Schedule of Investments
Bond Market Index Account
March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 5.39%	Shares Held Value (000's)			Principal
Money Market Funds - 5.39%			BONDS (continued)	Amount (000’s) Value (000’s)
First American Government Obligations Fund	704,953	$705	Aerospace & Defense (continued)
2.31%(a)			United Technologies Corp (continued)
Principal Government Money Market Fund	129,172,741	129,173	3.65%, 08/16/2023	$450	$462
2.33%(a),(b)			3.75%, 11/01/2046	30	28
		$129,878	4.05%, 05/04/2047	300	287
TOTAL INVESTMENT COMPANIES		$129,878	4.13%, 11/16/2028	435	452
	Principal		4.15%, 05/15/2045	40	39
BONDS - 32.26%	Amount (000's) Value (000's)		4.50%, 04/15/2020	124	126
Advertising - 0.03%			4.50%, 06/01/2042	600	620
Interpublic Group of Cos Inc/The			4.63%, 11/16/2048	210	223
3.50%, 10/01/2020	$30	$30	5.70%, 04/15/2040	51	59
3.75%, 10/01/2021	300	305	6.13%, 07/15/2038	18	22
5.40%, 10/01/2048	300	304	6.70%, 08/01/2028	175	214
Omnicom Group Inc / Omnicom Capital Inc					14,475
4.45%, 08/15/2020	128	131	Agriculture - 0.35%
		$770	Altria Group Inc
Aerospace & Defense - 0.60%			2.85%, 08/09/2022	40	40
Boeing Co/The			3.88%, 09/16/2046	60	49
1.88%, 06/15/2023	500	481	4.00%, 01/31/2024	350	361
2.25%, 06/15/2026	500	473	4.25%, 08/09/2042	25	22
2.80%, 03/01/2024	600	601	4.50%, 05/02/2043	500	450
3.50%, 03/01/2039	600	573	4.75%, 05/05/2021	163	169
3.83%, 03/01/2059	600	580	4.80%, 02/14/2029	785	809
5.88%, 02/15/2040	154	193	5.38%, 01/31/2044	205	205
Embraer Netherlands Finance BV			5.80%, 02/14/2039	630	666
5.05%, 06/15/2025	300	316	6.20%, 02/14/2059	710	764
General Dynamics Corp			Archer-Daniels-Midland Co
2.13%, 08/15/2026	350	331	2.50%, 08/11/2026	850	817
2.25%, 11/15/2022	15	15	4.48%, 03/01/2021	29	30
2.88%, 05/11/2020	300	301	BAT Capital Corp
3.38%, 05/15/2023	300	308	2.76%, 08/15/2022	580	570
3.50%, 05/15/2025	300	310	3.56%, 08/15/2027	550	521
3.75%, 05/15/2028	300	316	4.54%, 08/15/2047	325	285
Harris Corp			Philip Morris International Inc
3.83%, 04/27/2025	500	512	1.88%, 02/25/2021	70	69
L3 Technologies Inc			2.38%, 08/17/2022	30	30
4.95%, 02/15/2021	277	286	2.75%, 02/25/2026	310	302
Lockheed Martin Corp			2.90%, 11/15/2021	81	82
2.50%, 11/23/2020	255	254	3.25%, 11/10/2024	30	30
3.35%, 09/15/2021	102	104	4.25%, 11/10/2044	30	29
3.55%, 01/15/2026	240	248	4.38%, 11/15/2041	61	60
3.60%, 03/01/2035	350	346	4.50%, 03/20/2042	400	394
3.80%, 03/01/2045	25	25	4.88%, 11/15/2043	35	37
4.07%, 12/15/2042	47	48	Reynolds American Inc
4.09%, 09/15/2052	389	395	4.00%, 06/12/2022	30	31
4.70%, 05/15/2046	25	28	4.45%, 06/12/2025	250	257
Northrop Grumman Corp			4.85%, 09/15/2023	350	369
2.55%, 10/15/2022	380	376	5.70%, 08/15/2035	25	26
3.20%, 02/01/2027	500	492	5.85%, 08/15/2045	415	426
3.50%, 03/15/2021	277	281	6.88%, 05/01/2020	500	520
3.85%, 04/15/2045	500	480			8,420
4.03%, 10/15/2047	25	25	Airlines - 0.06%
Raytheon Co			American Airlines 2014-1 Class A Pass Through
2.50%, 12/15/2022	20	20	Trust
3.13%, 10/15/2020	77	78	3.70%, 04/01/2028	311	312
4.88%, 10/15/2040	154	182	Continental Airlines 2012-2 Class A Pass Through
Rockwell Collins Inc			Trust
3.50%, 03/15/2027	325	321	4.00%, 04/29/2026	150	152
4.35%, 04/15/2047	40	39	Delta Air Lines 2007-1 Class A Pass Through
4.80%, 12/15/2043	460	485	Trust
Spirit AeroSystems Inc			6.82%, 02/10/2024	55	60
3.95%, 06/15/2023	250	254	Southwest Airlines Co
4.60%, 06/15/2028	300	302	2.65%, 11/05/2020	500	499
United Technologies Corp			United Airlines 2014-2 Class A Pass Through
1.90%, 05/04/2020	350	347	Trust
1.95%, 11/01/2021	80	78	3.75%, 03/03/2028	160	161
2.30%, 05/04/2022	600	591	US Airways 2013-1 Class A Pass Through Trust
3.10%, 06/01/2022	530	533	3.95%, 05/15/2027	144	146
3.13%, 05/04/2027	15	15			1,330

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Apparel - 0.04%			Automobile Manufacturers (continued)
NIKE Inc			Toyota Motor Credit Corp (continued)
2.25%, 05/01/2023	$200	$198	3.65%, 01/08/2029	$400	$417
3.38%, 11/01/2046	350	329			12,295
3.63%, 05/01/2043	200	195	Automobile Parts & Equipment - 0.02%
Ralph Lauren Corp			BorgWarner Inc
3.75%, 09/15/2025	300	308	3.38%, 03/15/2025	500	496
		1,030	Banks - 6.04%
Automobile Asset Backed Securities - 0.25%			Australia & New Zealand Banking Group Ltd
BMW Vehicle Owner Trust 2018-A			2.13%, 08/19/2020	250	248
2.51%, 06/25/2024	1,500	1,497	Australia & New Zealand Banking Group Ltd/
Nissan Auto Receivables 2017-B Owner Trust			New York NY
1.75%, 10/15/2021	3,000	2,976	2.30%, 06/01/2021	310	307
Toyota Auto Receivables 2018-A Owner Trust			2.63%, 05/19/2022	250	248
2.35%, 05/16/2022	1,000	997	Banco Santander SA
World Omni Auto Receivables Trust 2018-A			3.13%, 02/23/2023	600	593
2.50%, 04/17/2023	600	599	Bank of America Corp
		6,069	2.25%, 04/21/2020	160	159
Automobile Manufacturers - 0.51%			2.37%, 07/21/2021(c)	500	497
American Honda Finance Corp			3 Month USD LIBOR + 0.66%
1.70%, 09/09/2021	30	29	2.63%, 04/19/2021	750	748
2.45%, 09/24/2020	1,025	1,021	2.82%, 07/21/2023(c)	500	497
3.55%, 01/12/2024	50	52	3 Month USD LIBOR + 0.93%
Daimler Finance North America LLC			3.00%, 12/20/2023(c)	1,389	1,383
8.50%, 01/18/2031	127	181	3 Month USD LIBOR + 0.79%
Ford Motor Co			3.12%, 01/20/2023(c)	500	501
4.35%, 12/08/2026	745	692	3 Month USD LIBOR + 1.16%
5.29%, 12/08/2046	380	318	3.25%, 10/21/2027	40	39
7.45%, 07/16/2031	125	133	3.30%, 01/11/2023	330	334
Ford Motor Credit Co LLC			3.37%, 01/23/2026(c)	500	500
3.34%, 03/18/2021	1,000	985	3 Month USD LIBOR + 0.81%
4.13%, 08/04/2025	200	185	3.42%, 12/20/2028(c)	1,041	1,018
4.25%, 09/20/2022	200	199	3 Month USD LIBOR + 1.04%
4.39%, 01/08/2026	200	186	3.50%, 05/17/2022(c)	300	303
4.69%, 06/09/2025	200	191	3 Month USD LIBOR + 0.63%
5.60%, 01/07/2022	400	413	3.50%, 04/19/2026	795	802
5.88%, 08/02/2021	400	414	3.59%, 07/21/2028(c)	500	499
General Motors Co			3 Month USD LIBOR + 1.37%
4.88%, 10/02/2023	25	26	3.71%, 04/24/2028(c)	1,000	1,004
5.00%, 10/01/2028	400	399	3 Month USD LIBOR + 1.51%
5.40%, 04/01/2048	360	329	3.82%, 01/20/2028(c)	400	405
6.75%, 04/01/2046	25	26	3 Month USD LIBOR + 1.58%
General Motors Financial Co Inc			3.86%, 07/23/2024(c)	300	309
3.15%, 06/30/2022	30	30	3 Month USD LIBOR + 0.94%
3.20%, 07/13/2020	25	25	3.88%, 08/01/2025	30	31
3.20%, 07/06/2021	330	329	3.95%, 04/21/2025	830	844
3.25%, 01/05/2023	400	392	3.97%, 02/07/2030(c)	1,000	1,019
3.45%, 01/14/2022	30	30	3 Month USD LIBOR + 1.21%
3.45%, 04/10/2022	325	325	4.13%, 01/22/2024	500	524
3.50%, 11/07/2024	300	290	4.18%, 11/25/2027	60	61
3.70%, 05/09/2023	325	323	4.20%, 08/26/2024	25	26
3.95%, 04/13/2024	5	5	4.27%, 07/23/2029(c)	360	375
4.30%, 07/13/2025	325	323	3 Month USD LIBOR + 1.31%
4.35%, 01/17/2027	30	29	4.33%, 03/15/2050(c)	310	319
4.38%, 09/25/2021	330	337	3 Month USD LIBOR + 1.52%
5.10%, 01/17/2024	500	521	4.44%, 01/20/2048(c)	30	31
5.25%, 03/01/2026	1,020	1,053	3 Month USD LIBOR + 1.99%
PACCAR Financial Corp			5.00%, 01/21/2044	25	28
3.10%, 05/10/2021	300	302	5.63%, 07/01/2020	380	393
3.15%, 08/09/2021	200	202	5.70%, 01/24/2022	580	624
Toyota Motor Corp			5.88%, 02/07/2042	228	285
3.67%, 07/20/2028	200	209	7.75%, 05/14/2038	850	1,180
Toyota Motor Credit Corp			Bank of America NA
2.25%, 10/18/2023	350	343	6.00%, 10/15/2036	250	310
2.60%, 01/11/2022	30	30	Bank of Montreal
2.63%, 01/10/2023	100	100	1.90%, 08/27/2021	15	15
3.30%, 01/12/2022	77	78	2.55%, 11/06/2022	15	15
3.35%, 01/08/2024	400	411	3.10%, 04/13/2021	1,000	1,009
3.45%, 09/20/2023	400	412	3.30%, 02/05/2024	400	404

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Bank of Nova Scotia/The			Citigroup Inc (continued)
2.35%, 10/21/2020	$500	$498	6.63%, 06/15/2032	$112	$138
2.45%, 09/19/2022	30	30	6.68%, 09/13/2043	30	38
2.70%, 03/07/2022	15	15	8.13%, 07/15/2039	132	198
3.13%, 04/20/2021	1,000	1,007	Citizens Bank NA/Providence RI
3.40%, 02/11/2024	400	405	2.55%, 05/13/2021	250	248
4.50%, 12/16/2025	500	520	Cooperatieve Rabobank UA
Barclays Bank PLC			3.88%, 02/08/2022	328	337
2.65%, 01/11/2021	350	347	3.95%, 11/09/2022	300	305
5.14%, 10/14/2020	1,000	1,027	4.50%, 01/11/2021	51	53
Barclays PLC			5.25%, 05/24/2041	500	604
3.20%, 08/10/2021	200	200	5.25%, 08/04/2045	250	282
3.25%, 01/12/2021	200	200	5.75%, 12/01/2043	250	299
3.68%, 01/10/2023	200	200	Cooperatieve Rabobank UA/NY
4.34%, 01/10/2028	1,030	1,024	2.50%, 01/19/2021	500	498
4.38%, 01/12/2026	200	201	Credit Suisse AG/New York NY
4.97%, 05/16/2029(c)	210	217	3.00%, 10/29/2021	250	251
3 Month USD LIBOR + 1.90%			3.63%, 09/09/2024	400	407
BB&T Corp			Credit Suisse Group Funding Guernsey Ltd
2.15%, 02/01/2021	400	396	3.13%, 12/10/2020	300	301
BNP Paribas SA			3.75%, 03/26/2025	750	756
4.25%, 10/15/2024	750	769	4.88%, 05/15/2045	500	542
5.00%, 01/15/2021	77	80	Deutsche Bank AG/New York NY
BPCE SA			3.38%, 05/12/2021	500	492
4.00%, 04/15/2024	250	257	4.10%, 01/13/2026	500	478
Branch Banking & Trust Co			4.25%, 10/14/2021	400	402
2.85%, 04/01/2021	1,000	1,001	5.00%, 02/14/2022	400	409
3.63%, 09/16/2025	250	255	Discover Bank
3.80%, 10/30/2026	250	256	3.20%, 08/09/2021	250	251
Canadian Imperial Bank of Commerce			4.20%, 08/08/2023	250	260
3.50%, 09/13/2023	500	512	4.25%, 03/13/2026	500	508
Citibank NA			Fifth Third Bancorp
2.13%, 10/20/2020	400	397	2.88%, 07/27/2020	60	60
3.17%, 02/19/2022(c)	400	402	4.30%, 01/16/2024	30	31
3 Month USD LIBOR + 0.53%			Fifth Third Bank/Cincinnati OH
3.65%, 01/23/2024	500	516	2.25%, 06/14/2021	700	693
Citigroup Inc			2.88%, 10/01/2021	200	200
2.35%, 08/02/2021	25	25	3.85%, 03/15/2026	700	712
2.65%, 10/26/2020	1,020	1,017	Goldman Sachs Group Inc/The
2.70%, 03/30/2021	30	30	2.35%, 11/15/2021	780	768
2.70%, 10/27/2022	400	396	2.75%, 09/15/2020	500	499
2.75%, 04/25/2022	15	15	2.88%, 02/25/2021	90	90
2.88%, 07/24/2023(c)	200	199	3.00%, 04/26/2022	25	25
3 Month USD LIBOR + 0.95%			3.50%, 01/23/2025	1,500	1,497
2.90%, 12/08/2021	1,000	1,000	3.50%, 11/16/2026	1,000	987
3.20%, 10/21/2026	770	754	3.63%, 02/20/2024	1,000	1,010
3.50%, 05/15/2023	600	608	3.69%, 06/05/2028(c)	1,000	990
3.67%, 07/24/2028(c)	1,200	1,197	3 Month USD LIBOR + 1.51%
3 Month USD LIBOR + 1.39%			3.75%, 05/22/2025	30	30
3.70%, 01/12/2026	500	508	3.85%, 07/08/2024	20	20
3.75%, 06/16/2024	500	518	3.85%, 01/26/2027	60	60
3.88%, 10/25/2023	30	31	4.02%, 10/31/2038(c)	750	716
3.89%, 01/10/2028(c)	400	406	3 Month USD LIBOR + 1.37%
3 Month USD LIBOR + 1.56%			4.22%, 05/01/2029(c)	415	424
4.05%, 07/30/2022	200	206	3 Month USD LIBOR + 1.30%
4.07%, 04/23/2029(c)	240	246	4.25%, 10/21/2025	1,280	1,310
3 Month USD LIBOR + 1.19%			4.41%, 04/23/2039(c)	180	180
4.28%, 04/24/2048(c)	30	31	3 Month USD LIBOR + 1.43%
3 Month USD LIBOR + 1.84%			4.80%, 07/08/2044	25	26
4.30%, 11/20/2026	525	534	5.15%, 05/22/2045	310	328
4.40%, 06/10/2025	30	31	5.25%, 07/27/2021	502	527
4.45%, 09/29/2027	20	21	5.75%, 01/24/2022	228	245
4.50%, 01/14/2022	454	473	6.75%, 10/01/2037	30	37
4.60%, 03/09/2026	60	63	HSBC Holdings PLC
4.65%, 07/30/2045	222	236	2.65%, 01/05/2022	200	198
5.30%, 05/06/2044	25	28	2.95%, 05/25/2021	700	700
5.50%, 09/13/2025	325	356	3.60%, 05/25/2023	500	509
5.88%, 01/30/2042	328	403	3.90%, 05/25/2026	395	400

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
HSBC Holdings PLC (continued)			JPMorgan Chase & Co (continued)
3.95%, 05/18/2024(c)	$400	$408	5.63%, 08/16/2043	$375	$445
3 Month USD LIBOR + 0.99%			6.40%, 05/15/2038	200	259
4.00%, 03/30/2022	148	152	KeyCorp
4.04%, 03/13/2028(c)	500	504	2.90%, 09/15/2020	30	30
3 Month USD LIBOR + 1.55%			5.10%, 03/24/2021	102	106
4.25%, 03/14/2024	500	511	Kreditanstalt fuer Wiederaufbau
4.29%, 09/12/2026(c)	500	516	0.00%, 04/18/2036(d)	380	230
3 Month USD LIBOR + 1.35%			0.00%, 06/29/2037(d)	200	117
4.30%, 03/08/2026	445	462	1.50%, 04/20/2020	1,500	1,485
4.58%, 06/19/2029(c)	365	384	1.50%, 06/15/2021	290	285
3 Month USD LIBOR + 1.53%			1.63%, 05/29/2020	1,500	1,486
5.10%, 04/05/2021	728	759	1.63%, 03/15/2021	1,170	1,153
6.10%, 01/14/2042	174	225	1.88%, 11/30/2020	500	496
6.50%, 05/02/2036	420	515	2.00%, 05/02/2025	880	859
HSBC USA Inc			2.13%, 03/07/2022	500	497
2.75%, 08/07/2020	500	500	2.13%, 06/15/2022	960	954
Huntington Bancshares Inc/OH			2.13%, 01/17/2023	500	495
2.30%, 01/14/2022	500	492	2.38%, 12/29/2022	600	601
Huntington National Bank/The			2.63%, 01/25/2022	1,257	1,267
3.25%, 05/14/2021	400	404	2.63%, 02/28/2024	1,500	1,518
3.55%, 10/06/2023	400	410	2.75%, 09/08/2020	300	301
Industrial & Commercial Bank of China Ltd/New			Landwirtschaftliche Rentenbank
York NY			1.75%, 07/27/2026	500	474
2.45%, 10/20/2021	500	491	2.00%, 01/13/2025	300	293
JPMorgan Chase & Co			Lloyds Bank PLC
2.30%, 08/15/2021	880	870	3.30%, 05/07/2021	500	504
2.55%, 10/29/2020	1,000	997	6.38%, 01/21/2021	51	54
2.75%, 06/23/2020	1,000	1,001	Lloyds Banking Group PLC
2.78%, 04/25/2023(c)	250	249	3.57%, 11/07/2028(c)	630	605
3 Month USD LIBOR + 0.94%			3 Month USD LIBOR + 1.21%
2.97%, 01/15/2023	1,040	1,040	3.75%, 01/11/2027	515	506
3.13%, 01/23/2025	1,000	1,001	4.05%, 08/16/2023	400	408
3.20%, 01/25/2023	1,025	1,039	4.45%, 05/08/2025	400	415
3.20%, 06/15/2026	25	25	4.65%, 03/24/2026	500	506
3.25%, 09/23/2022	320	324	5.30%, 12/01/2045	200	209
3.30%, 04/01/2026	500	501	Mitsubishi UFJ Financial Group Inc
3.38%, 05/01/2023	400	404	2.53%, 09/13/2023	400	391
3.51%, 01/23/2029(c)	400	397	2.67%, 07/25/2022	30	30
3 Month USD LIBOR + 0.95%			2.76%, 09/13/2026	400	386
3.63%, 12/01/2027	25	25	3.00%, 02/22/2022	500	501
3.80%, 07/23/2024(c)	270	277	3.29%, 07/25/2027	10	10
3 Month USD LIBOR + 0.89%			3.54%, 07/26/2021	300	304
3.88%, 02/01/2024	20	21	3.76%, 07/26/2023	300	308
3.88%, 09/10/2024	500	513	3.85%, 03/01/2026	350	362
3.88%, 07/24/2038(c)	500	490	4.05%, 09/11/2028	500	529
3 Month USD LIBOR + 1.36%			4.29%, 07/26/2038	300	317
3.96%, 01/29/2027(c)	1,000	1,033	Mizuho Financial Group Inc
3 Month USD LIBOR + 1.25%			2.27%, 09/13/2021	400	393
3.96%, 11/15/2048(c)	400	390	2.84%, 09/13/2026	400	387
3 Month USD LIBOR + 1.38%			2.95%, 02/28/2022	500	499
4.01%, 04/23/2029(c)	270	277	3.17%, 09/11/2027	200	198
3 Month USD LIBOR + 1.12%			3.92%, 09/11/2024(c)	500	515
4.03%, 07/24/2048(c)	30	30	3 Month USD LIBOR + 1.00%
3 Month USD LIBOR + 1.46%			Morgan Stanley
4.20%, 07/23/2029(c)	300	313	2.50%, 04/21/2021	1,000	993
3 Month USD LIBOR + 1.26%			2.63%, 11/17/2021	1,030	1,025
4.25%, 10/15/2020	70	72	2.75%, 05/19/2022	300	298
4.25%, 10/01/2027	10	10	2.80%, 06/16/2020	1,050	1,051
4.26%, 02/22/2048(c)	500	512	3.13%, 01/23/2023	300	301
3 Month USD LIBOR + 1.58%			3.13%, 07/27/2026	1,330	1,295
4.40%, 07/22/2020	212	217	3.59%, 07/22/2028(c)	30	30
4.50%, 01/24/2022	257	269	3 Month USD LIBOR + 1.34%
4.63%, 05/10/2021	287	298	3.63%, 01/20/2027	30	30
4.85%, 02/01/2044	20	22	3.70%, 10/23/2024	25	25
4.95%, 06/01/2045	55	61	3.75%, 02/25/2023	1,230	1,262
5.40%, 01/06/2042	102	121	3.77%, 01/24/2029(c)	360	361
5.60%, 07/15/2041	154	187	3 Month USD LIBOR + 1.14%

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Morgan Stanley (continued)			Sumitomo Mitsui Financial Group Inc
3.88%, 04/29/2024	$30	$31	(continued)
3.95%, 04/23/2027	50	50	3.78%, 03/09/2026	$500	$516
3.97%, 07/22/2038(c)	15	15	SunTrust Bank/Atlanta GA
3 Month USD LIBOR + 1.46%			2.75%, 05/01/2023	200	198
4.00%, 07/23/2025	30	31	SunTrust Banks Inc
4.10%, 05/22/2023	380	391	2.70%, 01/27/2022	30	30
4.30%, 01/27/2045	50	51	2.90%, 03/03/2021	65	65
4.35%, 09/08/2026	30	31	Svenska Handelsbanken AB
4.38%, 01/22/2047	30	31	3.35%, 05/24/2021	400	405
4.43%, 01/23/2030(c)	1,000	1,053	Synchrony Bank
3 Month USD LIBOR + 1.63%			3.65%, 05/24/2021	300	303
4.88%, 11/01/2022	30	32	Toronto-Dominion Bank/The
5.00%, 11/24/2025	525	563	1.80%, 07/13/2021	520	509
5.75%, 01/25/2021	1,050	1,103	2.50%, 12/14/2020	1,015	1,013
6.38%, 07/24/2042	620	801	3.15%, 09/17/2020	500	504
National Australia Bank Ltd/New York			US Bancorp
1.88%, 07/12/2021	500	490	2.35%, 01/29/2021	20	20
2.13%, 05/22/2020	300	298	2.63%, 01/24/2022	55	55
2.50%, 05/22/2022	570	564	2.95%, 07/15/2022	230	231
Northern Trust Corp			3.00%, 03/15/2022	158	160
3.95%, 10/30/2025	500	528	3.10%, 04/27/2026	780	779
Oesterreichische Kontrollbank AG			3.15%, 04/27/2027	25	25
1.50%, 10/21/2020	160	157	3.60%, 09/11/2024	15	15
1.88%, 01/20/2021	1,000	990	4.13%, 05/24/2021	112	115
PNC Bank NA			Wells Fargo & Co
2.45%, 07/28/2022	500	498	2.10%, 07/26/2021	15	15
2.63%, 02/17/2022	1,000	999	2.50%, 03/04/2021	1,020	1,015
3.80%, 07/25/2023	400	411	2.55%, 12/07/2020	20	20
PNC Financial Services Group Inc/The			2.60%, 07/22/2020	10	10
3.15%, 05/19/2027	10	10	3.00%, 02/19/2025	890	880
4.38%, 08/11/2020	51	52	3.00%, 04/22/2026	500	489
Regions Financial Corp			3.00%, 10/23/2026	530	517
3.80%, 08/14/2023	1,000	1,028	3.07%, 01/24/2023	35	35
Royal Bank of Canada			3.45%, 02/13/2023	215	217
2.35%, 10/30/2020	500	498	3.50%, 03/08/2022	180	183
Royal Bank of Scotland Group PLC			3.58%, 05/22/2028(c)	500	502
3.88%, 09/12/2023	200	201	3 Month USD LIBOR + 1.31%
4.80%, 04/05/2026	500	519	3.75%, 01/24/2024	2,000	2,058
4.89%, 05/18/2029(c)	400	415	3.90%, 05/01/2045	500	496
3 Month USD LIBOR + 1.75%			4.15%, 01/24/2029	765	800
5.08%, 01/27/2030(c)	1,000	1,053	4.40%, 06/14/2046	385	384
3 Month USD LIBOR + 1.91%			4.60%, 04/01/2021	102	105
6.13%, 12/15/2022	500	532	4.65%, 11/04/2044	30	31
Santander Holdings USA Inc			4.90%, 11/17/2045	520	554
4.40%, 07/13/2027	20	20	5.38%, 02/07/2035	500	583
4.50%, 07/17/2025	780	804	5.38%, 11/02/2043	20	22
Santander UK Group Holdings PLC			5.61%, 01/15/2044	45	52
2.88%, 10/16/2020	1,000	998	Wells Fargo Bank NA
3.57%, 01/10/2023	520	519	5.95%, 08/26/2036	750	906
Skandinaviska Enskilda Banken AB			6.60%, 01/15/2038	250	327
1.88%, 09/13/2021	500	487	Wells Fargo Capital X
2.63%, 03/15/2021	250	249	5.95%, 12/01/2086	200	220
State Street Corp			Westpac Banking Corp
1.95%, 05/19/2021	35	35	2.00%, 08/19/2021	500	491
2.55%, 08/18/2020	180	180	2.60%, 11/23/2020	500	499
2.65%, 05/19/2026	60	59	2.65%, 01/25/2021	1,000	999
3.10%, 05/15/2023	325	330	2.80%, 01/11/2022	500	501
3.55%, 08/18/2025	225	233	3.35%, 03/08/2027	30	30
3.70%, 11/20/2023	10	10	3.65%, 05/15/2023	400	411
Sumitomo Mitsui Banking Corp					145,514
3.20%, 07/18/2022	100	101	Beverages - 0.72%
3.65%, 07/23/2025	500	515	Anheuser-Busch Cos LLC / Anheuser-Busch
Sumitomo Mitsui Financial Group Inc			InBev Worldwide Inc
2.93%, 03/09/2021	500	501	3.65%, 02/01/2026(e)	2,825	2,833
3.10%, 01/17/2023	500	502	4.70%, 02/01/2036(e)	1,030	1,029
3.36%, 07/12/2027	750	751	4.90%, 02/01/2046(e)	790	793
3.45%, 01/11/2027	140	141

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)			Biotechnology (continued)
Anheuser-Busch InBev Finance Inc			Celgene Corp (continued)
4.63%, 02/01/2044	$25	$24	3.88%, 08/15/2025	$470	$481
Anheuser-Busch InBev Worldwide Inc			3.90%, 02/20/2028	185	189
2.50%, 07/15/2022	340	337	3.95%, 10/15/2020	400	407
3.75%, 07/15/2042	100	87	4.35%, 11/15/2047	150	146
4.44%, 10/06/2048	676	636	4.55%, 02/20/2048	185	188
4.75%, 01/23/2029	560	597	4.63%, 05/15/2044	355	357
4.90%, 01/23/2031	750	809	5.00%, 08/15/2045	30	32
5.45%, 01/23/2039	500	541	Gilead Sciences Inc
5.55%, 01/23/2049	500	549	2.50%, 09/01/2023	10	10
5.80%, 01/23/2059	595	662	2.55%, 09/01/2020	600	599
8.20%, 01/15/2039	51	71	2.95%, 03/01/2027	530	515
Coca-Cola Co/The			3.25%, 09/01/2022	60	61
2.50%, 04/01/2023	10	10	4.00%, 09/01/2036	300	294
2.88%, 10/27/2025	520	524	4.15%, 03/01/2047	70	68
3.15%, 11/15/2020	528	533	4.40%, 12/01/2021	127	132
3.20%, 11/01/2023	60	62	4.50%, 04/01/2021	35	36
3.30%, 09/01/2021	30	31	4.60%, 09/01/2035	500	525
Constellation Brands Inc			4.75%, 03/01/2046	195	204
3.60%, 02/15/2028	500	489	4.80%, 04/01/2044	500	525
3.75%, 05/01/2021	500	508			9,412
Diageo Capital PLC			Building Materials - 0.06%
2.63%, 04/29/2023	10	10	Johnson Controls International plc
4.83%, 07/15/2020	51	52	3.75%, 12/01/2021	477	484
5.88%, 09/30/2036	139	173	Masco Corp
Diageo Investment Corp			4.45%, 04/01/2025	300	308
2.88%, 05/11/2022	200	201	Owens Corning
Keurig Dr Pepper Inc			4.20%, 12/15/2022	500	513
3.13%, 12/15/2023	500	494	4.40%, 01/30/2048	300	247
3.55%, 05/25/2021(e)	500	505			1,552
4.06%, 05/25/2023(e)	425	437	Chemicals - 0.27%
4.42%, 12/15/2046	500	457	Albemarle Corp
Molson Coors Brewing Co			5.45%, 12/01/2044	150	155
3.00%, 07/15/2026	530	502	Dow Chemical Co/The
5.00%, 05/01/2042	50	49	3.50%, 10/01/2024	5	5
PepsiCo Inc			4.13%, 11/15/2021	256	263
1.70%, 10/06/2021	30	29	4.38%, 11/15/2042	230	220
1.85%, 04/30/2020	500	497	5.25%, 11/15/2041	30	31
2.15%, 10/14/2020	500	498	7.38%, 11/01/2029	850	1,075
2.38%, 10/06/2026	20	19	9.40%, 05/15/2039	51	78
2.75%, 03/05/2022	593	599	DowDuPont Inc
2.85%, 02/24/2026	500	497	5.32%, 11/15/2038	190	211
3.10%, 07/17/2022	15	15	5.42%, 11/15/2048	245	279
3.13%, 11/01/2020	128	129	Eastman Chemical Co
3.45%, 10/06/2046	545	525	3.60%, 08/15/2022	49	50
4.25%, 10/22/2044	500	539	4.80%, 09/01/2042	100	99
4.45%, 04/14/2046	20	22	LYB International Finance BV
		17,374	5.25%, 07/15/2043	515	526
Biotechnology - 0.39%			LYB International Finance II BV
Amgen Inc			3.50%, 03/02/2027	35	34
1.85%, 08/19/2021	65	64	LyondellBasell Industries NV
2.60%, 08/19/2026	1,000	946	4.63%, 02/26/2055	20	18
2.65%, 05/11/2022	40	40	5.75%, 04/15/2024	130	142
3.88%, 11/15/2021	25	26	Mosaic Co/The
4.10%, 06/15/2021	501	516	4.25%, 11/15/2023	496	515
4.40%, 05/01/2045	40	39	4.88%, 11/15/2041	520	501
4.56%, 06/15/2048	485	486	Nutrien Ltd
4.66%, 06/15/2051	810	815	3.63%, 03/15/2024	500	506
Baxalta Inc			4.90%, 06/01/2043	200	204
4.00%, 06/23/2025	50	51	6.13%, 01/15/2041	250	288
5.25%, 06/23/2045	130	142	PPG Industries Inc
Biogen Inc			3.60%, 11/15/2020	251	254
5.20%, 09/15/2045	540	570	Praxair Inc
Celgene Corp			2.20%, 08/15/2022	300	296
2.88%, 08/15/2020	500	500	Sherwin-Williams Co/The
3.25%, 08/15/2022	25	25	2.75%, 06/01/2022	35	35
3.25%, 02/20/2023	400	403	3.45%, 06/01/2027	330	324
3.55%, 08/15/2022	20	20	4.50%, 06/01/2047	25	25

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Chemicals (continued)			Commercial Mortgage Backed Securities (continued)
Westlake Chemical Corp			JP Morgan Chase Commercial Mortgage
3.60%, 08/15/2026	$350	$339	Securities Trust 2011-C5
		6,473	4.17%, 08/15/2046	$155	$159
Commercial Mortgage Backed Securities - 2.08%			JPMBB Commercial Mortgage Securities Trust
BANK 2018-BNK10			2013-C15
3.69%, 02/15/2061	1,850	1,914	4.13%, 11/15/2045	500	526
CFCRE Commercial Mortgage Trust 2016-C4			JPMBB Commercial Mortgage Securities Trust
3.28%, 05/10/2058	1,300	1,298	2014-C22
Citigroup Commercial Mortgage Trust			3.80%, 09/15/2047	1,000	1,039
2013-GC15			Morgan Stanley Bank of America Merrill Lynch
4.37%, 09/10/2046(f)	1,000	1,060	Trust 2013-C11
Citigroup Commercial Mortgage Trust			3.09%, 08/15/2046	34	34
2016-GC36			Morgan Stanley Bank of America Merrill Lynch
3.62%, 02/10/2049	1,000	1,032	Trust 2015-C24
COMM 2012-CCRE3 Mortgage Trust			3.48%, 05/15/2048	1,000	1,023
2.82%, 10/15/2045	490	488	Morgan Stanley Capital I Trust 2017-H1
COMM 2013-CCRE8 Mortgage Trust			3.26%, 06/15/2050	2,500	2,512
3.61%, 06/10/2046(f)	500	514	SG Commercial Mortgage Securities Trust
COMM 2013-LC6 Mortgage Trust			2016-C5
2.94%, 01/10/2046	500	503	3.06%, 10/10/2048	1,000	983
COMM 2014-UBS3 Mortgage Trust			UBS Commercial Mortgage Trust 2012-C1
3.82%, 06/10/2047	500	521	3.40%, 05/10/2045	486	494
COMM 2015-DC1 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
3.35%, 02/10/2048	1,000	1,014	2012-C3
COMM 2015-LC19 Mortgage Trust			3.09%, 08/10/2049	550	555
3.18%, 02/10/2048	1,000	1,009	UBS-Barclays Commercial Mortgage Trust
Commercial Mortgage Pass Through Certificates			2013-C6
3.76%, 02/10/2049	1,000	1,038	3.24%, 04/10/2046	500	508
CSAIL 2015-C1 Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
2.97%, 04/15/2050	1,000	999	2012-LC5
CSAIL 2016-C7 Commercial Mortgage Trust			2.92%, 10/15/2045	494	494
3.31%, 11/15/2049	1,000	1,015	Wells Fargo Commercial Mortgage Trust
Fannie Mae-Aces			2015-C28
2.42%, 10/25/2026(f)	1,000	971	3.29%, 05/15/2048	1,845	1,870
2.53%, 09/25/2024	1,000	992	WFRBS Commercial Mortgage Trust 2012-C7
2.64%, 04/25/2023(f)	416	418	2.30%, 06/15/2045	93	93
2.71%, 06/25/2025(f)	2,000	1,999	WFRBS Commercial Mortgage Trust 2013-C14
2.79%, 02/25/2027(f)	1,100	1,094	2.98%, 06/15/2046	872	874
2.96%, 02/25/2027(f)	1,000	1,002			50,080
2.99%, 12/25/2027(f)	1,000	1,002	Commercial Services - 0.21%
3.12%, 08/25/2024(f)	937	956	Automatic Data Processing Inc
3.38%, 07/25/2028(f)	2,025	2,088	2.25%, 09/15/2020	20	20
3.51%, 12/25/2023(f)	975	1,009	3.38%, 09/15/2025	500	517
Freddie Mac Multifamily Structured Pass			Board of Trustees of The Leland Stanford Junior
Through Certificates			University/The
2.34%, 07/25/2026	374	368	3.65%, 05/01/2048	287	296
2.67%, 03/25/2026	1,050	1,044	California Institute of Technology
2.87%, 12/25/2021	526	529	4.32%, 08/01/2045	80	89
3.02%, 02/25/2023	230	232	CommonSpirit Health
3.06%, 07/25/2023(f)	750	763	4.35%, 11/01/2042	200	192
3.06%, 12/25/2024	500	509	Ecolab Inc
3.31%, 05/25/2023(f)	810	832	4.35%, 12/08/2021	112	117
3.32%, 02/25/2023(f)	1,000	1,027	5.50%, 12/08/2041	307	377
3.41%, 12/25/2026	1,500	1,557	Massachusetts Institute of Technology
3.53%, 10/25/2023(f)	1,050	1,089	3.89%, 07/01/2116	250	241
4.19%, 12/25/2020(f)	850	868	4.68%, 07/01/2114	250	292
GS Mortgage Securities Trust 2012-GC6			Moody's Corp
3.48%, 01/10/2045	273	277	5.25%, 07/15/2044	500	565
GS Mortgage Securities Trust 2012-GCJ9			President & Fellows of Harvard College
2.77%, 11/10/2045	499	499	3.15%, 07/15/2046	350	331
GS Mortgage Securities Trust 2014-GC18			RELX Capital Inc
3.80%, 01/10/2047	456	471	3.13%, 10/15/2022	125	125
GS Mortgage Securities Trust 2015-GC34			S&P Global Inc
3.51%, 10/10/2048	1,000	1,025	4.40%, 02/15/2026	160	172
GS Mortgage Securities Trust 2017-GS5			6.55%, 11/15/2037	51	67
3.47%, 03/10/2050	2,250	2,304	University of Southern California
GS Mortgage Securities Trust 2018-GS9			3.84%, 10/01/2047	500	523
3.99%, 03/10/2051(f)	1,500	1,586	5.25%, 10/01/2111	30	38

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)			Consumer Products (continued)
Verisk Analytics Inc			Kimberly-Clark Corp
4.00%, 06/15/2025	$500	$521	2.40%, 03/01/2022	$257	$255
William Marsh Rice University			2.40%, 06/01/2023	150	148
3.57%, 05/15/2045	500	495			1,116
		4,978	Cosmetics & Personal Care - 0.06%
Computers - 0.68%			Procter & Gamble Co/The
Apple Inc			1.70%, 11/03/2021	30	29
1.55%, 08/04/2021	30	29	2.15%, 08/11/2022	30	30
2.00%, 05/06/2020	520	518	2.30%, 02/06/2022	441	440
2.15%, 02/09/2022	50	50	3.10%, 08/15/2023	30	31
2.25%, 02/23/2021	535	533	Unilever Capital Corp
2.30%, 05/11/2022	30	30	2.20%, 05/05/2022	100	99
2.40%, 01/13/2023	300	298	3.25%, 03/07/2024	400	407
2.40%, 05/03/2023	330	327	5.90%, 11/15/2032	230	290
2.50%, 02/09/2022	530	529			1,326
2.70%, 05/13/2022	60	60	Credit Card Asset Backed Securities - 0.33%
2.85%, 05/06/2021	1,285	1,293	Capital One Multi-Asset Execution Trust
2.85%, 02/23/2023	30	30	1.99%, 07/17/2023	1,000	992
2.90%, 09/12/2027	230	227	2.43%, 01/15/2025	2,000	1,991
3.00%, 02/09/2024	60	61	Citibank Credit Card Issuance Trust
3.00%, 11/13/2027	740	735	2.19%, 11/20/2023	1,000	991
3.20%, 05/13/2025	445	453	2.49%, 01/20/2023	1,350	1,348
3.20%, 05/11/2027	320	323	2.68%, 06/07/2023	1,000	1,003
3.25%, 02/23/2026	775	790	2.88%, 01/23/2023	500	503
3.35%, 02/09/2027	535	546	Synchrony Credit Card Master Note Trust
3.45%, 05/06/2024	405	418	2.97%, 03/15/2024	1,000	1,004
3.45%, 02/09/2045	30	29			7,832
3.75%, 09/12/2047	115	114	Distribution & Wholesale - 0.01%
3.75%, 11/13/2047	150	150	WW Grainger Inc
3.85%, 05/04/2043	300	303	4.60%, 06/15/2045	250	266
4.50%, 02/23/2036	1,000	1,121	Diversified Financial Services - 0.87%
4.65%, 02/23/2046	385	435	AerCap Ireland Capital DAC / AerCap Global
Dell International LLC / EMC Corp			Aviation Trust
4.42%, 06/15/2021(e)	980	1,005	3.30%, 01/23/2023	500	491
8.10%, 07/15/2036(e)	255	300	3.50%, 01/15/2025	300	289
8.35%, 07/15/2046(e)	735	887	3.88%, 01/23/2028	300	280
DXC Technology Co			3.95%, 02/01/2022	650	658
4.75%, 04/15/2027	505	513	4.50%, 05/15/2021	150	153
Hewlett Packard Enterprise Co			5.00%, 10/01/2021	150	156
3.60%, 10/15/2020	470	474	Air Lease Corp
4.90%, 10/15/2025	300	319	2.50%, 03/01/2021	500	496
6.20%, 10/15/2035	80	85	3.00%, 09/15/2023	20	20
6.35%, 10/15/2045	195	204	3.25%, 03/01/2025	500	481
HP Inc			American Express Co
3.75%, 12/01/2020	121	123	2.20%, 10/30/2020	500	496
6.00%, 09/15/2041	154	165	2.65%, 12/02/2022	400	398
IBM Credit LLC			3.00%, 10/30/2024	400	398
2.65%, 02/05/2021	100	100	3.38%, 05/17/2021	400	405
International Business Machines Corp			3.40%, 02/22/2024	400	406
1.63%, 05/15/2020	700	692	3.63%, 12/05/2024	500	513
2.25%, 02/19/2021	300	297	3.70%, 08/03/2023	400	410
3.38%, 08/01/2023	335	342	4.05%, 12/03/2042	25	26
4.00%, 06/20/2042	35	34	American Express Credit Corp
4.70%, 02/19/2046	185	202	2.25%, 05/05/2021	555	551
5.60%, 11/30/2039	92	111	3.30%, 05/03/2027	30	30
5.88%, 11/29/2032	200	250	Ameriprise Financial Inc
6.22%, 08/01/2027	351	419	4.00%, 10/15/2023	225	236
Seagate HDD Cayman			BlackRock Inc
4.75%, 06/01/2023	530	536	3.38%, 06/01/2022	200	205
4.75%, 01/01/2025	30	29	3.50%, 03/18/2024	500	520
		16,489	4.25%, 05/24/2021	500	519
Consumer Products - 0.05%			Brookfield Finance Inc
Church & Dwight Co Inc			3.90%, 01/25/2028	400	387
3.15%, 08/01/2027	300	291	Capital One Bank USA NA
3.95%, 08/01/2047	300	290	3.38%, 02/15/2023	340	340
Clorox Co/The
3.80%, 11/15/2021	128	132

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electric - 1.61%
Capital One Financial Corp			AEP Transmission Co LLC
2.50%, 05/12/2020	$400	$399	4.00%, 12/01/2046	$600	$604
3.05%, 03/09/2022	30	30	Alabama Power Co
3.20%, 02/05/2025	415	406	4.30%, 01/02/2046	400	422
3.50%, 06/15/2023	114	115	Ameren Illinois Co
3.75%, 04/24/2024	5	5	2.70%, 09/01/2022	300	300
3.75%, 03/09/2027	1,020	1,003	Appalachian Power Co
4.20%, 10/29/2025	30	31	3.30%, 06/01/2027	400	395
4.75%, 07/15/2021	30	31	7.00%, 04/01/2038	120	157
Charles Schwab Corp/The			Arizona Public Service Co
3.25%, 05/21/2021	200	203	4.50%, 04/01/2042	77	81
3.45%, 02/13/2026	250	255	Baltimore Gas & Electric Co
3.85%, 05/21/2025	200	210	3.35%, 07/01/2023	500	508
CME Group Inc			4.25%, 09/15/2048	300	315
3.00%, 09/15/2022	25	25	Berkshire Hathaway Energy Co
3.00%, 03/15/2025	530	533	3.75%, 11/15/2023	500	520
5.30%, 09/15/2043	200	245	3.80%, 07/15/2048	300	287
Credit Suisse USA Inc			4.50%, 02/01/2045	250	266
7.13%, 07/15/2032	300	403	5.15%, 11/15/2043	15	17
Discover Financial Services			6.13%, 04/01/2036	156	196
4.10%, 02/09/2027	500	500	CenterPoint Energy Houston Electric LLC
GE Capital International Funding Co Unlimited			4.25%, 02/01/2049	300	325
Co			CMS Energy Corp
2.34%, 11/15/2020	500	494	3.45%, 08/15/2027	350	350
3.37%, 11/15/2025	1,025	995	5.05%, 03/15/2022	500	528
4.42%, 11/15/2035	1,000	925	Commonwealth Edison Co
Intercontinental Exchange Inc			4.00%, 08/01/2020	510	518
2.75%, 12/01/2020	10	10	4.00%, 03/01/2049	300	308
3.75%, 12/01/2025	50	52	Consolidated Edison Co of New York Inc
4.25%, 09/21/2048	150	157	3.13%, 11/15/2027	300	298
International Lease Finance Corp			3.88%, 06/15/2047	500	488
5.88%, 08/15/2022	20	22	4.20%, 03/15/2042	128	131
8.25%, 12/15/2020	20	22	4.30%, 12/01/2056	230	233
Jefferies Group LLC			5.50%, 12/01/2039	400	477
6.50%, 01/20/2043	200	208	5.85%, 03/15/2036	51	62
6.88%, 04/15/2021	27	29	6.75%, 04/01/2038	125	167
Jefferies Group LLC / Jefferies Group Capital			Delmarva Power & Light Co
Finance Inc			4.15%, 05/15/2045	350	358
4.15%, 01/23/2030	400	366	Dominion Energy Inc
Mastercard Inc			2.58%, 07/01/2020	500	497
3.38%, 04/01/2024	25	26	4.70%, 12/01/2044	300	318
Nasdaq Inc			4.90%, 08/01/2041	77	82
4.25%, 06/01/2024	350	365	5.95%, 06/15/2035	400	468
National Rural Utilities Cooperative Finance Corp			DTE Electric Co
2.40%, 04/25/2022	300	298	3.45%, 10/01/2020	405	409
3.05%, 02/15/2022	102	103	3.95%, 03/01/2049	500	511
3.05%, 04/25/2027	300	294	DTE Energy Co
3.25%, 11/01/2025	500	507	3.50%, 06/01/2024	500	506
ORIX Corp			Duke Energy Carolinas LLC
3.70%, 07/18/2027	300	303	2.50%, 03/15/2023	279	277
Synchrony Financial			3.70%, 12/01/2047	300	293
3.75%, 08/15/2021	5	5	3.90%, 06/15/2021	410	421
4.25%, 08/15/2024	300	302	4.00%, 09/30/2042	100	103
4.50%, 07/23/2025	20	20	5.30%, 02/15/2040	512	618
TD Ameritrade Holding Corp			Duke Energy Corp
2.95%, 04/01/2022	20	20	1.80%, 09/01/2021	45	44
Visa Inc			2.65%, 09/01/2026	555	529
2.20%, 12/14/2020	625	622	3.15%, 08/15/2027	15	15
2.80%, 12/14/2022	20	20	3.75%, 09/01/2046	600	561
3.15%, 12/14/2025	600	609	Duke Energy Florida LLC
3.65%, 09/15/2047	85	85	3.40%, 10/01/2046	300	279
4.15%, 12/14/2035	215	234	5.65%, 04/01/2040	25	31
4.30%, 12/14/2045	375	414	6.40%, 06/15/2038	66	88
Western Union Co/The			Duke Energy Indiana LLC
5.25%, 04/01/2020	25	26	3.75%, 07/15/2020	37	38
6.20%, 11/17/2036	200	213	6.12%, 10/15/2035	77	97
		21,004	6.45%, 04/01/2039	300	398

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Electric (continued)
Duke Energy Progress LLC			PacifiCorp
4.15%, 12/01/2044	$300	$312	6.25%, 10/15/2037	$92	$118
Emera US Finance LP			PECO Energy Co
3.55%, 06/15/2026	25	25	2.38%, 09/15/2022	100	99
4.75%, 06/15/2046	25	26	3.90%, 03/01/2048	200	202
Entergy Arkansas LLC			PPL Capital Funding Inc
3.70%, 06/01/2024	500	519	3.40%, 06/01/2023	300	301
3.75%, 02/15/2021	25	25	4.70%, 06/01/2043	100	104
Entergy Corp			PPL Electric Utilities Corp
5.13%, 09/15/2020	89	91	3.95%, 06/01/2047	300	310
Entergy Louisiana LLC			Progress Energy Inc
3.12%, 09/01/2027	700	692	3.15%, 04/01/2022	128	129
Entergy Texas Inc			7.75%, 03/01/2031	136	185
4.00%, 03/30/2029	300	311	PSEG Power LLC
4.50%, 03/30/2039	300	316	5.13%, 04/15/2020	300	307
Evergy Inc			Public Service Co of Colorado
4.85%, 06/01/2021	77	79	2.25%, 09/15/2022	500	494
Eversource Energy			3.70%, 06/15/2028	300	312
2.50%, 03/15/2021	300	298	Public Service Electric & Gas Co
Exelon Corp			3.00%, 05/15/2027	400	394
3.95%, 06/15/2025	25	26	3.25%, 09/01/2023	400	409
4.45%, 04/15/2046	20	21	3.65%, 09/01/2042	200	196
Exelon Generation Co LLC			Puget Sound Energy Inc
4.25%, 06/15/2022	500	519	5.80%, 03/15/2040	351	439
6.25%, 10/01/2039	349	387	Sempra Energy
FirstEnergy Corp			2.90%, 02/01/2023	300	296
3.90%, 07/15/2027	900	913	3.40%, 02/01/2028	300	289
Florida Power & Light Co			3.80%, 02/01/2038	300	275
3.70%, 12/01/2047	200	199	4.00%, 02/01/2048	400	364
5.65%, 02/01/2037	478	591	6.00%, 10/15/2039	112	131
5.69%, 03/01/2040	48	60	South Carolina Electric & Gas Co
Fortis Inc/Canada			5.45%, 02/01/2041	77	91
3.06%, 10/04/2026	20	19	Southern California Edison Co
Georgia Power Co			2.40%, 02/01/2022	300	291
4.30%, 03/15/2042	228	226	4.00%, 04/01/2047	15	14
Gulf Power Co			4.05%, 03/15/2042	668	626
3.30%, 05/30/2027	400	401	5.50%, 03/15/2040	102	111
Hydro-Quebec			5.95%, 02/01/2038	117	133
8.05%, 07/07/2024	102	128	Southern Co/The
Iberdrola International BV			2.35%, 07/01/2021	520	514
6.75%, 07/15/2036	128	160	3.25%, 07/01/2026	570	558
Kentucky Utilities Co			5.50%, 03/15/2057(c)	400	407
5.13%, 11/01/2040	250	294	3 Month USD LIBOR + 3.63%
LG&E & KU Energy LLC			Southern Power Co
3.75%, 11/15/2020	77	78	5.25%, 07/15/2043	200	211
Louisville Gas & Electric Co			Southwestern Electric Power Co
3.30%, 10/01/2025	50	51	2.75%, 10/01/2026	750	714
MidAmerican Energy Co			3.85%, 02/01/2048	300	282
3.65%, 04/15/2029	300	312	4.10%, 09/15/2028	400	416
4.25%, 05/01/2046	500	530	6.20%, 03/15/2040	51	63
4.25%, 07/15/2049	300	319	Tampa Electric Co
Mississippi Power Co			4.35%, 05/15/2044	200	203
4.25%, 03/15/2042	100	96	TransAlta Corp
Nevada Power Co			6.50%, 03/15/2040	25	25
6.65%, 04/01/2036	400	519	Union Electric Co
NextEra Energy Capital Holdings Inc			3.50%, 04/15/2024	500	514
4.50%, 06/01/2021	351	362	Virginia Electric & Power Co
Northern States Power Co/MN			2.75%, 03/15/2023	500	499
3.40%, 08/15/2042	100	95	3.15%, 01/15/2026	30	30
5.35%, 11/01/2039	82	99	3.50%, 03/15/2027	30	31
NorthWestern Corp			4.00%, 11/15/2046	500	502
4.18%, 11/15/2044	300	306	4.65%, 08/15/2043	250	273
NSTAR Electric Co			6.00%, 05/15/2037	77	95
2.38%, 10/15/2022	750	744	8.88%, 11/15/2038	10	16
Oncor Electric Delivery Co LLC			WEC Energy Group Inc
5.25%, 09/30/2040	51	61	3.55%, 06/15/2025	110	112
7.25%, 01/15/2033	300	415	Westar Energy Inc
			4.25%, 12/01/2045	500	523

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Wisconsin Electric Power Co			Federal Home Loan Banks (continued)
5.70%, 12/01/2036	$450	$549	2.50%, 02/13/2024	$500	$505
		38,676	2.63%, 05/28/2020	1,000	1,002
Electrical Components & Equipment - 0.00%			2.63%, 10/01/2020	1,000	1,004
Emerson Electric Co			3.00%, 10/12/2021	1,000	1,017
2.63%, 02/15/2023	100	99	5.50%, 07/15/2036	180	240
Electronics - 0.08%			5.63%, 06/11/2021	350	374
Allegion US Holding Co Inc			Freddie Mac
3.55%, 10/01/2027	500	475	1.38%, 04/20/2020	500	495
Arrow Electronics Inc			1.38%, 05/01/2020	1,000	989
4.50%, 03/01/2023	200	207	1.40%, 08/22/2019	500	498
Fortive Corp			1.88%, 11/17/2020	750	744
3.15%, 06/15/2026	535	521	2.38%, 02/16/2021	1,000	1,001
Honeywell International Inc			2.38%, 01/13/2022	1,757	1,762
1.85%, 11/01/2021	30	29	2.75%, 06/19/2023	500	509
2.50%, 11/01/2026	50	49	6.25%, 07/15/2032	231	319
3.35%, 12/01/2023	265	271	6.75%, 03/15/2031	577	806
3.81%, 11/21/2047	77	78			27,197
Jabil Inc			Food - 0.51%
3.95%, 01/12/2028	300	280	Campbell Soup Co
4.70%, 09/15/2022	100	103	3.30%, 03/19/2025	300	291
Tyco Electronics Group SA			4.15%, 03/15/2028	160	159
7.13%, 10/01/2037	14	19	4.25%, 04/15/2021	51	52
		2,032	Conagra Brands Inc
Environmental Control - 0.08%			3.20%, 01/25/2023	567	567
Republic Services Inc			4.85%, 11/01/2028	205	215
2.90%, 07/01/2026	500	489	5.30%, 11/01/2038	120	122
3.95%, 05/15/2028	300	315	5.40%, 11/01/2048	120	121
4.75%, 05/15/2023	51	54	General Mills Inc
5.25%, 11/15/2021	200	212	2.60%, 10/12/2022	500	494
Waste Management Inc			3.15%, 12/15/2021	77	78
3.90%, 03/01/2035	200	200	3.20%, 04/16/2021	500	504
4.10%, 03/01/2045	210	217	3.70%, 10/17/2023	300	308
4.60%, 03/01/2021	350	362	4.00%, 04/17/2025	300	310
		1,849	4.55%, 04/17/2038	300	297
Federal & Federally Sponsored Credit - 0.04%			Hershey Co/The
Federal Farm Credit Banks			2.90%, 05/15/2020	200	201
1.55%, 04/13/2020	250	248	3.10%, 05/15/2021	200	202
1.58%, 02/17/2021	175	173	3.38%, 05/15/2023	200	207
1.90%, 11/27/2020	500	496	3.38%, 08/15/2046	350	328
		917	Kellogg Co
			2.65%, 12/01/2023	500	490
Finance - Mortgage Loan/Banker - 1.13%			3.25%, 04/01/2026	500	486
Fannie Mae			Koninklijke Ahold Delhaize NV
1.13%, 07/26/2019	2,300	2,290	5.70%, 10/01/2040	30	33
1.25%, 05/06/2021	500	489	Kraft Heinz Foods Co
1.38%, 02/26/2021	750	737	3.00%, 06/01/2026	65	61
1.38%, 10/07/2021	400	391	3.38%, 06/15/2021	400	403
1.50%, 11/30/2020	500	493	3.50%, 06/06/2022	330	334
1.70%, 01/27/2020	500	497	3.95%, 07/15/2025	625	630
1.88%, 12/28/2020	500	496	4.00%, 06/15/2023	400	411
1.88%, 04/05/2022	1,000	989	4.38%, 06/01/2046	395	342
2.00%, 01/05/2022	400	397	4.63%, 01/30/2029	400	411
2.00%, 10/05/2022	500	495	5.00%, 06/04/2042	200	189
2.13%, 04/24/2026	500	488	5.20%, 07/15/2045	235	227
2.38%, 01/19/2023	500	501	6.50%, 02/09/2040	75	82
2.50%, 02/05/2024	500	505	6.88%, 01/26/2039	161	182
2.63%, 01/11/2022	500	505	Kroger Co/The
2.63%, 09/06/2024	750	761	3.30%, 01/15/2021	321	323
5.63%, 07/15/2037	200	270	3.40%, 04/15/2022	154	156
6.63%, 11/15/2030	602	829	3.70%, 08/01/2027	300	295
7.13%, 01/15/2030	199	279	4.45%, 02/01/2047	55	50
7.25%, 05/15/2030	280	399	5.15%, 08/01/2043	300	297
Federal Home Loan Banks			5.40%, 07/15/2040	25	26
1.13%, 07/14/2021	1,500	1,460	5.40%, 01/15/2049	400	415
1.38%, 09/28/2020	2,000	1,970	Mondelez International Inc
1.38%, 02/18/2021	250	246	3.63%, 05/07/2023	300	307
1.88%, 11/29/2021	250	247	4.13%, 05/07/2028	300	313
2.13%, 06/09/2023	200	198

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Food (continued)			Healthcare - Products (continued)
Sysco Corp			Stryker Corp
4.85%, 10/01/2045	$250	$268	2.63%, 03/15/2021	$15	$15
5.38%, 09/21/2035	500	568	3.50%, 03/15/2026	500	506
Tyson Foods Inc			4.10%, 04/01/2043	200	198
3.55%, 06/02/2027	20	20	4.63%, 03/15/2046	20	21
4.55%, 06/02/2047	520	491	Thermo Fisher Scientific Inc
		12,266	2.95%, 09/19/2026	530	511
Forest Products & Paper - 0.10%			3.00%, 04/15/2023	20	20
Celulosa Arauco y Constitucion SA			4.15%, 02/01/2024	20	21
4.50%, 08/01/2024	500	515	4.70%, 05/01/2020	51	52
Georgia-Pacific LLC			Zimmer Biomet Holdings Inc
7.75%, 11/15/2029	51	69	3.15%, 04/01/2022	500	501
8.00%, 01/15/2024	228	279			9,142
International Paper Co			Healthcare - Services - 0.63%
3.00%, 02/15/2027	35	34	Aetna Inc
3.65%, 06/15/2024	443	455	2.80%, 06/15/2023	35	34
4.40%, 08/15/2047	350	327	4.13%, 06/01/2021	102	104
4.75%, 02/15/2022	373	390	4.13%, 11/15/2042	100	90
4.80%, 06/15/2044	300	296	6.63%, 06/15/2036	105	124
7.30%, 11/15/2039	25	32	6.75%, 12/15/2037	112	135
7.50%, 08/15/2021	92	101	Anthem Inc
		2,498	2.50%, 11/21/2020	700	696
Gas - 0.08%			2.95%, 12/01/2022	300	300
Atmos Energy Corp			3.30%, 01/15/2023	325	329
4.13%, 10/15/2044	400	417	3.50%, 08/15/2024	15	15
Dominion Energy Gas Holdings LLC			3.65%, 12/01/2027	300	300
4.80%, 11/01/2043	300	321	4.38%, 12/01/2047	300	298
NiSource Inc			4.63%, 05/15/2042	30	31
3.49%, 05/15/2027	20	20	4.65%, 01/15/2043	115	119
5.95%, 06/15/2041	525	615	Ascension Health
Southern California Gas Co			3.95%, 11/15/2046	500	514
3.15%, 09/15/2024	500	503	Baylor Scott & White Holdings
		1,876	3.97%, 11/15/2046	232	231
Hand & Machine Tools - 0.01%			Children's Hospital Corp/The
Stanley Black & Decker Inc			4.12%, 01/01/2047	500	519
2.90%, 11/01/2022	200	202	Children's Hospital Medical Center/Cincinnati
Healthcare - Products - 0.38%			OH
Abbott Laboratories			4.27%, 05/15/2044	215	226
2.55%, 03/15/2022	35	35	Cigna Holding Co
2.90%, 11/30/2021	520	522	3.05%, 10/15/2027	500	472
3.75%, 11/30/2026	266	276	3.25%, 04/15/2025	775	768
4.75%, 11/30/2036	40	45	3.88%, 10/15/2047	615	547
5.30%, 05/27/2040	200	234	Coventry Health Care Inc
Becton Dickinson and Co			5.45%, 06/15/2021	500	523
2.89%, 06/06/2022	50	50	Dignity Health
3.25%, 11/12/2020	500	502	3.13%, 11/01/2022	500	501
3.36%, 06/06/2024	20	20	HCA Inc
3.73%, 12/15/2024	394	400	4.50%, 02/15/2027	400	411
4.67%, 06/06/2047	35	37	5.25%, 06/15/2026	400	429
4.69%, 12/15/2044	250	258	5.88%, 03/15/2022	500	536
5.00%, 11/12/2040	51	52	Humana Inc
Boston Scientific Corp			4.80%, 03/15/2047	500	527
3.85%, 05/15/2025	530	546	4.95%, 10/01/2044	325	347
4.13%, 10/01/2023	350	365	Kaiser Foundation Hospitals
4.70%, 03/01/2049	50	53	4.15%, 05/01/2047	470	498
7.38%, 01/15/2040	51	70	Laboratory Corp of America Holdings
Koninklijke Philips NV			4.63%, 11/15/2020	500	511
5.00%, 03/15/2042	128	142	4.70%, 02/01/2045	15	15
Medtronic Global Holdings SCA			Memorial Sloan-Kettering Cancer Center
3.35%, 04/01/2027	45	46	4.13%, 07/01/2052	200	207
Medtronic Inc			4.20%, 07/01/2055	250	264
2.50%, 03/15/2020	400	400	Mount Sinai Hospitals Group Inc
3.15%, 03/15/2022	560	569	3.98%, 07/01/2048	400	394
3.50%, 03/15/2025	1,880	1,939	Partners Healthcare System Inc
4.38%, 03/15/2035	20	22	4.12%, 07/01/2055	300	307
4.63%, 03/15/2045	625	714	Quest Diagnostics Inc
			3.50%, 03/30/2025	500	500
			4.70%, 04/01/2021	102	105

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
UnitedHealth Group Inc			Chubb INA Holdings Inc
2.38%, 10/15/2022	$500	$495	2.30%, 11/03/2020	$15	$15
2.88%, 03/15/2022	180	181	2.88%, 11/03/2022	500	504
3.35%, 07/15/2022	30	31	3.35%, 05/03/2026	30	31
3.45%, 01/15/2027	540	550	4.35%, 11/03/2045	25	27
4.20%, 01/15/2047	30	31	6.70%, 05/15/2036	250	337
4.25%, 06/15/2048	165	174	CNA Financial Corp
4.38%, 03/15/2042	750	798	5.75%, 08/15/2021	77	82
4.45%, 12/15/2048	120	130	Hartford Financial Services Group Inc/The
4.63%, 07/15/2035	30	34	4.30%, 04/15/2043	250	249
4.70%, 02/15/2021	90	93	Lincoln National Corp
6.50%, 06/15/2037	77	102	3.80%, 03/01/2028	60	61
6.88%, 02/15/2038	491	676	4.00%, 09/01/2023	1,000	1,045
		15,222	4.35%, 03/01/2048	55	55
Home Furnishings - 0.00%			6.15%, 04/07/2036	6	7
Whirlpool Corp			7.00%, 06/15/2040	47	62
4.85%, 06/15/2021	77	80	Loews Corp
Housewares - 0.05%			2.63%, 05/15/2023	200	198
Newell Brands Inc			4.13%, 05/15/2043	200	197
3.85%, 04/01/2023	400	396	Manulife Financial Corp
4.20%, 04/01/2026	500	477	5.38%, 03/04/2046	250	295
5.38%, 04/01/2036	270	245	Marsh & McLennan Cos Inc
		1,118	3.75%, 03/14/2026	750	772
Insurance - 0.77%			3.88%, 03/15/2024	500	519
Aflac Inc			4.38%, 03/15/2029	50	53
3.63%, 11/15/2024	230	238	4.90%, 03/15/2049	400	438
Allied World Assurance Co Holdings Ltd			MetLife Inc
4.35%, 10/29/2025	500	498	3.00%, 03/01/2025	300	300
Allstate Corp/The			3.60%, 04/10/2024	250	258
3.28%, 12/15/2026	500	507	4.37%, 09/15/2023	235	251
5.55%, 05/09/2035	200	239	4.60%, 05/13/2046	225	244
American International Group Inc			4.88%, 11/13/2043	20	22
3.75%, 07/10/2025	20	20	5.70%, 06/15/2035	164	197
3.88%, 01/15/2035	750	687	6.40%, 12/15/2066	288	309
4.20%, 04/01/2028	190	193	3 Month USD LIBOR + 2.21%
4.38%, 01/15/2055	30	27	PartnerRe Finance B LLC
4.70%, 07/10/2035	750	752	5.50%, 06/01/2020	115	118
4.80%, 07/10/2045	50	50	Progressive Corp/The
4.88%, 06/01/2022	280	296	3.75%, 08/23/2021	277	282
Aon Corp			4.35%, 04/25/2044	200	212
5.00%, 09/30/2020	128	132	Prudential Financial Inc
Aon PLC			3.50%, 05/15/2024	700	724
3.88%, 12/15/2025	20	21	3.91%, 12/07/2047	177	170
Arch Capital Finance LLC			4.35%, 02/25/2050	500	517
5.03%, 12/15/2046	250	277	4.50%, 11/16/2021	128	134
Arch Capital Group US Inc			5.20%, 03/15/2044(c)	350	354
5.14%, 11/01/2043	375	417	3 Month USD LIBOR + 3.04%
Athene Holding Ltd			5.70%, 12/14/2036	25	30
4.13%, 01/12/2028	500	481	5.70%, 09/15/2048(c)	150	152
AXA Equitable Holdings Inc			3 Month USD LIBOR + 2.67%
4.35%, 04/20/2028	205	208	Reinsurance Group of America Inc
AXA SA			4.70%, 09/15/2023	200	214
8.60%, 12/15/2030	38	50	Travelers Cos Inc/The
Berkshire Hathaway Finance Corp			4.00%, 05/30/2047	400	409
3.00%, 05/15/2022	30	30	6.25%, 06/15/2037	12	16
4.20%, 08/15/2048	285	295	6.75%, 06/20/2036	51	69
4.25%, 01/15/2021	102	105	Trinity Acquisition PLC
4.25%, 01/15/2049	400	419	4.40%, 03/15/2026	500	519
4.30%, 05/15/2043	300	317	Willis North America Inc
5.75%, 01/15/2040	115	143	3.60%, 05/15/2024	300	302
Berkshire Hathaway Inc			XLIT Ltd
2.20%, 03/15/2021	415	413	5.25%, 12/15/2043	400	454
2.75%, 03/15/2023	30	30			18,655
3.13%, 03/15/2026	350	354	Internet - 0.28%
3.40%, 01/31/2022	205	211	Alibaba Group Holding Ltd
4.50%, 02/11/2043	25	27	3.13%, 11/28/2021	270	272
Chubb Corp/The			3.40%, 12/06/2027	325	319
6.50%, 05/15/2038	10	14	3.60%, 11/28/2024	300	307

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Internet (continued)			Machinery - Diversified (continued)
Alibaba Group Holding Ltd (continued)			Dover Corp
4.40%, 12/06/2057	$305	$304	5.38%, 03/01/2041	$77	$87
Alphabet Inc			John Deere Capital Corp
2.00%, 08/15/2026	30	28	2.80%, 03/06/2023	20	20
3.38%, 02/25/2024	530	551	3.05%, 01/06/2028	300	299
3.63%, 05/19/2021	51	52	3.20%, 01/10/2022	300	305
Amazon.com Inc			3.90%, 07/12/2021	500	514
2.40%, 02/22/2023	370	367	Roper Technologies Inc
2.50%, 11/29/2022	130	130	2.80%, 12/15/2021	500	498
3.15%, 08/22/2027	490	493	3.13%, 11/15/2022	750	753
3.80%, 12/05/2024	20	21	Xylem Inc/NY
3.88%, 08/22/2037	340	353	4.88%, 10/01/2021	19	20
4.05%, 08/22/2047	30	32			3,122
4.25%, 08/22/2057	630	678	Media - 1.01%
4.80%, 12/05/2034	30	35	CBS Corp
4.95%, 12/05/2044	515	614	2.90%, 06/01/2023	200	198
Baidu Inc			4.00%, 01/15/2026	515	523
3.50%, 11/28/2022	500	503	4.30%, 02/15/2021	535	546
4.13%, 06/30/2025	500	511	4.85%, 07/01/2042	200	199
eBay Inc			7.88%, 07/30/2030	178	235
2.60%, 07/15/2022	600	592	Charter Communications Operating LLC / Charter
2.75%, 01/30/2023	10	10	Communications Operating Capital
2.88%, 08/01/2021	5	5	4.46%, 07/23/2022	340	352
3.45%, 08/01/2024	30	30	5.75%, 04/01/2048	605	632
3.80%, 03/09/2022	500	511	6.38%, 10/23/2035	800	892
4.00%, 07/15/2042	100	85	6.48%, 10/23/2045	435	488
		6,803	Comcast Corp
Iron & Steel - 0.08%			2.35%, 01/15/2027	60	56
Nucor Corp			2.75%, 03/01/2023	115	115
4.00%, 08/01/2023	500	522	2.85%, 01/15/2023	100	100
Vale Overseas Ltd			3.13%, 07/15/2022	30	30
4.38%, 01/11/2022	96	98	3.15%, 03/01/2026	30	30
6.25%, 08/10/2026	400	435	3.38%, 08/15/2025	525	532
6.88%, 11/21/2036	617	706	3.40%, 07/15/2046	20	18
8.25%, 01/17/2034	38	48	3.55%, 05/01/2028	125	126
		1,809	3.60%, 03/01/2024	30	31
Leisure Products & Services - 0.02%			3.70%, 04/15/2024	640	661
Royal Caribbean Cruises Ltd			3.90%, 03/01/2038	150	147
7.50%, 10/15/2027	400	485	4.00%, 08/15/2047	30	29
Lodging - 0.06%			4.00%, 03/01/2048	400	390
Marriott International Inc/MD			4.00%, 11/01/2049	20	19
2.30%, 01/15/2022	30	30	4.20%, 08/15/2034	750	780
2.88%, 03/01/2021	500	499	4.25%, 01/15/2033	120	127
3.13%, 10/15/2021	500	501	4.40%, 08/15/2035	500	522
Sands China Ltd			4.60%, 10/15/2038	885	947
4.60%, 08/08/2023	200	206	4.60%, 08/15/2045	500	533
5.40%, 08/08/2028	300	314	4.65%, 07/15/2042	615	660
		1,550	4.75%, 03/01/2044	45	49
Machinery - Construction & Mining - 0.10%			5.65%, 06/15/2035	20	24
ABB Finance USA Inc			6.40%, 03/01/2040	500	640
2.88%, 05/08/2022	100	101	6.45%, 03/15/2037	85	108
Caterpillar Financial Services Corp			6.95%, 08/15/2037	274	366
1.70%, 08/09/2021	380	372	7.05%, 03/15/2033	15	20
1.93%, 10/01/2021	190	186	Discovery Communications LLC
2.95%, 05/15/2020	400	401	2.80%, 06/15/2020(e)	500	498
2.95%, 02/26/2022	400	404	3.25%, 04/01/2023	200	199
3.45%, 05/15/2023	300	308	3.95%, 03/20/2028	500	486
Caterpillar Inc			4.38%, 06/15/2021	500	514
3.40%, 05/15/2024	30	31	4.88%, 04/01/2043	25	23
3.80%, 08/15/2042	105	107	6.35%, 06/01/2040	73	80
3.90%, 05/27/2021	60	62	Fox Corp
4.75%, 05/15/2064	350	388	5.58%, 01/25/2049(e)	500	563
6.05%, 08/15/2036	132	168	Grupo Televisa SAB
		2,528	4.63%, 01/30/2026	500	514
Machinery - Diversified - 0.13%			6.63%, 03/18/2025	200	225
Deere & Co
3.90%, 06/09/2042	30	31
5.38%, 10/16/2029	500	595

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Mining (continued)
NBCUniversal Media LLC			Newmont Mining Corp
4.38%, 04/01/2021	$151	$156	3.50%, 03/15/2022	$30	$30
4.45%, 01/15/2043	15	16	4.88%, 03/15/2042	20	21
5.15%, 04/30/2020	575	589	6.25%, 10/01/2039	515	622
6.40%, 04/30/2040	251	321	Rio Tinto Alcan Inc
Thomson Reuters Corp			6.13%, 12/15/2033	77	98
5.85%, 04/15/2040	25	28	Rio Tinto Finance USA Ltd
Time Warner Cable LLC			7.13%, 07/15/2028	537	697
4.00%, 09/01/2021	190	193	Rio Tinto Finance USA PLC
5.50%, 09/01/2041	340	334	4.75%, 03/22/2042	328	370
5.88%, 11/15/2040	20	20	Southern Copper Corp
6.55%, 05/01/2037	176	194	5.38%, 04/16/2020	25	26
6.75%, 06/15/2039	77	86	5.88%, 04/23/2045	350	392
7.30%, 07/01/2038	300	349	6.75%, 04/16/2040	258	310
Time Warner Entertainment Co LP					4,069
8.38%, 07/15/2033	95	124	Miscellaneous Manufacturers - 0.27%
TWDC Enterprises 18 Corp			3M Co
2.30%, 02/12/2021	500	498	1.63%, 09/19/2021	500	490
2.35%, 12/01/2022	770	761	3.13%, 09/19/2046	300	271
2.75%, 08/16/2021	102	103	3.38%, 03/01/2029	800	823
3.70%, 12/01/2042	100	99	Crane Co
3.75%, 06/01/2021	200	205	4.45%, 12/15/2023	100	105
7.00%, 03/01/2032	51	70	Eaton Corp
Viacom Inc			2.75%, 11/02/2022	100	100
3.88%, 12/15/2021	128	131	3.92%, 09/15/2047	400	380
4.38%, 03/15/2043	435	391	4.00%, 11/02/2032	100	103
6.88%, 04/30/2036	181	212	4.15%, 11/02/2042	50	50
Walt Disney Co/The			General Electric Co
3.70%, 10/15/2025(e)	500	519	2.70%, 10/09/2022	385	378
4.50%, 02/15/2021(e)	200	207	3.10%, 01/09/2023	35	35
4.75%, 11/15/2046(e)	230	267	3.38%, 03/11/2024	20	20
4.95%, 10/15/2045(e)	350	416	4.13%, 10/09/2042	325	282
5.65%, 08/15/2020(e)	51	53	4.38%, 09/16/2020	25	25
6.15%, 03/01/2037(e)	15	19	4.50%, 03/11/2044	70	64
6.15%, 02/15/2041(e)	577	773	4.63%, 01/07/2021	77	79
6.20%, 12/15/2034(e)	154	202	4.65%, 10/17/2021	30	31
6.40%, 12/15/2035(e)	128	170	5.30%, 02/11/2021	308	319
6.90%, 08/15/2039(e)	540	761	6.15%, 08/07/2037	155	169
Warner Media LLC			6.75%, 03/15/2032	896	1,035
2.95%, 07/15/2026	20	19	Illinois Tool Works Inc
3.60%, 07/15/2025	500	499	2.65%, 11/15/2026	500	493
3.80%, 02/15/2027	40	40	3.50%, 03/01/2024	350	362
4.00%, 01/15/2022	180	185	Ingersoll-Rand Global Holding Co Ltd
4.05%, 12/15/2023	500	519	3.75%, 08/21/2028	70	71
4.65%, 06/01/2044	500	483	Ingersoll-Rand Luxembourg Finance SA
4.85%, 07/15/2045	60	61	4.65%, 11/01/2044	300	308
5.38%, 10/15/2041	128	136	Parker-Hannifin Corp
		24,436	3.50%, 09/15/2022	577	586
Metal Fabrication & Hardware - 0.02%					6,579
Precision Castparts Corp			Oil & Gas - 1.52%
2.50%, 01/15/2023	100	99	Anadarko Finance Co
3.25%, 06/15/2025	25	26	7.50%, 05/01/2031	77	96
4.38%, 06/15/2045	250	271	Anadarko Petroleum Corp
		396	4.50%, 07/15/2044	100	94
Mining - 0.17%			4.85%, 03/15/2021	16	17
Barrick Gold Corp			6.20%, 03/15/2040	25	28
5.25%, 04/01/2042	20	22	6.45%, 09/15/2036	725	834
Barrick North America Finance LLC			6.60%, 03/15/2046	40	49
5.75%, 05/01/2043	355	412	Apache Corp
Barrick PD Australia Finance Pty Ltd			2.63%, 01/15/2023	288	281
5.95%, 10/15/2039	90	105	3.25%, 04/15/2022	25	25
BHP Billiton Finance USA Ltd			3.63%, 02/01/2021	577	584
4.13%, 02/24/2042	328	344	4.75%, 04/15/2043	133	125
5.00%, 09/30/2043	270	317	5.10%, 09/01/2040	92	90
Goldcorp Inc			BP Capital Markets America Inc
3.63%, 06/09/2021	300	303	3.22%, 11/28/2023	30	30
			3.22%, 04/14/2024	420	425
			3.59%, 04/14/2027	30	30

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
BP Capital Markets America Inc (continued)			Exxon Mobil Corp (continued)
4.50%, 10/01/2020	$20	$21	4.11%, 03/01/2046	$95	$103
4.74%, 03/11/2021	128	133	Hess Corp
BP Capital Markets PLC			5.60%, 02/15/2041	51	52
2.50%, 11/06/2022	1,220	1,209	7.13%, 03/15/2033	221	257
3.06%, 03/17/2022	315	318	7.30%, 08/15/2031	25	29
3.28%, 09/19/2027	175	174	HollyFrontier Corp
3.54%, 11/04/2024	20	21	5.88%, 04/01/2026	475	508
3.56%, 11/01/2021	200	204	Marathon Oil Corp
3.72%, 11/28/2028	40	41	2.80%, 11/01/2022	10	10
3.81%, 02/10/2024	400	416	3.85%, 06/01/2025	505	511
Canadian Natural Resources Ltd			6.60%, 10/01/2037	223	263
2.95%, 01/15/2023	30	30	Marathon Petroleum Corp
3.85%, 06/01/2027	55	55	3.63%, 09/15/2024	400	404
4.95%, 06/01/2047	20	22	4.75%, 12/15/2023(e)	300	316
6.25%, 03/15/2038	664	800	5.00%, 09/15/2054	200	198
Cenovus Energy Inc			5.13%, 03/01/2021	77	80
4.25%, 04/15/2027	400	393	5.13%, 12/15/2026(e)	300	322
5.40%, 06/15/2047	480	475	Nexen Inc
Chevron Corp			5.88%, 03/10/2035	500	603
2.10%, 05/16/2021	80	79	6.40%, 05/15/2037	157	202
2.36%, 12/05/2022	325	323	7.50%, 07/30/2039	15	22
2.41%, 03/03/2022	500	499	Noble Energy Inc
2.43%, 06/24/2020	450	449	5.05%, 11/15/2044	25	25
2.95%, 05/16/2026	355	358	5.25%, 11/15/2043	350	357
3.19%, 06/24/2023	15	15	6.00%, 03/01/2041	102	113
CNOOC Finance 2013 Ltd			Occidental Petroleum Corp
3.00%, 05/09/2023	150	148	2.70%, 02/15/2023	330	329
4.25%, 05/09/2043	100	103	3.13%, 02/15/2022	30	30
CNOOC Nexen Finance 2014 ULC			3.50%, 06/15/2025	500	514
4.25%, 04/30/2024	500	522	4.10%, 02/15/2047	300	307
Concho Resources Inc			4.40%, 04/15/2046	50	53
4.30%, 08/15/2028	300	309	4.63%, 06/15/2045	25	27
4.88%, 10/01/2047	120	127	Petro-Canada
Conoco Funding Co			5.95%, 05/15/2035	400	469
7.25%, 10/15/2031	200	272	6.80%, 05/15/2038	12	15
ConocoPhillips			Petroleos Mexicanos
6.50%, 02/01/2039	169	228	3.50%, 07/23/2020	350	349
ConocoPhillips Co			4.50%, 01/23/2026	500	465
4.30%, 11/15/2044	420	448	4.88%, 01/24/2022	385	388
ConocoPhillips Holding Co			5.50%, 01/21/2021	208	212
6.95%, 04/15/2029	202	261	5.50%, 06/27/2044	350	286
Devon Energy Corp			6.38%, 01/23/2045	400	353
3.25%, 05/15/2022	60	61	6.50%, 03/13/2027	1,790	1,803
5.00%, 06/15/2045	10	10	6.63%, 06/15/2035	536	505
5.60%, 07/15/2041	425	468	6.75%, 09/21/2047	1,140	1,047
Ecopetrol SA			Phillips 66
4.13%, 01/16/2025	500	505	4.30%, 04/01/2022	1,143	1,192
5.88%, 09/18/2023	650	710	5.88%, 05/01/2042	128	156
5.88%, 05/28/2045	400	414	Pioneer Natural Resources Co
EOG Resources Inc			3.95%, 07/15/2022	100	103
2.63%, 03/15/2023	200	199	Shell International Finance BV
4.15%, 01/15/2026	350	371	1.75%, 09/12/2021	65	64
4.40%, 06/01/2020	51	52	2.38%, 08/21/2022	130	129
Equinor ASA			2.50%, 09/12/2026	330	319
2.45%, 01/17/2023	30	30	3.40%, 08/12/2023	1,530	1,573
2.65%, 01/15/2024	400	398	3.63%, 08/21/2042	100	98
3.15%, 01/23/2022	102	104	3.75%, 09/12/2046	30	30
3.95%, 05/15/2043	200	206	4.00%, 05/10/2046	245	255
5.10%, 08/17/2040	263	310	4.13%, 05/11/2035	410	437
Exxon Mobil Corp			4.38%, 05/11/2045	490	535
2.22%, 03/01/2021	530	528	4.55%, 08/12/2043	35	39
2.40%, 03/06/2022	30	30	5.50%, 03/25/2040	25	31
2.71%, 03/06/2025	30	30	6.38%, 12/15/2038	43	58
2.73%, 03/01/2023	30	30	Suncor Energy Inc
3.04%, 03/01/2026	280	284	4.00%, 11/15/2047	90	89
3.18%, 03/15/2024	530	545	6.50%, 06/15/2038	428	540
3.57%, 03/06/2045	300	299	6.85%, 06/01/2039	5	6

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Pharmaceuticals (continued)
Total Capital International SA			Bristol-Myers Squibb Co
2.75%, 06/19/2021	$400	$401	3.25%, 08/01/2042	$300	$261
2.88%, 02/17/2022	128	129	Cardinal Health Inc
3.46%, 02/19/2029	800	818	2.62%, 06/15/2022	250	247
Total Capital SA			3.08%, 06/15/2024	50	49
4.25%, 12/15/2021	51	53	3.20%, 03/15/2023	200	199
4.45%, 06/24/2020	500	511	3.41%, 06/15/2027	200	189
Valero Energy Corp			4.60%, 03/15/2043	100	92
3.65%, 03/15/2025	500	507	Cigna Corp
6.63%, 06/15/2037	234	287	3.40%, 09/17/2021(e)	400	404
7.50%, 04/15/2032	15	19	4.13%, 11/15/2025(e)	270	279
		36,651	4.80%, 08/15/2038(e)	400	411
Oil & Gas Services - 0.11%			4.90%, 12/15/2048(e)	360	371
Baker Hughes a GE Co LLC			CVS Health Corp
3.20%, 08/15/2021	149	150	2.13%, 06/01/2021	30	29
Baker Hughes a GE Co LLC / Baker Hughes Co-			2.80%, 07/20/2020	530	529
Obligor Inc			3.50%, 07/20/2022	1,000	1,013
2.77%, 12/15/2022	155	154	4.00%, 12/05/2023	30	31
3.34%, 12/15/2027	165	160	4.13%, 05/15/2021	500	511
4.08%, 12/15/2047	170	156	4.30%, 03/25/2028	500	507
Halliburton Co			4.78%, 03/25/2038	610	604
3.25%, 11/15/2021	651	658	5.05%, 03/25/2048	980	987
3.80%, 11/15/2025	275	281	5.13%, 07/20/2045	370	376
4.50%, 11/15/2041	51	51	5.30%, 12/05/2043	25	26
4.85%, 11/15/2035	275	288	Eli Lilly & Co
7.45%, 09/15/2039	10	14	2.75%, 06/01/2025	10	10
National Oilwell Varco Inc			3.70%, 03/01/2045	510	507
2.60%, 12/01/2022	500	490	3.95%, 03/15/2049	400	409
Patterson-UTI Energy Inc			Express Scripts Holding Co
3.95%, 02/01/2028	300	283	3.05%, 11/30/2022	300	300
		2,685	3.50%, 06/15/2024	515	519
Packaging & Containers - 0.02%			3.90%, 02/15/2022	200	205
WestRock RKT LLC			4.50%, 02/25/2026	30	31
4.00%, 03/01/2023	500	510	4.75%, 11/15/2021	77	80
Pharmaceuticals - 1.24%			4.80%, 07/15/2046	25	25
AbbVie Inc			6.13%, 11/15/2041	16	19
2.50%, 05/14/2020	580	578	GlaxoSmithKline Capital Inc
2.90%, 11/06/2022	200	200	3.88%, 05/15/2028	545	571
3.20%, 11/06/2022	30	30	5.38%, 04/15/2034	500	597
3.20%, 05/14/2026	335	325	GlaxoSmithKline Capital PLC
3.38%, 11/14/2021	350	354	2.85%, 05/08/2022	143	144
3.60%, 05/14/2025	500	501	Johnson & Johnson
3.75%, 11/14/2023	350	359	2.25%, 03/03/2022	30	30
4.25%, 11/14/2028	220	225	2.45%, 03/01/2026	30	29
4.30%, 05/14/2036	170	161	2.95%, 09/01/2020	128	129
4.40%, 11/06/2042	200	185	2.95%, 03/03/2027	5	5
4.45%, 05/14/2046	280	260	3.50%, 01/15/2048	90	88
4.50%, 05/14/2035	300	293	3.63%, 03/03/2037	20	20
4.70%, 05/14/2045	330	318	3.70%, 03/01/2046	225	227
4.88%, 11/14/2048	210	207	3.75%, 03/03/2047	30	31
Allergan Finance LLC			4.95%, 05/15/2033	201	236
3.25%, 10/01/2022	180	180	5.95%, 08/15/2037	775	1,007
4.63%, 10/01/2042	100	95	McKesson Corp
Allergan Funding SCS			3.95%, 02/16/2028	75	75
3.45%, 03/15/2022	30	30	4.75%, 03/01/2021	250	257
3.80%, 03/15/2025	330	334	4.88%, 03/15/2044	150	150
3.85%, 06/15/2024	445	451	Mead Johnson Nutrition Co
4.75%, 03/15/2045	235	234	4.60%, 06/01/2044	250	273
AmerisourceBergen Corp			Merck & Co Inc
3.40%, 05/15/2024	250	252	2.35%, 02/10/2022	800	799
AstraZeneca PLC			2.40%, 09/15/2022	130	129
2.38%, 06/12/2022	20	20	2.75%, 02/10/2025	385	386
3.38%, 11/16/2025	305	308	2.80%, 05/18/2023	230	232
4.00%, 09/18/2042	125	123	3.60%, 09/15/2042	100	97
4.38%, 11/16/2045	185	191	3.70%, 02/10/2045	10	10
4.38%, 08/17/2048	90	94	3.88%, 01/15/2021	40	41
6.45%, 09/15/2037	164	209	3.90%, 03/07/2039	115	118
			4.00%, 03/07/2049	170	176

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Pipelines (continued)
Merck & Co Inc (continued)			Energy Transfer Operating LP (continued)
4.15%, 05/18/2043	$200	$212	6.50%, 02/01/2042	$102	$113
Mylan NV			Enterprise Products Operating LLC
3.75%, 12/15/2020	750	757	2.80%, 02/15/2021	95	95
3.95%, 06/15/2026	295	281	3.35%, 03/15/2023	300	304
5.25%, 06/15/2046	170	153	3.70%, 02/15/2026	525	538
Novartis Capital Corp			3.90%, 02/15/2024	250	260
3.00%, 11/20/2025	500	508	4.25%, 02/15/2048	155	151
3.10%, 05/17/2027	20	20	4.85%, 08/15/2042	300	315
4.40%, 04/24/2020	77	78	4.85%, 03/15/2044	30	32
4.40%, 05/06/2044	350	386	4.90%, 05/15/2046	400	429
Pfizer Inc			5.20%, 09/01/2020	77	80
1.95%, 06/03/2021	30	30	6.13%, 10/15/2039	123	148
2.20%, 12/15/2021	30	30	6.45%, 09/01/2040	177	219
2.75%, 06/03/2026	35	35	6.88%, 03/01/2033	15	19
3.00%, 06/15/2023	530	540	EQM Midstream Partners LP
3.45%, 03/15/2029	210	215	4.75%, 07/15/2023	300	306
4.00%, 03/15/2049	140	145	Kinder Morgan Energy Partners LP
4.13%, 12/15/2046	525	551	3.50%, 03/01/2021	750	757
4.20%, 09/15/2048	470	501	3.50%, 09/01/2023	200	203
4.40%, 05/15/2044	30	33	4.15%, 03/01/2022	300	309
5.60%, 09/15/2040	380	468	4.70%, 11/01/2042	200	195
7.20%, 03/15/2039	176	255	5.00%, 03/01/2043	100	100
Sanofi			5.40%, 09/01/2044	400	423
3.38%, 06/19/2023	400	410	6.38%, 03/01/2041	128	149
3.63%, 06/19/2028	400	415	6.50%, 09/01/2039	112	132
Shire Acquisitions Investments Ireland DAC			6.95%, 01/15/2038	112	137
2.40%, 09/23/2021	500	494	7.40%, 03/15/2031	177	220
2.88%, 09/23/2023	35	35	Kinder Morgan Inc/DE
3.20%, 09/23/2026	525	508	3.15%, 01/15/2023	500	501
Wyeth LLC			4.30%, 06/01/2025	55	57
5.95%, 04/01/2037	91	116	5.05%, 02/15/2046	15	15
6.50%, 02/01/2034	144	194	5.55%, 06/01/2045	50	54
Zoetis Inc			Magellan Midstream Partners LP
3.25%, 02/01/2023	100	101	4.85%, 02/01/2049	400	425
3.45%, 11/13/2020	750	757	MPLX LP
3.95%, 09/12/2047	5	5	3.38%, 03/15/2023	60	60
		29,827	4.13%, 03/01/2027	425	428
Pipelines - 0.97%			4.50%, 07/15/2023	30	31
Andeavor Logistics LP / Tesoro Logistics Finance			4.50%, 04/15/2038	220	209
Corp			4.70%, 04/15/2048	185	177
4.25%, 12/01/2027	400	402	4.88%, 12/01/2024	30	32
5.20%, 12/01/2047	200	200	4.88%, 06/01/2025	300	319
Boardwalk Pipelines LP			4.90%, 04/15/2058	60	56
3.38%, 02/01/2023	200	196	5.20%, 03/01/2047	330	335
Buckeye Partners LP			5.50%, 02/15/2049	170	181
4.88%, 02/01/2021	850	871	ONEOK Inc
Columbia Pipeline Group Inc			4.00%, 07/13/2027	300	301
5.80%, 06/01/2045	250	284	4.25%, 02/01/2022	300	309
Enable Midstream Partners LP			4.95%, 07/13/2047	300	296
5.00%, 05/15/2044	500	449	ONEOK Partners LP
Enbridge Energy Partners LP			5.00%, 09/15/2023	250	266
7.38%, 10/15/2045	100	138	6.13%, 02/01/2041	128	143
Enbridge Inc			Plains All American Pipeline LP / PAA Finance
4.25%, 12/01/2026	750	782	Corp
5.50%, 12/01/2046	30	36	2.85%, 01/31/2023	200	195
Energy Transfer Operating LP			3.65%, 06/01/2022	128	129
3.60%, 02/01/2023	15	15	4.30%, 01/31/2043	200	172
4.75%, 01/15/2026	50	52	4.50%, 12/15/2026	520	533
4.90%, 02/01/2024	350	369	4.65%, 10/15/2025	15	16
4.90%, 03/15/2035	300	285	Sabine Pass Liquefaction LLC
5.20%, 02/01/2022	102	107	5.00%, 03/15/2027	360	382
5.25%, 04/15/2029	400	429	5.63%, 03/01/2025	40	44
5.30%, 04/15/2047	15	15	5.75%, 05/15/2024	300	331
5.95%, 10/01/2043	350	369	5.88%, 06/30/2026	345	384
6.00%, 06/15/2048	300	324	6.25%, 03/15/2022	100	108
6.13%, 12/15/2045	525	571
6.25%, 04/15/2049	500	560

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			REITs (continued)
Southern Natural Gas Co LLC / Southern Natural			AvalonBay Communities Inc
Issuing Corp			2.95%, 09/15/2022	$100	$101
4.40%, 06/15/2021	$51	$52	3.63%, 10/01/2020	100	101
Spectra Energy Partners LP			4.20%, 12/15/2023	400	421
5.95%, 09/25/2043	200	235	Boston Properties LP
Sunoco Logistics Partners Operations LP			2.75%, 10/01/2026	550	521
3.45%, 01/15/2023	200	201	3.85%, 02/01/2023	200	206
4.95%, 01/15/2043	200	187	4.13%, 05/15/2021	77	79
5.35%, 05/15/2045	15	15	5.63%, 11/15/2020	25	26
Texas Eastern Transmission LP			Brixmor Operating Partnership LP
7.00%, 07/15/2032	100	124	3.85%, 02/01/2025	300	299
TransCanada PipeLines Ltd			CC Holdings GS V LLC / Crown Castle GS III
3.80%, 10/01/2020	128	130	Corp
4.25%, 05/15/2028	300	313	3.85%, 04/15/2023	20	20
4.75%, 05/15/2038	300	314	Crown Castle International Corp
4.88%, 05/15/2048	420	439	3.20%, 09/01/2024	400	397
5.60%, 03/31/2034	300	341	3.70%, 06/15/2026	765	763
6.10%, 06/01/2040	25	30	5.25%, 01/15/2023	30	32
7.25%, 08/15/2038	51	67	Digital Realty Trust LP
Western Midstream Operating LP			4.45%, 07/15/2028	250	261
5.50%, 08/15/2048	300	292	Duke Realty LP
Williams Cos Inc/The			3.88%, 10/15/2022	100	103
3.35%, 08/15/2022	15	15	4.00%, 09/15/2028	400	413
3.75%, 06/15/2027	400	397	ERP Operating LP
3.90%, 01/15/2025	350	357	3.50%, 03/01/2028	60	61
4.00%, 09/15/2025	595	611	4.63%, 12/15/2021	500	523
5.10%, 09/15/2045	180	185	4.75%, 07/15/2020	51	52
6.30%, 04/15/2040	343	401	Essex Portfolio LP
		23,283	4.00%, 03/01/2029	300	307
Private Equity - 0.01%			4.50%, 03/15/2048	300	306
Brookfield Asset Management Inc			Federal Realty Investment Trust
4.00%, 01/15/2025	300	303	4.50%, 12/01/2044	250	263
Regional Authority - 0.17%			GLP Capital LP / GLP Financing II Inc
Province of Alberta Canada			5.38%, 04/15/2026	300	313
3.30%, 03/15/2028	150	155	HCP Inc
Province of British Columbia Canada			3.40%, 02/01/2025	300	298
2.65%, 09/22/2021	77	77	4.20%, 03/01/2024	250	259
6.50%, 01/15/2026	18	22	6.75%, 02/01/2041	300	383
Province of Manitoba Canada			Highwoods Realty LP
3.05%, 05/14/2024	500	510	3.20%, 06/15/2021	350	349
Province of Ontario Canada			Hospitality Properties Trust
2.40%, 02/08/2022	500	499	5.00%, 08/15/2022	100	103
2.50%, 09/10/2021	500	500	Host Hotels & Resorts LP
3.20%, 05/16/2024	750	772	6.00%, 10/01/2021	200	211
3.40%, 10/17/2023	305	316	Kimco Realty Corp
4.40%, 04/14/2020	151	154	3.13%, 06/01/2023	200	198
Province of Quebec Canada			3.20%, 05/01/2021	250	251
2.75%, 08/25/2021	231	233	4.13%, 12/01/2046	300	281
3.50%, 07/29/2020	750	760	Liberty Property LP
7.50%, 09/15/2029	64	90	3.38%, 06/15/2023	300	302
Province of Saskatchewan Canada			Mid-America Apartments LP
8.50%, 07/15/2022	6	7	4.00%, 11/15/2025	500	515
		4,095	National Retail Properties Inc
REITs - 0.74%			4.30%, 10/15/2028	400	417
Alexandria Real Estate Equities Inc			4.80%, 10/15/2048	200	213
4.00%, 01/15/2024	250	259	Office Properties Income Trust
American Campus Communities Operating			4.00%, 07/15/2022	400	399
Partnership LP			Omega Healthcare Investors Inc
3.63%, 11/15/2027	300	293	4.50%, 01/15/2025	300	305
American Homes 4 Rent LP			4.95%, 04/01/2024	750	779
4.25%, 02/15/2028	60	59	Prologis LP
American Tower Corp			3.88%, 09/15/2028	250	264
3.38%, 10/15/2026	500	487	Realty Income Corp
3.50%, 01/31/2023	530	537	4.65%, 08/01/2023	250	267
3.55%, 07/15/2027	20	20	Senior Housing Properties Trust
4.70%, 03/15/2022	278	291	4.75%, 02/15/2028	60	56

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Retail (continued)
Simon Property Group LP			McDonald's Corp
3.25%, 11/30/2026	$500	$500	2.75%, 12/09/2020	$20	$20
3.38%, 10/01/2024	300	307	3.38%, 05/26/2025	500	509
3.75%, 02/01/2024	500	520	3.50%, 07/15/2020	151	153
4.13%, 12/01/2021	200	207	3.70%, 02/15/2042	128	117
4.25%, 11/30/2046	130	136	4.70%, 12/09/2035	25	27
6.75%, 02/01/2040	25	34	4.88%, 07/15/2040	9	10
SL Green Operating Partnership LP			4.88%, 12/09/2045	250	270
3.25%, 10/15/2022	300	299	6.30%, 10/15/2037	262	325
UDR Inc			Nordstrom Inc
4.00%, 10/01/2025	200	205	4.75%, 05/01/2020	36	37
Ventas Realty LP			O'Reilly Automotive Inc
3.50%, 04/15/2024	300	303	3.85%, 06/15/2023	300	308
4.00%, 03/01/2028	80	81	4.35%, 06/01/2028	300	313
5.70%, 09/30/2043	300	346	QVC Inc
Ventas Realty LP / Ventas Capital Corp			4.38%, 03/15/2023	250	254
4.25%, 03/01/2022	128	132	Starbucks Corp
Weingarten Realty Investors			3.80%, 08/15/2025	200	206
3.38%, 10/15/2022	180	181	3.85%, 10/01/2023	530	552
Welltower Inc			4.50%, 11/15/2048	200	204
3.63%, 03/15/2024	300	305	Target Corp
3.75%, 03/15/2023	200	205	2.50%, 04/15/2026	500	486
4.13%, 03/15/2029	300	306	2.90%, 01/15/2022	25	25
Weyerhaeuser Co			3.50%, 07/01/2024	30	31
4.70%, 03/15/2021	51	52	3.63%, 04/15/2046	35	33
7.38%, 03/15/2032	300	396	TJX Cos Inc/The
		17,879	2.50%, 05/15/2023	500	501
Retail - 0.68%			Walgreens Boots Alliance Inc
AutoZone Inc			3.45%, 06/01/2026	420	411
3.75%, 06/01/2027	250	253	3.80%, 11/18/2024	300	306
4.00%, 11/15/2020	251	254	4.80%, 11/18/2044	355	340
Costco Wholesale Corp			Walmart Inc
2.15%, 05/18/2021	35	35	2.35%, 12/15/2022	500	497
2.30%, 05/18/2022	310	308	2.65%, 12/15/2024	500	499
2.75%, 05/18/2024	50	50	3.25%, 10/25/2020	71	72
3.00%, 05/18/2027	150	150	3.40%, 06/26/2023	530	546
Dollar General Corp			3.63%, 07/08/2020	81	82
4.15%, 11/01/2025	500	521	3.63%, 12/15/2047	120	119
Dollar Tree Inc			3.70%, 06/26/2028	390	411
4.20%, 05/15/2028	185	184	3.95%, 06/28/2038	185	194
Home Depot Inc/The			4.05%, 06/29/2048	365	388
2.13%, 09/15/2026	250	236	5.63%, 04/01/2040	38	48
2.63%, 06/01/2022	30	30	5.63%, 04/15/2041	280	355
2.70%, 04/01/2023	30	30	7.55%, 02/15/2030	628	870
3.50%, 09/15/2056	305	280			16,350
3.75%, 02/15/2024	380	399	Semiconductors - 0.39%
3.90%, 06/15/2047	30	30	Analog Devices Inc
4.20%, 04/01/2043	20	21	2.50%, 12/05/2021	750	743
4.25%, 04/01/2046	15	16	2.95%, 01/12/2021	300	301
4.40%, 03/15/2045	20	22	Applied Materials Inc
5.88%, 12/16/2036	987	1,242	3.30%, 04/01/2027	35	35
5.95%, 04/01/2041	351	450	3.90%, 10/01/2025	500	526
Kohl's Corp			4.35%, 04/01/2047	40	42
5.55%, 07/17/2045	250	242	5.10%, 10/01/2035	250	284
Lowe's Cos Inc			Broadcom Corp / Broadcom Cayman Finance Ltd
3.10%, 05/03/2027	530	516	3.00%, 01/15/2022	550	547
3.12%, 04/15/2022	30	30	3.63%, 01/15/2024	75	75
3.70%, 04/15/2046	40	35	3.88%, 01/15/2027	660	631
3.80%, 11/15/2021	102	104	Intel Corp
4.05%, 05/03/2047	30	28	2.35%, 05/11/2022	5	5
4.38%, 09/15/2045	500	490	2.45%, 07/29/2020	500	499
4.63%, 04/15/2020	77	78	2.60%, 05/19/2026	530	519
Macy's Retail Holdings Inc			2.70%, 12/15/2022	25	25
2.88%, 02/15/2023	305	295	3.15%, 05/11/2027	540	546
3.45%, 01/15/2021	500	502	3.30%, 10/01/2021	207	211
			3.73%, 12/08/2047	240	241
			4.00%, 12/15/2032	200	219
			4.25%, 12/15/2042	200	215

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Semiconductors (continued)			Sovereign - 1.32%
Intel Corp (continued)			Chile Government International Bond
4.80%, 10/01/2041	$77	$89	3.13%, 03/27/2025	$250	$254
4.90%, 07/29/2045	25	29	3.25%, 09/14/2021	180	183
KLA-Tencor Corp			3.88%, 08/05/2020	500	508
4.65%, 11/01/2024	500	534	Colombia Government International Bond
Marvell Technology Group Ltd			2.63%, 03/15/2023	500	489
4.88%, 06/22/2028	300	310	4.38%, 07/12/2021	100	103
NVIDIA Corp			4.50%, 01/28/2026	200	211
2.20%, 09/16/2021	500	493	5.63%, 02/26/2044	1,000	1,127
QUALCOMM Inc			6.13%, 01/18/2041	200	236
2.25%, 05/20/2020	370	368	8.13%, 05/21/2024	201	243
2.60%, 01/30/2023	360	356	10.38%, 01/28/2033	100	154
2.90%, 05/20/2024	20	20	Export-Import Bank of Korea
3.00%, 05/20/2022	30	30	3.00%, 11/01/2022	500	501
3.25%, 05/20/2027	320	313	3.25%, 11/10/2025	500	506
3.45%, 05/20/2025	300	302	3.25%, 08/12/2026	500	500
4.65%, 05/20/2035	115	119	5.00%, 04/11/2022	200	212
4.80%, 05/20/2045	175	178	Hungary Government International Bond
Texas Instruments Inc			7.63%, 03/29/2041	500	742
2.75%, 03/12/2021	400	402	Indonesia Government International Bond
4.15%, 05/15/2048	205	220	3.50%, 01/11/2028	200	195
		9,427	4.35%, 01/11/2048	1,000	985
Software - 0.62%			Israel Government AID Bond
CA Inc			5.50%, 09/18/2023	25	28
3.60%, 08/15/2022	300	302	5.50%, 04/26/2024	125	143
Fidelity National Information Services Inc			5.50%, 09/18/2033	12	16
3.00%, 08/15/2026	40	38	Israel Government International Bond
3.50%, 04/15/2023	30	31	3.25%, 01/17/2028	300	303
3.63%, 10/15/2020	340	344	4.00%, 06/30/2022	500	522
4.75%, 05/15/2048	300	298	4.13%, 01/17/2048	300	310
5.00%, 10/15/2025	242	261	Japan Bank for International Cooperation
Fiserv Inc			2.13%, 06/01/2020	500	498
3.50%, 10/01/2022	600	608	2.38%, 04/20/2026	300	294
3.80%, 10/01/2023	400	410	2.50%, 06/01/2022	500	499
Microsoft Corp			3.00%, 05/29/2024	1,000	1,017
1.55%, 08/08/2021	670	654	3.38%, 07/31/2023	1,000	1,031
2.00%, 11/03/2020	210	209	Korea International Bond
2.38%, 02/12/2022	380	380	3.88%, 09/11/2023	250	265
2.38%, 05/01/2023	25	25	Mexico Government International Bond
2.40%, 02/06/2022	690	689	3.50%, 01/21/2021	1,000	1,012
2.40%, 08/08/2026	55	53	3.60%, 01/30/2025	210	210
2.65%, 11/03/2022	55	55	3.63%, 03/15/2022	300	305
2.70%, 02/12/2025	30	30	3.75%, 01/11/2028	500	494
2.88%, 02/06/2024	40	40	4.60%, 01/23/2046	670	646
3.00%, 10/01/2020	600	605	4.60%, 02/10/2048	700	677
3.13%, 11/03/2025	700	716	4.75%, 03/08/2044	506	497
3.30%, 02/06/2027	920	945	5.55%, 01/21/2045	300	329
3.45%, 08/08/2036	750	757	6.05%, 01/11/2040	464	531
3.63%, 12/15/2023	30	31	8.30%, 08/15/2031	738	985
3.70%, 08/08/2046	45	46	Panama Government International Bond
4.00%, 02/12/2055	850	890	3.88%, 03/17/2028	500	519
4.10%, 02/06/2037	180	196	4.50%, 04/16/2050	200	209
4.20%, 11/03/2035	430	473	6.70%, 01/26/2036	224	292
4.25%, 02/06/2047	50	56	8.88%, 09/30/2027	77	107
4.50%, 02/06/2057	625	715	Peruvian Government International Bond
5.30%, 02/08/2041	77	97	5.63%, 11/18/2050	528	677
Oracle Corp			6.55%, 03/14/2037	126	170
2.40%, 09/15/2023	30	30	7.35%, 07/21/2025	180	227
2.50%, 05/15/2022	30	30	8.75%, 11/21/2033	192	301
2.50%, 10/15/2022	1,570	1,561	Philippine Government International Bond
2.63%, 02/15/2023	390	390	3.00%, 02/01/2028	300	296
2.80%, 07/08/2021	80	80	3.70%, 02/02/2042	230	233
3.80%, 11/15/2037	250	250	3.95%, 01/20/2040	300	315
3.88%, 07/15/2020	77	78	5.00%, 01/13/2037	300	353
4.00%, 07/15/2046	780	784	6.38%, 10/23/2034	210	280
4.30%, 07/08/2034	1,015	1,088	9.50%, 02/02/2030	400	616
4.38%, 05/15/2055	610	643	10.63%, 03/16/2025	400	569
		14,888

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Supranational Bank (continued)
Republic of Italy Government International Bond			Inter-American Development Bank (continued)
5.38%, 06/15/2033	$64	$68	2.13%, 11/09/2020	$250	$249
6.88%, 09/27/2023	712	791	2.13%, 01/18/2022	340	338
Republic of Poland Government International			2.38%, 07/07/2027	500	495
Bond			2.50%, 01/18/2023	450	453
4.00%, 01/22/2024	1,000	1,045	3.00%, 02/21/2024	250	257
5.00%, 03/23/2022	528	560	3.13%, 09/18/2028	500	523
5.13%, 04/21/2021	51	53	International Bank for Reconstruction &
Svensk Exportkredit AB			Development
2.38%, 03/09/2022	500	499	1.38%, 05/24/2021	345	338
2.88%, 05/22/2021	800	807	1.38%, 09/20/2021	500	489
Tennessee Valley Authority			1.63%, 02/10/2022	1,000	981
2.88%, 02/01/2027	250	253	2.13%, 11/01/2020	750	747
3.50%, 12/15/2042	400	411	2.25%, 06/24/2021	500	499
3.88%, 02/15/2021	500	513	2.50%, 11/25/2024	500	503
4.25%, 09/15/2065	200	238	2.50%, 07/29/2025	1,700	1,706
5.25%, 09/15/2039	251	323	2.50%, 11/22/2027	1,500	1,497
5.38%, 04/01/2056	154	218	7.63%, 01/19/2023	12	14
6.75%, 11/01/2025	102	127	International Finance Corp
Uruguay Government International Bond			1.13%, 07/20/2021	1,500	1,459
4.13%, 11/20/2045	100	98	2.25%, 01/25/2021	500	499
4.38%, 10/27/2027	940	989	Nordic Investment Bank
4.98%, 04/20/2055	210	220	2.25%, 02/01/2021	500	499
5.10%, 06/18/2050	500	534			33,257
8.00%, 11/18/2022	1,015	1,152	Telecommunications - 1.24%
		31,824	America Movil SAB de CV
Supranational Bank - 1.38%			3.13%, 07/16/2022	600	604
African Development Bank			6.13%, 03/30/2040	102	127
2.38%, 09/23/2021	400	400	6.38%, 03/01/2035	200	249
Asian Development Bank			AT&T Inc
1.75%, 06/08/2021	500	493	2.45%, 06/30/2020	600	598
1.75%, 09/13/2022	465	456	2.63%, 12/01/2022	630	622
1.75%, 08/14/2026	500	474	3.00%, 06/30/2022	200	201
1.88%, 02/18/2022	1,250	1,235	3.40%, 05/15/2025	200	198
2.13%, 11/24/2021	750	746	3.80%, 03/01/2024	25	26
2.13%, 03/19/2025	300	295	4.10%, 02/15/2028	81	82
2.25%, 01/20/2021	500	499	4.13%, 02/17/2026	30	31
2.63%, 01/30/2024	1,000	1,012	4.25%, 03/01/2027	530	545
2.75%, 03/17/2023	400	406	4.30%, 02/15/2030	1,101	1,114
2.75%, 01/19/2028	300	305	4.30%, 12/15/2042	221	203
5.82%, 06/16/2028	15	19	4.35%, 03/01/2029	500	511
6.38%, 10/01/2028	51	66	4.35%, 06/15/2045	1,005	922
Corp Andina de Fomento			4.50%, 05/15/2035	1,225	1,207
2.20%, 07/18/2020	1,000	990	4.50%, 03/09/2048	572	537
3.25%, 02/11/2022	900	903	4.55%, 03/09/2049	247	233
4.38%, 06/15/2022	22	23	4.60%, 02/15/2021	171	176
European Bank for Reconstruction &			4.75%, 05/15/2046	230	225
Development			4.85%, 03/01/2039	500	503
1.13%, 08/24/2020	500	491	5.15%, 03/15/2042	30	31
1.88%, 02/23/2022	250	247	5.15%, 11/15/2046	20	21
European Investment Bank			5.35%, 09/01/2040	30	31
1.38%, 09/15/2021	1,350	1,319	5.45%, 03/01/2047	30	32
2.00%, 03/15/2021	1,775	1,761	5.65%, 02/15/2047	15	16
2.25%, 03/15/2022	400	399	5.70%, 03/01/2057	530	574
2.25%, 08/15/2022	1,000	997	6.00%, 08/15/2040	663	745
2.38%, 05/24/2027	300	297	British Telecommunications PLC
2.50%, 04/15/2021	1,500	1,504	9.62%, 12/15/2030	77	110
2.50%, 03/15/2023	600	604	Cisco Systems Inc
2.63%, 05/20/2022	900	908	1.85%, 09/20/2021	350	343
2.63%, 03/15/2024	1,000	1,012	2.20%, 09/20/2023	30	30
3.25%, 01/29/2024	1,000	1,040	2.50%, 09/20/2026	30	29
4.88%, 02/15/2036	25	32	2.95%, 02/28/2026	500	501
FMS Wertmanagement			3.63%, 03/04/2024	30	31
2.75%, 01/30/2024	500	508	5.90%, 02/15/2039	680	893
Inter-American Development Bank			Corning Inc
1.63%, 05/12/2020	800	793	4.38%, 11/15/2057	300	278
1.75%, 04/14/2022	1,000	982	4.75%, 03/15/2042	102	106
1.88%, 03/15/2021	500	495

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Transportation (continued)
Deutsche Telekom International Finance BV			CSX Corp
8.75%, 06/15/2030	$641	$882	2.60%, 11/01/2026	$300	$285
Juniper Networks Inc			3.25%, 06/01/2027	40	39
4.60%, 03/15/2021	500	513	3.35%, 11/01/2025	500	504
Motorola Solutions Inc			3.70%, 11/01/2023	500	517
4.00%, 09/01/2024	500	509	3.80%, 03/01/2028	100	103
Orange SA			3.80%, 11/01/2046	30	28
4.13%, 09/14/2021	128	132	4.25%, 11/01/2066	400	372
5.38%, 01/13/2042	102	116	4.30%, 03/01/2048	105	107
Rogers Communications Inc			4.75%, 05/30/2042	277	296
3.00%, 03/15/2023	400	402	FedEx Corp
4.30%, 02/15/2048	95	96	2.63%, 08/01/2022	100	99
5.00%, 03/15/2044	500	555	3.25%, 04/01/2026	400	398
Telefonica Emisiones SA			3.88%, 08/01/2042	100	88
5.13%, 04/27/2020	918	939	4.40%, 01/15/2047	55	52
5.21%, 03/08/2047	530	537	4.55%, 04/01/2046	400	385
7.05%, 06/20/2036	295	359	4.75%, 11/15/2045	525	520
TELUS Corp			Kansas City Southern
4.60%, 11/16/2048	300	316	4.70%, 05/01/2048	300	314
Verizon Communications Inc			Norfolk Southern Corp
2.63%, 08/15/2026	25	24	3.25%, 12/01/2021	251	253
2.95%, 03/15/2022	746	750	3.85%, 01/15/2024	200	208
3.13%, 03/16/2022	260	263	3.94%, 11/01/2047	398	387
3.38%, 02/15/2025	40	40	4.84%, 10/01/2041	100	109
3.85%, 11/01/2042	25	23	Union Pacific Corp
3.88%, 02/08/2029	400	410	3.15%, 03/01/2024	400	406
4.02%, 12/03/2029(e)	1,275	1,312	3.70%, 03/01/2029	900	925
4.13%, 03/16/2027	500	524	3.80%, 10/01/2051	577	541
4.27%, 01/15/2036	1,000	1,011	3.95%, 09/10/2028	210	220
4.33%, 09/21/2028	500	529	4.15%, 01/15/2045	350	346
4.40%, 11/01/2034	750	780	4.16%, 07/15/2022	256	267
4.50%, 08/10/2033	360	381	4.30%, 03/01/2049	800	827
4.81%, 03/15/2039	25	27	4.80%, 09/10/2058	225	246
4.86%, 08/21/2046	2,140	2,280	United Parcel Service Inc
5.01%, 04/15/2049	540	590	2.45%, 10/01/2022	10	10
5.01%, 08/21/2054	50	53	3.05%, 11/15/2027	500	500
5.15%, 09/15/2023	615	676	3.13%, 01/15/2021	1,128	1,141
5.50%, 03/16/2047	25	29	3.75%, 11/15/2047	140	134
Vodafone Group PLC			4.88%, 11/15/2040	25	28
2.95%, 02/19/2023	200	199	6.20%, 01/15/2038	23	30
4.38%, 05/30/2028	560	569			14,269
5.00%, 05/30/2038	500	494	Water - 0.01%
6.15%, 02/27/2037	201	223	American Water Capital Corp
6.25%, 11/30/2032	500	575	3.75%, 09/01/2047	180	174
		29,803	6.59%, 10/15/2037	5	7
Toys, Games & Hobbies - 0.01%					181
Hasbro Inc			TOTAL BONDS		777,417
3.15%, 05/15/2021	250	251		Principal
6.35%, 03/15/2040	25	27	MUNICIPAL BONDS - 0.78%	Amount (000's) Value (000's)
		278	California - 0.23%
Transportation - 0.59%			Bay Area Toll Authority
Burlington Northern Santa Fe LLC			6.26%, 04/01/2049	$300	$428
3.00%, 04/01/2025	500	504	6.92%, 04/01/2040	120	167
4.13%, 06/15/2047	30	31	East Bay Municipal Utility District Water System
4.15%, 04/01/2045	500	522	Revenue
4.45%, 03/15/2043	20	22	5.87%, 06/01/2040	60	79
4.55%, 09/01/2044	15	16	Los Angeles Department of Water & Power Power
5.15%, 09/01/2043	350	412	System Revenue
6.20%, 08/15/2036	500	638	6.57%, 07/01/2045	150	219
Canadian National Railway Co			Los Angeles Unified School District/CA
3.20%, 08/02/2046	400	369	5.75%, 07/01/2034	80	98
3.65%, 02/03/2048	75	75	5.76%, 07/01/2029	50	59
Canadian Pacific Railway Co			6.76%, 07/01/2034	530	705
4.00%, 06/01/2028	300	315	Regents of the University of California Medical
4.45%, 03/15/2023	128	133	Center Pooled Revenue
4.80%, 09/15/2035	500	547	6.55%, 05/15/2048	250	347
			San Diego County Water Authority
			6.14%, 05/01/2049	260	359

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California (continued)			New York - 0.09%
Santa Clara Valley Transportation Authority			City of New York NY
5.88%, 04/01/2032	$25	$30	5.52%, 10/01/2037	$25	$31
State of California			Metropolitan Transportation Authority
3.50%, 04/01/2028	165	173	6.81%, 11/15/2040	135	184
7.30%, 10/01/2039	375	543	New York City Transitional Finance Authority
7.35%, 11/01/2039	500	728	Future Tax Secured Revenue
7.60%, 11/01/2040	180	279	5.51%, 08/01/2037	250	303
7.63%, 03/01/2040	280	424	New York City Water & Sewer System
7.95%, 03/01/2036	500	524	5.72%, 06/15/2042	270	359
University of California			5.95%, 06/15/2042	125	171
5.77%, 05/15/2043	200	255	New York State Dormitory Authority
		$5,417	5.60%, 03/15/2040	435	542
Connecticut - 0.05%			Port Authority of New York & New Jersey
State of Connecticut			4.46%, 10/01/2062	100	112
5.85%, 03/15/2032	1,025	1,241	4.96%, 08/01/2046	300	366
District of Columbia - 0.02%			Port Authority of New York & New Jersey (credit
District of Columbia Water & Sewer Authority			support from GO OF AUTH)
4.81%, 10/01/2114	450	518	6.04%, 12/01/2029(g)	50	62
Florida - 0.05%					2,130
State Board of Administration Finance Corp			Ohio - 0.01%
3.00%, 07/01/2020	1,305	1,312	American Municipal Power Inc
Georgia - 0.02%			6.27%, 02/15/2050	69	90
Municipal Electric Authority of Georgia			Ohio State University/The
6.64%, 04/01/2057	151	170	4.91%, 06/01/2040	125	151
7.06%, 04/01/2057	200	236			241
		406	Pennsylvania - 0.02%
Illinois - 0.07%			State Public School Building Authority
Chicago Transit Authority			5.00%, 09/15/2027	500	553
6.20%, 12/01/2040	70	88	Texas - 0.09%
6.90%, 12/01/2040	200	263	City of San Antonio TX Electric & Gas Systems
City of Chicago IL			Revenue
6.31%, 01/01/2044	250	254	5.81%, 02/01/2041	135	179
County of Cook IL			Dallas Area Rapid Transit
6.23%, 11/15/2034	102	128	5.02%, 12/01/2048	50	61
State of Illinois			Dallas Convention Center Hotel Development
4.95%, 06/01/2023	30	31	Corp
5.10%, 06/01/2033	735	722	7.09%, 01/01/2042	70	93
7.35%, 07/01/2035	70	79	Dallas County Hospital District
		1,565	5.62%, 08/15/2044	83	105
Kansas - 0.01%			Dallas Independent School District (credit
State of Kansas Department of Transportation			support from PSF-GTD)
4.60%, 09/01/2035	115	129	6.45%, 02/15/2035(g)	50	53
			Grand Parkway Transportation Corp
Massachusetts - 0.01%			5.18%, 10/01/2042	300	360
Commonwealth of Massachusetts			State of Texas
4.20%, 12/01/2021	300	308	4.68%, 04/01/2040	100	116
Nevada - 0.01%			5.52%, 04/01/2039	405	516
County of Clark Department of Aviation			Texas Transportation Commission State Highway
6.82%, 07/01/2045	25	38	Fund
6.88%, 07/01/2042	70	70	5.18%, 04/01/2030	625	734
		108			2,217
New Jersey - 0.07%			Utah - 0.01%
New Jersey Economic Development			State of Utah
Authority (credit support from AGM)			3.54%, 07/01/2025	300	311
0.00%, 02/15/2023(d),(g)	51	45	Wisconsin - 0.02%
New Jersey Economic Development			State of Wisconsin (credit support from AGM)
Authority (credit support from NATL)			5.70%, 05/01/2026(g)	400	449
7.43%, 02/15/2029(g)	700	862	TOTAL MUNICIPAL BONDS		$18,671
New Jersey Transportation Trust Fund Authority			U.S. GOVERNMENT & GOVERNMENT	Principal
5.75%, 12/15/2028	190	213	AGENCY OBLIGATIONS - 66.43%	Amount (000's) Value (000's)
6.56%, 12/15/2040	210	271
New Jersey Turnpike Authority			Federal Home Loan Mortgage Corporation (FHLMC) - 7.57%
7.10%, 01/01/2041	147	214	2.00%, 09/01/2028	$136	$134
Rutgers The State University of New			2.00%, 08/01/2029	652	640
Jersey (credit support from GO OF UNIV)			2.00%, 10/01/2031	116	113
5.67%, 05/01/2040(g)	130	161	2.00%, 03/01/2032	217	211
		1,766	2.50%, 08/01/2027	94	94

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 08/01/2027	$92	$92	3.00%, 02/01/2032	$90	$91
2.50%, 10/01/2027	177	177	3.00%, 05/01/2032	146	148
2.50%, 03/01/2028	387	387	3.00%, 12/01/2032	744	751
2.50%, 04/01/2028	79	79	3.00%, 12/01/2032	858	866
2.50%, 04/01/2028	28	28	3.00%, 01/01/2033	1,239	1,251
2.50%, 06/01/2028	204	204	3.00%, 02/01/2033	721	728
2.50%, 06/01/2028	106	106	3.00%, 03/01/2033	429	433
2.50%, 06/01/2028	510	510	3.00%, 04/01/2033	234	237
2.50%, 06/01/2028	92	92	3.00%, 04/01/2033	249	252
2.50%, 07/01/2028	346	346	3.00%, 06/01/2033	152	154
2.50%, 10/01/2028	192	192	3.00%, 09/01/2033	211	213
2.50%, 10/01/2028	173	173	3.00%, 09/01/2033	218	221
2.50%, 10/01/2029	462	461	3.00%, 12/01/2033	96	97
2.50%, 12/01/2029	559	558	3.00%, 12/01/2034	76	77
2.50%, 09/01/2030	915	911	3.00%, 01/01/2035	52	53
2.50%, 01/01/2031	144	143	3.00%, 02/01/2035	73	73
2.50%, 01/01/2031	975	970	3.00%, 05/01/2035	631	636
2.50%, 01/01/2031	81	81	3.00%, 02/01/2036	138	140
2.50%, 02/01/2031	106	106	3.00%, 09/01/2036	113	114
2.50%, 03/01/2031	316	314	3.00%, 02/01/2037	164	166
2.50%, 12/01/2031	344	342	3.00%, 05/01/2037	240	242
2.50%, 12/01/2031	304	302	3.00%, 06/01/2037	268	271
2.50%, 01/01/2032	424	422	3.00%, 07/01/2037	434	438
2.50%, 02/01/2032	378	376	3.00%, 09/01/2037	87	88
2.50%, 03/01/2032	492	489	3.00%, 01/01/2043	218	218
2.50%, 11/01/2032	990	985	3.00%, 01/01/2043	368	368
2.50%, 11/01/2032	36	35	3.00%, 01/01/2043	521	521
2.50%, 02/01/2033	280	279	3.00%, 02/01/2043	1,410	1,411
2.50%, 03/01/2033	404	402	3.00%, 03/01/2043	923	923
2.50%, 03/01/2033	891	886	3.00%, 04/01/2043	330	331
2.50%, 04/01/2033	369	367	3.00%, 05/01/2043	340	340
2.50%, 05/01/2033	184	183	3.00%, 06/01/2043	194	194
2.50%, 06/01/2033	287	286	3.00%, 06/01/2043	647	647
2.50%, 11/01/2036	205	202	3.00%, 07/01/2043	1,043	1,044
2.50%, 02/01/2043	192	187	3.00%, 07/01/2043	1,004	1,005
2.50%, 03/01/2043	148	144	3.00%, 07/01/2043	58	58
2.50%, 07/01/2045	175	170	3.00%, 07/01/2043	581	581
2.50%, 11/01/2046	37	36	3.00%, 07/01/2043	520	520
2.50%, 01/01/2047	67	65	3.00%, 08/01/2043	267	267
2.50%, 02/01/2047	40	39	3.00%, 08/01/2043	202	202
3.00%, 01/01/2021	51	52	3.00%, 08/01/2043	1,744	1,745
3.00%, 01/01/2026	54	55	3.00%, 08/01/2043	264	265
3.00%, 01/01/2027	169	172	3.00%, 08/01/2043	119	119
3.00%, 02/01/2027	153	155	3.00%, 08/01/2043	28	28
3.00%, 02/01/2027	67	68	3.00%, 08/01/2043	307	307
3.00%, 02/01/2027	105	107	3.00%, 09/01/2043	398	398
3.00%, 03/01/2027	131	133	3.00%, 09/01/2043	276	276
3.00%, 03/01/2027	27	27	3.00%, 09/01/2043	89	89
3.00%, 05/01/2027	118	120	3.00%, 09/01/2043	626	626
3.00%, 06/01/2027	105	106	3.00%, 10/01/2043	148	148
3.00%, 09/01/2028	52	53	3.00%, 10/01/2043	531	532
3.00%, 10/01/2028	393	398	3.00%, 03/01/2045	826	825
3.00%, 07/01/2029	281	285	3.00%, 04/01/2045	269	269
3.00%, 07/01/2029	485	492	3.00%, 06/01/2045	941	939
3.00%, 08/01/2029	213	216	3.00%, 07/01/2045	536	535
3.00%, 09/01/2029	87	88	3.00%, 07/01/2045	559	558
3.00%, 10/01/2029	127	129	3.00%, 08/01/2045	273	273
3.00%, 11/01/2029	214	216	3.00%, 08/01/2045	1,042	1,040
3.00%, 11/01/2029	129	131	3.00%, 08/01/2045	342	342
3.00%, 12/01/2029	44	45	3.00%, 12/01/2045	1,556	1,551
3.00%, 07/01/2030	484	489	3.00%, 03/01/2046	213	212
3.00%, 09/01/2030	644	651	3.00%, 03/01/2046	726	724
3.00%, 11/01/2030	331	335	3.00%, 04/01/2046	124	124
3.00%, 11/01/2030	109	110	3.00%, 04/01/2046	1,047	1,043
3.00%, 11/01/2030	188	190	3.00%, 05/01/2046	233	233
3.00%, 01/01/2031	232	234	3.00%, 07/01/2046	63	63
3.00%, 02/01/2031	241	244	3.00%, 09/01/2046	1,134	1,130
3.00%, 04/01/2031	267	270	3.00%, 10/01/2046	876	874

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 11/01/2046	$984	$981	3.50%, 01/01/2042	$82	$83
3.00%, 11/01/2046	1,239	1,234	3.50%, 02/01/2042	486	497
3.00%, 11/01/2046	1,696	1,690	3.50%, 02/01/2042	32	33
3.00%, 11/01/2046	170	170	3.50%, 03/01/2042	43	44
3.00%, 12/01/2046	1,470	1,463	3.50%, 03/01/2042	12	12
3.00%, 12/01/2046	1,199	1,195	3.50%, 04/01/2042	98	100
3.00%, 01/01/2047	1,938	1,929	3.50%, 04/01/2042	85	87
3.00%, 01/01/2047	26	26	3.50%, 04/01/2042	123	125
3.00%, 03/01/2047	1,768	1,761	3.50%, 04/01/2042	127	129
3.00%, 03/01/2048	974	969	3.50%, 04/01/2042	27	27
3.00%, 06/01/2048	220	219	3.50%, 06/01/2042	293	300
3.00%, 09/01/2048	168	167	3.50%, 06/01/2042	76	78
3.00%, 10/01/2048	99	99	3.50%, 06/01/2042	80	82
3.50%, 04/01/2021	63	64	3.50%, 07/01/2042	491	502
3.50%, 10/01/2023	47	48	3.50%, 07/01/2042	407	416
3.50%, 10/01/2025	9	9	3.50%, 08/01/2042	211	216
3.50%, 10/01/2025	147	150	3.50%, 08/01/2042	106	108
3.50%, 10/01/2025	7	7	3.50%, 08/01/2042	483	493
3.50%, 11/01/2025	7	8	3.50%, 02/01/2043	469	480
3.50%, 11/01/2025	17	18	3.50%, 08/01/2043	41	42
3.50%, 11/01/2025	3	3	3.50%, 02/01/2044	551	561
3.50%, 11/01/2025	22	22	3.50%, 06/01/2044	826	842
3.50%, 11/01/2025	5	5	3.50%, 08/01/2044	522	532
3.50%, 11/01/2025	202	207	3.50%, 09/01/2044	448	456
3.50%, 12/01/2025	6	7	3.50%, 02/01/2045	490	499
3.50%, 12/01/2025	17	17	3.50%, 03/01/2045	698	710
3.50%, 01/01/2026	325	333	3.50%, 06/01/2045	777	791
3.50%, 01/01/2026	12	12	3.50%, 07/01/2045	1,337	1,361
3.50%, 02/01/2026	10	10	3.50%, 09/01/2045	37	38
3.50%, 04/01/2026	28	28	3.50%, 09/01/2045	765	779
3.50%, 05/01/2026	39	40	3.50%, 10/01/2045	852	868
3.50%, 06/01/2026	7	7	3.50%, 11/01/2045	1,361	1,385
3.50%, 06/01/2026	4	4	3.50%, 12/01/2045	1,089	1,108
3.50%, 07/01/2026	17	17	3.50%, 12/01/2045	131	134
3.50%, 07/01/2026	26	27	3.50%, 12/01/2045	758	771
3.50%, 07/01/2026	5	5	3.50%, 01/01/2046	153	155
3.50%, 08/01/2026	17	17	3.50%, 01/01/2046	387	394
3.50%, 08/01/2026	64	66	3.50%, 03/01/2046	3,683	3,749
3.50%, 09/01/2026	23	23	3.50%, 03/01/2046	711	724
3.50%, 10/01/2026	15	15	3.50%, 03/01/2046	299	305
3.50%, 12/01/2026	208	214	3.50%, 04/01/2046	891	907
3.50%, 01/01/2027	27	28	3.50%, 05/01/2046	977	994
3.50%, 12/01/2028	61	63	3.50%, 06/01/2046	1,094	1,110
3.50%, 01/01/2029	167	171	3.50%, 08/01/2046	753	764
3.50%, 03/01/2029	33	34	3.50%, 04/01/2047	1,354	1,377
3.50%, 06/01/2029	212	218	3.50%, 08/01/2047	1,327	1,349
3.50%, 07/01/2029	84	86	3.50%, 11/01/2047	959	975
3.50%, 08/01/2029	39	40	3.50%, 11/01/2047	1,264	1,285
3.50%, 09/01/2029	55	57	3.50%, 12/01/2047	1,095	1,113
3.50%, 01/01/2030	30	31	3.50%, 01/01/2048	497	505
3.50%, 01/01/2032	123	126	3.50%, 04/01/2048(h)	12,750	12,933
3.50%, 02/01/2032	77	79	3.50%, 05/01/2048	193	196
3.50%, 03/01/2032	95	97	3.50%, 06/01/2048	492	500
3.50%, 04/01/2032	88	90	3.50%, 06/01/2048	485	493
3.50%, 08/01/2032	75	77	3.50%, 06/01/2048	960	976
3.50%, 04/01/2033(h)	800	819	3.50%, 09/01/2048	586	595
3.50%, 09/01/2033	564	577	3.50%, 09/01/2048	373	380
3.50%, 01/01/2034	83	85	3.50%, 10/01/2048	491	499
3.50%, 01/01/2035	172	177	3.50%, 11/01/2048	566	575
3.50%, 02/01/2035	157	162	3.50%, 04/01/2049	500	508
3.50%, 07/01/2035	198	202	4.00%, 10/01/2020	5	5
3.50%, 09/01/2035	403	413	4.00%, 05/01/2024	20	21
3.50%, 04/01/2037	121	124	4.00%, 05/01/2024	44	46
3.50%, 06/01/2037	287	294	4.00%, 12/01/2024	7	8
3.50%, 02/01/2041	34	34	4.00%, 01/01/2025	13	13
3.50%, 05/01/2041	377	385	4.00%, 02/01/2025	5	5
3.50%, 10/01/2041	32	33	4.00%, 03/01/2025	4	4
3.50%, 11/01/2041	35	36	4.00%, 03/01/2025	10	11

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 04/01/2025	$8	$8	4.00%, 05/01/2044	$145	$150
4.00%, 06/01/2025	13	13	4.00%, 07/01/2044	430	444
4.00%, 06/01/2025	7	7	4.00%, 07/01/2044	354	366
4.00%, 06/01/2025	6	6	4.00%, 07/01/2044	85	87
4.00%, 06/01/2025	133	138	4.00%, 10/01/2044	389	402
4.00%, 07/01/2025	180	186	4.00%, 11/01/2044	715	740
4.00%, 07/01/2025	4	4	4.00%, 12/01/2044	840	868
4.00%, 08/01/2025	7	8	4.00%, 12/01/2044	13	14
4.00%, 08/01/2025	11	12	4.00%, 01/01/2045	234	241
4.00%, 09/01/2025	2	2	4.00%, 02/01/2045	24	25
4.00%, 10/01/2025	25	26	4.00%, 02/01/2045	355	366
4.00%, 02/01/2026	12	13	4.00%, 04/01/2045	12	12
4.00%, 05/01/2026	35	36	4.00%, 04/01/2045	297	307
4.00%, 07/01/2026	26	27	4.00%, 05/01/2045	148	153
4.00%, 04/01/2028(h)	425	438	4.00%, 06/01/2045	325	335
4.00%, 12/01/2030	40	42	4.00%, 07/01/2045	351	363
4.00%, 08/01/2031	43	45	4.00%, 08/01/2045	115	119
4.00%, 10/01/2031	57	60	4.00%, 08/01/2045	65	68
4.00%, 11/01/2031	18	19	4.00%, 08/01/2045	125	129
4.00%, 12/01/2031	29	31	4.00%, 08/01/2045	1,183	1,222
4.00%, 11/01/2033	81	85	4.00%, 09/01/2045	12	13
4.00%, 01/01/2034	134	139	4.00%, 09/01/2045	1,392	1,438
4.00%, 07/01/2035	57	59	4.00%, 09/01/2045	394	407
4.00%, 03/01/2037	254	264	4.00%, 10/01/2045	1,478	1,527
4.00%, 05/01/2038	136	141	4.00%, 11/01/2045	849	877
4.00%, 06/01/2039	3	3	4.00%, 12/01/2045	377	389
4.00%, 07/01/2039	28	30	4.00%, 01/01/2046	98	102
4.00%, 09/01/2039	18	19	4.00%, 02/01/2046	18	18
4.00%, 12/01/2039	19	20	4.00%, 03/01/2047	1,325	1,368
4.00%, 12/01/2039	13	14	4.00%, 08/01/2047	1,412	1,457
4.00%, 01/01/2040	21	22	4.00%, 10/01/2047	1,001	1,033
4.00%, 03/01/2040	10	11	4.00%, 12/01/2047	1,608	1,660
4.00%, 09/01/2040	5	5	4.00%, 04/01/2048(h)	12,350	12,713
4.00%, 09/01/2040	28	29	4.00%, 07/01/2048	1,605	1,656
4.00%, 10/01/2040	22	23	4.00%, 08/01/2048	955	986
4.00%, 10/01/2040	45	46	4.00%, 09/01/2048	46	47
4.00%, 12/01/2040	42	44	4.00%, 09/01/2048	40	42
4.00%, 12/01/2040	27	28	4.00%, 09/01/2048	855	881
4.00%, 12/01/2040	34	35	4.00%, 11/01/2048	994	1,025
4.00%, 12/01/2040	72	75	4.50%, 04/01/2023	4	4
4.00%, 12/01/2040	37	39	4.50%, 08/01/2023	77	80
4.00%, 02/01/2041	264	274	4.50%, 01/01/2024	4	4
4.00%, 02/01/2041	60	62	4.50%, 01/01/2024	3	3
4.00%, 02/01/2041	86	89	4.50%, 04/01/2024	43	44
4.00%, 04/01/2041	31	32	4.50%, 05/01/2024	72	75
4.00%, 07/01/2041	24	25	4.50%, 07/01/2024	5	5
4.00%, 08/01/2041	22	23	4.50%, 09/01/2024	11	12
4.00%, 08/01/2041	50	52	4.50%, 09/01/2024	10	11
4.00%, 10/01/2041	77	80	4.50%, 11/01/2024	62	63
4.00%, 10/01/2041	34	36	4.50%, 04/01/2025	11	12
4.00%, 10/01/2041	72	75	4.50%, 05/01/2025	5	5
4.00%, 10/01/2041	9	9	4.50%, 07/01/2025	12	12
4.00%, 10/01/2041	28	29	4.50%, 09/01/2026	60	62
4.00%, 11/01/2041	91	95	4.50%, 02/01/2030	13	14
4.00%, 11/01/2041	154	160	4.50%, 08/01/2030	10	10
4.00%, 11/01/2041	51	53	4.50%, 05/01/2031	13	13
4.00%, 03/01/2042	85	88	4.50%, 06/01/2031	85	90
4.00%, 06/01/2042	163	169	4.50%, 08/01/2035	90	95
4.00%, 06/01/2042	126	131	4.50%, 08/01/2035	36	38
4.00%, 08/01/2043	763	790	4.50%, 08/01/2036	14	14
4.00%, 11/01/2043	14	15	4.50%, 02/01/2039	1	1
4.00%, 01/01/2044	181	187	4.50%, 02/01/2039	32	34
4.00%, 02/01/2044	209	216	4.50%, 03/01/2039	24	26
4.00%, 02/01/2044	423	440	4.50%, 04/01/2039	45	47
4.00%, 02/01/2044	68	70	4.50%, 05/01/2039	58	62
4.00%, 03/01/2044	128	133	4.50%, 05/01/2039	113	120
4.00%, 04/01/2044	550	569	4.50%, 06/01/2039	139	147
4.00%, 05/01/2044	59	61	4.50%, 06/01/2039	26	28

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 09/01/2039	$242	$257	4.50%, 10/01/2045	$131	$138
4.50%, 10/01/2039	60	64	4.50%, 02/01/2046	602	632
4.50%, 10/01/2039	103	109	4.50%, 03/01/2047	150	157
4.50%, 11/01/2039	16	17	4.50%, 03/01/2047	692	726
4.50%, 11/01/2039	40	43	4.50%, 04/01/2047	187	196
4.50%, 11/01/2039	25	26	4.50%, 06/01/2047	410	430
4.50%, 11/01/2039	39	41	4.50%, 09/01/2047	379	397
4.50%, 12/01/2039	67	72	4.50%, 11/01/2047	90	94
4.50%, 12/01/2039	19	20	4.50%, 05/01/2048	479	502
4.50%, 02/01/2040	36	38	4.50%, 07/01/2048	926	970
4.50%, 02/01/2040	61	66	4.50%, 09/01/2048	525	548
4.50%, 02/01/2040	9	9	4.50%, 11/01/2048	988	1,031
4.50%, 02/01/2040	69	74	4.50%, 11/01/2048	496	517
4.50%, 04/01/2040	39	41	4.50%, 12/01/2048	437	457
4.50%, 05/01/2040	15	16	4.50%, 01/01/2049	1,573	1,646
4.50%, 05/01/2040	48	51	5.00%, 12/01/2019	1	1
4.50%, 07/01/2040	41	44	5.00%, 12/01/2021	1	1
4.50%, 07/01/2040	36	39	5.00%, 02/01/2022	2	2
4.50%, 08/01/2040	73	77	5.00%, 09/01/2022	3	3
4.50%, 08/01/2040	16	17	5.00%, 06/01/2023	3	3
4.50%, 08/01/2040	31	33	5.00%, 06/01/2023	64	67
4.50%, 08/01/2040	23	24	5.00%, 09/01/2023	63	67
4.50%, 08/01/2040	16	17	5.00%, 12/01/2023	33	35
4.50%, 09/01/2040	16	16	5.00%, 04/01/2024	27	29
4.50%, 09/01/2040	9	9	5.00%, 07/01/2024	3	4
4.50%, 09/01/2040	14	15	5.00%, 01/01/2025	94	99
4.50%, 10/01/2040	158	168	5.00%, 06/01/2025	4	4
4.50%, 02/01/2041	27	29	5.00%, 06/01/2026	17	17
4.50%, 03/01/2041	47	50	5.00%, 12/01/2027	33	34
4.50%, 03/01/2041	252	266	5.00%, 02/01/2030	6	6
4.50%, 03/01/2041	333	351	5.00%, 03/01/2030	4	4
4.50%, 03/01/2041	388	411	5.00%, 08/01/2033	33	35
4.50%, 04/01/2041	61	65	5.00%, 08/01/2033	4	5
4.50%, 04/01/2041	42	45	5.00%, 09/01/2033	10	11
4.50%, 05/01/2041	64	68	5.00%, 09/01/2033	5	5
4.50%, 05/01/2041	70	73	5.00%, 03/01/2034	8	9
4.50%, 05/01/2041	22	23	5.00%, 04/01/2034	13	14
4.50%, 06/01/2041	15	16	5.00%, 04/01/2034	98	105
4.50%, 06/01/2041	23	25	5.00%, 05/01/2034	27	29
4.50%, 06/01/2041	32	34	5.00%, 05/01/2035	23	25
4.50%, 06/01/2041	31	33	5.00%, 06/01/2035	133	143
4.50%, 07/01/2041	40	42	5.00%, 08/01/2035	8	9
4.50%, 07/01/2041	42	45	5.00%, 08/01/2035	3	3
4.50%, 08/01/2041	24	25	5.00%, 09/01/2035	8	9
4.50%, 09/01/2041	182	190	5.00%, 09/01/2035	21	22
4.50%, 10/01/2041	62	66	5.00%, 10/01/2035	9	10
4.50%, 11/01/2041	270	284	5.00%, 11/01/2035	40	43
4.50%, 03/01/2042	51	54	5.00%, 12/01/2035	23	24
4.50%, 04/01/2043(h)	1,400	1,461	5.00%, 12/01/2035	35	37
4.50%, 09/01/2043	38	40	5.00%, 04/01/2036	1	2
4.50%, 09/01/2043	217	228	5.00%, 06/01/2036	4	4
4.50%, 10/01/2043	17	18	5.00%, 08/01/2036	19	21
4.50%, 11/01/2043	65	68	5.00%, 10/01/2036	74	79
4.50%, 11/01/2043	13	14	5.00%, 01/01/2037	39	42
4.50%, 11/01/2043	141	148	5.00%, 01/01/2038	241	260
4.50%, 11/01/2043	128	134	5.00%, 02/01/2038	11	12
4.50%, 01/01/2044	110	116	5.00%, 02/01/2038	107	115
4.50%, 01/01/2044	164	172	5.00%, 03/01/2038	1	1
4.50%, 03/01/2044	65	69	5.00%, 06/01/2038	4	4
4.50%, 03/01/2044	183	192	5.00%, 09/01/2038	7	8
4.50%, 05/01/2044	301	316	5.00%, 09/01/2038	1	1
4.50%, 05/01/2044	32	33	5.00%, 11/01/2038	209	225
4.50%, 05/01/2044	38	40	5.00%, 11/01/2038	13	14
4.50%, 07/01/2044	77	80	5.00%, 12/01/2038	207	223
4.50%, 07/01/2044	117	123	5.00%, 01/01/2039	21	22
4.50%, 09/01/2044	116	122	5.00%, 01/01/2039	222	239
4.50%, 07/01/2045	16	17	5.00%, 02/01/2039	12	13
4.50%, 09/01/2045	85	89	5.00%, 03/01/2039	21	22

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 06/01/2039	$5	$5	5.50%, 06/01/2038	$50	$54
5.00%, 07/01/2039	16	17	5.50%, 06/01/2038	1	1
5.00%, 09/01/2039	325	351	5.50%, 07/01/2038	3	3
5.00%, 09/01/2039	45	49	5.50%, 07/01/2038	71	77
5.00%, 10/01/2039	35	37	5.50%, 07/01/2038	16	17
5.00%, 01/01/2040	214	230	5.50%, 07/01/2038	1	1
5.00%, 01/01/2040	60	65	5.50%, 08/01/2038	18	20
5.00%, 03/01/2040	9	10	5.50%, 09/01/2038	85	94
5.00%, 05/01/2040	147	159	5.50%, 09/01/2038	5	6
5.00%, 07/01/2040	35	37	5.50%, 10/01/2038	3	3
5.00%, 07/01/2040	32	34	5.50%, 10/01/2038	77	84
5.00%, 08/01/2040	99	107	5.50%, 11/01/2038	1	1
5.00%, 08/01/2040	23	25	5.50%, 11/01/2038	3	3
5.00%, 08/01/2040	75	81	5.50%, 12/01/2038	68	74
5.00%, 09/01/2040	77	82	5.50%, 01/01/2039	10	11
5.00%, 02/01/2041	472	510	5.50%, 02/01/2039	92	100
5.00%, 04/01/2041	140	152	5.50%, 03/01/2039	189	208
5.00%, 04/01/2041	32	34	5.50%, 04/01/2039	10	10
5.00%, 05/01/2041	5	6	5.50%, 04/01/2039	113	124
5.00%, 06/01/2041	110	117	5.50%, 09/01/2039	34	37
5.00%, 07/01/2041	30	33	5.50%, 12/01/2039	20	22
5.00%, 09/01/2041	39	42	5.50%, 01/01/2040	21	23
5.00%, 10/01/2041	94	102	5.50%, 02/01/2040	181	199
5.00%, 10/01/2041	47	51	5.50%, 03/01/2040	3	3
5.00%, 10/01/2041	72	78	5.50%, 06/01/2040	26	28
5.00%, 11/01/2041	301	319	5.50%, 06/01/2041	25	27
5.00%, 11/01/2041	122	132	5.50%, 06/01/2041	261	286
5.00%, 04/01/2043(h)	500	529	6.00%, 11/01/2022	2	2
5.50%, 01/01/2022	2	2	6.00%, 02/01/2027	10	11
5.50%, 04/01/2023	10	10	6.00%, 07/01/2029	1	1
5.50%, 01/01/2028	81	86	6.00%, 07/01/2029	3	3
5.50%, 12/01/2032	33	36	6.00%, 12/01/2031	2	2
5.50%, 03/01/2033	2	2	6.00%, 01/01/2032	15	17
5.50%, 12/01/2033	1	1	6.00%, 11/01/2033	28	30
5.50%, 01/01/2034	10	11	6.00%, 06/01/2034	21	24
5.50%, 01/01/2034	52	57	6.00%, 08/01/2034	2	2
5.50%, 02/01/2034	79	86	6.00%, 05/01/2036	11	12
5.50%, 03/01/2034	19	21	6.00%, 06/01/2036	28	31
5.50%, 10/01/2034	7	7	6.00%, 11/01/2036	19	21
5.50%, 10/01/2034	1	1	6.00%, 12/01/2036	113	124
5.50%, 02/01/2035	16	18	6.00%, 02/01/2037	2	2
5.50%, 03/01/2035	11	12	6.00%, 05/01/2037	1	1
5.50%, 05/01/2035	12	13	6.00%, 10/01/2037	9	10
5.50%, 11/01/2035	18	19	6.00%, 11/01/2037	12	13
5.50%, 04/01/2036	173	189	6.00%, 12/01/2037	42	47
5.50%, 05/01/2036	24	26	6.00%, 12/01/2037	2	2
5.50%, 05/01/2036	6	6	6.00%, 01/01/2038	1	1
5.50%, 07/01/2036	17	19	6.00%, 01/01/2038	11	12
5.50%, 07/01/2036	62	68	6.00%, 01/01/2038	3	3
5.50%, 11/01/2036	8	8	6.00%, 01/01/2038	41	46
5.50%, 12/01/2036	118	130	6.00%, 01/01/2038	9	10
5.50%, 12/01/2036	126	139	6.00%, 01/01/2038	11	13
5.50%, 12/01/2036	2	3	6.00%, 04/01/2038	59	65
5.50%, 01/01/2037	110	120	6.00%, 05/01/2038	17	18
5.50%, 02/01/2037	1	1	6.00%, 07/01/2038	4	4
5.50%, 02/01/2037	35	39	6.00%, 07/01/2038	10	11
5.50%, 07/01/2037	8	8	6.00%, 08/01/2038	6	7
5.50%, 07/01/2037	2	2	6.00%, 09/01/2038	4	4
5.50%, 09/01/2037	5	5	6.00%, 09/01/2038	6	7
5.50%, 11/01/2037	5	6	6.00%, 12/01/2039	2	2
5.50%, 01/01/2038	27	29	6.50%, 04/01/2028	1	1
5.50%, 01/01/2038	4	5	6.50%, 05/01/2031	3	4
5.50%, 04/01/2038	3	3	6.50%, 10/01/2031	1	1
5.50%, 04/01/2038	15	17	6.50%, 04/01/2035	1	1
5.50%, 04/01/2038	1	1	6.50%, 09/01/2036	6	7
5.50%, 05/01/2038	5	5	6.50%, 10/01/2037	13	16
5.50%, 05/01/2038	3	4	6.50%, 11/01/2037	5	6
5.50%, 06/01/2038	8	9	6.50%, 12/01/2037	1	1

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.50%, 02/01/2038	$2	$3	2.50%, 02/01/2032	$616	$612
6.50%, 09/01/2038	8	9	2.50%, 03/01/2032	171	170
6.50%, 10/01/2038	3	4	2.50%, 03/01/2032	255	253
6.50%, 01/01/2039	5	6	2.50%, 04/01/2032	371	369
6.50%, 09/01/2039	11	13	2.50%, 08/01/2032	39	39
7.00%, 10/01/2029	1	1	2.50%, 11/01/2032	48	48
7.00%, 09/01/2031	3	3	2.50%, 12/01/2032	136	135
7.00%, 09/01/2038	4	5	2.50%, 01/01/2033	544	541
7.50%, 07/01/2029	11	13	2.50%, 01/01/2033	37	36
7.50%, 10/01/2030	1	1	2.50%, 01/01/2033	22	22
		$182,438	2.50%, 01/01/2033	52	51
Federal National Mortgage Association (FNMA) - 11.95%			2.50%, 02/01/2033	813	808
2.00%, 08/01/2028	126	124	2.50%, 07/01/2033	106	105
2.00%, 09/01/2028	144	141	2.50%, 10/01/2036	159	156
2.00%, 11/01/2028	36	35	2.50%, 10/01/2036	61	60
2.00%, 01/01/2029	13	13	2.50%, 12/01/2036	253	248
2.00%, 05/01/2029	612	602	2.50%, 01/01/2043	572	558
2.00%, 05/01/2030	300	292	2.50%, 07/01/2043	63	62
2.00%, 01/01/2032	193	188	2.50%, 08/01/2043	124	121
2.00%, 03/01/2032	280	272	2.50%, 10/01/2043	343	335
2.00%, 04/01/2032	124	120	2.50%, 05/01/2046	44	43
2.00%, 11/01/2032	22	21	2.50%, 05/01/2046	53	52
2.50%, 12/01/2027	10	10	2.50%, 11/01/2046	17	16
2.50%, 01/01/2028	183	183	2.50%, 12/01/2046	152	147
2.50%, 02/01/2028	43	43	3.00%, 09/01/2026	42	43
2.50%, 06/01/2028	14	14	3.00%, 11/01/2026	145	147
2.50%, 06/01/2028	300	299	3.00%, 11/01/2026	50	51
2.50%, 07/01/2028	204	204	3.00%, 01/01/2027	42	42
2.50%, 08/01/2028	114	114	3.00%, 02/01/2027	37	38
2.50%, 08/01/2028	12	12	3.00%, 02/01/2027	257	261
2.50%, 08/01/2028	225	225	3.00%, 04/01/2027	62	62
2.50%, 08/01/2028	210	209	3.00%, 04/01/2027	1,215	1,231
2.50%, 09/01/2028	245	245	3.00%, 04/01/2027	61	61
2.50%, 09/01/2028	85	85	3.00%, 07/01/2027	172	174
2.50%, 10/01/2028	294	293	3.00%, 08/01/2027	196	199
2.50%, 05/01/2029	42	42	3.00%, 09/01/2027	9	9
2.50%, 06/01/2029	420	418	3.00%, 10/01/2027	162	164
2.50%, 07/01/2029	163	162	3.00%, 08/01/2028	32	32
2.50%, 07/01/2029	130	130	3.00%, 10/01/2028	380	384
2.50%, 07/01/2029	249	248	3.00%, 11/01/2028	218	220
2.50%, 09/01/2029	284	282	3.00%, 12/01/2028	24	24
2.50%, 09/01/2029	42	42	3.00%, 12/01/2028	32	33
2.50%, 12/01/2029	60	60	3.00%, 02/01/2029	165	166
2.50%, 12/01/2029	52	51	3.00%, 03/01/2029	156	158
2.50%, 12/01/2029	176	175	3.00%, 03/01/2029	261	263
2.50%, 01/01/2030	222	221	3.00%, 04/01/2029	40	41
2.50%, 02/01/2030	103	103	3.00%, 04/01/2029	216	218
2.50%, 04/01/2030	284	282	3.00%, 05/01/2029	201	203
2.50%, 04/01/2030	15	15	3.00%, 05/01/2029	46	47
2.50%, 05/01/2030	598	595	3.00%, 05/01/2029	75	75
2.50%, 06/01/2030	64	63	3.00%, 06/01/2029	137	138
2.50%, 06/01/2030	105	105	3.00%, 07/01/2029	9	9
2.50%, 06/01/2030	332	330	3.00%, 07/01/2029	88	89
2.50%, 06/01/2030	65	64	3.00%, 08/01/2029	184	186
2.50%, 08/01/2030	722	718	3.00%, 08/01/2029	199	201
2.50%, 08/01/2030	148	147	3.00%, 08/01/2029	21	22
2.50%, 01/01/2031	256	255	3.00%, 08/01/2029	182	184
2.50%, 01/01/2031	226	225	3.00%, 10/01/2029	92	93
2.50%, 02/01/2031	288	286	3.00%, 10/01/2029	125	126
2.50%, 02/01/2031	315	313	3.00%, 10/01/2029	123	125
2.50%, 05/01/2031	184	183	3.00%, 10/01/2029	141	142
2.50%, 06/01/2031	313	312	3.00%, 11/01/2029	107	108
2.50%, 09/01/2031	87	87	3.00%, 01/01/2030	609	615
2.50%, 11/01/2031	1,065	1,059	3.00%, 01/01/2030	568	573
2.50%, 12/01/2031	463	460	3.00%, 01/01/2030	253	256
2.50%, 12/01/2031	537	535	3.00%, 01/01/2030	65	66
2.50%, 01/01/2032	1,004	998	3.00%, 03/01/2030	336	340
2.50%, 01/01/2032	534	531	3.00%, 06/01/2030	357	360

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 06/01/2030	$325	$328	3.00%, 07/01/2043	$185	$185
3.00%, 08/01/2030	266	269	3.00%, 07/01/2043	243	243
3.00%, 09/01/2030	124	125	3.00%, 07/01/2043	432	432
3.00%, 09/01/2030	613	619	3.00%, 07/01/2043	35	35
3.00%, 10/01/2030	352	355	3.00%, 08/01/2043	599	599
3.00%, 11/01/2030	170	171	3.00%, 08/01/2043	123	123
3.00%, 11/01/2030	55	56	3.00%, 08/01/2043	186	186
3.00%, 02/01/2031	163	165	3.00%, 08/01/2043	74	74
3.00%, 09/01/2031	60	61	3.00%, 08/01/2043	304	304
3.00%, 04/01/2032	1,415	1,431	3.00%, 08/01/2043	542	542
3.00%, 04/01/2032	39	39	3.00%, 08/01/2043	196	197
3.00%, 05/01/2032	193	195	3.00%, 08/01/2043	897	898
3.00%, 08/01/2032	306	310	3.00%, 09/01/2043	326	326
3.00%, 01/01/2033	66	67	3.00%, 09/01/2043	22	22
3.00%, 02/01/2033	1,330	1,343	3.00%, 09/01/2043	15	15
3.00%, 04/01/2033(h)	700	706	3.00%, 09/01/2043	14	14
3.00%, 08/01/2033	801	810	3.00%, 09/01/2043	745	745
3.00%, 05/01/2034	171	173	3.00%, 10/01/2043	952	953
3.00%, 10/01/2034	84	85	3.00%, 10/01/2043	177	176
3.00%, 11/01/2034	223	226	3.00%, 11/01/2043	188	188
3.00%, 02/01/2035	244	247	3.00%, 11/01/2043	115	115
3.00%, 02/01/2035	207	209	3.00%, 11/01/2043	107	107
3.00%, 03/01/2035	106	107	3.00%, 11/01/2043	278	278
3.00%, 04/01/2035	112	113	3.00%, 12/01/2043	19	19
3.00%, 06/01/2035	249	252	3.00%, 01/01/2044	135	135
3.00%, 07/01/2035	93	94	3.00%, 01/01/2045	694	694
3.00%, 11/01/2035	143	145	3.00%, 01/01/2045	26	26
3.00%, 07/01/2036	225	227	3.00%, 05/01/2045	883	882
3.00%, 12/01/2036	465	469	3.00%, 06/01/2045	66	66
3.00%, 12/01/2036	321	324	3.00%, 06/01/2045	26	26
3.00%, 12/01/2036	646	652	3.00%, 09/01/2045	160	159
3.00%, 02/01/2037	269	272	3.00%, 09/01/2045	167	167
3.00%, 02/01/2037	42	42	3.00%, 10/01/2045	565	564
3.00%, 04/01/2037	167	169	3.00%, 11/01/2045	145	145
3.00%, 04/01/2037	143	144	3.00%, 11/01/2045	329	328
3.00%, 07/01/2037	106	107	3.00%, 12/01/2045	53	53
3.00%, 08/01/2037	174	176	3.00%, 12/01/2045	53	53
3.00%, 09/01/2037	439	444	3.00%, 12/01/2045	755	753
3.00%, 04/01/2042	229	230	3.00%, 12/01/2045	92	92
3.00%, 09/01/2042	124	124	3.00%, 01/01/2046	494	493
3.00%, 11/01/2042	804	804	3.00%, 01/01/2046	25	25
3.00%, 12/01/2042	121	122	3.00%, 02/01/2046	544	543
3.00%, 02/01/2043	856	856	3.00%, 02/01/2046	29	29
3.00%, 02/01/2043	521	522	3.00%, 02/01/2046	276	275
3.00%, 02/01/2043	506	507	3.00%, 02/01/2046	906	904
3.00%, 04/01/2043	1,163	1,164	3.00%, 03/01/2046	71	71
3.00%, 04/01/2043	434	434	3.00%, 04/01/2046	133	133
3.00%, 04/01/2043	701	702	3.00%, 04/01/2046	865	863
3.00%, 04/01/2043	283	283	3.00%, 05/01/2046	495	493
3.00%, 04/01/2043	409	409	3.00%, 05/01/2046	83	83
3.00%, 04/01/2043	308	308	3.00%, 05/01/2046	127	127
3.00%, 04/01/2043	417	418	3.00%, 05/01/2046	355	354
3.00%, 04/01/2043	523	523	3.00%, 06/01/2046	182	182
3.00%, 04/01/2043	530	530	3.00%, 07/01/2046	896	893
3.00%, 05/01/2043	62	62	3.00%, 07/01/2046	72	72
3.00%, 05/01/2043	586	586	3.00%, 08/01/2046	243	242
3.00%, 05/01/2043	386	386	3.00%, 08/01/2046	896	893
3.00%, 05/01/2043	319	319	3.00%, 09/01/2046	431	429
3.00%, 06/01/2043	1,006	1,003	3.00%, 09/01/2046	1,138	1,134
3.00%, 06/01/2043	396	396	3.00%, 09/01/2046	296	295
3.00%, 06/01/2043	28	28	3.00%, 09/01/2046	1,150	1,147
3.00%, 06/01/2043	19	19	3.00%, 10/01/2046	1,610	1,605
3.00%, 06/01/2043	518	519	3.00%, 10/01/2046	197	196
3.00%, 06/01/2043	554	554	3.00%, 11/01/2046	834	832
3.00%, 06/01/2043	698	699	3.00%, 11/01/2046	860	857
3.00%, 07/01/2043	44	44	3.00%, 11/01/2046	1,186	1,182
3.00%, 07/01/2043	294	295	3.00%, 11/01/2046	912	909
3.00%, 07/01/2043	734	734	3.00%, 11/01/2046	134	134

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 11/01/2046	$22	$22	3.50%, 02/01/2031	$86	$88
3.00%, 11/01/2046	1,149	1,144	3.50%, 04/01/2031	19	19
3.00%, 11/01/2046	200	199	3.50%, 02/01/2032	122	124
3.00%, 12/01/2046	36	36	3.50%, 04/01/2032	80	82
3.00%, 12/01/2046	2,357	2,350	3.50%, 05/01/2032	174	178
3.00%, 12/01/2046	1,204	1,200	3.50%, 06/01/2032	308	317
3.00%, 01/01/2047	25	25	3.50%, 07/01/2032	111	114
3.00%, 01/01/2047	1,284	1,280	3.50%, 09/01/2032	173	178
3.00%, 01/01/2047	437	435	3.50%, 04/01/2033(h)	950	972
3.00%, 02/01/2047	1,031	1,028	3.50%, 09/01/2033	288	294
3.00%, 02/01/2047	1,295	1,291	3.50%, 09/01/2033	84	86
3.00%, 02/01/2047	225	225	3.50%, 10/01/2033	643	658
3.00%, 04/01/2047	300	299	3.50%, 10/01/2033	173	177
3.00%, 05/01/2047	442	441	3.50%, 11/01/2033	176	181
3.00%, 09/01/2047	42	41	3.50%, 01/01/2034	125	128
3.00%, 11/01/2047	964	960	3.50%, 06/01/2034	225	231
3.00%, 11/01/2047	30	30	3.50%, 08/01/2034	58	60
3.00%, 12/01/2047	25	25	3.50%, 11/01/2034	140	144
3.00%, 12/01/2047	24	24	3.50%, 12/01/2035	322	329
3.00%, 02/01/2048	29	29	3.50%, 07/01/2036	354	362
3.00%, 03/01/2048	49	49	3.50%, 02/01/2037	237	241
3.00%, 04/01/2048	484	482	3.50%, 03/01/2037	296	301
3.00%, 05/01/2048	25	25	3.50%, 05/01/2037	61	63
3.00%, 10/01/2048	123	123	3.50%, 07/01/2037	146	149
3.00%, 11/01/2048	99	98	3.50%, 10/01/2037	172	176
3.50%, 01/01/2020	3	3	3.50%, 01/01/2038	427	437
3.50%, 03/01/2023	10	10	3.50%, 10/01/2040	8	8
3.50%, 08/01/2025	14	14	3.50%, 11/01/2040	34	34
3.50%, 10/01/2025	269	275	3.50%, 12/01/2040	38	39
3.50%, 10/01/2025	9	9	3.50%, 01/01/2041	1,210	1,235
3.50%, 10/01/2025	209	214	3.50%, 01/01/2041	25	26
3.50%, 11/01/2025	11	11	3.50%, 02/01/2041	18	18
3.50%, 11/01/2025	325	333	3.50%, 02/01/2041	15	15
3.50%, 11/01/2025	141	144	3.50%, 03/01/2041	62	64
3.50%, 12/01/2025	12	12	3.50%, 03/01/2041	1,618	1,653
3.50%, 12/01/2025	21	22	3.50%, 10/01/2041	158	162
3.50%, 12/01/2025	68	69	3.50%, 12/01/2041	444	454
3.50%, 01/01/2026	303	310	3.50%, 12/01/2041	490	500
3.50%, 01/01/2026	40	40	3.50%, 12/01/2041	161	164
3.50%, 01/01/2026	15	15	3.50%, 01/01/2042	167	171
3.50%, 02/01/2026	106	109	3.50%, 01/01/2042	82	83
3.50%, 03/01/2026	103	105	3.50%, 01/01/2042	92	94
3.50%, 03/01/2026	4	4	3.50%, 02/01/2042	42	43
3.50%, 03/01/2026	287	294	3.50%, 02/01/2042	17	17
3.50%, 05/01/2026	6	7	3.50%, 03/01/2042	40	41
3.50%, 06/01/2026	35	35	3.50%, 03/01/2042	53	54
3.50%, 06/01/2026	24	25	3.50%, 03/01/2042	112	114
3.50%, 07/01/2026	8	8	3.50%, 03/01/2042	94	96
3.50%, 08/01/2026	49	50	3.50%, 03/01/2042	355	363
3.50%, 08/01/2026	4	4	3.50%, 03/01/2042	170	174
3.50%, 09/01/2026	200	205	3.50%, 04/01/2042	63	64
3.50%, 10/01/2026	13	13	3.50%, 04/01/2042	98	100
3.50%, 12/01/2026	235	240	3.50%, 04/01/2042	76	77
3.50%, 12/01/2026	54	56	3.50%, 04/01/2042	78	80
3.50%, 01/01/2027	40	41	3.50%, 05/01/2042	117	119
3.50%, 01/01/2027	72	74	3.50%, 05/01/2042	796	813
3.50%, 02/01/2027	150	154	3.50%, 07/01/2042	207	212
3.50%, 11/01/2028	221	227	3.50%, 07/01/2042	117	119
3.50%, 12/01/2028	11	11	3.50%, 08/01/2042	150	153
3.50%, 12/01/2028	125	129	3.50%, 09/01/2042	48	49
3.50%, 01/01/2029	115	118	3.50%, 09/01/2042	117	120
3.50%, 03/01/2029	208	213	3.50%, 10/01/2042	868	886
3.50%, 03/01/2029	13	14	3.50%, 10/01/2042	398	406
3.50%, 12/01/2029	52	54	3.50%, 10/01/2042	13	13
3.50%, 12/01/2029	96	99	3.50%, 04/01/2043	93	95
3.50%, 04/01/2030	108	111	3.50%, 04/01/2043	210	214
3.50%, 11/01/2030	31	32	3.50%, 05/01/2043(h)	200	203
3.50%, 01/01/2031	9	9	3.50%, 05/01/2043	676	690

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 05/01/2043	$256	$261	3.50%, 11/01/2047	$1,849	$1,878
3.50%, 05/01/2043	530	542	3.50%, 01/01/2048	1,591	1,617
3.50%, 06/01/2043	306	312	3.50%, 02/01/2048	238	241
3.50%, 06/01/2043	547	559	3.50%, 03/01/2048	30	30
3.50%, 07/01/2043	865	883	3.50%, 03/01/2048	1,168	1,186
3.50%, 07/01/2043	278	284	3.50%, 04/01/2048(h)	16,275	16,496
3.50%, 08/01/2043	157	160	3.50%, 04/01/2048	728	739
3.50%, 08/01/2043	657	671	3.50%, 07/01/2048	950	964
3.50%, 09/01/2043	202	206	3.50%, 10/01/2048	225	228
3.50%, 09/01/2043	550	562	3.50%, 10/01/2048	496	504
3.50%, 12/01/2043	218	222	3.50%, 10/01/2048	689	700
3.50%, 01/01/2044	44	45	3.50%, 10/01/2048	248	252
3.50%, 02/01/2044	420	428	3.50%, 11/01/2048	1,082	1,098
3.50%, 02/01/2044	219	223	3.50%, 01/01/2049	99	100
3.50%, 04/01/2044	47	48	3.50%, 03/01/2049	100	101
3.50%, 07/01/2044	1,237	1,264	3.50%, 03/01/2049	880	893
3.50%, 10/01/2044	662	674	4.00%, 05/01/2019	1	1
3.50%, 10/01/2044	33	34	4.00%, 03/01/2024	34	35
3.50%, 10/01/2044	69	70	4.00%, 05/01/2024	7	7
3.50%, 10/01/2044	249	254	4.00%, 05/01/2024	9	9
3.50%, 11/01/2044	676	688	4.00%, 06/01/2024	13	14
3.50%, 12/01/2044	576	586	4.00%, 07/01/2024	14	15
3.50%, 12/01/2044	110	112	4.00%, 09/01/2024	6	6
3.50%, 12/01/2044	632	643	4.00%, 10/01/2024	48	49
3.50%, 01/01/2045	735	748	4.00%, 11/01/2024	4	4
3.50%, 02/01/2045	97	99	4.00%, 01/01/2025	13	13
3.50%, 04/01/2045	710	722	4.00%, 03/01/2025	14	14
3.50%, 05/01/2045	255	259	4.00%, 04/01/2025	3	3
3.50%, 05/01/2045	31	32	4.00%, 04/01/2025	73	75
3.50%, 07/01/2045	134	137	4.00%, 05/01/2025	15	15
3.50%, 07/01/2045	654	665	4.00%, 05/01/2025	3	4
3.50%, 08/01/2045	813	827	4.00%, 05/01/2025	11	11
3.50%, 08/01/2045	763	777	4.00%, 05/01/2025	1	1
3.50%, 09/01/2045	420	427	4.00%, 05/01/2025	13	14
3.50%, 09/01/2045	822	836	4.00%, 06/01/2025	3	4
3.50%, 09/01/2045	750	763	4.00%, 06/01/2025	14	14
3.50%, 10/01/2045	20	20	4.00%, 07/01/2025	21	22
3.50%, 11/01/2045	638	649	4.00%, 08/01/2025	9	9
3.50%, 11/01/2045	19	19	4.00%, 09/01/2025	13	13
3.50%, 11/01/2045	332	338	4.00%, 11/01/2025	17	18
3.50%, 11/01/2045	796	809	4.00%, 12/01/2025	23	24
3.50%, 12/01/2045	745	757	4.00%, 01/01/2026	36	37
3.50%, 12/01/2045	1,147	1,167	4.00%, 01/01/2026	16	16
3.50%, 12/01/2045	658	669	4.00%, 01/01/2026	24	24
3.50%, 01/01/2046	1,372	1,396	4.00%, 03/01/2026	2	2
3.50%, 01/01/2046	969	985	4.00%, 03/01/2026	58	60
3.50%, 02/01/2046	82	83	4.00%, 03/01/2026	29	30
3.50%, 02/01/2046	288	293	4.00%, 05/01/2026	13	14
3.50%, 02/01/2046	576	586	4.00%, 06/01/2026	16	16
3.50%, 03/01/2046	908	924	4.00%, 07/01/2026	16	16
3.50%, 03/01/2046	851	864	4.00%, 08/01/2026	61	63
3.50%, 03/01/2046	619	629	4.00%, 09/01/2026	35	36
3.50%, 03/01/2046	661	671	4.00%, 04/01/2028(h)	1,450	1,493
3.50%, 04/01/2046	52	53	4.00%, 04/01/2029	5	5
3.50%, 05/01/2046	1,071	1,089	4.00%, 10/01/2030	14	15
3.50%, 06/01/2046	171	174	4.00%, 12/01/2030	123	128
3.50%, 06/01/2046	1,058	1,076	4.00%, 02/01/2031	41	43
3.50%, 07/01/2046	66	67	4.00%, 07/01/2031	26	27
3.50%, 07/01/2046	761	773	4.00%, 10/01/2031	107	111
3.50%, 09/01/2046	739	750	4.00%, 11/01/2031	25	26
3.50%, 11/01/2046	1,131	1,151	4.00%, 12/01/2031	21	22
3.50%, 12/01/2046	863	878	4.00%, 01/01/2032	31	33
3.50%, 01/01/2047	1,538	1,563	4.00%, 09/01/2033	228	238
3.50%, 02/01/2047	1,336	1,357	4.00%, 01/01/2036	232	242
3.50%, 03/01/2047	134	137	4.00%, 02/01/2036	148	155
3.50%, 07/01/2047	30	30	4.00%, 06/01/2036	130	136
3.50%, 08/01/2047	298	303	4.00%, 01/01/2037	178	185
3.50%, 09/01/2047	413	419	4.00%, 02/01/2037	459	477

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 07/01/2038	$538	$558	4.00%, 04/01/2044	$514	$531
4.00%, 02/01/2039	173	179	4.00%, 06/01/2044	73	75
4.00%, 03/01/2039	7	7	4.00%, 06/01/2044	435	453
4.00%, 08/01/2039	25	26	4.00%, 06/01/2044	276	286
4.00%, 08/01/2039	5	5	4.00%, 07/01/2044	554	573
4.00%, 10/01/2039	239	246	4.00%, 07/01/2044	412	426
4.00%, 10/01/2039	8	8	4.00%, 09/01/2044	206	213
4.00%, 11/01/2039	34	35	4.00%, 10/01/2044	771	797
4.00%, 12/01/2039	8	9	4.00%, 10/01/2044	159	165
4.00%, 02/01/2040	23	24	4.00%, 10/01/2044	291	301
4.00%, 05/01/2040	22	22	4.00%, 10/01/2044	294	304
4.00%, 05/01/2040	6	6	4.00%, 10/01/2044	90	93
4.00%, 08/01/2040	19	20	4.00%, 11/01/2044	85	88
4.00%, 10/01/2040	33	34	4.00%, 11/01/2044	297	307
4.00%, 10/01/2040	17	17	4.00%, 11/01/2044	75	77
4.00%, 10/01/2040	57	59	4.00%, 12/01/2044	62	64
4.00%, 10/01/2040	19	19	4.00%, 12/01/2044	97	100
4.00%, 10/01/2040	36	37	4.00%, 12/01/2044	321	332
4.00%, 10/01/2040	9	10	4.00%, 12/01/2044	64	66
4.00%, 10/01/2040	10	11	4.00%, 12/01/2044	394	407
4.00%, 11/01/2040	14	14	4.00%, 01/01/2045	11	12
4.00%, 12/01/2040	60	62	4.00%, 01/01/2045	29	30
4.00%, 12/01/2040	35	36	4.00%, 01/01/2045	182	188
4.00%, 12/01/2040	62	65	4.00%, 01/01/2045	42	43
4.00%, 12/01/2040	13	13	4.00%, 02/01/2045	512	529
4.00%, 12/01/2040	45	47	4.00%, 02/01/2045	192	198
4.00%, 01/01/2041	71	74	4.00%, 02/01/2045	247	255
4.00%, 01/01/2041	45	47	4.00%, 03/01/2045	19	20
4.00%, 01/01/2041	29	30	4.00%, 05/01/2045(h)	1,750	1,798
4.00%, 01/01/2041	407	423	4.00%, 07/01/2045	419	434
4.00%, 02/01/2041	67	70	4.00%, 07/01/2045	28	29
4.00%, 02/01/2041	45	47	4.00%, 07/01/2045	318	329
4.00%, 02/01/2041	117	121	4.00%, 08/01/2045	11	11
4.00%, 02/01/2041	61	64	4.00%, 08/01/2045	46	48
4.00%, 02/01/2041	329	342	4.00%, 09/01/2045	524	542
4.00%, 02/01/2041	37	39	4.00%, 10/01/2045	132	136
4.00%, 03/01/2041	66	69	4.00%, 10/01/2045	515	533
4.00%, 03/01/2041	43	45	4.00%, 11/01/2045	208	215
4.00%, 03/01/2041	355	369	4.00%, 11/01/2045	660	682
4.00%, 04/01/2041	5	5	4.00%, 11/01/2045	20	20
4.00%, 09/01/2041	17	18	4.00%, 11/01/2045	110	114
4.00%, 09/01/2041	98	101	4.00%, 12/01/2045	156	161
4.00%, 09/01/2041	150	156	4.00%, 12/01/2045	253	262
4.00%, 10/01/2041	53	55	4.00%, 01/01/2046	450	465
4.00%, 10/01/2041	10	10	4.00%, 02/01/2046	562	581
4.00%, 10/01/2041	122	127	4.00%, 02/01/2046	97	100
4.00%, 11/01/2041	45	46	4.00%, 02/01/2046	150	156
4.00%, 11/01/2041	97	100	4.00%, 03/01/2046	183	188
4.00%, 11/01/2041	20	21	4.00%, 03/01/2046	234	242
4.00%, 11/01/2041	65	68	4.00%, 03/01/2046	103	107
4.00%, 11/01/2041	8	8	4.00%, 03/01/2046	222	229
4.00%, 12/01/2041	162	168	4.00%, 04/01/2046	42	43
4.00%, 12/01/2041	58	60	4.00%, 04/01/2046	471	487
4.00%, 12/01/2041	61	63	4.00%, 07/01/2046	792	819
4.00%, 12/01/2041	88	92	4.00%, 08/01/2046	31	32
4.00%, 12/01/2041	61	63	4.00%, 04/01/2047	1,340	1,385
4.00%, 01/01/2042	20	21	4.00%, 06/01/2047	1,330	1,375
4.00%, 01/01/2042	62	65	4.00%, 08/01/2047	1,233	1,274
4.00%, 01/01/2042	71	74	4.00%, 08/01/2047	1,421	1,468
4.00%, 02/01/2042	46	47	4.00%, 08/01/2047	781	807
4.00%, 05/01/2042	442	459	4.00%, 08/01/2047	180	186
4.00%, 02/01/2043	157	163	4.00%, 09/01/2047	1,341	1,386
4.00%, 08/01/2043	99	102	4.00%, 11/01/2047	2,569	2,655
4.00%, 09/01/2043	20	21	4.00%, 01/01/2048	1,966	2,032
4.00%, 09/01/2043	81	84	4.00%, 02/01/2048	948	979
4.00%, 12/01/2043	164	170	4.00%, 03/01/2048	464	479
4.00%, 01/01/2044	462	481	4.00%, 04/01/2048(h)	21,750	22,372
4.00%, 02/01/2044	38	39	4.00%, 06/01/2048	955	985

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 07/01/2048	$778	$803	4.50%, 05/01/2040	$113	$119
4.00%, 08/01/2048	530	546	4.50%, 05/01/2040	33	34
4.00%, 08/01/2048	457	471	4.50%, 05/01/2040	68	72
4.00%, 09/01/2048	1,579	1,627	4.50%, 05/01/2040	27	29
4.00%, 09/01/2048	1,393	1,435	4.50%, 06/01/2040	20	21
4.00%, 11/01/2048	1,342	1,382	4.50%, 07/01/2040	24	26
4.00%, 12/01/2048	1,580	1,627	4.50%, 07/01/2040	1	1
4.00%, 03/01/2049	991	1,023	4.50%, 08/01/2040	59	62
4.50%, 01/01/2020	2	2	4.50%, 08/01/2040	37	39
4.50%, 05/01/2022	2	2	4.50%, 08/01/2040	220	232
4.50%, 02/01/2024	2	2	4.50%, 08/01/2040	112	118
4.50%, 04/01/2024	1	1	4.50%, 09/01/2040	13	14
4.50%, 04/01/2024	1	1	4.50%, 09/01/2040	21	22
4.50%, 11/01/2024	6	6	4.50%, 09/01/2040	17	18
4.50%, 12/01/2024	15	15	4.50%, 10/01/2040	87	92
4.50%, 12/01/2024	9	10	4.50%, 12/01/2040	199	210
4.50%, 02/01/2025	20	20	4.50%, 12/01/2040	15	16
4.50%, 02/01/2025	20	21	4.50%, 03/01/2041	117	123
4.50%, 04/01/2025	2	2	4.50%, 03/01/2041	34	36
4.50%, 05/01/2025	16	17	4.50%, 03/01/2041	35	37
4.50%, 04/01/2026	22	22	4.50%, 03/01/2041	26	27
4.50%, 07/01/2029	2	2	4.50%, 04/01/2041	4	5
4.50%, 02/01/2030	12	12	4.50%, 04/01/2041	29	31
4.50%, 04/01/2030	4	5	4.50%, 05/01/2041	75	79
4.50%, 08/01/2030	86	90	4.50%, 05/01/2041	39	42
4.50%, 09/01/2030	69	72	4.50%, 05/01/2041	110	116
4.50%, 01/01/2031	15	15	4.50%, 06/01/2041	146	155
4.50%, 04/01/2031	8	8	4.50%, 06/01/2041	22	23
4.50%, 05/01/2031	13	13	4.50%, 06/01/2041	76	80
4.50%, 07/01/2031	53	56	4.50%, 06/01/2041	89	95
4.50%, 08/01/2031	29	30	4.50%, 06/01/2041	33	35
4.50%, 08/01/2033	1	1	4.50%, 07/01/2041	45	48
4.50%, 08/01/2033	16	17	4.50%, 07/01/2041	35	37
4.50%, 11/01/2033	35	37	4.50%, 07/01/2041	29	31
4.50%, 02/01/2035	119	126	4.50%, 08/01/2041	45	48
4.50%, 12/01/2035	88	93	4.50%, 09/01/2041	225	238
4.50%, 01/01/2036	1	1	4.50%, 09/01/2041	58	61
4.50%, 03/01/2036	5	5	4.50%, 09/01/2041	45	48
4.50%, 04/01/2038	26	27	4.50%, 10/01/2041	47	49
4.50%, 06/01/2038	21	22	4.50%, 11/01/2041	56	59
4.50%, 01/01/2039	3	3	4.50%, 11/01/2041	46	49
4.50%, 02/01/2039	10	11	4.50%, 11/01/2041	42	44
4.50%, 04/01/2039	8	8	4.50%, 11/01/2041	59	62
4.50%, 04/01/2039	37	39	4.50%, 12/01/2041	53	56
4.50%, 04/01/2039	49	52	4.50%, 04/01/2042	21	22
4.50%, 06/01/2039	35	37	4.50%, 09/01/2042	91	96
4.50%, 06/01/2039	19	20	4.50%, 04/01/2043(h)	2,800	2,917
4.50%, 06/01/2039	65	69	4.50%, 09/01/2043	132	140
4.50%, 06/01/2039	11	12	4.50%, 09/01/2043	256	270
4.50%, 07/01/2039	49	52	4.50%, 09/01/2043	326	344
4.50%, 07/01/2039	33	35	4.50%, 10/01/2043	325	343
4.50%, 07/01/2039	21	23	4.50%, 11/01/2043	12	13
4.50%, 08/01/2039	25	26	4.50%, 12/01/2043	17	18
4.50%, 09/01/2039	21	22	4.50%, 12/01/2043	126	132
4.50%, 10/01/2039	62	65	4.50%, 01/01/2044	541	570
4.50%, 10/01/2039	14	14	4.50%, 01/01/2044	624	657
4.50%, 10/01/2039	37	39	4.50%, 02/01/2044	286	302
4.50%, 12/01/2039	13	14	4.50%, 03/01/2044	260	274
4.50%, 12/01/2039	49	52	4.50%, 03/01/2044	163	172
4.50%, 12/01/2039	16	17	4.50%, 04/01/2044	36	38
4.50%, 12/01/2039	37	40	4.50%, 04/01/2044	90	94
4.50%, 12/01/2039	80	85	4.50%, 05/01/2044	130	137
4.50%, 01/01/2040	69	74	4.50%, 05/01/2044	74	78
4.50%, 01/01/2040	81	85	4.50%, 05/01/2044	678	715
4.50%, 02/01/2040	28	30	4.50%, 05/01/2044	205	216
4.50%, 02/01/2040	48	51	4.50%, 05/01/2044	208	219
4.50%, 03/01/2040	31	32	4.50%, 06/01/2044	164	173
4.50%, 04/01/2040	40	43	4.50%, 06/01/2044	182	191

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 06/01/2044	$365	$384	5.00%, 07/01/2035	$77	$82
4.50%, 06/01/2044	404	425	5.00%, 07/01/2035	7	8
4.50%, 06/01/2044	235	248	5.00%, 07/01/2035	164	176
4.50%, 07/01/2044	6	7	5.00%, 07/01/2035	3	3
4.50%, 07/01/2044	270	283	5.00%, 09/01/2035	5	5
4.50%, 07/01/2044	150	157	5.00%, 10/01/2035	15	17
4.50%, 08/01/2044	97	103	5.00%, 01/01/2036	27	30
4.50%, 08/01/2044	35	37	5.00%, 03/01/2036	28	30
4.50%, 08/01/2044	281	296	5.00%, 03/01/2036	18	19
4.50%, 08/01/2044	263	277	5.00%, 04/01/2036	1	1
4.50%, 10/01/2044	19	20	5.00%, 06/01/2036	65	70
4.50%, 12/01/2044	360	379	5.00%, 07/01/2036	39	41
4.50%, 05/01/2045(h)	1,300	1,353	5.00%, 04/01/2037	262	280
4.50%, 03/01/2046	58	60	5.00%, 07/01/2037	11	12
4.50%, 04/01/2046	299	314	5.00%, 02/01/2038	73	78
4.50%, 07/01/2046	30	32	5.00%, 04/01/2038	27	29
4.50%, 08/01/2046	257	269	5.00%, 05/01/2038	2	2
4.50%, 08/01/2046	27	28	5.00%, 06/01/2038	3	3
4.50%, 01/01/2047	93	98	5.00%, 12/01/2038	9	10
4.50%, 01/01/2047	249	261	5.00%, 01/01/2039	325	349
4.50%, 01/01/2047	194	203	5.00%, 01/01/2039	25	27
4.50%, 02/01/2047	170	178	5.00%, 02/01/2039	39	41
4.50%, 02/01/2047	349	365	5.00%, 03/01/2039	1	1
4.50%, 03/01/2047	272	285	5.00%, 03/01/2039	14	15
4.50%, 03/01/2047	800	838	5.00%, 04/01/2039	23	25
4.50%, 10/01/2047	337	353	5.00%, 04/01/2039	33	36
4.50%, 11/01/2047	600	628	5.00%, 04/01/2039	11	12
4.50%, 01/01/2048	91	95	5.00%, 06/01/2039	61	65
4.50%, 02/01/2048	460	481	5.00%, 07/01/2039	36	39
4.50%, 05/01/2048	942	986	5.00%, 07/01/2039	141	151
4.50%, 06/01/2048	642	669	5.00%, 07/01/2039	136	146
4.50%, 08/01/2048	954	995	5.00%, 10/01/2039	28	30
4.50%, 08/01/2048	100	104	5.00%, 12/01/2039	65	70
4.50%, 08/01/2048	288	301	5.00%, 12/01/2039	24	26
4.50%, 10/01/2048	700	732	5.00%, 01/01/2040	52	57
4.50%, 11/01/2048	100	105	5.00%, 02/01/2040	78	85
4.50%, 12/01/2048	1,486	1,553	5.00%, 05/01/2040	100	108
4.50%, 01/01/2049	1,569	1,635	5.00%, 05/01/2040	15	16
5.00%, 11/01/2020	30	30	5.00%, 06/01/2040	6	7
5.00%, 02/01/2023	3	3	5.00%, 06/01/2040	37	40
5.00%, 07/01/2023	1	1	5.00%, 06/01/2040	45	49
5.00%, 09/01/2023	30	30	5.00%, 08/01/2040	21	22
5.00%, 12/01/2023	6	6	5.00%, 08/01/2040	15	16
5.00%, 12/01/2023	2	2	5.00%, 08/01/2040	74	80
5.00%, 01/01/2024	10	11	5.00%, 09/01/2040	7	8
5.00%, 01/01/2024	5	5	5.00%, 09/01/2040	58	63
5.00%, 02/01/2024	32	33	5.00%, 11/01/2040	25	27
5.00%, 07/01/2024	5	5	5.00%, 02/01/2041	185	199
5.00%, 12/01/2024	19	20	5.00%, 02/01/2041	295	318
5.00%, 04/01/2029	9	10	5.00%, 04/01/2041	20	22
5.00%, 09/01/2029	116	122	5.00%, 05/01/2041	28	30
5.00%, 03/01/2030	15	16	5.00%, 05/01/2041	26	28
5.00%, 08/01/2030	21	22	5.00%, 05/01/2041	29	31
5.00%, 05/01/2033	11	12	5.00%, 05/01/2041	14	15
5.00%, 05/01/2033	7	8	5.00%, 07/01/2041	5	6
5.00%, 07/01/2033	49	53	5.00%, 07/01/2041	253	273
5.00%, 08/01/2033	3	3	5.00%, 05/01/2042	405	436
5.00%, 09/01/2033	32	34	5.00%, 04/01/2043(h)	675	714
5.00%, 09/01/2033	24	25	5.00%, 09/01/2043	324	349
5.00%, 11/01/2033	31	33	5.00%, 12/01/2043	285	307
5.00%, 02/01/2034	4	4	5.00%, 01/01/2044	87	94
5.00%, 03/01/2034	5	6	5.00%, 01/01/2044	72	77
5.00%, 05/01/2034	47	51	5.00%, 03/01/2044	188	201
5.00%, 02/01/2035	37	39	5.00%, 03/01/2044	284	306
5.00%, 03/01/2035	5	5	5.00%, 05/01/2044	168	180
5.00%, 04/01/2035	5	6	5.00%, 07/01/2044	144	152
5.00%, 06/01/2035	68	73	5.00%, 08/01/2044	81	85
5.00%, 07/01/2035	31	34	5.00%, 11/01/2044	274	295

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 09/01/2047	$376	$398	5.50%, 06/01/2037	$26	$28
5.00%, 04/01/2048	200	211	5.50%, 07/01/2037	2	2
5.00%, 07/01/2048	100	106	5.50%, 07/01/2037	1	1
5.00%, 08/01/2048	69	73	5.50%, 08/01/2037	119	131
5.50%, 08/01/2019	1	1	5.50%, 08/01/2037	123	136
5.50%, 05/01/2021	1	1	5.50%, 08/01/2037	153	168
5.50%, 11/01/2022	2	2	5.50%, 01/01/2038	6	6
5.50%, 11/01/2022	5	5	5.50%, 01/01/2038	5	5
5.50%, 01/01/2023	30	32	5.50%, 02/01/2038	12	13
5.50%, 02/01/2023	4	4	5.50%, 02/01/2038	33	36
5.50%, 03/01/2023	3	3	5.50%, 02/01/2038	12	13
5.50%, 04/01/2023	7	7	5.50%, 03/01/2038	47	50
5.50%, 07/01/2023	5	5	5.50%, 03/01/2038	16	18
5.50%, 08/01/2023	46	49	5.50%, 03/01/2038	7	7
5.50%, 09/01/2023	4	4	5.50%, 03/01/2038	7	7
5.50%, 10/01/2023	57	61	5.50%, 05/01/2038	4	4
5.50%, 11/01/2023	66	71	5.50%, 05/01/2038	12	13
5.50%, 12/01/2023	3	3	5.50%, 05/01/2038	229	248
5.50%, 05/01/2025	2	2	5.50%, 06/01/2038	2	2
5.50%, 02/01/2026	58	62	5.50%, 06/01/2038	88	95
5.50%, 03/01/2027	53	56	5.50%, 06/01/2038	10	11
5.50%, 06/01/2028	5	6	5.50%, 06/01/2038	1	1
5.50%, 09/01/2028	2	2	5.50%, 06/01/2038	117	126
5.50%, 01/01/2029	28	30	5.50%, 07/01/2038	9	10
5.50%, 01/01/2029	4	4	5.50%, 07/01/2038	6	7
5.50%, 12/01/2029	21	22	5.50%, 08/01/2038	128	137
5.50%, 06/01/2033	9	9	5.50%, 11/01/2038	4	4
5.50%, 10/01/2033	157	173	5.50%, 11/01/2038	3	4
5.50%, 04/01/2034	20	22	5.50%, 11/01/2038	51	55
5.50%, 04/01/2034	38	42	5.50%, 11/01/2038	3	4
5.50%, 04/01/2034	28	30	5.50%, 11/01/2038	4	5
5.50%, 05/01/2034	24	27	5.50%, 11/01/2038	122	132
5.50%, 06/01/2034	2	3	5.50%, 12/01/2038	8	9
5.50%, 11/01/2034	21	23	5.50%, 12/01/2038	4	4
5.50%, 01/01/2035	5	6	5.50%, 12/01/2038	9	10
5.50%, 01/01/2035	21	23	5.50%, 01/01/2039	12	12
5.50%, 03/01/2035	9	10	5.50%, 04/01/2039	3	4
5.50%, 04/01/2035	1	1	5.50%, 06/01/2039	125	137
5.50%, 04/01/2035	12	13	5.50%, 07/01/2039	29	32
5.50%, 08/01/2035	3	4	5.50%, 09/01/2039	22	24
5.50%, 09/01/2035	1	1	5.50%, 10/01/2039	7	7
5.50%, 10/01/2035	2	2	5.50%, 12/01/2039	33	37
5.50%, 10/01/2035	5	5	5.50%, 12/01/2039	13	14
5.50%, 11/01/2035	182	201	5.50%, 05/01/2040	69	74
5.50%, 12/01/2035	7	8	5.50%, 06/01/2040	5	5
5.50%, 01/01/2036	2	3	5.50%, 07/01/2040	23	25
5.50%, 02/01/2036	17	18	5.50%, 07/01/2041	97	105
5.50%, 04/01/2036	1	1	5.50%, 09/01/2041	39	42
5.50%, 04/01/2036	25	27	5.50%, 09/01/2041	29	32
5.50%, 05/01/2036	101	111	5.50%, 06/01/2048	103	110
5.50%, 07/01/2036	12	14	6.00%, 12/01/2032	12	13
5.50%, 08/01/2036	37	40	6.00%, 01/01/2033	2	2
5.50%, 09/01/2036	35	38	6.00%, 10/01/2033	4	5
5.50%, 09/01/2036	14	16	6.00%, 12/01/2033	9	10
5.50%, 10/01/2036	29	32	6.00%, 10/01/2034	14	16
5.50%, 11/01/2036	8	9	6.00%, 12/01/2034	5	6
5.50%, 11/01/2036	10	12	6.00%, 01/01/2035	34	37
5.50%, 11/01/2036	4	5	6.00%, 07/01/2035	25	27
5.50%, 12/01/2036	105	115	6.00%, 07/01/2035	51	56
5.50%, 01/01/2037	11	12	6.00%, 10/01/2035	25	28
5.50%, 02/01/2037	23	26	6.00%, 05/01/2036	2	2
5.50%, 03/01/2037	154	169	6.00%, 05/01/2036	2	2
5.50%, 03/01/2037	78	85	6.00%, 06/01/2036	15	17
5.50%, 05/01/2037	70	78	6.00%, 02/01/2037	16	18
5.50%, 05/01/2037	93	102	6.00%, 02/01/2037	2	2
5.50%, 05/01/2037	317	348	6.00%, 03/01/2037	15	16
5.50%, 05/01/2037	10	11	6.00%, 03/01/2037	34	38
5.50%, 05/01/2037	1	1	6.00%, 06/01/2037	7	8

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 07/01/2037	$3	$3	3.00%, 01/20/2027	$16	$16
6.00%, 09/01/2037	18	20	3.00%, 04/15/2027	62	63
6.00%, 10/01/2037	2	2	3.00%, 04/20/2027	106	108
6.00%, 11/01/2037	5	5	3.00%, 09/20/2027	111	112
6.00%, 11/01/2037	4	5	3.00%, 11/20/2027	57	58
6.00%, 12/01/2037	6	7	3.00%, 09/20/2028	71	72
6.00%, 01/01/2038	125	137	3.00%, 10/20/2028	100	102
6.00%, 01/01/2038	8	8	3.00%, 11/20/2028	40	40
6.00%, 01/01/2038	4	4	3.00%, 01/20/2029	30	31
6.00%, 02/01/2038	4	4	3.00%, 05/20/2029	121	123
6.00%, 03/01/2038	40	44	3.00%, 07/20/2030	246	250
6.00%, 03/01/2038	8	9	3.00%, 01/20/2031	154	156
6.00%, 05/01/2038	4	4	3.00%, 07/20/2032	213	215
6.00%, 05/01/2038	5	5	3.00%, 01/20/2033	107	108
6.00%, 08/01/2038	7	8	3.00%, 04/15/2042	18	18
6.00%, 09/01/2038	28	31	3.00%, 08/20/2042	10	10
6.00%, 10/01/2038	16	18	3.00%, 09/20/2042	1,452	1,461
6.00%, 11/01/2038	22	24	3.00%, 10/15/2042	253	254
6.00%, 12/01/2038	4	4	3.00%, 12/20/2042	409	412
6.00%, 10/01/2039	9	10	3.00%, 01/20/2043	582	585
6.00%, 10/01/2039	9	10	3.00%, 03/20/2043	783	788
6.00%, 04/01/2040	20	22	3.00%, 03/20/2043	253	254
6.00%, 09/01/2040	6	7	3.00%, 04/01/2043	6,175	6,202
6.00%, 10/01/2040	10	11	3.00%, 04/15/2043	45	45
6.00%, 10/01/2040	23	25	3.00%, 04/20/2043	1,023	1,030
6.00%, 05/01/2041	207	228	3.00%, 05/15/2043	17	17
6.50%, 03/01/2032	1	1	3.00%, 05/15/2043	36	36
6.50%, 07/01/2032	4	5	3.00%, 05/15/2043	12	12
6.50%, 11/01/2033	6	7	3.00%, 06/15/2043	366	369
6.50%, 08/01/2034	13	15	3.00%, 06/20/2043	225	226
6.50%, 09/01/2034	10	12	3.00%, 07/15/2043	114	115
6.50%, 10/01/2034	4	4	3.00%, 08/15/2043	238	240
6.50%, 07/01/2037	6	7	3.00%, 08/15/2043	227	229
6.50%, 07/01/2037	4	4	3.00%, 08/20/2043	106	107
6.50%, 08/01/2037	3	3	3.00%, 09/20/2043	397	399
6.50%, 10/01/2037	29	32	3.00%, 10/20/2043	199	201
6.50%, 01/01/2038	4	4	3.00%, 11/20/2043	148	149
6.50%, 01/01/2038	116	134	3.00%, 03/20/2044	297	299
6.50%, 02/01/2038	6	6	3.00%, 05/15/2044	31	31
6.50%, 02/01/2038	7	8	3.00%, 08/20/2044	1,184	1,191
6.50%, 03/01/2038	23	25	3.00%, 11/15/2044	271	272
6.50%, 03/01/2038	2	2	3.00%, 11/20/2044	465	468
6.50%, 05/01/2038	6	7	3.00%, 12/20/2044	557	562
6.50%, 05/01/2038	72	82	3.00%, 02/15/2045	307	310
6.50%, 09/01/2038	3	4	3.00%, 03/15/2045	68	69
6.50%, 10/01/2039	6	7	3.00%, 04/20/2045	54	54
7.00%, 12/01/2037	9	11	3.00%, 05/20/2045	493	496
7.00%, 12/01/2037	5	5	3.00%, 07/15/2045	230	231
7.50%, 05/01/2031	8	9	3.00%, 07/20/2045	1,558	1,568
		287,944	3.00%, 08/15/2045	246	247
Government National Mortgage Association (GNMA) - 8.23%			3.00%, 08/20/2045	1,060	1,067
2.50%, 08/20/2027	61	61	3.00%, 10/20/2045	1,005	1,011
2.50%, 09/20/2027	128	128	3.00%, 11/20/2045	575	578
2.50%, 01/20/2028	155	155	3.00%, 12/20/2045	831	837
2.50%, 03/20/2028	116	116	3.00%, 01/20/2046	211	213
2.50%, 04/20/2028	118	118	3.00%, 02/20/2046	269	271
2.50%, 07/20/2028	115	115	3.00%, 03/20/2046	1,406	1,415
2.50%, 11/20/2030	56	56	3.00%, 04/20/2046	979	985
2.50%, 03/20/2031	141	141	3.00%, 05/20/2046	858	863
2.50%, 04/20/2032	77	77	3.00%, 06/20/2046	355	357
2.50%, 05/20/2032	177	177	3.00%, 07/20/2046	1,291	1,299
2.50%, 03/15/2043	86	84	3.00%, 08/20/2046	2,663	2,680
2.50%, 07/20/2043	211	209	3.00%, 09/20/2046	1,527	1,538
2.50%, 06/20/2045	135	132	3.00%, 10/20/2046	1,002	1,008
2.50%, 10/15/2046	91	89	3.00%, 11/15/2046	39	40
2.50%, 11/20/2046	67	66	3.00%, 11/20/2046	1,514	1,523
2.50%, 12/20/2046	335	328	3.00%, 11/20/2046	408	410
2.50%, 01/20/2047	529	518	3.00%, 12/20/2046	1,186	1,194

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.00%, 01/20/2047	$1,200	$1,208	3.50%, 08/20/2045	$420	$430
3.00%, 07/20/2047	62	63	3.50%, 09/20/2045	226	232
3.00%, 10/20/2047	1,437	1,444	3.50%, 10/20/2045	1,706	1,746
3.00%, 11/20/2047	690	693	3.50%, 11/20/2045	1,369	1,403
3.00%, 12/20/2047	2,187	2,197	3.50%, 12/20/2045	855	875
3.00%, 01/20/2048	953	958	3.50%, 01/20/2046	1,670	1,710
3.00%, 02/20/2048	1,024	1,028	3.50%, 02/20/2046	122	125
3.00%, 03/20/2048	953	957	3.50%, 03/20/2046	1,476	1,510
3.50%, 12/15/2025	7	7	3.50%, 04/20/2046	904	925
3.50%, 02/15/2026	26	27	3.50%, 05/20/2046	1,254	1,283
3.50%, 05/15/2026	12	12	3.50%, 06/20/2046	1,638	1,677
3.50%, 03/20/2027	26	26	3.50%, 07/15/2046	119	121
3.50%, 04/20/2027	43	44	3.50%, 07/20/2046	672	688
3.50%, 09/20/2028	163	167	3.50%, 08/20/2046	1,038	1,063
3.50%, 01/20/2041	45	47	3.50%, 09/20/2046	1,181	1,209
3.50%, 11/15/2041	32	33	3.50%, 10/20/2046	1,399	1,432
3.50%, 11/20/2041	14	14	3.50%, 11/20/2046	1,075	1,101
3.50%, 01/15/2042	41	42	3.50%, 12/20/2046	1,108	1,134
3.50%, 01/20/2042	66	68	3.50%, 01/20/2047	1,230	1,259
3.50%, 02/15/2042	65	67	3.50%, 02/20/2047	767	785
3.50%, 02/15/2042	267	274	3.50%, 03/20/2047	1,090	1,116
3.50%, 02/20/2042	62	64	3.50%, 04/20/2047	279	286
3.50%, 03/15/2042	55	56	3.50%, 05/20/2047	810	829
3.50%, 03/15/2042	55	56	3.50%, 06/20/2047	1,257	1,286
3.50%, 03/20/2042	71	73	3.50%, 07/20/2047	1,295	1,324
3.50%, 04/15/2042	143	147	3.50%, 08/20/2047	878	898
3.50%, 04/15/2042	334	343	3.50%, 09/20/2047	279	285
3.50%, 04/20/2042	1,035	1,061	3.50%, 10/15/2047	93	96
3.50%, 05/15/2042	88	91	3.50%, 10/20/2047	210	215
3.50%, 05/15/2042	6	6	3.50%, 11/20/2047	1,185	1,211
3.50%, 05/20/2042	1,082	1,109	3.50%, 12/20/2047	1,370	1,400
3.50%, 06/20/2042	303	311	3.50%, 01/20/2048	2,039	2,084
3.50%, 07/20/2042	1,200	1,231	3.50%, 02/20/2048	306	312
3.50%, 08/15/2042	65	67	3.50%, 07/20/2048	622	636
3.50%, 08/20/2042	232	238	4.00%, 07/15/2024	39	40
3.50%, 10/20/2042	707	725	4.00%, 08/15/2024	10	10
3.50%, 01/15/2043	222	227	4.00%, 12/15/2024	8	8
3.50%, 01/15/2043	420	432	4.00%, 11/15/2025	8	8
3.50%, 01/20/2043	359	368	4.00%, 05/15/2026	10	10
3.50%, 02/20/2043	1,088	1,120	4.00%, 06/15/2039	7	7
3.50%, 03/20/2043	1,049	1,079	4.00%, 07/20/2040	26	27
3.50%, 03/20/2043	452	463	4.00%, 08/15/2040	25	26
3.50%, 04/01/2043	15,275	15,605	4.00%, 08/15/2040	102	106
3.50%, 04/15/2043	57	59	4.00%, 09/15/2040	21	22
3.50%, 04/15/2043	125	128	4.00%, 09/15/2040	45	46
3.50%, 04/20/2043	1,031	1,057	4.00%, 09/15/2040	5	5
3.50%, 04/20/2043	736	754	4.00%, 10/15/2040	36	38
3.50%, 05/01/2043	1,300	1,328	4.00%, 11/15/2040	5	5
3.50%, 06/15/2043	46	47	4.00%, 11/15/2040	28	29
3.50%, 06/15/2043	47	48	4.00%, 11/20/2040	21	22
3.50%, 07/20/2043	1,224	1,254	4.00%, 12/20/2040	44	46
3.50%, 08/15/2043	123	126	4.00%, 01/15/2041	24	25
3.50%, 08/20/2043	1,011	1,037	4.00%, 01/15/2041	39	41
3.50%, 09/20/2043	656	672	4.00%, 01/15/2041	62	65
3.50%, 01/20/2044	9	9	4.00%, 01/20/2041	69	72
3.50%, 02/20/2044	77	79	4.00%, 05/15/2041	19	20
3.50%, 04/20/2044	323	331	4.00%, 05/15/2041	40	42
3.50%, 07/20/2044	878	900	4.00%, 07/20/2041	23	24
3.50%, 08/20/2044	918	940	4.00%, 08/15/2041	104	108
3.50%, 09/15/2044	24	24	4.00%, 08/15/2041	17	17
3.50%, 09/20/2044	341	349	4.00%, 08/15/2041	37	38
3.50%, 10/20/2044	368	377	4.00%, 09/15/2041	25	26
3.50%, 11/20/2044	404	413	4.00%, 09/15/2041	80	83
3.50%, 12/20/2044	454	465	4.00%, 09/15/2041	57	60
3.50%, 02/20/2045	455	465	4.00%, 09/15/2041	34	35
3.50%, 05/20/2045	638	653	4.00%, 09/20/2041	114	119
3.50%, 06/20/2045	128	131	4.00%, 10/15/2041	35	36
3.50%, 07/20/2045	922	944	4.00%, 10/15/2041	23	24

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 11/15/2041	$128	$133	4.50%, 11/20/2033	$5	$5
4.00%, 11/20/2041	42	43	4.50%, 02/15/2039	133	140
4.00%, 12/15/2041	8	9	4.50%, 03/15/2039	28	30
4.00%, 12/15/2041	35	36	4.50%, 03/15/2039	20	21
4.00%, 12/20/2041	40	42	4.50%, 03/15/2039	60	63
4.00%, 01/15/2042	63	66	4.50%, 03/15/2039	15	16
4.00%, 01/15/2042	16	17	4.50%, 03/20/2039	30	32
4.00%, 01/20/2042	218	227	4.50%, 04/15/2039	43	45
4.00%, 02/20/2042	172	179	4.50%, 04/15/2039	45	47
4.00%, 03/15/2042	133	138	4.50%, 04/15/2039	22	23
4.00%, 03/15/2042	47	49	4.50%, 05/15/2039	6	6
4.00%, 03/20/2042	208	217	4.50%, 05/15/2039	147	155
4.00%, 04/20/2042	180	187	4.50%, 05/15/2039	7	7
4.00%, 05/15/2042	370	383	4.50%, 05/15/2039	52	55
4.00%, 05/20/2042	17	18	4.50%, 05/15/2039	55	58
4.00%, 07/20/2042	419	437	4.50%, 06/15/2039	53	56
4.00%, 05/01/2043	550	568	4.50%, 07/15/2039	11	12
4.00%, 06/20/2043	57	59	4.50%, 08/15/2039	59	62
4.00%, 08/15/2043	12	13	4.50%, 11/15/2039	10	11
4.00%, 09/15/2043	271	280	4.50%, 11/15/2039	266	281
4.00%, 09/20/2043	74	77	4.50%, 12/15/2039	53	56
4.00%, 10/20/2043	114	118	4.50%, 01/15/2040	63	66
4.00%, 11/20/2043	261	271	4.50%, 02/15/2040	12	13
4.00%, 02/20/2044	620	644	4.50%, 02/15/2040	26	27
4.00%, 03/15/2044	246	255	4.50%, 02/15/2040	10	11
4.00%, 04/20/2044	302	314	4.50%, 02/15/2040	6	6
4.00%, 05/20/2044	405	422	4.50%, 02/15/2040	6	7
4.00%, 06/20/2044	301	313	4.50%, 02/15/2040	8	9
4.00%, 07/20/2044	1,206	1,255	4.50%, 04/15/2040	409	430
4.00%, 08/20/2044	847	877	4.50%, 05/15/2040	16	17
4.00%, 09/20/2044	757	788	4.50%, 06/15/2040	12	13
4.00%, 10/20/2044	1,008	1,044	4.50%, 06/15/2040	18	19
4.00%, 11/20/2044	461	479	4.50%, 07/15/2040	15	16
4.00%, 12/20/2044	801	833	4.50%, 07/15/2040	17	18
4.00%, 01/15/2045	61	63	4.50%, 08/15/2040	21	23
4.00%, 01/20/2045	668	695	4.50%, 08/15/2040	85	90
4.00%, 03/15/2045	51	53	4.50%, 08/15/2040	26	27
4.00%, 04/15/2045	39	41	4.50%, 08/15/2040	37	39
4.00%, 04/20/2045	435	452	4.50%, 08/15/2040	31	33
4.00%, 05/15/2045	263	272	4.50%, 09/15/2040	31	33
4.00%, 07/15/2045	52	54	4.50%, 09/15/2040	30	31
4.00%, 07/20/2045	181	188	4.50%, 10/15/2040	36	38
4.00%, 08/15/2045	41	43	4.50%, 12/15/2040	15	16
4.00%, 08/20/2045	510	530	4.50%, 01/20/2041	32	34
4.00%, 09/20/2045	738	766	4.50%, 01/20/2041	48	50
4.00%, 10/20/2045	384	398	4.50%, 02/20/2041	46	48
4.00%, 11/20/2045	136	142	4.50%, 02/20/2041	36	38
4.00%, 12/15/2045	173	178	4.50%, 03/15/2041	76	80
4.00%, 12/20/2045	336	350	4.50%, 03/15/2041	14	15
4.00%, 01/20/2046	217	224	4.50%, 03/20/2041	20	21
4.00%, 02/20/2046	314	326	4.50%, 03/20/2041	36	38
4.00%, 04/20/2046	529	547	4.50%, 04/15/2041	32	34
4.00%, 05/20/2046	268	278	4.50%, 04/15/2041	14	15
4.00%, 07/20/2046	572	593	4.50%, 04/20/2041	36	38
4.00%, 01/20/2047	1,210	1,249	4.50%, 05/15/2041	27	28
4.00%, 02/20/2047	1,052	1,087	4.50%, 05/15/2041	18	19
4.00%, 03/20/2047	1,044	1,080	4.50%, 06/15/2041	86	90
4.00%, 05/20/2047	1,429	1,476	4.50%, 06/20/2041	121	127
4.00%, 06/20/2047	1,417	1,463	4.50%, 07/15/2041	52	55
4.00%, 07/20/2047	2,070	2,139	4.50%, 07/15/2041	14	15
4.00%, 08/20/2047	165	170	4.50%, 07/15/2041	171	178
4.00%, 10/20/2047	812	838	4.50%, 07/20/2041	235	248
4.00%, 04/01/2048	11,150	11,512	4.50%, 07/20/2041	9	10
4.00%, 06/20/2048	392	405	4.50%, 08/15/2041	89	93
4.00%, 08/20/2048	996	1,029	4.50%, 08/20/2041	89	93
4.00%, 09/20/2048	373	385	4.50%, 09/20/2041	22	23
4.00%, 10/20/2048	2,212	2,285	4.50%, 11/20/2041	328	345
4.50%, 04/20/2026	7	7	4.50%, 12/20/2041	24	26

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 01/20/2042	$166	$175	5.00%, 09/15/2039	$29	$31
4.50%, 02/20/2042	85	90	5.00%, 09/15/2039	20	22
4.50%, 03/20/2042	22	23	5.00%, 11/15/2039	38	41
4.50%, 04/20/2042	38	40	5.00%, 12/15/2039	40	43
4.50%, 05/20/2042	45	47	5.00%, 02/15/2040	42	45
4.50%, 05/01/2043	425	441	5.00%, 02/15/2040	40	43
4.50%, 05/20/2043	184	194	5.00%, 02/15/2040	26	28
4.50%, 06/20/2043	178	187	5.00%, 04/15/2040	23	24
4.50%, 08/20/2043	28	30	5.00%, 05/15/2040	12	13
4.50%, 09/20/2043	89	93	5.00%, 05/15/2040	25	26
4.50%, 10/20/2043	166	175	5.00%, 05/20/2040	7	8
4.50%, 11/20/2043	536	564	5.00%, 06/15/2040	35	37
4.50%, 03/20/2044	724	762	5.00%, 06/15/2040	23	24
4.50%, 04/20/2044	33	34	5.00%, 06/15/2040	49	52
4.50%, 05/20/2044	528	555	5.00%, 06/15/2040	3	4
4.50%, 07/20/2044	272	286	5.00%, 06/20/2040	34	36
4.50%, 09/20/2044	17	18	5.00%, 07/15/2040	18	19
4.50%, 10/20/2044	38	40	5.00%, 07/20/2040	33	35
4.50%, 11/20/2044	72	76	5.00%, 01/20/2041	19	20
4.50%, 12/20/2044	116	122	5.00%, 02/20/2041	43	46
4.50%, 02/20/2045	310	326	5.00%, 04/15/2041	255	270
4.50%, 03/20/2045	138	146	5.00%, 05/20/2041	37	39
4.50%, 04/20/2045	170	178	5.00%, 06/20/2041	10	11
4.50%, 06/20/2045	49	51	5.00%, 07/20/2041	15	16
4.50%, 10/20/2045	93	97	5.00%, 08/20/2041	103	110
4.50%, 12/20/2045	78	82	5.00%, 10/20/2041	14	14
4.50%, 06/20/2046	187	197	5.00%, 11/20/2041	41	44
4.50%, 09/15/2046	58	61	5.00%, 12/20/2041	31	33
4.50%, 12/20/2046	524	553	5.00%, 02/20/2042	146	157
4.50%, 02/20/2047	389	408	5.00%, 03/20/2042	32	34
4.50%, 04/20/2047	314	327	5.00%, 04/20/2042	98	105
4.50%, 06/15/2047	274	288	5.00%, 12/20/2042	268	287
4.50%, 06/15/2047	47	50	5.00%, 01/20/2043	50	54
4.50%, 08/20/2047	722	750	5.00%, 05/01/2043	300	313
4.50%, 10/20/2047	368	383	5.00%, 05/20/2043	55	59
4.50%, 04/01/2048	7,100	7,374	5.00%, 07/20/2043	149	159
4.50%, 05/20/2048	277	288	5.00%, 11/20/2043	165	177
4.50%, 08/20/2048	1,575	1,636	5.00%, 01/20/2044	111	118
4.50%, 10/20/2048	993	1,032	5.00%, 02/20/2044	155	165
4.50%, 11/20/2048	1,594	1,658	5.00%, 03/20/2044	104	111
5.00%, 08/15/2033	37	40	5.00%, 05/20/2044	45	48
5.00%, 02/15/2034	44	47	5.00%, 07/20/2044	84	89
5.00%, 07/15/2035	113	121	5.00%, 08/20/2044	38	41
5.00%, 08/15/2035	26	28	5.00%, 12/20/2044	66	70
5.00%, 04/20/2037	2	3	5.00%, 10/20/2045	80	86
5.00%, 04/20/2038	209	224	5.00%, 12/20/2045	141	151
5.00%, 05/15/2038	49	53	5.00%, 04/20/2046	231	247
5.00%, 06/20/2038	21	23	5.00%, 03/20/2048	296	310
5.00%, 08/15/2038	68	73	5.00%, 04/01/2048	3,550	3,709
5.00%, 10/15/2038	13	14	5.50%, 01/15/2024	4	4
5.00%, 01/15/2039	58	62	5.50%, 11/15/2033	27	29
5.00%, 01/15/2039	80	86	5.50%, 03/15/2034	7	7
5.00%, 02/15/2039	70	75	5.50%, 04/15/2034	7	8
5.00%, 02/15/2039	67	72	5.50%, 07/15/2034	5	6
5.00%, 03/15/2039	105	112	5.50%, 11/15/2034	20	22
5.00%, 04/15/2039	105	113	5.50%, 02/15/2035	14	15
5.00%, 05/15/2039	8	9	5.50%, 03/15/2036	5	6
5.00%, 06/15/2039	23	25	5.50%, 04/15/2036	5	6
5.00%, 06/15/2039	42	45	5.50%, 12/15/2036	8	9
5.00%, 06/20/2039	26	28	5.50%, 04/15/2037	24	26
5.00%, 07/15/2039	45	48	5.50%, 05/15/2038	9	10
5.00%, 07/15/2039	16	17	5.50%, 06/15/2038	16	17
5.00%, 07/15/2039	18	19	5.50%, 08/15/2038	29	31
5.00%, 07/15/2039	20	21	5.50%, 08/15/2038	80	87
5.00%, 08/15/2039	28	30	5.50%, 09/15/2038	12	13
5.00%, 09/15/2039	25	27	5.50%, 10/20/2038	25	27
5.00%, 09/15/2039	24	26	5.50%, 11/15/2038	8	9
5.00%, 09/15/2039	9	9	5.50%, 12/20/2038	10	11

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
5.50%, 01/15/2039	$4	$5	1.38%, 09/30/2023	$2,220	$2,138
5.50%, 01/15/2039	3	3	1.50%, 05/15/2020	3,835	3,797
5.50%, 01/15/2039	14	15	1.50%, 05/31/2020	4,230	4,186
5.50%, 01/15/2039	39	42	1.50%, 06/15/2020	5,815	5,753
5.50%, 02/15/2039	7	7	1.50%, 07/15/2020	5,840	5,775
5.50%, 02/20/2039	59	64	1.50%, 08/15/2020	4,795	4,737
5.50%, 05/15/2039	3	3	1.50%, 01/31/2022	3,104	3,041
5.50%, 12/15/2039	14	15	1.50%, 02/28/2023	2,995	2,913
5.50%, 01/15/2040	116	127	1.50%, 03/31/2023	3,340	3,246
5.50%, 03/15/2040	51	56	1.50%, 08/15/2026	10,725	10,116
5.50%, 04/15/2040	175	189	1.63%, 06/30/2020	4,050	4,011
5.50%, 06/20/2040	71	76	1.63%, 07/31/2020	4,500	4,455
5.50%, 07/20/2040	19	21	1.63%, 10/15/2020	2,253	2,228
5.50%, 11/15/2040	18	20	1.63%, 11/30/2020	4,280	4,230
5.50%, 12/20/2040	14	16	1.63%, 08/15/2022	1,990	1,951
5.50%, 01/20/2041	218	238	1.63%, 08/31/2022	3,960	3,880
5.50%, 04/20/2041	38	42	1.63%, 11/15/2022	2,790	2,731
5.50%, 10/20/2041	35	38	1.63%, 04/30/2023	3,000	2,928
5.50%, 11/20/2041	37	40	1.63%, 05/31/2023	3,540	3,453
5.50%, 10/20/2042	101	110	1.63%, 10/31/2023	3,035	2,954
5.50%, 11/20/2042	88	97	1.63%, 02/15/2026	3,187	3,045
5.50%, 06/20/2043	90	97	1.63%, 05/15/2026	8,795	8,389
5.50%, 09/20/2043	123	134	1.75%, 10/31/2020	2,250	2,229
5.50%, 01/20/2047	56	61	1.75%, 11/15/2020	1,000	991
6.00%, 07/15/2032	1	1	1.75%, 12/31/2020	2,475	2,451
6.00%, 12/15/2032	1	1	1.75%, 11/30/2021	1,000	987
6.00%, 10/15/2034	19	21	1.75%, 02/28/2022	3,680	3,629
6.00%, 04/15/2035	14	15	1.75%, 03/31/2022	4,435	4,372
6.00%, 04/15/2036	7	8	1.75%, 04/30/2022	3,335	3,286
6.00%, 06/15/2036	13	14	1.75%, 05/15/2022	3,430	3,380
6.00%, 04/15/2037	26	29	1.75%, 05/31/2022	5,280	5,202
6.00%, 05/15/2037	21	23	1.75%, 06/30/2022	3,860	3,802
6.00%, 10/20/2037	33	37	1.75%, 09/30/2022	1,640	1,613
6.00%, 11/20/2037	13	14	1.75%, 01/31/2023	3,100	3,045
6.00%, 01/15/2038	12	13	1.75%, 05/15/2023	2,517	2,468
6.00%, 08/15/2038	9	10	1.88%, 06/30/2020	3,290	3,269
6.00%, 01/15/2039	71	78	1.88%, 12/15/2020	2,905	2,883
6.00%, 09/15/2039	19	20	1.88%, 11/30/2021	3,107	3,077
6.00%, 09/15/2039	44	47	1.88%, 01/31/2022	3,580	3,544
6.00%, 11/15/2039	55	61	1.88%, 02/28/2022	3,000	2,969
6.00%, 01/20/2042	31	35	1.88%, 03/31/2022	6,700	6,632
6.50%, 10/20/2028	1	1	1.88%, 04/30/2022	3,640	3,601
6.50%, 05/20/2032	4	5	1.88%, 05/31/2022	4,785	4,732
6.50%, 05/15/2037	28	31	1.88%, 07/31/2022	3,640	3,598
6.50%, 08/20/2038	11	12	1.88%, 08/31/2022	3,810	3,765
7.00%, 03/15/2029	2	2	1.88%, 09/30/2022	4,005	3,957
7.00%, 07/15/2031	1	1	1.88%, 10/31/2022	4,000	3,950
		198,366	1.88%, 08/31/2024	3,265	3,200
U.S. Treasury - 38.68%			2.00%, 07/31/2020	2,464	2,452
1.13%, 04/30/2020	2,942	2,902	2.00%, 09/30/2020	3,000	2,984
1.13%, 02/28/2021	4,685	4,582	2.00%, 11/30/2020	500	497
1.13%, 06/30/2021	7,500	7,317	2.00%, 01/15/2021	1,990	1,979
1.13%, 07/31/2021	3,250	3,166	2.00%, 02/28/2021	3,720	3,699
1.13%, 08/31/2021	4,050	3,942	2.00%, 05/31/2021	3,800	3,778
1.13%, 09/30/2021	3,830	3,727	2.00%, 08/31/2021	995	989
1.25%, 03/31/2021	1,740	1,706	2.00%, 10/31/2021	3,120	3,100
1.25%, 10/31/2021	3,270	3,188	2.00%, 11/15/2021	4,985	4,954
1.25%, 07/31/2023	3,000	2,878	2.00%, 12/31/2021	2,890	2,872
1.38%, 05/31/2020	2,250	2,224	2.00%, 02/15/2022	1,545	1,535
1.38%, 08/31/2020	4,485	4,422	2.00%, 07/31/2022	3,331	3,306
1.38%, 09/15/2020	2,180	2,150	2.00%, 10/31/2022	4,050	4,018
1.38%, 09/30/2020	3,400	3,351	2.00%, 11/30/2022	6,410	6,357
1.38%, 10/31/2020	2,285	2,250	2.00%, 02/15/2023	8,897	8,819
1.38%, 01/31/2021	5,650	5,555	2.00%, 04/30/2024	4,035	3,986
1.38%, 04/30/2021	2,510	2,464	2.00%, 05/31/2024	6,225	6,148
1.38%, 05/31/2021	4,265	4,184	2.00%, 06/30/2024	5,295	5,225
1.38%, 06/30/2023	4,050	3,908	2.00%, 02/15/2025	5,570	5,479
1.38%, 08/31/2023	3,000	2,891	2.00%, 08/15/2025	4,000	3,926

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.00%, 11/15/2026	$8,630	$8,420	2.63%, 02/15/2029	$6,290	$6,405
2.13%, 08/31/2020	3,300	3,289	2.75%, 09/30/2020	4,530	4,556
2.13%, 01/31/2021	2,105	2,098	2.75%, 11/30/2020	4,425	4,455
2.13%, 06/30/2021	6,510	6,489	2.75%, 08/15/2021	3,645	3,685
2.13%, 08/15/2021	3,140	3,129	2.75%, 09/15/2021	4,285	4,335
2.13%, 09/30/2021	2,555	2,547	2.75%, 04/30/2023	4,205	4,288
2.13%, 12/31/2021	3,105	3,095	2.75%, 05/31/2023	5,000	5,101
2.13%, 06/30/2022	4,365	4,350	2.75%, 07/31/2023	2,700	2,756
2.13%, 12/31/2022	9,760	9,720	2.75%, 08/31/2023	4,495	4,591
2.13%, 11/30/2023	3,080	3,063	2.75%, 11/15/2023	5,656	5,779
2.13%, 02/29/2024	2,260	2,247	2.75%, 02/15/2024	5,336	5,458
2.13%, 03/31/2024	5,250	5,221	2.75%, 02/28/2025	3,535	3,624
2.13%, 07/31/2024	3,310	3,286	2.75%, 06/30/2025	4,570	4,688
2.13%, 09/30/2024	3,770	3,741	2.75%, 02/15/2028	7,605	7,822
2.13%, 11/30/2024	4,460	4,423	2.75%, 08/15/2042	1,591	1,584
2.13%, 05/15/2025	8,950	8,857	2.75%, 11/15/2042	2,610	2,597
2.25%, 03/31/2021	340	340	2.75%, 08/15/2047	4,280	4,219
2.25%, 04/30/2021	3,537	3,535	2.75%, 11/15/2047	5,265	5,189
2.25%, 07/31/2021	5,370	5,367	2.88%, 10/31/2020	4,340	4,375
2.25%, 12/31/2023	3,655	3,655	2.88%, 10/15/2021	4,110	4,172
2.25%, 01/31/2024	5,850	5,850	2.88%, 11/15/2021	4,195	4,260
2.25%, 10/31/2024	3,336	3,331	2.88%, 09/30/2023	4,750	4,878
2.25%, 11/15/2024	6,663	6,650	2.88%, 10/31/2023	4,450	4,572
2.25%, 12/31/2024	3,000	2,994	2.88%, 11/30/2023	4,535	4,663
2.25%, 11/15/2025	7,510	7,476	2.88%, 04/30/2025	2,475	2,556
2.25%, 03/31/2026(i)	3,565	3,549	2.88%, 05/31/2025	4,120	4,254
2.25%, 02/15/2027	10,660	10,578	2.88%, 07/31/2025	2,000	2,067
2.25%, 08/15/2027	7,535	7,463	2.88%, 11/30/2025	3,435	3,553
2.25%, 11/15/2027	6,990	6,916	2.88%, 05/15/2028	7,570	7,863
2.25%, 08/15/2046	4,870	4,343	2.88%, 08/15/2028	10,165	10,561
2.38%, 04/30/2020	3,845	3,844	2.88%, 05/15/2043	5,703	5,791
2.38%, 12/31/2020	2,309	2,311	2.88%, 08/15/2045	3,755	3,805
2.38%, 03/15/2021	3,000	3,005	2.88%, 11/15/2046	4,690	4,748
2.38%, 04/15/2021	3,600	3,606	3.00%, 09/30/2025	820	854
2.38%, 03/15/2022	4,230	4,249	3.00%, 10/31/2025	4,500	4,687
2.38%, 01/31/2023	4,235	4,256	3.00%, 05/15/2042	1,500	1,561
2.38%, 02/29/2024	4,635	4,665	3.00%, 11/15/2044	3,745	3,883
2.38%, 08/15/2024	9,395	9,442	3.00%, 05/15/2045	4,260	4,420
2.38%, 05/15/2027	7,445	7,453	3.00%, 11/15/2045	4,735	4,914
2.50%, 05/31/2020	5,520	5,527	3.00%, 02/15/2047	4,540	4,711
2.50%, 06/30/2020	4,120	4,125	3.00%, 05/15/2047	2,900	3,005
2.50%, 12/31/2020	4,255	4,268	3.00%, 02/15/2048	4,050	4,190
2.50%, 01/31/2021	4,420	4,435	3.00%, 08/15/2048	5,755	5,957
2.50%, 02/28/2021	4,520	4,537	3.00%, 02/15/2049	2,875	2,979
2.50%, 01/15/2022	4,200	4,228	3.13%, 05/15/2021	2,420	2,461
2.50%, 02/15/2022	4,295	4,327	3.13%, 11/15/2028	3,000	3,182
2.50%, 03/31/2023	4,190	4,232	3.13%, 11/15/2041	5,000	5,319
2.50%, 08/15/2023	5,482	5,541	3.13%, 02/15/2042	148	158
2.50%, 01/31/2024	4,530	4,583	3.13%, 02/15/2043	4,020	4,259
2.50%, 05/15/2024	4,641	4,694	3.13%, 08/15/2044	4,810	5,098
2.50%, 01/31/2025	3,485	3,525	3.13%, 05/15/2048	4,020	4,263
2.50%, 02/28/2026	2,725	2,756	3.38%, 05/15/2044	5,540	6,124
2.50%, 02/15/2045	5,395	5,090	3.38%, 11/15/2048	7,155	7,963
2.50%, 02/15/2046	4,075	3,833	3.50%, 05/15/2020	3,097	3,134
2.50%, 05/15/2046	4,425	4,159	3.50%, 02/15/2039	3,230	3,660
2.63%, 07/31/2020	5,000	5,016	3.63%, 02/15/2021	4,415	4,521
2.63%, 08/15/2020	3,660	3,672	3.63%, 08/15/2043	3,570	4,102
2.63%, 08/31/2020	4,375	4,389	3.63%, 02/15/2044	5,760	6,626
2.63%, 11/15/2020	6,000	6,026	3.75%, 11/15/2043	2,400	2,814
2.63%, 05/15/2021	3,320	3,343	3.88%, 08/15/2040	2,799	3,333
2.63%, 06/15/2021	3,875	3,905	4.25%, 05/15/2039	2,250	2,813
2.63%, 07/15/2021	4,320	4,354	4.25%, 11/15/2040	2,060	2,580
2.63%, 12/15/2021	4,045	4,085	4.38%, 02/15/2038	1,700	2,151
2.63%, 02/28/2023	4,265	4,327	4.38%, 05/15/2040	2,159	2,746
2.63%, 06/30/2023	4,360	4,428	4.38%, 05/15/2041	1,890	2,410
2.63%, 12/31/2023	4,360	4,434	4.50%, 05/15/2038	1,790	2,302
2.63%, 03/31/2025	1,805	1,838	4.50%, 08/15/2039	785	1,014
2.63%, 01/31/2026	1,330	1,356	4.63%, 02/15/2040	990	1,300

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(f)	Certain variable rate securities are not based on a published reference rate
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	and spread but are determined by the issuer or agent and are based on current
U.S. Treasury (continued)			market conditions. These securities do not indicate a reference rate and
4.75%, 02/15/2041	$2,628	$3,515	spread in their description. Rate shown is the rate in effect as of period end.
5.25%, 11/15/2028	2,415	2,998	(g)	Credit support indicates investments that benefit from credit enhancement or
5.25%, 02/15/2029	2,000	2,494	liquidity support provided by a third party bank, institution, or government
5.38%, 02/15/2031	3,216	4,180	agency.
6.13%, 11/15/2027	1,225	1,580	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.13%, 08/15/2029	1,000	1,338	Notes to Financial Statements for additional information.
6.25%, 05/15/2030	1,520	2,081	(i) Security purchased on a when-issued basis.
6.38%, 08/15/2027	1,830	2,382
6.63%, 02/15/2027	1,000	1,305	Portfolio Summary (unaudited)
6.88%, 08/15/2025	1,000	1,269	Sector	Percent
8.00%, 11/15/2021	510	584	Government	42.72%
		931,855	Mortgage Securities	29.83%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial	8.43%
OBLIGATIONS		1,600,603	Investment Companies	5.39%
Total Investments		$2,526,569	Consumer, Non-cyclical	4.54%
Other Assets and Liabilities - (4.86)%		(117,050)	Energy	2.60%
TOTAL NET ASSETS - 100.00%		$2,409,519	Communications	2.56%
			Industrial	1.96%
(a) Current yield shown is as of period end.			Utilities	1.70%
(b)	Affiliated Security. Security is either an affiliate (and registered under the		Technology	1.69%
Investment Company Act of 1940) or an affiliate as defined by the Investment			Consumer, Cyclical	1.46%
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Basic Materials	0.62%
shares of the security). Please see affiliated sub-schedule for transactional			Asset Backed Securities	0.58%
information.			Revenue Bonds	0.43%
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or		General Obligation Unlimited	0.28%
a fixed rate which may convert to a variable or floating rate in the future.			Insured	0.06%
(d) Non-income producing security			General Obligation Limited	0.01%
(e)	Security exempt from registration under Rule 144A of the Securities Act of		Investments Sold Short	(0.10)%
1933. These securities may be resold in transactions exempt from registration,			Other Assets and Liabilities	(4.76)%
normally to qualified institutional buyers. At the end of the period, the value of			TOTAL NET ASSETS	100.00%
these securities totaled $15,652 or 0.65% of net assets.

Affiliated Securities	December 31, 2018			Purchases	Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%			$120,512	$226,724	$218,063	$129,173
			$120,512	$226,724	$218,063	$129,173

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$744	$	— $		—	$—
	$744	$	— $		—	$—
Amounts in thousands

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.10)%	Amount (000's)		Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - (0.05)%
2.00%, 04/01/2033	$150		146
2.50%, 04/01/2028	250		249
2.50%, 04/01/2048	125		121
3.00%, 06/15/2047	500		498
			$1,014
Federal National Mortgage Association (FNMA) - (0.03)%
2.00%, 04/01/2033	100		97
3.00%, 04/01/2043	100		100
3.00%, 04/25/2047	700		696
5.50%, 04/01/2043	25		27
			$920
Government National Mortgage Association (GNMA) - (0.02)%
3.00%, 04/01/2043	250		251
5.50%, 04/01/2043	100		106
			$357
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $2,274)			$2,291
TOTAL SHORT SALES (proceeds $2,274)			$2,291

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

COMMON STOCKS - 0.01%	Shares Held Value (000's)			Principal
Oil & Gas Services - 0.01%			BONDS (continued)	Amount (000’s) Value (000’s)
Patterson-UTI Energy Inc	3,386	$47	Airlines - 0.82%
TOTAL COMMON STOCKS		$47	American Airlines 2013-1 Class B Pass Through
INVESTMENT COMPANIES - 5.77%	Shares Held Value (000's)		Trust
Money Market Funds - 5.77%			5.63%, 07/15/2022(e)	$106	$108
Principal Government Money Market Fund	16,917,549	16,918	American Airlines 2013-2 Class A Pass Through
2.33%(a),(b)			Trust
TOTAL INVESTMENT COMPANIES		16,918	4.95%, 07/15/2024	564	584
PREFERRED STOCKS - 0.01%	Shares Held Value (000's)		American Airlines 2014-1 Class A Pass Through
Agriculture - 0.01%			Trust
Pinnacle Operating Corp 0.00% (c),(d)	81,952	$19	3.70%, 04/01/2028	128	129
TOTAL PREFERRED STOCKS		19	American Airlines 2015-1 Class A Pass Through
	Principal		Trust
BONDS - 60.19%	Amount (000's) Value (000's)		3.38%, 11/01/2028	25	25
Aerospace & Defense - 1.26%			American Airlines 2015-1 Class B Pass Through
Air 2 US			Trust
8.63%, 10/01/2020(e)	$4	$4	3.70%, 11/01/2024	14	13
Boeing Co/The			American Airlines 2016-3 Class A Pass Through
3.20%, 03/01/2029	200	200	Trust
3.50%, 03/01/2039	250	239	3.25%, 04/15/2030	212	204
Bombardier Inc			American Airlines 2017-1 Class AA Pass Through
6.13%, 01/15/2023(e)	70	71	Trust
7.50%, 03/15/2025(e)	195	201	3.65%, 08/15/2030	148	149
7.88%, 04/15/2027(e)	45	46	Continental Airlines 2007-1 Class A Pass Through
Lockheed Martin Corp			Trust
2.90%, 03/01/2025	360	359	5.98%, 10/19/2023	96	101
3.55%, 01/15/2026	110	114	Continental Airlines 2012-1 Class A Pass Through
4.09%, 09/15/2052	120	122	Trust
TransDigm Inc			4.15%, 10/11/2025	339	346
6.25%, 03/15/2026(e)	80	83	United Airlines 2014-2 Class A Pass Through
Triumph Group Inc			Trust
5.25%, 06/01/2022	30	29	3.75%, 03/03/2028	240	242
7.75%, 08/15/2025	175	167	United Airlines 2018-1 Class A Pass Through
United Technologies Corp			Trust
2.80%, 05/04/2024	420	415	3.70%, 09/01/2031	201	196
3.10%, 06/01/2022	215	216	United Airlines 2018-1 Class AA Pass Through
3.95%, 08/16/2025	390	405	Trust
4.13%, 11/16/2028	725	753	3.50%, 09/01/2031	197	194
4.45%, 11/16/2038	115	119	US Airways 2001-1G Pass Through Trust
4.63%, 11/16/2048	100	106	7.08%, 09/20/2022	8	8
5.40%, 05/01/2035	40	45	US Airways 2013-1 Class A Pass Through Trust
		$3,694	3.95%, 05/15/2027	108	109
Agriculture - 0.84%					2,408
Altria Group Inc			Automobile Asset Backed Securities - 6.84%
4.00%, 01/31/2024	235	243	AmeriCredit Automobile Receivables 2015-4
4.50%, 05/02/2043	10	9	2.11%, 01/08/2021	110	110
4.80%, 02/14/2029	90	93	AmeriCredit Automobile Receivables Trust
5.80%, 02/14/2039	85	90	2017-1
5.95%, 02/14/2049	55	59	2.30%, 02/18/2022	525	521
BAT Capital Corp			AmeriCredit Automobile Receivables Trust
3.22%, 08/15/2024	170	166	2017-4
3.28%, 08/14/2020	200	200	2.66%, 05/18/2021	473	473
3 Month USD LIBOR + 0.59%			1.00 x 1 Month USD LIBOR + 0.18%
Imperial Brands Finance PLC			Americredit Automobile Receivables Trust 2018-2
3.75%, 07/21/2022(e)	220	223	2.86%, 11/18/2021	1,067	1,068
Philip Morris International Inc			Americredit Automobile Receivables Trust 2019-1
1.88%, 02/25/2021	80	79	2.97%, 11/20/2023	500	503
2.38%, 08/17/2022	120	118	Capital Auto Receivables Asset Trust 2017-1
4.38%, 11/15/2041	20	19	2.70%, 09/20/2022(e)	585	578
Pinnacle Operating Corp			Carmax Auto Owner Trust 2018-4
9.00%, 05/15/2023(e)	118	61	2.68%, 02/15/2022	2,000	2,000
Reynolds American Inc			1.00 x 1 Month USD LIBOR + 0.20%
5.70%, 08/15/2035	300	311	Drive Auto Receivables Trust 2017-3
5.85%, 08/15/2045	45	46	2.30%, 05/17/2021	41	41
6.88%, 05/01/2020	580	604	Drive Auto Receivables Trust 2018-5
7.00%, 08/04/2041	120	134	2.80%, 07/15/2021	688	688
		2,455	1.00 x 1 Month USD LIBOR + 0.32%
			Drive Auto Receivables Trust 2019-1
			2.87%, 09/15/2021	500	500
			1.00 x 1 Month USD LIBOR + 0.39%

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)			Automobile Parts & Equipment (continued)
Ford Credit Auto Owner Trust 2016-A			Panther BF Aggregator 2 LP / Panther Finance
1.39%, 07/15/2020	$27	$27	Co Inc
GM Financial Automobile Leasing Trust 2016-3			6.25%, 05/15/2026(e),(h)	$30	$30
1.97%, 05/20/2020	300	300			210
2.38%, 05/20/2020	300	300	Banks - 6.41%
GM Financial Automobile Leasing Trust 2017-1			Banco General SA
2.48%, 08/20/2020	300	299	4.13%, 08/07/2027(e)	200	196
2.74%, 08/20/2020	200	199	Bank of America Corp
GM Financial Automobile Leasing Trust 2017-2			3.46%, 03/15/2025(i)	360	364
1.72%, 01/21/2020	46	46	3 Month USD LIBOR + 0.97%
GM Financial Automobile Leasing Trust 2017-3			3.50%, 05/17/2022(i)	200	202
2.73%, 01/21/2020	72	72	3 Month USD LIBOR + 0.63%
1.00 x 1 Month USD LIBOR + 0.24%			3.97%, 02/07/2030(i)	425	433
GM Financial Automobile Leasing Trust 2018-2			3 Month USD LIBOR + 1.21%
2.71%, 07/20/2020	2,410	2,410	4.10%, 07/24/2023	180	188
1.00 x 1 Month USD LIBOR + 0.22%			4.20%, 08/26/2024	430	445
GM Financial Automobile Leasing Trust 2018-3			4.27%, 07/23/2029(i)	210	219
3.18%, 06/21/2021	600	604	3 Month USD LIBOR + 1.31%
Hertz Fleet Lease Funding LP			Barclays PLC
2.99%, 05/10/2032(e)	500	500	7.75%, 12/31/2049(i),(j)	200	200
1.00 x 1 Month USD LIBOR + 0.50%			USD Swap Semi-Annual 5 Year + 4.84%
Hyundai Auto Lease Securitization Trust 2017-C			BPCE SA
2.46%, 07/15/2022(e)	650	647	2.50%, 07/15/2019	450	450
Mercedes-Benz Auto Lease Trust 2018-A			CIT Group Inc
2.41%, 02/16/2021	400	399	4.13%, 03/09/2021	75	76
Santander Drive Auto Receivables Trust 2018-2			5.00%, 08/15/2022	55	57
2.73%, 10/15/2020	236	236	5.25%, 03/07/2025	20	21
1.00 x 1 Month USD LIBOR + 0.25%			5.80%, 12/31/2049(i),(j)	95	94
3.35%, 07/17/2023	500	502	3 Month USD LIBOR + 3.97%
Santander Drive Auto Receivables Trust 2018-3			6.13%, 03/09/2028	80	89
2.75%, 03/15/2021	629	629	Citigroup Inc
1.00 x 1 Month USD LIBOR + 0.27%			3.52%, 10/27/2028(i)	390	383
Santander Drive Auto Receivables Trust 2018-5			3 Month USD LIBOR + 1.15%
2.71%, 07/15/2021	3,000	3,000	4.13%, 07/25/2028	415	417
1.00 x 1 Month USD LIBOR + 0.23%			4.65%, 07/23/2048	230	247
Santander Drive Auto Receivables Trust 2019-1			Cooperatieve Rabobank UA
2.75%, 01/18/2022	2,500	2,500	4.75%, 01/15/2020(e)	490	498
1.00 x 1 Month USD LIBOR + 0.27%			DBS Group Holdings Ltd
Santander Retail Auto Lease Trust 2017-A			4.52%, 12/11/2028(e),(i)	515	534
2.02%, 03/20/2020(e)	177	177	USD Swap Rate NY 5 Year + 1.59%
Wheels SPV 2 LLC			Discover Bank
1.88%, 04/20/2026(e)	211	210	3.10%, 06/04/2020	345	346
World Omni Auto Receivables Trust 2019-A			First Republic Bank/CA
3.02%, 04/15/2022	500	502	2.50%, 06/06/2022	250	247
		20,041	4.63%, 02/13/2047	500	508
Automobile Floor Plan Asset Backed Securities - 0.10%			Goldman Sachs Group Inc/The
GMF Floorplan Owner Revolving Trust			3.63%, 02/20/2024	435	439
3.50%, 09/15/2023(e)	300	305	3.85%, 01/26/2027	425	427
Automobile Manufacturers - 0.72%			5.75%, 01/24/2022	555	595
Daimler Finance North America LLC			6.75%, 10/01/2037	300	366
2.25%, 03/02/2020(e)	445	442	HSBC Holdings PLC
2.70%, 08/03/2020(e)	450	448	3.80%, 03/11/2025(i)	200	203
2.85%, 01/06/2022(e)	180	179	3 Month USD LIBOR + 1.21%
General Motors Co			JPMorgan Chase & Co
6.25%, 10/02/2043	30	30	3.21%, 04/01/2023(i)	360	362
6.60%, 04/01/2036	275	288	3 Month USD LIBOR + 0.70%
General Motors Financial Co Inc			4.20%, 07/23/2029(i)	200	209
3.79%, 01/05/2023	450	437	3 Month USD LIBOR + 1.26%
3 Month USD LIBOR + 0.99%			4.62%, 12/31/2049(i),(j)	75	70
3.85%, 01/05/2028	100	92	3 Month USD LIBOR + 2.58%
Navistar International Corp			4.95%, 06/01/2045	290	321
6.63%, 11/01/2025(e)	175	178	5.50%, 10/15/2040	260	310
		2,094	KeyBank NA/Cleveland OH
Automobile Parts & Equipment - 0.07%			3.30%, 02/01/2022	250	254
American Axle & Manufacturing Inc			Morgan Stanley
6.25%, 04/01/2025	160	156	4.43%, 01/23/2030(i)	280	295
IHO Verwaltungs GmbH			3 Month USD LIBOR + 1.63%
4.75%, PIK 5.50%, 09/15/2026(e),(f),(g)	25	24	5.00%, 11/24/2025	285	305

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Biotechnology (continued)
Morgan Stanley (continued)			Celgene Corp
5.55%, 12/31/2049(i),(j)	$165	$168	5.25%, 08/15/2043	$30	$32
3 Month USD LIBOR + 3.81%					346
5.75%, 01/25/2021	240	252	Building Materials - 0.04%
6.38%, 07/24/2042	270	349	BMC East LLC
MUFG Union Bank NA			5.50%, 10/01/2024(e)	105	103
3.15%, 04/01/2022	250	252	Chemicals - 0.71%
Popular Inc			Aruba Investments Inc
6.13%, 09/14/2023	25	26	8.75%, 02/15/2023(e)	105	105
Royal Bank of Canada			Blue Cube Spinco LLC
3.70%, 10/05/2023	555	573	9.75%, 10/15/2023	40	45
Royal Bank of Scotland Group PLC			Braskem Finance Ltd
4.27%, 03/22/2025(i)	400	404	6.45%, 02/03/2024	200	218
3 Month USD LIBOR + 1.76%			CF Industries Inc
5.13%, 05/28/2024	555	570	7.13%, 05/01/2020	20	21
7.50%, 12/31/2049(i),(j)	425	433	Consolidated Energy Finance SA
USD Swap Semi-Annual 5 Year + 5.80%			6.50%, 05/15/2026(e)	165	164
Santander UK PLC			6.88%, 06/15/2025(e)	150	151
5.00%, 11/07/2023(e)	200	205	Dow Chemical Co/The
Skandinaviska Enskilda Banken AB			5.55%, 11/30/2048(e)	55	62
5.75%, 12/31/2049(i),(j)	485	478	DowDuPont Inc
USD Swap Semi-Annual 5 Year + 3.85%			5.32%, 11/15/2038	190	211
State Street Corp			5.42%, 11/15/2048	130	148
4.14%, 12/03/2029(i)	350	375	Eurochem Finance DAC
3 Month USD LIBOR + 1.03%			5.50%, 03/13/2024(e)	275	277
SunTrust Bank/Atlanta GA			NOVA Chemicals Corp
4.05%, 11/03/2025	165	174	5.25%, 06/01/2027(e)	115	113
Svenska Handelsbanken AB			SABIC Capital II BV
3.90%, 11/20/2023	345	359	4.00%, 10/10/2023(e)	200	204
Synchrony Bank			SASOL Financing USA LLC
3.00%, 06/15/2022	650	641	5.88%, 03/27/2024	200	212
UBS AG/London			Starfruit Finco BV / Starfruit US Holdco LLC
4.50%, 06/26/2048(e)	200	224	8.00%, 10/01/2026(e)	160	161
UBS AG/Stamford CT					2,092
2.35%, 03/26/2020	450	449	Commercial Mortgage Backed Securities - 5.38%
UBS Group Funding Switzerland AG			Banc of America Commercial Mortgage Trust
6.87%, 12/31/2049(i),(j)	440	451	2015-UBS7
USD Swap Rate NY 5 Year + 5.50%			3.71%, 09/15/2048	500	518
US Bancorp			BANK 2017-BNK9
3.38%, 02/05/2024	170	174	4.03%, 11/15/2054(f)	500	508
Wells Fargo & Co			BBCMS MORTGAGE TRUST 2017-C1
3.75%, 01/24/2024	485	499	3.67%, 02/15/2050	500	514
4.15%, 01/24/2029	400	418	BENCHMARK 2018-B4
4.40%, 06/14/2046	140	140	4.12%, 07/15/2051	500	534
Zions Bancorp NA			Citigroup Commercial Mortgage Trust
3.50%, 08/27/2021	790	798	2015-GC27
		18,782	3.57%, 02/10/2048	900	913
Beverages - 0.65%			Citigroup Commercial Mortgage Trust
Anheuser-Busch Cos LLC / Anheuser-Busch			2015-GC29
InBev Worldwide Inc			4.14%, 04/10/2048(f)	500	503
3.65%, 02/01/2026(e)	115	115	Citigroup Commercial Mortgage Trust
4.90%, 02/01/2046(e)	525	527	2016-GC37
Anheuser-Busch InBev Worldwide Inc			3.58%, 04/10/2049	350	352
4.38%, 04/15/2038	145	139	Citigroup Commercial Mortgage Trust 2018-B2
4.75%, 01/23/2029	180	192	4.01%, 03/10/2051	350	370
4.75%, 04/15/2058	70	67	COMM 2013-CCRE11 Mortgage Trust
5.45%, 01/23/2039	225	244	0.95%, 08/10/2050(f),(k)	6,058	221
5.55%, 01/23/2049	295	324	COMM 2013-CCRE8 Mortgage Trust
Constellation Brands Inc			3.96%, 06/10/2046(e),(f)	350	358
4.40%, 11/15/2025	70	73	COMM 2015-PC1 Mortgage Trust
5.25%, 11/15/2048	110	117	4.29%, 07/10/2050(f)	250	261
Keurig Dr Pepper Inc			COMM 2018-COR3 Mortgage Trust
3.55%, 05/25/2021(e)	115	116	4.23%, 05/10/2051	1,000	1,073
		1,914	Credit Suisse Commercial Mortgage Trust Series
Biotechnology - 0.12%			2006-C5
Amgen Inc			0.46%, 12/15/2039(f),(k)	134	—
2.20%, 05/11/2020	315	314	DBUBS 2011-LC2 Mortgage Trust
			4.54%, 07/10/2044(e)	749	772

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5			Wells Fargo Commercial Mortgage Trust
1.34%, 08/10/2044(e),(f),(k)	$9,353	$226	2015-NXS1
GS Mortgage Securities Trust 2012-GCJ7			3.66%, 05/15/2048(f)	$700	$701
2.19%, 05/10/2045(f),(k)	1,805	74	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2013-GC16			2017-C38
1.04%, 11/10/2046(f),(k)	1,960	79	3.45%, 07/15/2050	500	507
GS Mortgage Securities Trust 2013-GCJ12			WFRBS Commercial Mortgage Trust 2013-C12
3.78%, 06/10/2046(f)	250	253	1.27%, 03/15/2048(e),(f),(k)	2,985	119
GS Mortgage Securities Trust 2014-GC26			WFRBS Commercial Mortgage Trust 2014-C22
1.01%, 11/10/2047(f),(k)	4,634	204	4.07%, 09/15/2057(f)	500	520
GS Mortgage Securities Trust 2015-GC34					15,764
3.51%, 10/10/2048	375	384	Commercial Services - 0.27%
GS Mortgage Securities Trust 2015-GS1			Ahern Rentals Inc
3.73%, 11/10/2048	1,000	1,036	7.38%, 05/15/2023(e)	155	143
JP Morgan Chase Commercial Mortgage			DP World PLC
Securities Trust 2010-C1			6.85%, 07/02/2037	100	120
5.95%, 06/15/2043(e)	400	405	Garda World Security Corp
JP Morgan Chase Commercial Mortgage			8.75%, 05/15/2025(e)	130	123
Securities Trust 2011-C5			Refinitiv US Holdings Inc
5.38%, 08/15/2046(e),(f)	350	363	8.25%, 11/15/2026(e)	45	44
JP Morgan Chase Commercial Mortgage			TMS International Corp
Securities Trust 2012-LC9			7.25%, 08/15/2025(e)	155	150
1.52%, 12/15/2047(f),(k)	2,410	98	United Rentals North America Inc
JP Morgan Chase Commercial Mortgage			4.63%, 10/15/2025	75	74
Securities Trust 2013-C16			4.88%, 01/15/2028	25	24
0.94%, 12/15/2046(f),(k)	8,200	298	5.75%, 11/15/2024	100	103
JP Morgan Chase Commercial Mortgage			5.88%, 09/15/2026	15	16
Securities Trust 2016-JP3					797
3.14%, 08/15/2049	500	491	Computers - 1.27%
JPMBB Commercial Mortgage Securities Trust			Apple Inc
2014-C24			2.75%, 01/13/2025	220	219
4.39%, 11/15/2047(f)	500	509	2.85%, 05/11/2024	665	667
LB-UBS Commercial Mortgage Trust 2007-C1			3.00%, 02/09/2024	445	451
0.06%, 02/15/2040(f),(k)	421	—	3.35%, 02/09/2027	945	964
Morgan Stanley Bank of America Merrill Lynch			Dell Inc
Trust 2012-C5			4.63%, 04/01/2021	85	86
1.46%, 08/15/2045(e),(f),(k)	3,374	129	Dell International LLC / EMC Corp
Morgan Stanley Bank of America Merrill Lynch			4.90%, 10/01/2026(e)	530	538
Trust 2014-C14			5.30%, 10/01/2029(e)	125	126
1.03%, 02/15/2047(f),(k)	6,669	235	7.13%, 06/15/2024(e)	330	350
Morgan Stanley Bank of America Merrill Lynch			8.35%, 07/15/2046(e)	275	332
Trust 2014-C16					3,733
1.10%, 06/15/2047(f),(k)	4,010	145	Consumer Products - 0.01%
Morgan Stanley Bank of America Merrill Lynch			Prestige Brands Inc
Trust 2015-C26			5.38%, 12/15/2021(e)	35	35
3.89%, 10/15/2048(f)	250	257
Morgan Stanley Bank of America Merrill Lynch			Credit Card Asset Backed Securities - 0.65%
Trust 2015-C27			Capital One Multi-Asset Execution Trust
3.75%, 12/15/2047	100	104	2.00%, 01/17/2023	500	497
Morgan Stanley Bank of America Merrill Lynch			Chase Issuance Trust
Trust 2016-C30			2.78%, 01/15/2022	1,000	1,002
3.18%, 09/15/2049	500	488	1.00 x 1 Month USD LIBOR + 0.30%
MSBAM Commercial Mortgage Securities Trust			2.89%, 05/15/2021	400	400
2012-CKSV			1.00 x 1 Month USD LIBOR + 0.41%
1.08%, 10/15/2030(e),(f),(k)	3,569	111			1,899
UBS Commercial Mortgage Trust 2012-C1			Distribution & Wholesale - 0.17%
3.40%, 05/10/2045	146	148	American Builders & Contractors Supply Co Inc
UBS-Barclays Commercial Mortgage Trust			5.75%, 12/15/2023(e)	95	98
2012-C3			5.88%, 05/15/2026(e)	55	56
3.09%, 08/10/2049	255	258	Ferguson Finance PLC
UBS-Barclays Commercial Mortgage Trust			4.50%, 10/24/2028(e)	340	342
2012-C4					496
1.64%, 12/10/2045(e),(f),(k)	1,236	59	Diversified Financial Services - 1.39%
3.32%, 12/10/2045(e)	500	503	Ally Financial Inc
UBS-Barclays Commercial Mortgage Trust			4.25%, 04/15/2021	30	30
2013-C5			5.75%, 11/20/2025	180	192
4.08%, 03/10/2046(e),(f)	175	163

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electric (continued)
Brookfield Finance Inc			Indiantown Cogeneration LP
3.90%, 01/25/2028	$245	$237	9.77%, 12/15/2020	$50	$51
4.00%, 04/01/2024	750	761	MidAmerican Energy Co
4.70%, 09/20/2047	390	375	4.25%, 07/15/2049	45	48
4.85%, 03/29/2029	100	103	NextEra Energy Capital Holdings Inc
Credit Acceptance Corp			3.50%, 04/01/2029(h)	300	299
6.13%, 02/15/2021	105	105	NRG Energy Inc
6.63%, 03/15/2026(e)	285	290	6.25%, 05/01/2024	105	108
7.38%, 03/15/2023	115	119	6.63%, 01/15/2027	110	118
E*TRADE Financial Corp			Oncor Electric Delivery Co LLC
5.30%, 12/31/2049(i),(j)	235	223	5.25%, 09/30/2040	120	144
3 Month USD LIBOR + 3.16%			PacifiCorp
GE Capital International Funding Co Unlimited			3.50%, 06/15/2029	350	358
Co			3.85%, 06/15/2021	150	153
4.42%, 11/15/2035	200	185	PPL Electric Utilities Corp
Lions Gate Capital Holdings LLC			3.95%, 06/01/2047	85	88
5.88%, 11/01/2024(e)	90	93	4.75%, 07/15/2043	115	129
6.38%, 02/01/2024(e)	65	68	PPL WEM Ltd / Western Power Distribution Ltd
National Rural Utilities Cooperative Finance Corp			5.38%, 05/01/2021(e)	440	454
2.40%, 04/25/2022	255	253	Public Service Co of Colorado
4.75%, 04/30/2043(i)	125	120	4.05%, 09/15/2049	105	110
3 Month USD LIBOR + 2.91%			Southern California Edison Co
Navient Corp			4.13%, 03/01/2048	50	48
6.13%, 03/25/2024	105	105	4.20%, 03/01/2029	250	254
6.63%, 07/26/2021	95	99	4.88%, 03/01/2049	80	85
6.75%, 06/15/2026	135	129	Southern Co/The
Nuveen LLC			5.50%, 03/15/2057(i)	50	51
4.00%, 11/01/2028(e)	320	341	3 Month USD LIBOR + 3.63%
Springleaf Finance Corp			State Grid Overseas Investment 2016 Ltd
5.63%, 03/15/2023	40	41	3.50%, 05/04/2027	250	250
6.88%, 03/15/2025	190	196	Tucson Electric Power Co
		4,065	4.85%, 12/01/2048	65	72
Electric - 2.60%			Virginia Electric & Power Co
Alabama Power Co			3.80%, 04/01/2028	180	186
4.15%, 08/15/2044	120	124	4.60%, 12/01/2048	95	105
CMS Energy Corp			4.65%, 08/15/2043	65	71
3.00%, 05/15/2026	145	142	Vistra Energy Corp
4.70%, 03/31/2043	135	141	7.38%, 11/01/2022	25	26
4.88%, 03/01/2044	130	142	8.13%, 01/30/2026(e)	35	38
Commonwealth Edison Co			Vistra Operations Co LLC
4.00%, 03/01/2049	180	185	5.50%, 09/01/2026(e)	120	125
Consolidated Edison Co of New York Inc			5.63%, 02/15/2027(e)	40	42
4.63%, 12/01/2054	150	159	WEC Energy Group Inc
Dominion Energy Inc			3.10%, 03/08/2022	135	136
2.58%, 07/01/2020	900	895			7,630
3.90%, 10/01/2025	115	119	Electrical Components & Equipment - 0.04%
4.25%, 06/01/2028	305	320	Energizer Holdings Inc
DTE Electric Co			5.50%, 06/15/2025(e)	65	64
3.95%, 03/01/2049	140	143	6.38%, 07/15/2026(e)	45	46
DTE Energy Co					110
6.38%, 04/15/2033	85	105	Electronics - 0.06%
Duke Energy Florida LLC			Sensata Technologies BV
3.80%, 07/15/2028	295	308	5.00%, 10/01/2025(e)	155	159
Electricite de France SA			Engineering & Construction - 0.01%
5.63%, 12/31/2049(e),(i),(j)	280	280	MasTec Inc
USD Swap Semi-Annual 10 Year + 3.04%			4.88%, 03/15/2023	15	15
Enel Chile SA			Entertainment - 0.24%
4.88%, 06/12/2028	105	111	Boyne USA Inc
Enel Finance International NV			7.25%, 05/01/2025(e)	110	118
2.88%, 05/25/2022(e)	200	197	Caesars Resort Collection LLC / CRC Finco Inc
Exelon Corp			5.25%, 10/15/2025(e)	160	154
3.50%, 06/01/2022	290	293	CCM Merger Inc
Fortis Inc/Canada			6.00%, 03/15/2022(e)	85	87
2.10%, 10/04/2021	185	181	Eldorado Resorts Inc
3.06%, 10/04/2026	165	158	6.00%, 04/01/2025	35	36
Georgia Power Co			6.00%, 09/15/2026	95	96
4.30%, 03/15/2043	80	78	7.00%, 08/01/2023	50	52

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Entertainment (continued)			Healthcare - Services - 0.72%
Enterprise Development Authority/The			AHP Health Partners Inc
12.00%, 07/15/2024(e)	$130	$132	9.75%, 07/15/2026(e)	$180	$194
Scientific Games International Inc			Centene Corp
10.00%, 12/01/2022	25	26	4.75%, 05/15/2022	40	41
		701	5.38%, 06/01/2026(e)	110	115
Environmental Control - 0.09%			5.63%, 02/15/2021	40	41
Waste Connections Inc			6.13%, 02/15/2024	60	63
4.25%, 12/01/2028	255	271	HCA Healthcare Inc
Food - 1.10%			6.25%, 02/15/2021	40	42
Albertsons Cos LLC / Safeway Inc / New			HCA Inc
Albertsons LP / Albertson's LLC			4.75%, 05/01/2023	245	257
7.50%, 03/15/2026(e)	135	139	5.50%, 06/15/2047	50	53
General Mills Inc			5.88%, 03/15/2022	10	11
4.55%, 04/17/2038	240	238	5.88%, 02/01/2029	185	199
Gruma SAB de CV			MPH Acquisition Holdings LLC
4.88%, 12/01/2024(e)	350	365	7.13%, 06/01/2024(e)	190	189
Ingles Markets Inc			Tenet Healthcare Corp
5.75%, 06/15/2023	145	148	4.63%, 07/15/2024	95	95
JBS USA LUX SA / JBS USA Finance Inc			6.00%, 10/01/2020	40	41
5.75%, 06/15/2025(e)	125	128	UnitedHealth Group Inc
7.25%, 06/01/2021(e)	150	151	3.88%, 12/15/2028	425	445
McCormick & Co Inc/MD			WellCare Health Plans Inc
3.15%, 08/15/2024	325	324	5.25%, 04/01/2025	325	336
3.40%, 08/15/2027	220	216			2,122
Nestle Holdings Inc			Home Builders - 0.13%
3.35%, 09/24/2023(e)	240	247	Century Communities Inc
3.50%, 09/24/2025(e)	360	373	5.88%, 07/15/2025	165	157
Post Holdings Inc			KB Home
5.00%, 08/15/2026(e)	225	219	7.63%, 05/15/2023	55	60
5.75%, 03/01/2027(e)	30	30	LGI Homes Inc
TreeHouse Foods Inc			6.88%, 07/15/2026(e)	75	75
4.88%, 03/15/2022	30	31	Taylor Morrison Communities Inc / Taylor
Want Want China Finance Ltd			Morrison Holdings II Inc
2.88%, 04/27/2022	200	197	5.63%, 03/01/2024(e)	70	69
Wm Wrigley Jr Co			TRI Pointe Group Inc
3.38%, 10/21/2020(e)	415	419	4.88%, 07/01/2021	30	30
		3,225			391
Forest Products & Paper - 0.11%			Home Equity Asset Backed Securities - 0.07%
Domtar Corp			Saxon Asset Securities Trust 2004-1
6.25%, 09/01/2042	225	229	3.15%, 03/25/2035	124	66
International Paper Co			1.00 x 1 Month USD LIBOR + 1.70%
4.35%, 08/15/2048	110	102	Specialty Underwriting & Residential Finance
		331	Trust Series 2004-BC1
Gas - 0.06%			3.25%, 02/25/2035	123	123
Dominion Energy Gas Holdings LLC			1.00 x 1 Month USD LIBOR + 0.77%
4.80%, 11/01/2043	10	11			189
Southern Co Gas Capital Corp			Insurance - 2.23%
4.40%, 05/30/2047	165	166	AIA Group Ltd
		177	3.20%, 03/11/2025(e)	410	407
Healthcare - Products - 0.63%			3.90%, 04/06/2028(e)	625	644
Abbott Laboratories			American International Group Inc
2.90%, 11/30/2021	195	196	3.90%, 04/01/2026	805	810
3.75%, 11/30/2026	170	177	4.50%, 07/16/2044	425	407
4.90%, 11/30/2046	195	226	Arch Capital Finance LLC
Becton Dickinson and Co			4.01%, 12/15/2026	265	275
3.36%, 06/06/2024	200	200	5.03%, 12/15/2046	115	128
3.64%, 06/06/2022	165	165	CNO Financial Group Inc
3 Month USD LIBOR + 1.03%			4.50%, 05/30/2020	30	30
4.69%, 12/15/2044	85	88	Liberty Mutual Group Inc
Boston Scientific Corp			5.52%, 03/07/2067(e)	215	204
4.00%, 03/01/2029	240	248	3 Month USD LIBOR + 2.91%
4.70%, 03/01/2049	190	202	Markel Corp
Kinetic Concepts Inc / KCI USA Inc			3.50%, 11/01/2027	130	124
7.88%, 02/15/2021(e)	60	61	4.30%, 11/01/2047	95	86
Medtronic Inc			5.00%, 04/05/2046	280	280
4.38%, 03/15/2035	245	267	Nuveen Finance LLC
4.63%, 03/15/2045	17	19	4.13%, 11/01/2024(e)	640	673
		1,849

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Media (continued)
Prudential Financial Inc			Comcast Corp
5.63%, 06/15/2043(i)	$100	$104	3.38%, 02/15/2025	$335	$341
3 Month USD LIBOR + 3.92%			3.95%, 10/15/2025	200	209
Swiss Re Finance Luxembourg SA			4.15%, 10/15/2028	405	426
5.00%, 04/02/2049(e),(h),(i)	200	202	4.20%, 08/15/2034	160	166
US Treasury Yield Curve Rate T Note			4.60%, 10/15/2038	405	434
Constant Maturity 5 Year + 3.58%			4.60%, 08/15/2045	160	171
Voya Financial Inc			4.70%, 10/15/2048	330	358
5.65%, 05/15/2053(i)	475	468	CSC Holdings LLC
3 Month USD LIBOR + 3.58%			6.50%, 02/01/2029(e)	208	221
6.13%, 12/31/2049(i),(j)	50	51	DISH DBS Corp
US Treasury Yield Curve Rate T Note			5.13%, 05/01/2020	70	70
Constant Maturity 5 Year + 3.36%			5.88%, 07/15/2022	160	155
XLIT Ltd			5.88%, 11/15/2024	90	76
4.45%, 03/31/2025	885	921	7.75%, 07/01/2026	20	17
5.24%, 12/31/2049(j)	305	293	Meredith Corp
3 Month USD LIBOR + 2.46%			6.88%, 02/01/2026	220	231
5.50%, 03/31/2045	375	414	NBCUniversal Media LLC
		6,521	4.45%, 01/15/2043	145	150
Internet - 0.25%			5.15%, 04/30/2020	505	518
Alibaba Group Holding Ltd			Radiate Holdco LLC / Radiate Finance Inc
3.40%, 12/06/2027	200	196	6.63%, 02/15/2025(e)	35	34
Baidu Inc			6.88%, 02/15/2023(e)	40	40
4.38%, 05/14/2024	200	207	Time Warner Cable LLC
Tencent Holdings Ltd			5.88%, 11/15/2040	135	138
2.99%, 01/19/2023(e)	200	199	Viacom Inc
Zayo Group LLC / Zayo Capital Inc			4.25%, 09/01/2023	110	114
6.00%, 04/01/2023	140	142	4.38%, 03/15/2043	545	490
		744	Virgin Media Finance PLC
Iron & Steel - 0.05%			6.00%, 10/15/2024(e)	200	207
AK Steel Corp			Walt Disney Co/The
6.38%, 10/15/2025	60	50	3.00%, 09/15/2022(e)	170	172
7.50%, 07/15/2023	50	51	5.40%, 10/01/2043(e)	230	285
7.63%, 10/01/2021	25	25	6.15%, 02/15/2041(e)	35	47
Vale Overseas Ltd			6.20%, 12/15/2034(e)	80	105
6.88%, 11/21/2036	26	30	6.40%, 12/15/2035(e)	405	537
		156	Warner Media LLC
Lodging - 0.13%			2.10%, 06/01/2019	135	135
Jack Ohio Finance LLC / Jack Ohio Finance 1			3.88%, 01/15/2026	175	176
Corp			4.05%, 12/15/2023	135	140
6.75%, 11/15/2021(e)	165	170	5.38%, 10/15/2041	130	138
MGM Resorts International			Ziggo Bond Co BV
6.00%, 03/15/2023	40	42	6.00%, 01/15/2027(e)	150	144
Wynn Las Vegas LLC / Wynn Las Vegas Capital			Ziggo BV
Corp			5.50%, 01/15/2027(e)	150	148
5.25%, 05/15/2027(e)	110	104			7,911
5.50%, 03/01/2025(e)	50	50	Metal Fabrication & Hardware - 0.02%
		366	Park-Ohio Industries Inc
Machinery - Diversified - 0.06%			6.63%, 04/15/2027	60	60
Cloud Crane LLC			Mining - 0.43%
10.13%, 08/01/2024(e)	150	161	First Quantum Minerals Ltd
Media - 2.70%			7.00%, 02/15/2021(e)	8	8
Altice Financing SA			7.50%, 04/01/2025(e)	200	192
6.63%, 02/15/2023(e)	200	204	FMG Resources August 2006 Pty Ltd
AMC Networks Inc			5.13%, 03/15/2023(e)	30	30
4.75%, 12/15/2022	30	30	Glencore Finance Canada Ltd
CCO Holdings LLC / CCO Holdings Capital Corp			5.55%, 10/25/2042(e)	255	255
5.13%, 02/15/2023	70	71	Hudbay Minerals Inc
5.13%, 05/01/2023(e)	365	374	7.25%, 01/15/2023(e)	25	26
5.50%, 05/01/2026(e)	35	36	IAMGOLD Corp
Charter Communications Operating LLC / Charter			7.00%, 04/15/2025(e)	160	162
Communications Operating Capital			Newmont Mining Corp
3.58%, 07/23/2020	305	307	5.13%, 10/01/2019	150	152
5.75%, 04/01/2048	155	162	Taseko Mines Ltd
6.48%, 10/23/2045	120	134	8.75%, 06/15/2022(e)	135	124

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mining (continued)			Mortgage Backed Securities (continued)
Teck Resources Ltd			HomeBanc Mortgage Trust 2005-5
5.40%, 02/01/2043	$130	$128	2.83%, 01/25/2036	$300	$299
6.25%, 07/15/2041	100	106	1.00 x 1 Month USD LIBOR + 0.34%
8.50%, 06/01/2024(e)	75	80	JP Morgan Mortgage Trust 2016-2
		1,263	2.83%, 06/25/2046(e),(f)	467	465
Miscellaneous Manufacturers - 0.18%			JP Morgan Mortgage Trust 2016-3
General Electric Co			3.50%, 10/25/2046(e),(f)	412	413
4.50%, 03/11/2044	45	41	Sequoia Mortgage Trust 2016-3
5.55%, 01/05/2026	180	190	3.50%, 11/25/2046(e),(f)	1,128	1,130
6.88%, 01/10/2039	75	89	Washington Mutual Mortgage Pass-Through
Ingersoll-Rand Luxembourg Finance SA			Certificates WMALT Series 2006-AR1 Trust
3.80%, 03/21/2029	195	198	2.74%, 02/25/2036	87	77
		518	1.00 x 1 Month USD LIBOR + 0.25%
Mortgage Backed Securities - 2.50%					7,315
Fannie Mae REMIC Trust 2005-W2			Office & Business Equipment - 0.02%
2.69%, 05/25/2035	44	44	Xerox Corp
1.00 x 1 Month USD LIBOR + 0.20%			3.63%, 03/15/2023	60	58
Fannie Mae REMICS			Oil & Gas - 3.03%
2.25%, 07/25/2040	105	103	Ascent Resources Utica Holdings LLC / ARU
3.00%, 04/25/2022(k)	314	10	Finance Corp
3.00%, 04/25/2027(k)	255	21	7.00%, 11/01/2026(e)	100	96
3.50%, 11/25/2027(k)	176	15	10.00%, 04/01/2022(e)	108	118
3.50%, 07/25/2028(k)	339	31	BP Capital Markets America Inc
3.50%, 03/25/2031(k)	408	28	3.02%, 01/16/2027	165	162
3.51%, 10/25/2046(k)	1,178	235	3.41%, 02/11/2026	205	209
(1.00) x 1 Month USD LIBOR + 6.00%			4.23%, 11/06/2028	90	96
3.61%, 02/25/2043(k)	373	63	BP Capital Markets PLC
(1.00) x 1 Month USD LIBOR + 6.10%			3.24%, 05/10/2019	650	650
3.61%, 09/25/2046(k)	318	51	3 Month USD LIBOR + 0.54%
(1.00) x 1 Month USD LIBOR + 6.10%			Brazos Valley Longhorn LLC / Brazos Valley
3.66%, 09/25/2047(k)	854	164	Longhorn Finance Corp
(1.00) x 1 Month USD LIBOR + 6.15%			6.88%, 02/01/2025	105	106
4.01%, 03/25/2022(k)	27	1	Canadian Natural Resources Ltd
(1.00) x 1 Month USD LIBOR + 6.50%			3.85%, 06/01/2027	360	361
Freddie Mac REMICS			3.90%, 02/01/2025	145	148
3.00%, 09/15/2025(k)	80	2	Chesapeake Energy Corp
3.00%, 03/15/2026(k)	235	9	7.00%, 10/01/2024	130	130
3.00%, 05/15/2027(k)	239	16	8.00%, 06/15/2027	90	89
3.00%, 10/15/2027(k)	107	9	Chesapeake Oil Op/Fin Escrow Shares
3.50%, 11/15/2020(k)	184	4	0.00%, 11/15/2019(c),(d),(l)	90	—
3.50%, 09/15/2026(k)	584	47	Concho Resources Inc
3.52%, 10/15/2046(k)	2,197	420	4.38%, 01/15/2025	250	257
(1.00) x 1 Month USD LIBOR + 6.00%			Continental Resources Inc/OK
4.00%, 11/15/2038(k)	536	37	3.80%, 06/01/2024	770	775
Ginnie Mae			4.38%, 01/15/2028	360	370
3.01%, 05/20/2042(k)	1,216	187	4.90%, 06/01/2044	225	229
(1.00) x 1 Month USD LIBOR + 5.50%			Ecopetrol SA
3.61%, 06/20/2046(k)	771	137	7.38%, 09/18/2043	65	78
(1.00) x 1 Month USD LIBOR + 6.10%			Encana Corp
3.62%, 07/16/2043(k)	764	127	5.15%, 11/15/2041	115	111
(1.00) x 1 Month USD LIBOR + 6.10%			6.50%, 05/15/2019	810	812
3.71%, 09/20/2041(k)	3,383	477	EP Energy LLC / Everest Acquisition Finance Inc
(1.00) x 1 Month USD LIBOR + 6.20%			7.75%, 05/15/2026(e)	215	175
3.71%, 11/20/2045(k)	2,041	349	Extraction Oil & Gas Inc
(1.00) x 1 Month USD LIBOR + 6.20%			7.38%, 05/15/2024(e)	75	63
3.71%, 08/20/2047(k)	943	197	Gulfport Energy Corp
(1.00) x 1 Month USD LIBOR + 6.20%			6.38%, 05/15/2025	210	190
3.71%, 09/20/2047(k)	3,188	609	Kerr-McGee Corp
(1.00) x 1 Month USD LIBOR + 6.20%			7.88%, 09/15/2031	115	146
3.76%, 06/20/2044(k)	2,510	310	Marathon Oil Corp
(1.00) x 1 Month USD LIBOR + 6.25%			6.60%, 10/01/2037	400	471
3.77%, 08/16/2045(k)	3,077	580	Marathon Petroleum Corp
(1.00) x 1 Month USD LIBOR + 6.25%			4.75%, 09/15/2044	36	36
4.17%, 04/16/2042(k)	1,279	264	Nabors Industries Inc
(1.00) x 1 Month USD LIBOR + 6.65%			5.75%, 02/01/2025	220	197
4.36%, 04/20/2041(k)	1,603	327	Newfield Exploration Co
(1.10) x 1 Month USD LIBOR + 7.10%			5.38%, 01/01/2026	480	517
4.50%, 04/16/2044(k)	307	57

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Packaging & Containers - 0.42%
Oasis Petroleum Inc			Ardagh Packaging Finance PLC / Ardagh
6.25%, 05/01/2026(e)	$40	$38	Holdings USA Inc
6.88%, 01/15/2023	190	190	6.00%, 02/15/2025(e)	$200	$200
Petrobras Global Finance BV			BWAY Holding Co
7.38%, 01/17/2027	250	275	7.25%, 04/15/2025(e)	175	169
Petroleos Mexicanos			Crown Americas LLC / Crown Americas Capital
6.50%, 03/13/2027	210	211	Corp V
Resolute Energy Corp			4.25%, 09/30/2026	43	42
8.50%, 05/01/2020	30	30	Crown Americas LLC / Crown Americas Capital
Shell International Finance BV			Corp VI
4.00%, 05/10/2046	80	83	4.75%, 02/01/2026	110	111
Sinopec Group Overseas Development 2017 Ltd			Crown Cork & Seal Co Inc
2.50%, 09/13/2022(e)	325	317	7.38%, 12/15/2026	132	146
Southwestern Energy Co			Flex Acquisition Co Inc
7.75%, 10/01/2027	185	189	6.88%, 01/15/2025(e)	135	129
Suncor Energy Inc			Klabin Austria GmbH
4.00%, 11/15/2047	85	84	7.00%, 04/03/2049(e),(h)	200	199
Sunoco LP / Sunoco Finance Corp			Reynolds Group Issuer Inc / Reynolds
4.88%, 01/15/2023	215	218	Group Issuer LLC / Reynolds Group Issuer
5.50%, 02/15/2026	95	94	(Luxembourg) S.A.
Total Capital International SA			5.13%, 07/15/2023(e)	195	198
3.46%, 02/19/2029	225	230	6.29%, 07/15/2021(e)	40	40
Ultra Resources Inc			3 Month USD LIBOR + 3.50%
6.88%, 04/15/2022(e)	65	21			1,234
Valero Energy Corp			Pharmaceuticals - 1.23%
4.35%, 06/01/2028	90	93	AbbVie Inc
Whiting Petroleum Corp			3.38%, 11/14/2021	35	35
5.75%, 03/15/2021	90	91	Allergan Funding SCS
6.25%, 04/01/2023	105	105	4.55%, 03/15/2035	15	15
6.63%, 01/15/2026	30	29	Bausch Health Americas Inc
		8,890	8.50%, 01/31/2027(e)	65	69
Oil & Gas Services - 0.29%			Bayer US Finance II LLC
Archrock Partners LP / Archrock Partners Finance			3.88%, 12/15/2023(e)	200	202
Corp			Cigna Corp
6.00%, 10/01/2022	80	81	3.75%, 07/15/2023(e)	185	190
6.88%, 04/01/2027(e)	70	71	4.13%, 11/15/2025(e)	350	362
Baker Hughes a GE Co LLC / Baker Hughes Co-			4.38%, 10/15/2028(e)	360	373
Obligor Inc			CVS Health Corp
3.34%, 12/15/2027	150	146	4.30%, 03/25/2028	105	106
4.08%, 12/15/2047	320	294	4.75%, 12/01/2022	215	226
USA Compression Partners LP / USA			4.78%, 03/25/2038	170	168
Compression Finance Corp			4.88%, 07/20/2035	190	192
6.88%, 04/01/2026	120	123	5.00%, 12/01/2024	410	437
6.88%, 09/01/2027(e)	135	137	5.05%, 03/25/2048	10	10
		852	Eli Lilly & Co
Other Asset Backed Securities - 2.92%			3.88%, 03/15/2039	120	123
Dell Equipment Finance Trust 2017-2			3.95%, 03/15/2049	95	97
2.47%, 10/24/2022(e)	500	498	4.15%, 03/15/2059	80	82
Dell Equipment Finance Trust 2018-1			Merck & Co Inc
2.79%, 10/22/2020(e)	2,193	2,193	2.90%, 03/07/2024	135	137
1.00 x 1 Month USD LIBOR + 0.30%			Pfizer Inc
Great American Auto Leasing Inc 2019-1			3.45%, 03/15/2029	345	354
2.97%, 06/15/2021(e)	500	501	Zoetis Inc
MMAF Equipment Finance LLC 2017-B			3.90%, 08/20/2028	320	327
1.93%, 10/15/2020(e)	197	196	4.45%, 08/20/2048	95	99
Verizon Owner Trust 2017-1					3,604
2.06%, 09/20/2021(e)	1,500	1,495	Pipelines - 1.79%
Verizon Owner Trust 2017-2			Abu Dhabi Crude Oil Pipeline LLC
1.92%, 12/20/2021(e)	500	497	3.65%, 11/02/2029(e)	200	198
Verizon Owner Trust 2017-3			Andeavor Logistics LP / Tesoro Logistics Finance
2.76%, 04/20/2022(e)	2,350	2,351	Corp
1.00 x 1 Month USD LIBOR + 0.27%			4.25%, 12/01/2027	105	106
Verizon Owner Trust 2018-1			DCP Midstream Operating LP
2.82%, 09/20/2022(e)	822	824	5.35%, 03/15/2020(e)	450	458
		8,555	Enbridge Inc
			6.00%, 01/15/2077(i)	165	164
			3 Month USD LIBOR + 3.89%

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			REITs (continued)
Energy Transfer Operating LP			SBA Tower Trust
4.90%, 03/15/2035	$100	$95	2.90%, 10/15/2044(e)	$125	$125
5.15%, 03/15/2045	80	77	Welltower Inc
5.25%, 04/15/2029	280	300	3.63%, 03/15/2024	320	326
6.25%, 04/15/2049	390	437	4.13%, 03/15/2029	165	168
Enterprise Products Operating LLC					3,667
4.85%, 03/15/2044	135	143	Retail - 0.31%
5.38%, 02/15/2078(i)	250	223	Golden Nugget Inc
3 Month USD LIBOR + 2.57%			6.75%, 10/15/2024(e)	130	131
Hess Infrastructure Partners LP / Hess			Home Depot Inc/The
Infrastructure Partners Finance Corp			3.25%, 03/01/2022	250	256
5.63%, 02/15/2026(e)	200	204	5.88%, 12/16/2036	130	164
Kinder Morgan Energy Partners LP			IRB Holding Corp
4.70%, 11/01/2042	300	292	6.75%, 02/15/2026(e)	75	70
Kinder Morgan Inc/DE			McDonald's Corp
5.63%, 11/15/2023(e)	215	235	2.75%, 12/09/2020	85	85
MPLX LP			4.88%, 12/09/2045	30	32
4.50%, 07/15/2023	290	304	Walmart Inc
4.80%, 02/15/2029	120	126	3.95%, 06/28/2038	160	168
ONEOK Partners LP			4.05%, 06/29/2048	10	11
3.80%, 03/15/2020	390	392			917
Sabine Pass Liquefaction LLC			Semiconductors - 0.42%
4.20%, 03/15/2028	150	151	KLA-Tencor Corp
5.00%, 03/15/2027	190	202	4.10%, 03/15/2029	150	153
5.75%, 05/15/2024	215	237	Lam Research Corp
Targa Resources Partners LP / Targa Resources			3.75%, 03/15/2026	205	209
Partners Finance Corp			4.00%, 03/15/2029	80	82
5.88%, 04/15/2026(e)	35	37	NXP BV / NXP Funding LLC
6.50%, 07/15/2027(e)	166	179	4.63%, 06/01/2023(e)	400	415
6.88%, 01/15/2029(e)	26	28	4.88%, 03/01/2024(e)	140	148
TransCanada PipeLines Ltd			Xilinx Inc
4.63%, 03/01/2034	80	84	2.95%, 06/01/2024	225	223
Western Midstream Operating LP					1,230
5.45%, 04/01/2044	120	115	Software - 0.57%
Williams Cos Inc/The			Epicor Software Corp
4.30%, 03/04/2024	110	114	9.84%, 06/30/2023(e)	59	59
5.75%, 06/24/2044	320	352	3 Month USD LIBOR + 7.25%
		5,253	Fiserv Inc
Private Equity - 0.06%			3.80%, 10/01/2023	200	205
Icahn Enterprises LP / Icahn Enterprises Finance			Microsoft Corp
Corp			2.40%, 08/08/2026	285	276
6.25%, 02/01/2022	105	108	3.70%, 08/08/2046	185	189
6.38%, 12/15/2025	65	66	4.45%, 11/03/2045	110	125
		174	4.50%, 02/06/2057	90	103
Regional Authority - 0.04%			Oracle Corp
Provincia de Buenos Aires/Argentina			2.95%, 11/15/2024	175	175
7.88%, 06/15/2027	150	109	3.80%, 11/15/2037	275	275
REITs - 1.25%			4.00%, 11/15/2047	35	35
Alexandria Real Estate Equities Inc			6.13%, 07/08/2039	180	231
3.45%, 04/30/2025	865	861			1,673
4.70%, 07/01/2030	240	257	Sovereign - 1.55%
Camden Property Trust			Argentine Republic Government International
4.10%, 10/15/2028	460	481	Bond
CC Holdings GS V LLC / Crown Castle GS III			5.63%, 01/26/2022	335	289
Corp			CoBank ACB
3.85%, 04/15/2023	510	522	6.25%, 12/31/2049(i),(j)	115	120
Equinix Inc			3 Month USD LIBOR + 4.66%
5.38%, 04/01/2023	115	117	Colombia Government International Bond
5.88%, 01/15/2026	40	42	5.00%, 06/15/2045	200	210
Essex Portfolio LP			Ecuador Government International Bond
4.00%, 03/01/2029	180	184	10.75%, 03/28/2022	200	224
Hudson Pacific Properties LP			Egypt Government International Bond
4.65%, 04/01/2029	230	234	5.58%, 02/21/2023(e)	200	199
Iron Mountain Inc			7.60%, 03/01/2029(e)	200	205
4.38%, 06/01/2021(e)	115	116	Honduras Government International Bond
Mid-America Apartments LP			7.50%, 03/15/2024	200	219
3.95%, 03/15/2029	230	234	Hungary Government International Bond
			5.38%, 02/21/2023	114	123

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Telecommunications (continued)
Indonesia Government International Bond			Intelsat Jackson Holdings SA
5.38%, 10/17/2023(e)	$300	$325	5.50%, 08/01/2023	$150	$133
Mexico Government International Bond			8.00%, 02/15/2024(e)	90	94
4.15%, 03/28/2027	200	203	Level 3 Financing Inc
Nigeria Government International Bond			5.13%, 05/01/2023	30	30
7.14%, 02/23/2030	200	200	Ooredoo International Finance Ltd
Panama Government International Bond			3.88%, 01/31/2028	250	250
3.88%, 03/17/2028	200	208	Sprint Capital Corp
Qatar Government International Bond			8.75%, 03/15/2032	155	164
3.25%, 06/02/2026	400	397	Sprint Communications Inc
3.88%, 04/23/2023(e)	200	206	6.00%, 11/15/2022	75	76
4.82%, 03/14/2049(e)	200	210	7.00%, 08/15/2020	135	139
Russian Foreign Bond - Eurobond			Sprint Corp
4.75%, 05/27/2026	200	206	7.13%, 06/15/2024	70	71
Saudi Government International Bond			7.63%, 03/01/2026	35	36
4.00%, 04/17/2025(e)	600	614	7.88%, 09/15/2023	135	141
Turkey Government International Bond			Telecom Italia Capital SA
5.75%, 03/22/2024	200	189	6.38%, 11/15/2033	25	24
Ukraine Government International Bond			Telefonica Emisiones SA
9.75%, 11/01/2028(e)	200	206	5.21%, 03/08/2047	220	223
		4,553	T-Mobile USA Inc
Student Loan Asset Backed Securities - 1.52%			5.13%, 04/15/2025	320	328
Navient Private Education Loan Trust 2018-B			6.50%, 01/15/2024	30	31
2.83%, 12/15/2059(e)	1,823	1,823	6.50%, 01/15/2026	95	101
1.00 x 1 Month USD LIBOR + 0.35%			VEON Holdings BV
Navient Private Education Refi Loan Trust			3.95%, 06/16/2021(e)	200	197
2018-A			Verizon Communications Inc
2.53%, 02/18/2042(e)	339	337	3.88%, 02/08/2029	270	276
Navient Private Education Refi Loan Trust			4.50%, 08/10/2033	270	285
2018-C			5.01%, 08/21/2054	70	75
3.01%, 06/16/2042(e)	544	545	5.25%, 03/16/2037	260	293
Navient Student Loan Trust 2017-3					5,503
2.79%, 07/26/2066(e)	417	417	Transportation - 0.57%
1.00 x 1 Month USD LIBOR + 0.30%			Burlington Northern Santa Fe LLC
Navient Student Loan Trust 2018-2			4.15%, 12/15/2048	30	32
2.73%, 03/25/2067(e)	98	98	4.38%, 09/01/2042	125	133
1.00 x 1 Month USD LIBOR + 0.24%			Canadian National Railway Co
Navient Student Loan Trust 2019-1			4.45%, 01/20/2049	305	345
2.82%, 12/27/2067(e)	474	474	CSX Corp
1.00 x 1 Month USD LIBOR + 0.33%			4.75%, 11/15/2048	180	195
SMB Private Education Loan Trust 2017-B			Eletson Holdings Inc / Eletson Finance US LLC /
2.75%, 06/17/2024(e)	477	477	Agathonissos Finance LLC
1.00 x 1 Month USD LIBOR + 0.27%			9.62%, 01/15/2022(f)	121	44
Sofi Professional Loan Program 2017-B LLC			Navios Maritime Acquisition Corp / Navios
1.83%, 05/25/2040(e)	94	94	Acquisition Finance US Inc
Sofi Professional Loan Program 2018-A LLC			8.13%, 11/15/2021(e)	305	241
2.39%, 02/25/2042(e)	179	178	Navios Maritime Holdings Inc / Navios Maritime
		4,443	Finance II US Inc
Telecommunications - 1.88%			7.38%, 01/15/2022(e)	95	49
AT&T Inc			11.25%, 08/15/2022(e)	45	30
4.30%, 02/15/2030	810	819	Navios South American Logistics Inc / Navios
4.35%, 03/01/2029	250	255	Logistics Finance US Inc
4.85%, 03/01/2039	190	191	7.25%, 05/01/2022(e)	125	115
4.90%, 08/15/2037	325	329	Union Pacific Corp
5.15%, 03/15/2042	50	51	3.50%, 06/08/2023	220	226
5.45%, 03/01/2047	105	112	4.30%, 03/01/2049	180	186
6.38%, 03/01/2041	135	159	4.38%, 11/15/2065	60	58
British Telecommunications PLC					1,654
4.50%, 12/04/2023	200	209	Trucking & Leasing - 0.19%
Embarq Corp			Avolon Holdings Funding Ltd
8.00%, 06/01/2036	75	73	5.13%, 10/01/2023(e)	35	36
Frontier Communications Corp			5.25%, 05/15/2024(e)	70	72
8.50%, 04/01/2026(e)	170	158	5.50%, 01/15/2023(e)	235	241
11.00%, 09/15/2025	130	86	DAE Funding LLC
Goodman Networks Inc			4.50%, 08/01/2022(e)	95	96
8.00%, 05/11/2022	31	15	5.25%, 11/15/2021(e)	25	25
GTT Communications Inc			5.75%, 11/15/2023(e)	60	62
7.88%, 12/31/2024(e)	90	79

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Trucking & Leasing (continued)			Lodging - 0.02%
Park Aerospace Holdings Ltd			Golden Nugget LLC
5.50%, 02/15/2024(e)	$35	$36	5.25%, 10/04/2023(m)	$59	$58
		568	US LIBOR + 2.75%
TOTAL BONDS		176,355	Oil & Gas - 0.07%
SENIOR FLOATING RATE INTERESTS	Principal		California Resources Corp
- 0.94%	Amount (000's) Value (000's)		7.25%, 12/31/2022(m)	105	103
Automobile Manufacturers - 0.04%			US LIBOR + 4.75%
Navistar Financial Corp			12.87%, 12/31/2021(m)	100	105
6.25%, 07/30/2025(m)	$70	$69	US LIBOR + 10.37%
US LIBOR + 3.75%					208
Navistar Inc			Pharmaceuticals - 0.20%
6.00%, 11/06/2024(m)	35	35	Bausch Health Americas Inc
US LIBOR + 3.50%			5.23%, 11/14/2025(m)	166	164
		104	US LIBOR + 2.75%
Automobile Parts & Equipment - 0.04%			5.48%, 05/19/2025(m)	205	204
Panther BF Aggregator 2 LP			US LIBOR + 3.00%
0.00%, 03/18/2026(m),(n)	130	129	Endo International PLC
US LIBOR + 3.50%			6.75%, 04/29/2024(m)	214	210
Chemicals - 0.00%			US LIBOR + 4.25%
Emerald Performance Materials LLC					578
10.25%, 08/01/2022(m)	15	15	Retail - 0.08%
US LIBOR + 6.75%			Academy Ltd
Commercial Services - 0.05%			6.47%, 07/01/2022(m)	105	75
Garda World Security Corp			US LIBOR + 4.00%
6.12%, 05/24/2024(m)	34	33	IRB Holding Corp
US LIBOR + 3.50%			5.74%, 01/17/2025(m)	45	44
Refinitiv US Holdings Inc			US LIBOR + 3.25%
6.25%, 09/18/2025(m)	120	116	PetSmart Inc
US LIBOR + 3.75%			5.49%, 03/11/2022(m)	124	111
		149	US LIBOR + 3.00%
Computers - 0.02%					230
McAfee LLC			Telecommunications - 0.09%
11.00%, 09/29/2025(m)	58	58	Avaya Inc
US LIBOR + 8.50%			6.78%, 12/16/2024(m)	143	143
Diversified Financial Services - 0.10%			US LIBOR + 4.25%
Lions Gate Capital Holdings LLC			Maxar Technologies Ltd
4.75%, 03/24/2025(m)	59	58	5.25%, 10/05/2024(m)	163	126
US LIBOR + 2.25%			US LIBOR + 2.75%
Russell Investments US Institutional Holdco Inc					269
5.85%, 06/01/2023(m)	228	225	TOTAL SENIOR FLOATING RATE INTERESTS		2,749
US LIBOR + 3.25%			U.S. GOVERNMENT & GOVERNMENT	Principal
		283	AGENCY OBLIGATIONS - 42.45%	Amount (000's) Value (000's)
Electrical Components & Equipment - 0.04%			Federal Home Loan Mortgage Corporation (FHLMC) - 3.99%
Energizer Holdings Inc			3.00%, 11/01/2042	$303	$303
4.73%, 12/17/2025(m)	125	124	3.00%, 03/01/2043	1,337	1,337
US LIBOR + 2.25%			3.00%, 01/01/2047	2,466	2,464
Entertainment - 0.02%			4.00%, 02/01/2046	484	503
CCM Merger Inc			4.00%, 04/01/2047	426	444
4.75%, 08/06/2021(m)	51	51	4.00%, 11/01/2047	681	705
US LIBOR + 2.25%			4.00%, 08/01/2048	968	1,009
			4.50%, 07/01/2024	19	20
Environmental Control - 0.03%			4.50%, 12/01/2043	1,026	1,076
Filtration Group Corp			4.50%, 09/01/2044	251	264
5.50%, 03/31/2025(m)	74	74	4.50%, 03/01/2046	320	343
US LIBOR + 3.00%			4.50%, 05/01/2048	1,475	1,546
Food - 0.03%			4.75%, 02/01/2037	20	21
Post Holdings Inc			1.00 x 12 Month USD LIBOR + 1.63%
4.49%, 05/24/2024(m)	83	82	5.00%, 06/01/2031	109	116
US LIBOR + 2.00%			5.00%, 10/01/2035	38	41
Healthcare - Services - 0.08%			5.00%, 06/01/2041	1,153	1,248
MPH Acquisition Holdings LLC			5.02%, 02/01/2034	2	2
0.00%, 06/07/2023(m),(n)	246	238	1.00 x 12 Month USD LIBOR + 1.99%
US LIBOR + 3.00%			6.00%, 06/01/2032	23	26
Insurance - 0.03%			6.00%, 10/01/2032	13	15
Genworth Holdings Inc			6.00%, 01/01/2038	62	70
6.98%, 03/07/2023(m)	99	99	6.50%, 03/01/2029	3	4
US LIBOR + 4.50%			6.50%, 05/01/2029	5	5
			6.50%, 04/01/2031	2	2

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.50%, 02/01/2032	$5	$5	5.50%, 10/01/2019	$2	$2
6.50%, 05/01/2032	4	5	5.50%, 10/01/2019	2	2
6.50%, 04/01/2035	8	9	5.50%, 12/01/2022	13	14
7.00%, 12/01/2029	14	15	5.50%, 07/01/2033	254	279
7.00%, 06/01/2030	4	4	5.50%, 04/01/2035	24	25
7.00%, 12/01/2030	1	1	5.50%, 08/01/2036	500	550
7.00%, 01/01/2031	2	2	5.50%, 02/01/2037	5	5
7.00%, 12/01/2031	31	31	5.50%, 05/01/2040	42	46
7.50%, 04/01/2030	1	2	6.00%, 05/01/2031	2	3
7.50%, 03/01/2031	8	9	6.00%, 07/01/2035	157	173
8.00%, 09/01/2030	33	34	6.00%, 02/01/2037	82	88
		$11,681	6.00%, 02/01/2038	56	62
Federal National Mortgage Association (FNMA) - 17.90%			6.50%, 03/01/2032	4	4
3.00%, 10/01/2030	1,490	1,507	6.50%, 07/01/2037	21	24
3.00%, 04/01/2033(o)	4,000	4,037	6.50%, 07/01/2037	36	40
3.00%, 03/01/2034	326	330	6.50%, 02/01/2038	38	43
3.00%, 11/01/2042	880	880	6.50%, 03/01/2038	11	12
3.00%, 05/01/2043	190	190	6.50%, 09/01/2038	132	150
3.00%, 04/25/2047(o)	2,500	2,486			52,460
3.50%, 04/01/2030	383	392	Government National Mortgage Association (GNMA) - 7.37%
3.50%, 04/01/2033(o)	1,500	1,534	3.00%, 02/15/2043	383	386
3.50%, 08/01/2034	389	400	3.00%, 07/20/2044	594	598
3.50%, 01/01/2041	42	43	3.00%, 01/20/2046	448	451
3.50%, 11/01/2042	949	973	3.00%, 07/20/2046	727	732
3.50%, 05/01/2043(o)	1,625	1,646	3.00%, 12/20/2046	1,977	1,990
3.50%, 07/01/2043	301	308	3.50%, 04/01/2043	3,050	3,116
3.50%, 07/01/2043	892	913	3.50%, 04/20/2046	217	222
3.50%, 09/01/2044	2,121	2,168	3.50%, 10/20/2046	331	338
3.50%, 11/01/2044	1,826	1,862	3.50%, 07/20/2047	1,309	1,336
3.50%, 11/01/2045	2,929	2,999	3.75%, 07/20/2043	106	108
3.50%, 04/01/2046	563	573	1.00 x US Treasury Yield Curve Rate T
3.50%, 08/01/2047	1,770	1,812	Note Constant Maturity 1 Year + 1.50%
3.50%, 10/01/2047	1,800	1,837	4.00%, 02/15/2042	145	151
3.50%, 11/01/2047	793	810	4.00%, 06/20/2046	87	90
3.50%, 01/01/2048	563	575	4.00%, 01/20/2048	2,044	2,130
3.50%, 03/01/2048	1,166	1,190	4.00%, 04/01/2048	2,000	2,065
3.50%, 04/01/2048	1,571	1,603	4.50%, 09/15/2039	588	624
3.50%, 04/01/2048	701	716	4.50%, 11/15/2040	117	124
4.00%, 10/01/2019	2	2	4.50%, 04/01/2048	3,635	3,775
4.00%, 08/01/2020	35	36	4.50%, 06/20/2048	48	50
4.00%, 03/01/2034	428	447	5.00%, 02/15/2034	237	254
4.00%, 11/01/2040	1,437	1,499	5.00%, 10/15/2034	86	92
4.00%, 05/01/2041	220	228	5.00%, 10/20/2039	46	49
4.00%, 09/01/2043	640	666	5.00%, 07/20/2040	26	28
4.00%, 06/01/2044	302	313	5.00%, 02/15/2042	96	103
4.00%, 05/01/2045(o)	1,500	1,542	5.00%, 04/01/2048	1,000	1,045
4.00%, 12/01/2045	778	804	5.50%, 12/20/2033	117	128
4.00%, 04/01/2047	423	440	5.50%, 05/20/2035	13	14
4.00%, 05/01/2047	886	916	5.50%, 12/20/2048	991	1,047
4.00%, 06/01/2047	881	917	6.00%, 01/20/2029	22	24
4.00%, 09/01/2047	892	922	6.00%, 07/20/2029	4	4
4.00%, 10/01/2047	440	455	6.00%, 12/15/2033	28	32
4.00%, 11/01/2047	2,142	2,233	6.00%, 12/20/2036	60	67
4.00%, 04/01/2048	1,407	1,465	6.50%, 03/20/2028	3	4
4.00%, 10/01/2048	488	509	6.50%, 05/20/2029	3	4
4.33%, 07/01/2034	1	1	6.50%, 12/15/2032	344	378
1.00 x US Treasury Yield Curve Rate T			7.00%, 03/15/2031	9	10
Note Constant Maturity 1 Year + 2.21%			7.50%, 05/15/2029	15	15
4.50%, 07/01/2025	47	48	8.00%, 12/15/2030	6	7
4.50%, 11/01/2040	869	918			21,591
4.50%, 09/01/2041	265	280	U.S. Treasury - 13.19%
4.50%, 12/01/2044	126	133	1.25%, 10/31/2021	1,555	1,516
4.50%, 05/01/2045(o)	3,500	3,644	1.25%, 07/31/2023	1,405	1,348
5.00%, 10/01/2041	191	205	1.50%, 08/15/2026	1,420	1,339
5.00%, 05/01/2045(o)	500	528	1.63%, 10/31/2023	370	360
5.50%, 06/01/2019	1	1	1.75%, 04/30/2022(p)	3,385	3,335
5.50%, 07/01/2019	1	1	1.88%, 11/30/2021	2,550	2,525
5.50%, 08/01/2019	1	1	2.00%, 05/31/2021	720	716

See accompanying notes.

Schedule of Investments Core Plus Bond Account March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(g)	Payment in kind; the issuer has the option of paying additional securities in
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	lieu of cash.
U.S. Treasury (continued)			(h) Security purchased on a when-issued basis.
2.00%, 10/31/2022	$4,500	$4,464	(i)	Rate shown is as of period end. The rate may be a variable or floating rate or
2.13%, 11/30/2023(q)	1,140	1,134	a fixed rate which may convert to a variable or floating rate in the future.
2.25%, 08/15/2046	1,090	972	(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
2.50%, 05/15/2024	3,000	3,034	but they may be called by the issuer at an earlier date. Date shown, if any,
2.63%, 07/31/2020	3,000	3,010	reflects the next call date or final legal maturity date. Rate shown is as of
2.75%, 08/15/2042	210	209	period end.
2.88%, 08/15/2045	545	552	(k) Security is an Interest Only Strip.
3.00%, 11/15/2044	1,450	1,504	(l)	The value of these investments was determined using significant unobservable
3.00%, 05/15/2045	2,640	2,739	inputs.
3.00%, 11/15/2045	2,000	2,076	(m)	Rate information disclosed is based on an average weighted rate of the
3.13%, 05/15/2048	2,900	3,075	underlying tranches as of period end.
3.75%, 11/15/2043	1,500	1,758	(n)	This Senior Floating Rate Note will settle after March 31, 2019, at which time
4.75%, 02/15/2037	2,260	2,966	the interest rate will be determined.
		38,632	(o)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Notes to Financial Statements for additional information.
OBLIGATIONS		124,364	(p)	Security or a portion of the security was pledged to cover margin requirements
Total Investments		$320,452	for swap and/or swaption contracts. At the end of the period, the value of these
Other Assets and Liabilities - (9.37)%		(27,465)	securities totaled $397 or 0.14% of net assets.
TOTAL NET ASSETS - 100.00%		$292,987	(q)	Security or a portion of the security was pledged to cover margin requirements
			for futures contracts. At the end of the period, the value of these securities
			totaled $254 or 0.09% of net assets.
(a)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Portfolio Summary (unaudited)
shares of the security). Please see affiliated sub-schedule for transactional			Sector	Percent
information.			Mortgage Securities	37.14%
(b) Current yield shown is as of period end.			Government	14.78%
(c) Non-income producing security			Asset Backed Securities	12.10%
(d)	Fair value of these investments is determined in good faith by the Manager		Financial	11.47%
under procedures established and periodically reviewed by the Board of			Consumer, Non-cyclical	5.94%
Directors. Certain inputs used in the valuation may be unobservable; however,			Investment Companies	5.77%
each security is evaluated individually for purposes of ASC 820 which results			Energy	5.19%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Communications	4.92%
the end of the period, the fair value of these securities totaled $19 or 0.01% of			Industrial	3.01%
net assets.			Consumer, Cyclical	2.79%
(e)	Security exempt from registration under Rule 144A of the Securities Act of		Utilities	2.66%
1933. These securities may be resold in transactions exempt from registration,			Technology	2.30%
normally to qualified institutional buyers. At the end of the period, the value of			Basic Materials	1.30%
these securities totaled $49,594 or 16.93% of net assets.			Other Assets and Liabilities	(9.37)%
(f)	Certain variable rate securities are not based on a published reference rate		TOTAL NET ASSETS	100.00%
and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Affiliated Securities	December 31, 2018				Purchases			Sales		March 31, 2019
			Value				Cost	Proceeds		Value
Principal Government Money Market Fund 2.33%			$3,894	$			37,444		$24,420	$16,918
			$3,894	$			37,444		$24,420	$16,918

	Realized Gain/Loss							Realized Gain from		Change in Unrealized
	Income		on Investments				Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.33%	$72	$				— $			— $	—
	$72	$				— $			— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts			Notional Amount			Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2019	Long				25			$3,105		$40
US 2 Year Note; June 2019	Long				10			2,131		7
US Long Bond; June 2019	Long				18			2,694		62
US Ultra Bond; June 2019	Long				7			1,176		41
Total										$150

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2019 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied Credit
	Spread as of		(Pay)/				Upfront		Unrealized
	March 31,		Receive Fixed	Payment		Notional	Payments/		Appreciation/
Reference Entity	2019	(a)	Rate	Frequency	Maturity Date	Amount	(Receipts)		(Depreciation)		Fair Value
CDX.NA.HY.31	N/A		(5.00)%	Quarterly	12/20/2023	$6,664	$(368	)$	(78	)$	(446)
Total							$(368	)$	(78	)$	(446)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments

Diversified Balanced Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.11%
International Equity Index Fund (a)	7,420,743	$73,317
MidCap S&P 400 Index Fund (a)	2,186,871	42,600
SmallCap S&P 600 Index Fund (a)	1,763,138	42,615
		$158,532
Principal Variable Contracts Funds, Inc. Class 1 - 84.92%
Bond Market Index Account (a)	50,001,892	522,020
LargeCap S&P 500 Index Account (a)	19,823,588	368,917
		890,937
TOTAL INVESTMENT COMPANIES		$1,049,469
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c)	5,058	$1
TOTAL PREFERRED STOCKS		1
	Principal
BONDS - 0.00%	Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023(d)	$5	$3
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019(b),(c),(e)	5	—
TOTAL BONDS		3
Total Investments		$1,049,473
Other Assets and Liabilities - (0.03)%		(268)
TOTAL NET ASSETS - 100.00%		$1,049,205

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Non-income producing security
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1 or 0.00% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3 or 0.00% of net assets.
(e)	The value of these investments was determined using significant unobservable inputs.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.76%
Domestic Equity Funds	43.28%
International Equity Funds	6.99%
Energy	0.00%
Consumer, Non-cyclical	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018		Purchases	Sales	March 31, 2019
		Value		Cost	Proceeds	Value
Bond Market Index Account			$494,742	$33,881	$21,172	$522,020
International Equity Index Fund			70,566	21	4,129	73,317
LargeCap S&P 500 Index Account			358,195	54	36,100	368,917
MidCap S&P 400 Index Fund			40,747	1,653	5,609	42,600
SmallCap S&P 600 Index Fund			41,218	3,016	6,466	42,615
			$1,005,468	$38,625	$73,476	$1,049,469

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$	— $		(5) $	— $	14,574
International Equity Index Fund		—		2	—	6,857
LargeCap S&P 500 Index Account		—		2,675	—	44,093
MidCap S&P 400 Index Fund		—		249	—	5,560
SmallCap S&P 600 Index Fund		—		152	—	4,695
	$	— $		3,073 $	— $	75,779
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Balanced Managed Volatility Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.12%
International Equity Index Fund (a)	1,220,274	$12,056
MidCap S&P 400 Index Fund (a)	359,604	7,005
SmallCap S&P 600 Index Fund (a)	289,926	7,008
		$26,069
Principal Variable Contracts Funds, Inc. Class 1 - 84.91%
Bond Market Index Account (a)	8,222,391	85,842
LargeCap S&P 500 Managed Volatility Index	4,222,349	60,590
Account (a)
		146,432
TOTAL INVESTMENT COMPANIES		$172,501
Total Investments		$172,501
Other Assets and Liabilities - (0.03)%		(49)
TOTAL NET ASSETS - 100.00%		$172,452

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.78%
Domestic Equity Funds	43.26%
International Equity Funds	6.99%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018		Purchases		Sales	March 31, 2019
		Value		Cost		Proceeds	Value
Bond Market Index Account			$79,909		$5,876	$2,320	$85,842
International Equity Index Fund			11,398		95	550	12,056
LargeCap S&P 500 Managed Volatility Index Account			57,667		473	4,641	60,590
MidCap S&P 400 Index Fund			6,581		321	839	7,005
SmallCap S&P 600 Index Fund			6,657		544	977	7,008
			$162,212		$7,309	$9,327	$172,501

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$	— $		(1	) $	— $	2,378
International Equity Index Fund		—		1		—	1,112
LargeCap S&P 500 Managed Volatility Index Account		—		381		—	6,710
MidCap S&P 400 Index Fund		—		(4)		—	946
SmallCap S&P 600 Index Fund		—		6		—	778
	$	— $		383	$	— $	11,924
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Balanced Volatility Control Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held Value (000's)
Exchange-Traded Funds - 20.12%
iShares Core S&P 500 ETF	57,980	$16,499
Principal Funds, Inc. Class R-6 - 15.11%
International Equity Index Fund (a)	580,014	5,731
MidCap S&P 400 Index Fund (a)	170,894	3,329
SmallCap S&P 600 Index Fund (a)	137,776	3,330
		$12,390
Principal Variable Contracts Funds, Inc. Class 1 - 64.82%
Bond Market Index Account (a)	3,908,150	40,801
LargeCap S&P 500 Index Account (a)	664,021	12,357
		53,158
TOTAL INVESTMENT COMPANIES		$82,047
Total Investments		$82,047
Other Assets and Liabilities - (0.05)%		(42)
TOTAL NET ASSETS - 100.00%		$82,005

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.75%
Domestic Equity Funds	23.19%
Investment Companies	20.12%
International Equity Funds	6.99%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018	Purchases			Sales	March 31, 2019
		Value	Cost			Proceeds	Value
Bond Market Index Account		$33,032			$7,627	$941	$40,801
International Equity Index Fund		4,747			803	303	5,731
LargeCap S&P 500 Index Account		10,500			2,463	2,042	12,357
MidCap S&P 400 Index Fund		2,782			570	433	3,329
SmallCap S&P 600 Index Fund		2,789			673	466	3,330
		$53,850			$12,136	$4,185	$65,548

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$	— $	— $			— $	1,083
International Equity Index Fund		—	1			—	483
LargeCap S&P 500 Index Account		—	3			—	1,433
MidCap S&P 400 Index Fund		—	5			—	405
SmallCap S&P 600 Index Fund		—	(7)			—	341
	$	— $	2	$		— $	3,745
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Account

March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.11%
International Equity Index Fund (a)	37,706,180	$372,537
MidCap S&P 400 Index Fund (a)	9,723,035	189,405
SmallCap S&P 600 Index Fund (a)	7,839,115	189,471
		$751,413
Principal Variable Contracts Funds, Inc. Class 1 - 79.92%
Bond Market Index Account (a)	124,494,270	1,299,720
LargeCap S&P 500 Index Account (a)	90,655,208	1,687,094
		2,986,814
TOTAL INVESTMENT COMPANIES		$3,738,227
Total Investments		$3,738,227
Other Assets and Liabilities - (0.03)%		(968)
TOTAL NET ASSETS - 100.00%		$3,737,259

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.28%
Fixed Income Funds	34.78%
International Equity Funds	9.97%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018		Purchases		Sales	March 31, 2019
		Value		Cost		Proceeds	Value
Bond Market Index Account			$1,196,602		$105,889	$38,889	$1,299,720
International Equity Index Fund			348,261		—	9,932	372,537
LargeCap S&P 500 Index Account			1,590,506		—	113,661	1,687,094
MidCap S&P 400 Index Fund			175,905		6,985	18,723	189,405
SmallCap S&P 600 Index Fund			177,962		13,042	22,479	189,471
			$3,489,236		$125,916	$203,684	$3,738,227

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$	— $		(10	) $	— $	36,128
International Equity Index Fund		—		9		—	34,199
LargeCap S&P 500 Index Account		—		3,977		—	206,272
MidCap S&P 400 Index Fund		—		(51)		—	25,289
SmallCap S&P 600 Index Fund		—		456		—	20,490
	$	— $		4,381	$	— $	322,378
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Managed Volatility Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.12%
International Equity Index Fund (a)	3,518,582	$34,764
MidCap S&P 400 Index Fund (a)	907,296	17,674
SmallCap S&P 600 Index Fund (a)	731,497	17,680
		$70,118
Principal Variable Contracts Funds, Inc. Class 1 - 79.91%
Bond Market Index Account (a)	11,617,278	121,285
LargeCap S&P 500 Managed Volatility Index	10,957,440	157,239
Account (a)
		278,524
TOTAL INVESTMENT COMPANIES		$348,642
Total Investments		$348,642
Other Assets and Liabilities - (0.03)%		(95)
TOTAL NET ASSETS - 100.00%		$348,547

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.25%
Fixed Income Funds	34.80%
International Equity Funds	9.98%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018		Purchases		Sales	March 31, 2019
		Value		Cost		Proceeds	Value
Bond Market Index Account			$111,746	$10,047		$3,872	$121,285
International Equity Index Fund			32,517	197		1,137	34,764
LargeCap S&P 500 Managed Volatility Index Account			148,017	887		9,951	157,239
MidCap S&P 400 Index Fund			16,424	740		1,844	17,674
SmallCap S&P 600 Index Fund			16,613	1,303		2,188	17,680
			$325,317	$13,174		$18,992	$348,642

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments			Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$	— $		1	$	— $	3,363
International Equity Index Fund		—		—		—	3,187
LargeCap S&P 500 Managed Volatility Index Account		—		830		—	17,456
MidCap S&P 400 Index Fund		—		(6)		—	2,360
SmallCap S&P 600 Index Fund		—		10		—	1,942
	$	— $		835	$	— $	28,308
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Volatility Control Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held Value (000's)
Exchange-Traded Funds - 20.08%
iShares Core S&P 500 ETF	328,213	$93,396
Principal Funds, Inc. Class R-6 - 20.09%
International Equity Index Fund (a)	4,688,667	46,324
MidCap S&P 400 Index Fund (a)	1,208,712	23,546
SmallCap S&P 600 Index Fund (a)	974,471	23,553
		$93,423
Principal Variable Contracts Funds, Inc. Class 1 - 59.81%
Bond Market Index Account (a)	15,480,356	161,615
LargeCap S&P 500 Index Account (a)	6,262,261	116,541
		278,156
TOTAL INVESTMENT COMPANIES		$464,975
Total Investments		$464,975
Other Assets and Liabilities - 0.02%		94
TOTAL NET ASSETS - 100.00%		$465,069

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.19%
Fixed Income Funds	34.75%
Investment Companies	20.08%
International Equity Funds	9.96%
Other Assets and Liabilities	0.02%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018	Purchases		Sales		March 31, 2019
		Value	Cost		Proceeds		Value
Bond Market Index Account		$132,215	$26,956		$1,838		$161,615
International Equity Index Fund		38,786	5,245		1,632		46,324
LargeCap S&P 500 Index Account		100,102	13,336		10,456		116,541
MidCap S&P 400 Index Fund		19,887	3,429		2,666		23,546
SmallCap S&P 600 Index Fund		19,941	4,156		2,900		23,553
		$310,931	$53,122		$19,492		$371,579

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$	— $	— $			— $	4,282
International Equity Index Fund		—	—			—	3,925
LargeCap S&P 500 Index Account		—	5			—	13,554
MidCap S&P 400 Index Fund		—	85			—	2,811
SmallCap S&P 600 Index Fund		—	28			—	2,328
	$	— $	118	$		— $	26,900
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Income Account

March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.10%
International Equity Index Fund (a)	1,038,707	$10,262
MidCap S&P 400 Index Fund (a)	401,749	7,826
SmallCap S&P 600 Index Fund (a)	323,903	7,829
		$25,917
Principal Variable Contracts Funds, Inc. Class 1 - 89.93%
Bond Market Index Account (a)	15,922,513	166,231
LargeCap S&P 500 Index Account (a)	3,468,454	64,548
		230,779
TOTAL INVESTMENT COMPANIES		$256,696
Total Investments		$256,696
Other Assets and Liabilities - (0.03)%		(71)
TOTAL NET ASSETS - 100.00%		$256,625

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.78%
Domestic Equity Funds	31.25%
International Equity Funds	4.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		December 31, 2018	Purchases		Sales		March 31, 2019
		Value	Cost		Proceeds		Value
Bond Market Index Account		$155,094	$11,914		$5,387		$166,231
International Equity Index Fund		9,727	286		706		10,262
LargeCap S&P 500 Index Account		61,743	1,661		6,988		64,548
MidCap S&P 400 Index Fund		7,374	516		1,122		7,826
SmallCap S&P 600 Index Fund		7,459	766		1,278		7,829
		$241,397	$15,143		$15,481		$256,696

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$	— $	(1	) $		— $	4,611
International Equity Index Fund		—	—			—	955
LargeCap S&P 500 Index Account		—	63			—	8,069
MidCap S&P 400 Index Fund		—	4			—	1,054
SmallCap S&P 600 Index Fund		—	22			—	860
	$	— $	88	$		— $	15,549
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified International Account March 31, 2019 (unaudited)

COMMON STOCKS - 97.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.56%			Distribution & Wholesale - 3.45%
CAE Inc	42,500	$942	Ferguson PLC	28,016	$1,784
Safran SA	14,179	1,943	ITOCHU Corp	137,300	2,489
Thales SA	9,402	1,127	Mitsubishi Corp	100,600	2,801
		$4,012	Sumitomo Corp	131,800	1,827
Agriculture - 0.54%					8,901
Swedish Match AB	27,131	1,384	Diversified Financial Services - 1.69%
Apparel - 2.13%			Housing Development Finance Corp Ltd	47,726	1,356
Adidas AG	5,732	1,394	ORIX Corp	138,300	1,987
Fila Korea Ltd	6,994	481	Shinhan Financial Group Co Ltd	27,048	1,004
LVMH Moet Hennessy Louis Vuitton SE	7,999	2,947			4,347
Moncler SpA	16,233	655	Electric - 2.39%
		5,477	Chubu Electric Power Co Inc	71,400	1,116
Automobile Manufacturers - 4.35%			Enel SpA	314,905	2,018
Ferrari NV	11,647	1,565	Iberdrola SA	268,573	2,358
Guangzhou Automobile Group Co Ltd	594,000	703	Korea Electric Power Corp	25,579	673
Honda Motor Co Ltd	57,300	1,556			6,165
Isuzu Motors Ltd	75,400	993	Electrical Components & Equipment - 0.21%
Kia Motors Corp	53,297	1,661	Delta Electronics Inc	103,000	532
Maruti Suzuki India Ltd	12,609	1,214	Electronics - 1.18%
Toyota Motor Corp	59,800	3,523	Halma PLC	39,095	852
		11,215	Hoya Corp	33,196	2,199
Banks - 10.56%					3,051
Banco do Brasil SA	77,400	958	Energy - Alternate Sources - 0.48%
Bangkok Bank PCL	102,100	696	Vestas Wind Systems A/S	14,812	1,248
Bank Leumi Le-Israel BM	204,204	1,338	Engineering & Construction - 2.30%
Credicorp Ltd	7,623	1,829	ACS Actividades de Construccion y Servicios SA	49,734	2,186
DBS Group Holdings Ltd	80,800	1,508	Larsen & Toubro Ltd	67,591	1,352
DNB ASA	86,659	1,596	Vinci SA	24,495	2,384
Erste Group Bank AG	38,983	1,433			5,922
HDFC Bank Ltd ADR	7,681	890	Food - 5.41%
Industrial Bank Co Ltd	310,000	838	MEIJI Holdings Co Ltd	13,200	1,073
ING Groep NV	143,751	1,742	Nestle India Ltd	3,509	555
Krung Thai Bank PCL	1,682,600	1,019	Nestle SA	64,368	6,138
Lloyds Banking Group PLC	2,879,778	2,333	Seven & i Holdings Co Ltd	35,800	1,351
Macquarie Group Ltd	29,468	2,714	Tesco PLC	671,068	2,031
Mediobanca Banca di Credito Finanziario SpA	183,454	1,910	Uni-President Enterprises Corp	666,000	1,618
Skandinaviska Enskilda Banken AB	66,564	577	WH Group Ltd (b)	593,000	634
Swedbank AB	125,762	1,777	X5 Retail Group NV	22,226	554
Toronto-Dominion Bank/The	55,500	3,012			13,954
United Overseas Bank Ltd	56,500	1,054
		27,224	Food Service - 0.73%
Beverages - 2.30%			Compass Group PLC	79,780	1,877
Coca-Cola Bottlers Japan Holdings Inc	34,000	865	Forest Products & Paper - 0.95%
Coca-Cola HBC AG (a)	33,654	1,148	Mondi PLC	73,240	1,622
Diageo PLC	56,926	2,329	Suzano Papel e Celulose SA	70,900	838
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	81,299	1,577			2,460
		5,919	Healthcare - Products - 1.23%
Biotechnology - 0.83%			Carl Zeiss Meditec AG	10,194	852
CSL Ltd	15,363	2,132	Lonza Group AG (a)	5,190	1,611
			Straumann Holding AG	872	713
Building Materials - 0.45%					3,176
Anhui Conch Cement Co Ltd	160,598	913
China National Building Material Co Ltd	324,000	256	Healthcare - Services - 0.61%
		1,169	ICON PLC (a)	11,587	1,583
Chemicals - 1.56%			Home Builders - 0.78%
Koninklijke DSM NV	11,114	1,212	Persimmon PLC	35,454	1,003
Nitto Denko Corp	22,300	1,176	Taylor Wimpey PLC	445,583	1,019
Nutrien Ltd	30,700	1,619			2,022
		4,007	Home Furnishings - 1.35%
Commercial Services - 0.58%			Howden Joinery Group PLC	165,244	1,046
Brambles Ltd	98,568	824	Sony Corp	57,800	2,440
CCR SA	220,100	658			3,486
		1,482	Insurance - 6.32%
Computers - 1.65%			ASR Nederland NV	28,639	1,193
Capgemini SE	7,445	903	BB Seguridade Participacoes SA	166,331	1,117
Logitech International SA	53,656	2,107	Fairfax Financial Holdings Ltd	2,400	1,112
Obic Co Ltd	12,300	1,244	Hannover Rueck SE	9,124	1,311
		4,254	Legal & General Group PLC	678,249	2,434
			NN Group NV	52,585	2,188

See accompanying notes.

Schedule of Investments

Diversified International Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Semiconductors - 3.50%
Prudential PLC	120,563	$2,417	Samsung Electronics Co Ltd	107,691	$4,248
Swiss Life Holding AG (a)	5,754	2,535	Taiwan Semiconductor Manufacturing Co Ltd	595,140	4,766
Tokio Marine Holdings Inc	40,700	1,972			9,014
		16,279	Software - 2.84%
Internet - 2.98%			Amadeus IT Group SA	24,722	1,982
Alibaba Group Holding Ltd ADR(a)	20,936	3,820	Capcom Co Ltd	37,800	849
Tencent Holdings Ltd	83,793	3,853	Dassault Systemes SE	10,931	1,629
		7,673	SimCorp A/S	1,565	151
Investment Companies - 1.09%			Tech Mahindra Ltd	107,700	1,207
EXOR NV	16,208	1,052	Ubisoft Entertainment SA (a)	16,809	1,499
Investor AB	39,197	1,767			7,317
		2,819	Telecommunications - 5.22%
Iron & Steel - 0.24%			China Mobile Ltd	161,500	1,648
POSCO	2,732	610	Deutsche Telekom AG	100,972	1,678
Machinery - Construction & Mining - 0.43%			Nice Ltd ADR(a)	9,812	1,202
Hitachi Ltd	34,400	1,118	Orange SA	75,038	1,223
Machinery - Diversified - 0.56%			SK Telecom Co Ltd	7,279	1,612
Amada Holdings Co Ltd	59,800	593	SoftBank Group Corp	26,600	2,593
Valmet OYJ	33,058	838	Telefonaktiebolaget LM Ericsson	239,687	2,208
		1,431	Telenor ASA	63,838	1,278
					13,442
Mining - 1.71%			Toys, Games & Hobbies - 0.50%
Anglo American PLC	56,046	1,499
Rio Tinto Ltd	41,637	2,900	Nintendo Co Ltd	4,500	1,290
		4,399	Transportation - 1.33%
Office & Business Equipment - 0.34%			Canadian National Railway Co	38,328	3,431
Konica Minolta Inc	87,500	863	TOTAL COMMON STOCKS		$251,863
			INVESTMENT COMPANIES - 1.64%	Shares Held Value (000's)
Oil & Gas - 6.47%			Money Market Funds - 1.64%
BP PLC	552,498	4,012
China Petroleum & Chemical Corp	1,580,000	1,254	Principal Government Money Market Fund	4,214,752	4,215
Husky Energy Inc	55,400	549	2.33%(c),(d)
			TOTAL INVESTMENT COMPANIES		4,215
LUKOIL PJSC ADR	17,056	1,529	PREFERRED STOCKS - 0.41%	Shares Held Value (000's)
Neste Oyj	25,985	2,770
PTT PCL	1,124,000	1,690	Holding Companies - Diversified - 0.41%
Reliance Industries Ltd	160,688	3,163	Itausa - Investimentos Itau SA 0.08%	350,246	$1,069
Suncor Energy Inc	52,900	1,715	TOTAL PREFERRED STOCKS		1,069
		16,682	Total Investments		$257,147
			Other Assets and Liabilities - 0.22%		562
Pharmaceuticals - 5.44%			TOTAL NET ASSETS - 100.00%		$257,709
Merck KGaA	12,116	1,383
Novartis AG	44,100	4,239
Novo Nordisk A/S	48,329	2,526	(a) Non-income producing security
Roche Holding AG	18,521	5,104	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Teva Pharmaceutical Industries Ltd ADR(a)	48,800	765	1933. These securities may be resold in transactions exempt from registration,
		14,017	normally to qualified institutional buyers. At the end of the period, the value of
Pipelines - 0.49%			these securities totaled $634 or 0.25% of net assets.
TransCanada Corp	28,400	1,275	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Private Equity - 2.81%			Investment Company Act of 1940) or an affiliate as defined by the Investment
3i Group PLC	224,778	2,882	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Brookfield Asset Management Inc	80,513	3,751	shares of the security). Please see affiliated sub-schedule for transactional
Intermediate Capital Group PLC	44,526	619	information.
		7,252	(d) Current yield shown is as of period end.
Real Estate - 2.82%
CK Asset Holdings Ltd	165,000	1,470
LEG Immobilien AG	9,191	1,129
Sunac China Holdings Ltd	153,000	764
Vonovia SE	41,311	2,144
Wharf Real Estate Investment Co Ltd	235,000	1,751
		7,258
REITs - 0.44%
Dexus	125,538	1,136
Retail - 2.93%
Alimentation Couche-Tard Inc	53,523	3,153
ANTA Sports Products Ltd	209,000	1,425
Pan Pacific International Holdings Corp	13,700	907
Wal-Mart de Mexico SAB de CV	775,322	2,073
		7,558

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	14.30%
United Kingdom	11.98%
Switzerland	9.84%
Canada	7.96%
China	5.97%
France	5.29%
Korea, Republic Of	3.99%
Germany	3.84%
India	3.78%
Sweden	2.99%
Netherlands	2.87%
Taiwan, Province Of China	2.69%
Australia	2.64%
Spain	2.54%
Italy	2.39%
Hong Kong	2.14%
Brazil	1.79%
United States	1.64%
Denmark	1.52%
Finland	1.40%
Thailand	1.33%
Israel	1.29%
Norway	1.12%
Singapore	0.99%
Mexico	0.81%
Russian Federation	0.80%
Peru	0.71%
Ireland	0.61%
Austria	0.56%
Other Assets and Liabilities	0.22%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018	Purchases		Sales	March 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$1,664		$17,706	$15,155	$4,215
	$1,664		$17,706	$15,155	$4,215

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$15 $	— $		— $	—
	$15 $	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments Equity Income Account March 31, 2019 (unaudited)

COMMON STOCKS - 98.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.43%			Oil & Gas - 7.29%
Boeing Co/The	8,107	$3,092	Chevron Corp	60,077	$7,400
Airlines - 1.41%			Cimarex Energy Co	109,868	7,680
Delta Air Lines Inc	196,327	10,140	Exxon Mobil Corp	79,990	6,463
Apparel - 0.87%			Marathon Petroleum Corp	184,621	11,050
VF Corp	71,874	6,247	Occidental Petroleum Corp	104,733	6,933
Automobile Manufacturers - 1.63%			Royal Dutch Shell PLC - B shares ADR	200,591	12,828
PACCAR Inc	172,153	11,731			52,354
Automobile Parts & Equipment - 1.48%			Pharmaceuticals - 8.08%
Magna International Inc	218,534	10,640	Johnson & Johnson	35,643	4,983
			Merck & Co Inc	193,596	16,102
Banks - 9.67%			Novartis AG ADR	103,850	9,984
Bank of Nova Scotia/The	216,802	11,551	Pfizer Inc	280,768	11,924
JPMorgan Chase & Co	185,615	18,790	Roche Holding AG ADR	435,948	14,992
PNC Financial Services Group Inc/The	134,224	16,464			57,985
SunTrust Banks Inc	153,557	9,098
US Bancorp	280,640	13,524	Pipelines - 2.01%
		$69,427	Enterprise Products Partners LP	494,930	14,403
Beverages - 0.92%			Private Equity - 2.23%
Coca-Cola Co/The	141,577	6,634	KKR & Co Inc	682,861	16,040
Chemicals - 3.36%			REITs - 4.25%
Air Products & Chemicals Inc	39,494	7,542	Alexandria Real Estate Equities Inc	41,074	5,856
Albemarle Corp	60,274	4,941	Digital Realty Trust Inc	108,478	12,909
DowDuPont Inc	118,388	6,311	Simon Property Group Inc	64,302	11,716
PPG Industries Inc	47,142	5,321			30,481
		24,115	Retail - 3.57%
Computers - 3.24%			Costco Wholesale Corp	53,114	12,861
Accenture PLC - Class A	32,456	5,713	Starbucks Corp	172,114	12,795
Apple Inc	92,191	17,512			25,656
		23,225	Semiconductors - 3.75%
Diversified Financial Services - 4.17%			Applied Materials Inc	201,919	8,008
BlackRock Inc	32,011	13,681	Microchip Technology Inc	128,497	10,660
Discover Financial Services	228,375	16,251	Taiwan Semiconductor Manufacturing Co Ltd	200,933	8,231
		29,932	ADR
					26,899
Electric - 7.49%			Software - 3.09%
Eversource Energy	142,098	10,082
NextEra Energy Inc	49,494	9,568	Fidelity National Information Services Inc	66,963	7,574
Sempra Energy	94,740	11,924	Microsoft Corp	74,346	8,768
WEC Energy Group Inc	136,332	10,781	SAP SE ADR	50,745	5,859
Xcel Energy Inc	202,972	11,409			22,201
		53,764	Telecommunications - 3.64%
Electronics - 1.15%			BCE Inc	280,845	12,467
Honeywell International Inc	51,895	8,247	Verizon Communications Inc	231,053	13,662
					26,129
Food - 3.74%			Toys, Games & Hobbies - 2.06%
Hormel Foods Corp	223,271	9,994
Kroger Co/The	331,140	8,146	Hasbro Inc	173,642	14,763
Tyson Foods Inc	125,138	8,688	Transportation - 1.46%
		26,828	Union Pacific Corp	62,507	10,451
Healthcare - Products - 5.48%			TOTAL COMMON STOCKS		$706,366
Abbott Laboratories	173,197	13,845	INVESTMENT COMPANIES - 1.40%	Shares Held Value (000's)
Becton Dickinson and Co	44,969	11,230	Money Market Funds - 1.40%
Medtronic PLC	156,705	14,273	Principal Government Money Market Fund	10,074,430	10,074
		39,348	2.33%(a),(b)
			TOTAL INVESTMENT COMPANIES		10,074
Healthcare - Services - 0.86%			Total Investments		$716,440
HCA Healthcare Inc	47,153	6,148	Other Assets and Liabilities - 0.19%		1,390
Insurance - 6.51%			TOTAL NET ASSETS - 100.00%		$717,830
Allstate Corp/The	105,711	9,956
Chubb Ltd	112,647	15,779
Fidelity National Financial Inc	337,253	12,327	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Swiss Re AG ADR	353,824	8,630	Investment Company Act of 1940) or an affiliate as defined by the Investment
		46,692	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Machinery - Diversified - 1.12%			shares of the security). Please see affiliated sub-schedule for transactional
Deere & Co	50,483	8,069	information.
Media - 1.38%			(b) Current yield shown is as of period end.
Walt Disney Co/The	89,185	9,902
Miscellaneous Manufacturers - 2.07%
3M Co	21,617	4,492
Parker-Hannifin Corp	60,200	10,331
		14,823

See accompanying notes.

Schedule of Investments
Equity Income Account
March 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	26.83%
Consumer, Non-cyclical	19.08%
Consumer, Cyclical	11.02%
Technology	10.08%
Energy	9.30%
Utilities	7.49%
Industrial	6.23%
Communications	5.02%
Basic Materials	3.36%
Investment Companies	1.40%
Other Assets and Liabilities	0.19%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018	Purchases		Sales	March 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$8,817		$18,808	$17,551	$10,074
	$8,817		$18,808	$17,551	$10,074

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$57 $	— $		— $	—
	$57 $	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 1.16%	Shares Held Value (000's)			Principal
Money Market Funds - 1.16%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	2,561,863	$2,562	Mortgage Backed Securities (continued)
2.33%(a),(b)			Fannie Mae REMICS
TOTAL INVESTMENT COMPANIES		$2,562	1.51%, 06/25/2045(c),(d)	$4,717	$277
	Principal		3.00%, 04/25/2042	998	997
BONDS - 29.65%	Amount (000's) Value (000's)		3.00%, 02/25/2043	466	469
Commercial Mortgage Backed Securities - 12.40%			3.00%, 01/25/2046	776	779
CD 2017-CD3 Mortgage Trust			3.00%, 05/25/2048	216	214
3.98%, 02/10/2050(c)	$1,000	$1,024	3.50%, 01/25/2040(d)	2,776	253
COMM 2014-CCRE19 Mortgage Trust			3.50%, 11/25/2042	2,500	2,600
4.71%, 08/10/2047(c)	600	622	3.50%, 03/25/2048(d)	2,252	240
COMM 2014-UBS5 Mortgage Trust			4.00%, 12/25/2039(d)	1,408	155
4.61%, 09/10/2047(c)	1,000	1,011	4.00%, 11/25/2042(d)	1,906	360
Freddie Mac Multifamily Structured Pass			4.00%, 03/25/2045	1,000	1,094
Through Certificates			4.00%, 04/25/2047	650	691
2.65%, 08/25/2026	850	841	4.50%, 04/25/2045(d)	3,462	767
3.19%, 09/25/2027(c)	1,330	1,357	7.00%, 04/25/2032	120	135
3.29%, 11/25/2027	1,100	1,131	Freddie Mac REMICS
3.44%, 12/25/2027	1,000	1,040	1.32%, 05/15/2038(c),(d)	4,038	163
3.60%, 01/25/2028	1,330	1,399	1.50%, 04/15/2028	1,055	1,021
3.65%, 02/25/2028(c)	700	738	2.50%, 11/15/2032	1,000	984
3.90%, 04/25/2028	700	752	2.50%, 02/15/2043	982	964
Ginnie Mae			3.00%, 11/15/2030(d)	2,487	148
0.52%, 06/16/2060(c),(d)	7,445	414	3.00%, 11/15/2035	950	935
0.56%, 10/16/2054(c),(d)	10,416	304	3.00%, 06/15/2040	501	505
0.57%, 12/16/2059(c),(d)	7,810	430	3.00%, 10/15/2041	410	414
0.58%, 03/16/2060(c),(d)	4,893	290	3.00%, 04/15/2046	315	318
0.59%, 04/16/2047(c),(d)	10,165	383	3.50%, 03/15/2029	329	342
0.59%, 02/16/2060(c),(d)	11,357	671	3.50%, 08/15/2040(d)	2,814	299
0.61%, 11/16/2045(c),(d)	15,650	552	3.50%, 05/15/2043	855	879
0.72%, 11/16/2052(c),(d)	13,887	568	3.50%, 09/15/2043	1,200	1,220
0.80%, 09/16/2053(c),(d)	9,720	400	4.00%, 05/15/2039	4,200	4,331
0.84%, 02/16/2053(c),(d)	11,144	602	4.00%, 01/15/2045	1,295	1,385
0.84%, 02/16/2055(c),(d)	21,954	707	4.00%, 04/15/2045	585	618
0.87%, 03/16/2052(c),(d)	10,905	636	Ginnie Mae
0.98%, 02/16/2046(c),(d)	11,747	573	3.50%, 12/20/2034(d)	923	15
2.60%, 05/16/2059	682	652	3.50%, 05/20/2039	106	106
2.60%, 03/16/2060	1,162	1,113	3.50%, 05/20/2043(d)	4,400	783
GS Mortgage Securities Trust 2014-GC20			3.50%, 10/20/2044(d)	5,414	814
4.97%, 04/10/2047(c)	300	305	3.50%, 11/20/2045	930	945
JP Morgan Chase Commercial Mortgage			4.00%, 02/20/2044(d)	3,429	584
Securities Trust 2011-C5			4.00%, 04/20/2044(d)	1,752	288
5.38%, 08/15/2046(c),(e)	2,000	2,089	4.00%, 01/20/2048(d)	1,977	360
JP Morgan Chase Commercial Mortgage			JP Morgan Mortgage Trust 2016-4
Securities Trust 2013-C16			3.50%, 10/25/2046(c),(e)	774	770
4.96%, 12/15/2046(c)	1,800	1,925	JP Morgan Mortgage Trust 2017-3
JPMDB Commercial Mortgage Securities Trust			3.86%, 08/25/2047(c),(e)	577	577
2018-C8			JP Morgan Mortgage Trust 2018-8
4.75%, 06/15/2051(c)	500	529	4.00%, 01/25/2049(c),(e)	1,041	1,041
WFRBS Commercial Mortgage Trust 2013-C14			New Residential Mortgage Loan Trust 2014-1
3.98%, 06/15/2046(c),(e)	1,000	915	5.00%, 01/25/2054(c),(e)	1,576	1,647
WFRBS Commercial Mortgage Trust 2014-C23			New Residential Mortgage Loan Trust 2015-2
4.38%, 10/15/2057(c)	1,000	1,044	5.55%, 08/25/2055(c),(e)	1,127	1,218
WFRBS Commercial Mortgage Trust 2014-LC14			Sequoia Mortgage Trust 2013-2
4.34%, 03/15/2047(c)	2,450	2,469	3.64%, 02/25/2043(c)	760	763
		$27,486	Sequoia Mortgage Trust 2017-5
Home Equity Asset Backed Securities - 0.37%			3.50%, 08/25/2047(c),(e)	347	343
ACE Securities Corp Mortgage Loan Trust Series			Sequoia Mortgage Trust 2018-5
2007-D1			3.50%, 05/25/2048(c),(e)	657	650
6.93%, 02/25/2038(c),(e)	852	811			35,626
Mortgage Backed Securities - 16.07%			Other Asset Backed Securities - 0.81%
EverBank Mortgage Loan Trust 18-1			Chase Funding Trust Series 2004-1
3.50%, 02/25/2048(c),(e)	649	648	2.95%, 12/25/2033	97	97
Fannie Mae Grantor Trust 2005-T1			1.00 x 1 Month USD LIBOR + 0.46%
2.84%, 05/25/2035	228	227	CNH Equipment Trust 2016-C
1.00 x 1 Month USD LIBOR + 0.35%			1.76%, 09/15/2023	500	493
Fannie Mae Interest Strip			Towd Point Mortgage Trust
3.50%, 12/25/2043(c),(d)	1,632	290	4.25%, 10/25/2053(c),(e)	550	573

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2017-6			6.50%, 04/01/2024	$2	$2
3.25%, 10/25/2057(c),(e)	$700	$642	6.50%, 04/01/2026	2	2
		1,805	6.50%, 05/01/2026	3	3
TOTAL BONDS		65,728	6.50%, 05/01/2026	1	1
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 01/01/2028	4	4
AGENCY OBLIGATIONS - 68.81%	Amount (000's) Value (000's)		6.50%, 03/01/2028	2	3
Federal Home Loan Mortgage Corporation (FHLMC) - 15.31%			6.50%, 10/01/2028	16	18
2.00%, 10/01/2031	$756	$737	6.50%, 11/01/2028	4	4
2.50%, 02/01/2028	720	720	6.50%, 12/01/2028	8	9
3.00%, 02/01/2027	260	264	6.50%, 03/01/2029	4	4
3.00%, 01/01/2033	1,002	1,014	6.50%, 07/01/2031	19	21
3.00%, 08/01/2042	759	760	6.50%, 08/01/2031	5	6
3.00%, 10/01/2042	1,129	1,130	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	556	556	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	1,074	1,075	6.50%, 12/01/2031	14	15
3.00%, 05/01/2043	783	784	6.50%, 02/01/2032	14	15
3.00%, 10/01/2046	826	826	6.50%, 05/01/2032	35	40
3.00%, 01/01/2047	1,075	1,075	6.50%, 04/01/2035	6	7
3.50%, 02/01/2032	1,189	1,223	7.00%, 09/01/2023	5	5
3.50%, 04/01/2042	1,711	1,748	7.00%, 12/01/2023	2	2
3.50%, 05/01/2042	607	620	7.00%, 01/01/2024	2	3
3.50%, 07/01/2042	2,177	2,225	7.00%, 09/01/2027	4	4
3.50%, 02/01/2044	891	908	7.00%, 01/01/2028	31	33
3.50%, 08/01/2045	922	944	7.00%, 04/01/2028	15	16
3.50%, 07/01/2046	746	763	7.00%, 05/01/2028	2	3
3.50%, 01/01/2047	2,052	2,101	7.00%, 10/01/2031	12	13
3.50%, 01/01/2048	1,081	1,107	7.00%, 10/01/2031	6	7
4.00%, 07/01/2042	781	820	7.00%, 04/01/2032	50	57
4.00%, 01/01/2043	1,054	1,098	7.50%, 10/01/2030	9	10
4.00%, 04/01/2043	1,344	1,410	7.50%, 02/01/2031	8	9
4.00%, 06/01/2043	1,264	1,321	7.50%, 02/01/2031	4	4
4.00%, 10/01/2045	1,281	1,343	7.50%, 02/01/2031	3	3
4.00%, 08/01/2047	1,559	1,635	8.00%, 10/01/2030	16	19
4.00%, 01/01/2048	1,299	1,367	8.50%, 07/01/2029	17	17
4.00%, 06/01/2048	926	973			$33,932
4.50%, 09/01/2032	13	14	Federal National Mortgage Association (FNMA) - 36.91%
1.00 x US Treasury Yield Curve Rate T			2.00%, 02/01/2032	450	438
Note Constant Maturity 1 Year + 2.23%			2.50%, 06/01/2027	1,166	1,165
4.50%, 11/01/2043	979	1,046	2.50%, 08/01/2028	787	786
5.00%, 10/01/2025	124	131	2.50%, 12/01/2031	894	890
5.00%, 02/01/2033	163	175	2.50%, 09/01/2032	601	600
5.00%, 06/01/2033	180	193	3.00%, 05/01/2029	867	877
5.00%, 01/01/2034	509	549	3.00%, 08/01/2031	1,720	1,741
5.00%, 07/01/2035	102	110	3.00%, 10/01/2036	652	659
5.00%, 07/01/2035	10	11	3.00%, 10/01/2042	1,558	1,559
5.00%, 07/01/2035	23	25	3.00%, 11/01/2042	1,721	1,722
5.00%, 10/01/2035	47	51	3.00%, 12/01/2042	1,529	1,530
5.50%, 03/01/2033	112	123	3.00%, 02/01/2043	1,075	1,076
5.50%, 04/01/2038	7	8	3.00%, 04/01/2043	993	996
5.50%, 05/01/2038	41	45	3.00%, 06/01/2043	1,920	1,921
6.00%, 12/01/2023	3	3	3.00%, 08/01/2043	1,337	1,338
6.00%, 05/01/2031	12	13	3.00%, 09/01/2046	1,574	1,577
6.00%, 12/01/2031	13	15	3.00%, 10/01/2046	1,078	1,076
6.00%, 09/01/2032	7	7	3.00%, 11/01/2046	1,642	1,643
6.00%, 11/01/2033	51	56	3.00%, 01/01/2047	960	960
6.00%, 11/01/2033	23	25	3.50%, 08/01/2031	866	888
6.00%, 09/01/2034	52	57	3.50%, 02/01/2033	1,286	1,320
6.00%, 02/01/2035	50	55	3.50%, 02/01/2042	1,198	1,227
6.00%, 10/01/2036	48	52	3.50%, 09/01/2042	1,976	2,022
6.00%, 03/01/2037	40	43	3.50%, 11/01/2042	1,334	1,364
6.00%, 01/01/2038	87	98	3.50%, 12/01/2042	1,395	1,427
6.00%, 01/01/2038	8	8	3.50%, 02/01/2043	504	517
6.00%, 04/01/2038	50	55	3.50%, 09/01/2044	2,066	2,123
6.50%, 08/01/2021	1	1	3.50%, 10/01/2044	639	657
6.50%, 12/01/2021	8	8	3.50%, 11/01/2044	622	641
6.50%, 04/01/2022	11	12	3.50%, 03/01/2045	640	655
6.50%, 05/01/2022	7	7	3.50%, 03/01/2045	1,490	1,523
6.50%, 05/01/2023	12	12	3.50%, 06/01/2045	1,068	1,098

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2045	$930	$952	6.00%, 07/01/2037	$140	$154
3.50%, 10/01/2045	709	729	6.00%, 11/01/2037	3	3
3.50%, 11/01/2045	732	750	6.00%, 12/01/2037	8	9
3.50%, 01/01/2046	712	732	6.00%, 03/01/2038	63	69
3.50%, 03/01/2046	507	521	6.50%, 11/01/2023	17	19
3.50%, 04/01/2046	1,113	1,143	6.50%, 05/01/2024	6	7
3.50%, 03/01/2047	1,057	1,086	6.50%, 09/01/2024	10	11
3.50%, 10/01/2047	794	815	6.50%, 07/01/2025	10	11
4.00%, 01/01/2034	548	572	6.50%, 08/01/2025	17	18
4.00%, 10/01/2037	1,028	1,066	6.50%, 02/01/2026	3	3
4.00%, 02/01/2041	1,507	1,578	6.50%, 03/01/2026	2	2
4.00%, 02/01/2042	874	914	6.50%, 05/01/2026	3	3
4.00%, 08/01/2043	503	528	6.50%, 06/01/2026	1	1
4.00%, 10/01/2043	433	451	6.50%, 07/01/2028	9	10
4.00%, 04/01/2044	334	351	6.50%, 09/01/2028	16	18
4.00%, 08/01/2044	569	598	6.50%, 02/01/2029	2	3
4.00%, 10/01/2044	1,668	1,730	6.50%, 03/01/2029	5	6
4.00%, 11/01/2044	541	568	6.50%, 04/01/2029	4	5
4.00%, 12/01/2044	906	951	6.50%, 06/01/2031	10	11
4.00%, 02/01/2045	931	977	6.50%, 06/01/2031	9	10
4.00%, 08/01/2045	884	928	6.50%, 01/01/2032	4	4
4.00%, 09/01/2045	1,971	2,069	6.50%, 04/01/2032	24	27
4.00%, 05/01/2046	1,656	1,736	6.50%, 08/01/2032	10	11
4.00%, 07/01/2046	762	800	6.50%, 11/01/2032	15	16
4.00%, 07/01/2047	1,103	1,158	6.50%, 02/01/2033	19	21
4.00%, 10/01/2047	966	1,014	6.50%, 12/01/2036	33	38
4.00%, 12/01/2047	887	932	6.50%, 07/01/2037	16	18
4.33%, 07/01/2034	20	21	6.50%, 07/01/2037	27	31
1.00 x US Treasury Yield Curve Rate T			6.50%, 02/01/2038	30	34
Note Constant Maturity 1 Year + 2.21%			7.00%, 08/01/2028	16	18
4.47%, 12/01/2033	115	119	7.00%, 12/01/2028	14	15
1.00 x 12 Month USD LIBOR + 1.60%			7.00%, 10/01/2029	14	16
4.50%, 12/01/2019	3	3	7.00%, 05/01/2031	4	4
4.50%, 01/01/2020	11	12	7.00%, 11/01/2031	21	23
4.50%, 08/01/2039	1,744	1,857	7.50%, 04/01/2022	1	1
4.50%, 03/01/2042	457	489	7.50%, 11/01/2029	12	13
4.50%, 09/01/2043	1,838	1,962	8.00%, 05/01/2027	8	8
4.50%, 10/01/2043	968	1,034	8.00%, 09/01/2027	3	3
4.50%, 11/01/2043	1,087	1,160	8.00%, 06/01/2030	2	2
4.50%, 09/01/2045	790	841	8.50%, 10/01/2027	26	26
4.50%, 10/01/2045	1,008	1,075			81,803
4.50%, 11/01/2045	1,453	1,546	Government National Mortgage Association (GNMA) - 6.89%
4.50%, 09/01/2048	1,925	2,061	3.00%, 11/15/2042	976	984
4.77%, 12/01/2032	12	12	3.00%, 12/15/2042	1,757	1,774
1.00 x 12 Month USD LIBOR + 1.64%			3.00%, 02/15/2043	1,492	1,505
5.00%, 05/01/2033	1,257	1,366	3.50%, 01/15/2043	1,231	1,264
5.00%, 04/01/2035	121	131	3.50%, 05/15/2043	1,390	1,427
5.00%, 04/01/2035	97	105	3.50%, 06/20/2043	830	851
5.00%, 07/01/2035	5	6	3.50%, 04/20/2045	815	834
5.00%, 02/01/2038	396	431	3.50%, 06/20/2046	115	118
5.00%, 02/01/2040	1,383	1,508	3.50%, 02/20/2047	871	889
5.00%, 07/01/2041	1,090	1,188	3.50%, 05/20/2047	992	1,019
5.50%, 07/01/2019	1	1	3.50%, 11/20/2047	768	785
5.50%, 08/01/2019	8	8	4.00%, 08/15/2041	1,001	1,043
5.50%, 08/01/2019	1	1	4.00%, 07/20/2047	998	1,037
5.50%, 08/01/2019	1	1	4.50%, 07/15/2040	542	570
5.50%, 09/01/2019	3	3	5.00%, 09/15/2033	5	6
5.50%, 10/01/2019	1	1	5.00%, 02/15/2034	307	330
5.50%, 05/01/2024	8	9	5.00%, 09/15/2039	40	42
5.50%, 05/01/2033	15	15	5.50%, 11/15/2033	28	30
5.50%, 06/01/2033	61	67	5.50%, 05/20/2035	130	142
5.50%, 02/01/2037	4	5	5.50%, 03/15/2039	87	93
5.50%, 03/01/2038	114	126	6.00%, 04/20/2026	4	5
6.00%, 06/01/2022	12	13	6.00%, 05/20/2026	3	3
6.00%, 11/01/2028	13	14	6.00%, 03/20/2028	2	3
6.00%, 12/01/2031	7	7	6.00%, 06/20/2028	14	15
6.00%, 01/01/2033	53	59	6.00%, 07/20/2028	7	8
6.00%, 05/01/2037	165	179	6.00%, 02/20/2029	8	8

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(a) Affiliated Security. Security is either an affiliate (and registered under the
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		Investment Company Act of 1940) or an affiliate as defined by the Investment
Government National Mortgage Association (GNMA) (continued)			Company Act of 1940 (controls 5.0% or more of the outstanding voting
6.00%, 03/20/2029	$15	$17	shares of the security). Please see affiliated sub-schedule for transactional
6.00%, 07/20/2029	17	19	information.
6.00%, 07/20/2033	119	134	(b) Current yield shown is as of period end.
6.50%, 12/20/2025	9	10	(c) Certain variable rate securities are not based on a published reference rate
6.50%, 02/20/2026	6	7	and spread but are determined by the issuer or agent and are based on current
6.50%, 03/20/2031	10	12	market conditions. These securities do not indicate a reference rate and
6.50%, 04/20/2031	11	13	spread in their description. Rate shown is the rate in effect as of period end.
7.00%, 01/15/2028	1	1	(d) Security is an Interest Only Strip.
7.00%, 01/15/2028	4	5	(e) Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 01/15/2028	1	1	1933. These securities may be resold in transactions exempt from registration,
7.00%, 01/15/2028	3	3	normally to qualified institutional buyers. At the end of the period, the value of
7.00%, 01/15/2028	1	1	these securities totaled $11,924 or 5.38% of net assets.
7.00%, 03/15/2028	57	59
7.00%, 05/15/2028	7	6	Portfolio Summary (unaudited)
7.00%, 01/15/2029	12	13	Sector	Percent
7.00%, 03/15/2029	4	4	Mortgage Securities	87.58%
7.00%, 05/15/2031	8	9	Government	9.70%
7.00%, 09/15/2031	30	34	Asset Backed Securities	1.18%
7.00%, 06/15/2032	118	132	Investment Companies	1.16%
7.50%, 02/15/2023	1	1	Other Assets and Liabilities	0.38%
7.50%, 04/15/2023	6	6	TOTAL NET ASSETS	100.00%
7.50%, 09/15/2023	1	1
7.50%, 09/15/2023	1	1
7.50%, 10/15/2023	4	4
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	1	1
8.00%, 08/15/2026	2	2
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		15,286
U.S. Treasury - 9.70%
1.13%, 03/31/2020	2,200	2,173
2.00%, 02/15/2025	2,700	2,656
2.13%, 12/31/2022	2,400	2,390
3.13%, 05/15/2021	2,500	2,542
4.25%, 11/15/2040	2,150	2,693
4.50%, 02/15/2036	2,000	2,533
5.25%, 11/15/2028	2,800	3,476
6.25%, 08/15/2023	2,600	3,030
		21,493
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		152,514
Total Investments		$220,804
Other Assets and Liabilities - 0.38%		843
TOTAL NET ASSETS - 100.00%		$221,647

Affiliated Securities	December 31, 2018		Purchases	Sales	March 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$1,278		$9,758	$8,474	$2,562
	$1,278		$9,758	$8,474	$2,562

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.33%	$7	$	— $	— $	—
	$7	$	— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2019 (unaudited)

COMMON STOCKS - 2.89%	Shares Held Value (000's)			Principal
Electric - 0.16%			BONDS (continued)	Amount (000’s) Value (000’s)
GenOn Energy - Class A (a),(b)	2,032	$284	Biotechnology - 2.53%
Oil & Gas - 0.18%			Amgen Inc
Riviera Resources Inc (a)	16,155	226	3.63%, 05/15/2022	$500	$512
Roan Resources Inc (a)	16,155	99	3.88%, 11/15/2021	1,000	1,027
		$325	Celgene Corp
Transportation - 2.55%			3.45%, 11/15/2027	500	494
Trailer Bridge Inc (a),(b),(c),(d)	25,472	4,642	3.90%, 02/20/2028	500	510
TOTAL COMMON STOCKS		$5,251	Gilead Sciences Inc
INVESTMENT COMPANIES - 2.10%	Shares Held Value (000's)		3.65%, 03/01/2026	1,000	1,020
Money Market Funds - 2.10%			4.40%, 12/01/2021	1,000	1,039
Principal Government Money Market Fund	3,817,726	3,818			4,602
2.33%(e),(f)			Chemicals - 0.13%
TOTAL INVESTMENT COMPANIES		3,818	Westlake Chemical Corp
	Principal		3.60%, 08/15/2026	250	242
BONDS - 61.13%	Amount (000's) Value (000's)		Commercial Services - 0.71%
Apparel - 0.25%			ERAC USA Finance LLC
Under Armour Inc			7.00%, 10/15/2037(g)	1,000	1,283
3.25%, 06/15/2026	$500	$456	Computers - 0.95%
Automobile Floor Plan Asset Backed Securities - 1.52%			Apple Inc
Ally Master Owner Trust			2.40%, 05/03/2023	1,750	1,733
2.91%, 06/15/2022	1,000	1,002	Credit Card Asset Backed Securities - 0.28%
1.00 x 1 Month USD LIBOR + 0.43%			Cabela's Credit Card Master Note Trust
Ford Credit Floorplan Master Owner Trust A			3.15%, 07/17/2023	500	502
2.88%, 10/15/2023	1,000	1,000	1.00 x 1 Month USD LIBOR + 0.67%
1.00 x 1 Month USD LIBOR + 0.40%			Diversified Financial Services - 1.07%
Navistar Financial Dealer Note Master Owner			Jefferies Group LLC
Trust II			6.25%, 01/15/2036	1,425	1,476
3.12%, 09/25/2023(g)	750	751	Jefferies Group LLC / Jefferies Group Capital
1.00 x 1 Month USD LIBOR + 0.63%			Finance Inc
		$2,753	4.15%, 01/23/2030	500	458
Banks - 9.53%					1,934
Bank of New York Mellon Corp/The			Electric - 7.95%
2.80%, 05/04/2026	500	491	Black Hills Corp
Citigroup Inc			4.35%, 05/01/2033	500	515
3.88%, 03/26/2025	1,000	1,007	Entergy Louisiana LLC
4.50%, 01/14/2022	1,000	1,043	3.25%, 04/01/2028	500	499
Goldman Sachs Group Inc/The			4.20%, 09/01/2048	500	520
5.38%, 03/15/2020	2,000	2,047	Entergy Texas Inc
ING Bank NV			2.55%, 06/01/2021	500	494
5.00%, 06/09/2021(g)	1,000	1,046	GenOn Energy Inc - Escrow
JPMorgan Chase & Co			0.00%, 10/15/2020(a),(b),(d)	750	—
3.63%, 05/13/2024	1,000	1,028	GenOn Energy Inc / NRG Americas Inc
6.22%, 04/29/2049(h)	717	721	9.39%, 12/01/2023	163	161
3 Month USD LIBOR + 3.47%			6 Month USD LIBOR + 6.50%
Morgan Stanley			LG&E & KU Energy LLC
5.50%, 07/28/2021	1,000	1,058	4.38%, 10/01/2021	1,000	1,027
6.25%, 08/09/2026	850	984	Metropolitan Edison Co
PNC Financial Services Group Inc/The			3.50%, 03/15/2023(g)	1,000	1,011
6.75%, 07/29/2049(h),(i)	2,000	2,125	Oncor Electric Delivery Co LLC
3 Month USD LIBOR + 3.68%			5.75%, 03/15/2029	2,000	2,389
SunTrust Bank/Atlanta GA			PacifiCorp
2.75%, 05/01/2023	1,000	992	5.25%, 06/15/2035	850	968
SunTrust Banks Inc			6.25%, 10/15/2037	500	639
2.70%, 01/27/2022	500	498	Solar Star Funding LLC
US Bancorp			5.38%, 06/30/2035(g)	1,386	1,485
3.15%, 04/27/2027	2,000	2,012	Southwestern Electric Power Co
3.60%, 09/11/2024	250	258	3.55%, 02/15/2022	1,000	1,012
Wells Fargo & Co			3.85%, 02/01/2048	1,000	941
6.38%, 12/31/2049(h)	2,000	2,012	TransAlta Corp
3 Month USD LIBOR + 3.77%			4.50%, 11/15/2022	1,750	1,768
		17,322	Tucson Electric Power Co
Beverages - 0.68%			3.85%, 03/15/2023	1,000	1,017
Anheuser-Busch Cos LLC / Anheuser-Busch					14,446
InBev Worldwide Inc			Environmental Control - 0.84%
4.70%, 02/01/2036(g)	500	499	Advanced Disposal Services Inc
Anheuser-Busch InBev Worldwide Inc			5.63%, 11/15/2024(g)	500	510
2.50%, 07/15/2022	750	743
		1,242

See accompanying notes.

Schedule of Investments Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Environmental Control (continued)			Oil & Gas Services - 2.73%
Republic Services Inc			Archrock Partners LP / Archrock Partners Finance
3.55%, 06/01/2022	$1,000	$1,022	Corp
		1,532	6.00%, 04/01/2021	$2,000	$1,999
Food - 0.28%			Schlumberger Holdings Corp
Kraft Heinz Foods Co			3.63%, 12/21/2022(g)	500	514
3.95%, 07/15/2025	500	504	4.00%, 12/21/2025(g)	500	515
Healthcare - Services - 1.87%			Weatherford International Ltd
Encompass Health Corp			4.50%, 04/15/2022	250	175
5.75%, 11/01/2024	500	506	5.13%, 09/15/2020	2,000	1,760
HCA Inc					4,963
7.50%, 11/06/2033	250	287	Other Asset Backed Securities - 1.50%
Roche Holdings Inc			Drug Royalty II LP 2
2.94%, 09/30/2019(g)	500	501	3.48%, 07/15/2023(g)	288	287
3 Month USD LIBOR + 0.34%			Drug Royalty III LP 1
Surgery Center Holdings Inc			5.29%, 04/15/2027(g)	439	443
8.88%, 04/15/2021(g)	2,000	2,094	1.00 x 3 Month USD LIBOR + 2.50%
		3,388	Trafigura Securitisation Finance PLC 2017-1
Housewares - 0.26%			3.33%, 12/15/2020(g)	1,000	999
Newell Brands Inc			1.00 x 1 Month USD LIBOR + 0.85%
4.20%, 04/01/2026	500	477	Verizon Owner Trust 2017-3
Insurance - 2.23%			2.76%, 04/20/2022(g)	1,000	1,001
Fidelity National Financial Inc			1.00 x 1 Month USD LIBOR + 0.27%
4.50%, 08/15/2028(g)	1,000	1,012			2,730
First American Financial Corp			Packaging & Containers - 0.60%
4.30%, 02/01/2023	2,000	2,034	Sealed Air Corp
Prudential Financial Inc			6.88%, 07/15/2033(g)	1,000	1,080
7.38%, 06/15/2019	1,000	1,009	Pharmaceuticals - 0.55%
		4,055	AbbVie Inc
Internet - 0.44%			2.90%, 11/06/2022	1,000	998
Amazon.com Inc			Pipelines - 4.50%
4.05%, 08/22/2047	750	794	ANR Pipeline Co
Iron & Steel - 0.86%			9.63%, 11/01/2021	1,000	1,163
Allegheny Technologies Inc			Buckeye Partners LP
5.95%, 01/15/2021	1,000	1,025	3.95%, 12/01/2026	500	476
7.88%, 08/15/2023	500	542	4.35%, 10/15/2024	500	507
		1,567	Columbia Pipeline Group Inc
Media - 3.35%			4.50%, 06/01/2025	1,000	1,044
Comcast Corp			El Paso Natural Gas Co LLC
6.45%, 03/15/2037	2,000	2,547	7.50%, 11/15/2026	2,100	2,559
Time Warner Cable LLC			Plains All American Pipeline LP / PAA Finance
6.55%, 05/01/2037	1,500	1,657	Corp
6.75%, 06/15/2039	500	558	4.50%, 12/15/2026	500	512
Walt Disney Co/The			Southeast Supply Header LLC
6.40%, 12/15/2035(g)	1,000	1,327	4.25%, 06/15/2024(g)	750	756
		6,089	Southern Natural Gas Co LLC
			8.00%, 03/01/2032	850	1,157
Oil & Gas - 4.50%					8,174
BP Capital Markets America Inc
3.94%, 09/21/2028	1,000	1,048	REITs - 7.50%
Nabors Industries Inc			Alexandria Real Estate Equities Inc
5.00%, 09/15/2020	1,000	1,005	4.30%, 01/15/2026	1,000	1,037
5.50%, 01/15/2023	250	239	4.60%, 04/01/2022	1,250	1,307
Petro-Canada			CBL & Associates LP
9.25%, 10/15/2021	1,075	1,236	5.95%, 12/15/2026	500	365
Phillips 66			CubeSmart LP
4.30%, 04/01/2022	1,000	1,043	4.80%, 07/15/2022	2,000	2,089
Rowan Cos Inc			Healthcare Realty Trust Inc
4.88%, 06/01/2022	750	698	3.63%, 01/15/2028	1,000	970
W&T Offshore Inc			Hospitality Properties Trust
9.75%, 11/01/2023(g)	250	249	4.65%, 03/15/2024	750	763
Whiting Petroleum Corp			4.95%, 02/15/2027	1,000	991
5.75%, 03/15/2021	1,250	1,264	5.00%, 08/15/2022	750	777
XTO Energy Inc			Omega Healthcare Investors Inc
6.75%, 08/01/2037	1,000	1,396	5.25%, 01/15/2026	500	523
		8,178	Physicians Realty LP
			4.30%, 03/15/2027	1,000	994
			Ventas Realty LP / Ventas Capital Corp
			3.25%, 08/15/2022	1,750	1,765

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Federal National Mortgage Association (FNMA) (continued)
Weyerhaeuser Co			3.50%, 03/01/2042	$412	$420
4.70%, 03/15/2021	$2,000	$2,056	3.50%, 04/01/2042	800	817
		13,637	3.50%, 02/01/2043	518	530
Savings & Loans - 0.30%			3.50%, 03/01/2045	640	654
First Niagara Financial Group Inc			3.50%, 06/01/2045	1,189	1,213
7.25%, 12/15/2021	500	552	3.50%, 11/01/2045	829	845
Software - 0.82%			3.50%, 05/01/2046	735	747
Oracle Corp			4.00%, 09/01/2040	996	1,038
2.50%, 05/15/2022	500	498	4.00%, 10/01/2041	525	545
2.95%, 05/15/2025	1,000	999	4.00%, 10/01/2041	359	373
		1,497	4.00%, 11/01/2041	574	595
Telecommunications - 2.40%			4.00%, 04/01/2042	325	337
Corning Inc			4.00%, 11/01/2043	444	462
4.75%, 03/15/2042	750	780	4.00%, 11/01/2043	1,205	1,259
Qwest Corp			4.00%, 02/01/2044	1,425	1,489
6.75%, 12/01/2021	2,000	2,128	4.00%, 09/01/2044	415	429
Sprint Corp			4.00%, 09/01/2045	1,342	1,386
7.88%, 09/15/2023	250	262	4.00%, 08/01/2046	1,045	1,087
Sprint Spectrum Co LLC / Sprint Spectrum Co II			4.00%, 01/01/2047	772	796
LLC / Sprint Spectrum Co III LLC			4.50%, 08/01/2040	611	646
3.36%, 03/20/2023(g)	156	156	4.50%, 12/01/2040	379	400
5.15%, 03/20/2028(g)	500	509	4.50%, 08/01/2041	402	425
T-Mobile USA Inc			4.50%, 05/01/2044	534	563
6.38%, 03/01/2025	500	520	4.50%, 06/01/2046	557	584
		4,355	4.50%, 05/01/2047	1,617	1,693
			4.50%, 05/01/2047	374	391
Transportation - 0.00%			6.50%, 04/01/2032	28	31
Trailer Bridge Inc					24,614
0.00%, 11/15/2019(a),(b),(d)	2,000	—
TOTAL BONDS		111,085	Government National Mortgage Association (GNMA) - 0.00%
SENIOR FLOATING RATE INTERESTS	Principal		9.00%, 02/15/2025	2	2
- 0.67%	Amount (000's) Value (000's)		U.S. Treasury - 13.27%
Pipelines - 0.27%			1.63%, 11/15/2022	1,000	979
BCP Renaissance Parent LLC			1.75%, 05/15/2022	2,000	1,971
6.25%, 10/31/2024(j)	$496	$494	2.00%, 11/15/2021	1,000	994
US LIBOR + 3.50%			2.00%, 11/15/2026	1,000	976
			2.50%, 05/15/2024	1,000	1,012
Software - 0.40%			2.63%, 11/15/2020	2,000	2,009
Ivanti Software Inc			2.75%, 02/15/2024	1,000	1,023
11.50%, 01/20/2025(j)	750	721	2.75%, 11/15/2047	1,000	986
US LIBOR + 9.00%			2.88%, 05/15/2043	1,000	1,015
TOTAL SENIOR FLOATING RATE INTERESTS		1,215	2.88%, 08/15/2045	1,000	1,013
U.S. GOVERNMENT & GOVERNMENT	Principal		2.88%, 11/15/2046	1,000	1,012
AGENCY OBLIGATIONS - 32.41%	Amount (000's) Value (000's)		3.00%, 11/15/2044	1,000	1,037
Federal Home Loan Mortgage Corporation (FHLMC) - 5.59%			3.13%, 05/15/2021	1,000	1,017
3.00%, 10/01/2042	$556	$556	3.13%, 08/15/2044	1,000	1,060
3.00%, 11/01/2042	555	555	3.38%, 05/15/2044	1,000	1,105
3.00%, 12/01/2046	1,350	1,346	3.38%, 11/15/2048	1,000	1,113
3.50%, 10/01/2041	540	552	3.50%, 02/15/2039	1,000	1,133
3.50%, 04/01/2042	663	677	3.63%, 02/15/2044	1,000	1,150
3.50%, 04/01/2042	1,351	1,380	3.75%, 08/15/2041	1,000	1,170
3.50%, 04/01/2045	626	639	3.75%, 11/15/2043	2,000	2,345
3.50%, 03/01/2048	1,397	1,427			24,120
4.00%, 02/01/2045	350	362	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 02/01/2046	674	697	OBLIGATIONS		58,896
4.00%, 06/01/2046	727	751	Total Investments		$180,265
4.50%, 07/01/2039	734	780	Other Assets and Liabilities - 0.80%		1,461
4.50%, 10/01/2041	406	430	TOTAL NET ASSETS - 100.00%		$181,726
5.00%, 08/01/2019	5	5
9.00%, 01/01/2025	2	3
		$10,160	(a) Non-income producing security
Federal National Mortgage Association (FNMA) - 13.55%			(b)	The value of these investments was determined using significant unobservable
3.00%, 03/01/2042	1,008	1,009	inputs.
3.00%, 03/01/2042	919	920	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
3.00%, 05/01/2042	515	515	information.
3.00%, 06/01/2042	467	468
3.00%, 06/01/2042	945	946
3.50%, 12/01/2040	737	752
3.50%, 12/01/2041	244	249

See accompanying notes.

Schedule of Investments Income Account March 31, 2019 (unaudited)

(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,642 or 2.55% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,028 or 9.92% of net assets.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	20.63%
Mortgage Securities	19.14%
Government	13.27%
Energy	12.18%
Utilities	8.11%
Consumer, Non-cyclical	6.62%
Communications	6.19%
Industrial	3.99%
Asset Backed Securities	3.30%
Technology	2.17%
Investment Companies	2.10%
Basic Materials	0.99%
Consumer, Cyclical	0.51%
Other Assets and Liabilities	0.80%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$1,795			$8,135	$6,112	$3,818
	$1,795			$8,135	$6,112	$3,818

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$14	$	— $		— $	—
	$14	$	— $		— $	—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016			$2,764	$4,642	2.55%
Total					$4,642	2.55%
Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Account March 31, 2019 (unaudited)

COMMON STOCKS - 97.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 0.69%			Electric - 1.20%
KT&G Corp	6,920	$631	China Longyuan Power Group Corp Ltd	705,000	$491
Apparel - 2.08%			Korea Electric Power Corp	22,955	604
Eclat Textile Co Ltd	26,000	350			1,095
Feng TAY Enterprise Co Ltd	64,000	454	Electrical Components & Equipment - 0.87%
Fila Korea Ltd	8,807	606	Delta Electronics Inc	154,000	796
Makalot Industrial Co Ltd	69,000	484	Engineering & Construction - 1.23%
		$1,894	China Railway Construction Corp Ltd	504,000	661
Automobile Manufacturers - 1.55%			Larsen & Toubro Ltd	22,739	455
Guangzhou Automobile Group Co Ltd	220,000	260			1,116
Hyundai Motor Co	5,507	581	Food - 2.90%
Kia Motors Corp	18,382	573	Charoen Pokphand Foods PCL	666,500	536
		1,414	Indofood Sukses Makmur Tbk PT	499,600	224
Automobile Parts & Equipment - 1.13%			Magnit PJSC	27,268	385
Weichai Power Co Ltd	643,000	1,032	Nestle India Ltd	1,520	240
Banks - 13.63%			Uni-President Enterprises Corp	307,000	746
Absa Group Ltd	42,910	454	X5 Retail Group NV	20,397	509
Axis Bank Ltd (a)	87,577	981			2,640
Banco do Brasil SA	30,200	374	Forest Products & Paper - 1.00%
Banco Santander Brasil SA	27,600	308	Mondi PLC	16,386	363
Bangkok Bank PCL	99,700	679	Suzano Papel e Celulose SA	46,300	547
Bank Negara Indonesia Persero Tbk PT (a)	355,100	235			910
Bank Rakyat Indonesia Persero Tbk PT	2,746,400	798	Gas - 0.93%
China Construction Bank Corp	1,666,902	1,431	GAIL India Ltd	114,689	576
Credicorp Ltd	4,547	1,091	Perusahaan Gas Negara Persero Tbk	1,625,500	269
Grupo Financiero Banorte SAB de CV	185,000	1,005			845
HDFC Bank Ltd	19,441	652	Home Furnishings - 0.60%
Industrial & Commercial Bank of China Ltd	1,066,000	783	Haier Electronics Group Co Ltd	189,000	550
Industrial Bank Co Ltd	220,396	596	Insurance - 5.09%
Malayan Banking Bhd	304,000	691	AIA Group Ltd	101,000	1,010
OTP Bank Nyrt	21,104	930	BB Seguridade Participacoes SA	37,700	253
PT Bank Central Asia Tbk	226,700	442	China Life Insurance Co Ltd	190,000	512
Sberbank of Russia PJSC ADR	73,183	972	IRB Brasil Resseguros S/A	27,600	641
		12,422	Ping An Insurance Group Co of China Ltd	143,500	1,616
Beverages - 1.28%			Porto Seguro SA	11,700	161
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	36,100	700	Powszechny Zaklad Ubezpieczen SA	42,187	445
Thai Beverage PCL	747,200	467			4,638
		1,167	Internet - 15.53%
Building Materials - 1.14%			58.com Inc ADR(a)	5,900	388
Anhui Conch Cement Co Ltd	123,496	702	Alibaba Group Holding Ltd ADR(a)	24,393	4,450
China Lesso Group Holdings Ltd	30,000	19	Autohome Inc ADR(a)	4,540	477
China National Building Material Co Ltd	398,000	315	Baidu Inc ADR(a)	5,249	865
		1,036	Just Dial Ltd (a)	45,109	393
Chemicals - 0.52%			Naspers Ltd	8,680	2,023
Lotte Chemical Corp	1,857	476	Pinduoduo Inc ADR(a)	18,942	470
Coal - 0.10%			Tencent Holdings Ltd	103,000	4,737
Yanzhou Coal Mining Co Ltd	96,000	94	Weibo Corp ADR(a)	5,668	351
Commercial Services - 1.78%					14,154
CCR SA	129,400	387	Iron & Steel - 1.56%
New Oriental Education & Technology Group Inc	7,099	639	Cia Siderurgica Nacional SA	98,700	408
ADR(a)			POSCO	1,195	267
TAL Education Group ADR(a)	16,509	596	Vale SA	57,221	748
		1,622			1,423
Computers - 0.80%			Mining - 2.18%
Tata Consultancy Services Ltd	25,188	728	Anglo American PLC	29,086	778
Distribution & Wholesale - 0.26%			BHP Group PLC	30,928	746
Posco International Corp	15,149	237	Grupo Mexico SAB de CV	169,800	465
Diversified Financial Services - 5.70%					1,989
Bajaj Finance Ltd	15,957	696	Miscellaneous Manufacturers - 0.99%
Capitec Bank Holdings Ltd	6,394	599	Escorts Ltd	39,409	453
China Cinda Asset Management Co Ltd	918,000	255	Largan Precision Co Ltd	3,000	450
CTBC Financial Holding Co Ltd	810,000	538			903
Housing Development Finance Corp Ltd	20,101	571	Oil & Gas - 9.68%
Muthoot Finance Ltd	62,167	552	China Petroleum & Chemical Corp	902,000	716
Old Mutual Ltd	408,607	620	CNOOC Ltd	411,000	765
REC Ltd	176,184	388	Indian Oil Corp Ltd	178,219	420
Shinhan Financial Group Co Ltd	26,247	975	Kunlun Energy Co Ltd	438,000	458
		5,194	LUKOIL PJSC ADR	29,311	2,628
			Oil & Natural Gas Corp Ltd	220,607	509

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Oil & Gas (continued)			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Petroleo Brasileiro SA	45,600	$361	1933. These securities may be resold in transactions exempt from registration,
PTT PCL	808,500	1,216	normally to qualified institutional buyers. At the end of the period, the value of
Reliance Industries Ltd	59,180	1,165	these securities totaled $350 or 0.38% of net assets.
SK Holdings Co Ltd	2,450	585	(c)	Affiliated Security. Security is either an affiliate (and registered under the
		8,823	Investment Company Act of 1940) or an affiliate as defined by the Investment
Pharmaceuticals - 1.35%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Aurobindo Pharma Ltd	37,728	427	shares of the security). Please see affiliated sub-schedule for transactional
China National Accord Medicines Corp Ltd	50,198	385	information.
Hypera SA	63,600	421	(d) Current yield shown is as of period end.
		1,233
Real Estate - 1.78%			Portfolio Summary (unaudited)
Future Land Development Holdings Ltd	206,000	256	Country	Percent
Guangzhou R&F Properties Co Ltd	190,400	413	China	31.47%
Sunac China Holdings Ltd	191,000	954	Korea, Republic Of	11.27%
		1,623	Taiwan, Province Of China	11.09%
Retail - 3.43%			India	10.67%
ANTA Sports Products Ltd	109,000	743	Brazil	7.22%
Atacadao Distribuicao Comercio e Industria Ltda	68,500	352	Russian Federation	4.93%
Wal-Mart de Mexico SAB de CV	488,500	1,306	South Africa	4.06%
Yum China Holdings Inc	16,147	725	Hong Kong	3.84%
		3,126	Thailand	3.17%
Semiconductors - 11.40%			Mexico	3.04%
Chipbond Technology Corp	280,000	648	Indonesia	2.17%
Hua Hong Semiconductor Ltd (b)	149,000	350	United Kingdom	1.25%
Novatek Microelectronics Corp	94,000	605	Peru	1.20%
Realtek Semiconductor Corp	120,000	711	United States	1.20%
Samsung Electronics Co Ltd	96,475	3,805	Hungary	1.02%
SK Hynix Inc	7,453	489	Australia	0.82%
Taiwan Semiconductor Manufacturing Co Ltd	472,164	3,782	Malaysia	0.76%
		10,390	Poland	0.49%
Software - 1.22%			Other Assets and Liabilities	0.33%
Momo Inc ADR(a)	15,396	588	TOTAL NET ASSETS	100.00%
Tech Mahindra Ltd	46,726	524
		1,112
Telecommunications - 2.86%
Accton Technology Corp	138,000	560
China Mobile Ltd	123,000	1,255
China Telecom Corp Ltd	644,000	358
SK Telecom Co Ltd	1,959	434
		2,607
Textiles - 0.35%
Cia Hering	41,300	314
Transportation - 0.25%
Pacific Basin Shipping Ltd	1,043,000	225
TOTAL COMMON STOCKS		$88,459
INVESTMENT COMPANIES - 1.20%	Shares Held Value (000's)
Money Market Funds - 1.20%
Principal Government Money Market Fund	1,092,221	1,092
2.33%(c),(d)
TOTAL INVESTMENT COMPANIES		1,092
PREFERRED STOCKS - 1.41%	Shares Held Value (000's)
Banks - 0.55%
Banco Bradesco SA 0.19%	45,800	$501
Oil & Gas - 0.86%
Petroleo Brasileiro SA 0.02%	110,000	782
TOTAL PREFERRED STOCKS		1,283
Total Investments		$90,834
Other Assets and Liabilities - 0.33%		301
TOTAL NET ASSETS - 100.00%		$91,135

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2019 (unaudited)

Affiliated Securities	December 31, 2018	Purchases		Sales	March 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$2,711		$11,922	$13,541	$1,092
	$2,711		$11,922	$13,541	$1,092

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$9 $	— $		— $	—
	$9 $	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 31, 2019 (unaudited)

COMMON STOCKS - 98.17%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.65%			Software - 9.46%
Boeing Co/The	5,000	$1,907	Microsoft Corp	53,330	$6,290
Apparel - 2.02%			salesforce.com Inc (a)	10,100	1,599
NIKE Inc	27,700	2,333	ServiceNow Inc (a)	12,393	3,055
Banks - 1.98%					10,944
SVB Financial Group (a)	10,315	2,294	Telecommunications - 2.62%
Biotechnology - 1.99%			Cisco Systems Inc	56,250	3,037
Vertex Pharmaceuticals Inc (a)	12,504	2,300	TOTAL COMMON STOCKS		$113,629
Commercial Services - 3.84%			INVESTMENT COMPANIES - 1.81%	Shares Held Value (000's)
PayPal Holdings Inc (a)	23,900	2,482	Money Market Funds - 1.81%
Worldpay Inc (a)	17,300	1,963	Principal Government Money Market Fund	2,099,092	2,099
		$4,445	2.33%(b),(c)
			TOTAL INVESTMENT COMPANIES		2,099
Computers - 3.18%			Total Investments		$115,728
Apple Inc	19,350	3,675	Other Assets and Liabilities - 0.02%		18
Cosmetics & Personal Care - 4.67%			TOTAL NET ASSETS - 100.00%		$115,746
Estee Lauder Cos Inc/The	14,961	2,477
Procter & Gamble Co/The	28,200	2,934
		5,411	(a) Non-income producing security
Diversified Financial Services - 6.78%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Mastercard Inc	16,748	3,943	Investment Company Act of 1940) or an affiliate as defined by the Investment
Visa Inc	25,008	3,906	Company Act of 1940 (controls 5.0% or more of the outstanding voting
		7,849	shares of the security). Please see affiliated sub-schedule for transactional
Entertainment - 1.72%			information.
Live Nation Entertainment Inc (a)	31,300	1,989	(c) Current yield shown is as of period end.
Healthcare - Products - 11.25%
Abbott Laboratories	29,200	2,334	Portfolio Summary (unaudited)
ABIOMED Inc (a)	4,300	1,228	Sector		Percent
Boston Scientific Corp (a)	55,100	2,115	Consumer, Non-cyclical		27.03%
Intuitive Surgical Inc (a)	6,547	3,736	Communications		22.89%
Thermo Fisher Scientific Inc	13,203	3,614	Technology		21.68%
		13,027	Consumer, Cyclical		12.97%
Internet - 20.27%			Financial		8.76%
Alphabet Inc - A Shares (a)	4,984	5,866	Industrial		3.89%
Amazon.com Inc (a)	2,949	5,251	Investment Companies		1.81%
Facebook Inc (a)	17,800	2,967	Energy		0.95%
Lyft Inc (a)	16,062	1,258	Other Assets and Liabilities		0.02%
Netflix Inc (a)	7,032	2,507	TOTAL NET ASSETS		100.00%
RingCentral Inc (a)	30,900	3,331
Twitter Inc (a)	69,400	2,282
		23,462
Leisure Products & Services - 1.61%
Royal Caribbean Cruises Ltd	16,300	1,868
Machinery - Diversified - 2.24%
Deere & Co	16,196	2,589
Office & Business Equipment - 3.33%
Zebra Technologies Corp (a)	18,400	3,855
Oil & Gas - 0.95%
Diamondback Energy Inc	10,887	1,105
Pharmaceuticals - 5.28%
DexCom Inc (a)	15,700	1,870
Eli Lilly & Co	18,200	2,362
Sarepta Therapeutics Inc (a)	15,800	1,883
		6,115
Retail - 7.62%
Chipotle Mexican Grill Inc (a)	4,100	2,912
Lululemon Athletica Inc (a)	9,950	1,631
Starbucks Corp	29,800	2,215
Ulta Beauty Inc (a)	5,900	2,058
		8,816
Semiconductors - 5.71%
Analog Devices Inc	22,500	2,368
Intel Corp	34,800	1,869
Xilinx Inc	18,700	2,371
		6,608

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 31, 2019 (unaudited)

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$2,326			$11,403	$11,630	$2,099
	$2,326			$11,403	$11,630	$2,099

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$15	$	— $		— $	—
	$15	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I March 31, 2019 (unaudited)

COMMON STOCKS - 96.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.01%			Biotechnology - 1.56%
Interpublic Group of Cos Inc/The	170	$3	Alexion Pharmaceuticals Inc (a)	6,444	$871
Omnicom Group Inc	502	37	Alnylam Pharmaceuticals Inc (a)	259	24
		$40	Amgen Inc	1,970	374
Aerospace & Defense - 3.27%			Biogen Inc (a)	624	148
Boeing Co/The	22,298	8,505	BioMarin Pharmaceutical Inc (a)	577	51
General Dynamics Corp	283	48	Bluebird Bio Inc (a)	120	19
Harris Corp	410	65	Celgene Corp (a)	2,304	218
HEICO Corp	171	16	Exact Sciences Corp (a)	393	34
HEICO Corp - Class A	292	25	Exelixis Inc (a)	958	23
Lockheed Martin Corp	549	165	Gilead Sciences Inc	3,168	206
Northrop Grumman Corp	5,839	1,574	Illumina Inc (a)	354	110
Raytheon Co	699	127	Incyte Corp (a)	576	50
Spirit AeroSystems Holdings Inc	10,925	1,000	Ionis Pharmaceuticals Inc (a)	410	33
TransDigm Group Inc (a)	167	76	Regeneron Pharmaceuticals Inc (a)	1,936	795
		11,601	Sage Therapeutics Inc (a)	158	25
Agriculture - 0.54%			Seattle Genetics Inc (a)	357	26
Altria Group Inc	6,965	400	Vertex Pharmaceuticals Inc (a)	13,798	2,538
Philip Morris International Inc	17,034	1,506			5,545
		1,906	Building Materials - 0.05%
Airlines - 0.04%			Armstrong World Industries Inc	203	16
Delta Air Lines Inc	389	20	Eagle Materials Inc	142	12
Southwest Airlines Co	2,085	108	Lennox International Inc	126	33
		128	Martin Marietta Materials Inc	189	38
Apparel - 0.49%			Masco Corp	774	31
Capri Holdings Ltd (a)	319	15	Vulcan Materials Co	407	48
Carter's Inc	172	17			178
Columbia Sportswear Co	32	3	Chemicals - 1.51%
Hanesbrands Inc	1,323	24	Axalta Coating Systems Ltd (a)	305	8
NIKE Inc	19,164	1,614	Celanese Corp	286	28
Skechers U.S.A. Inc (a)	285	10	Chemours Co/The	580	22
Under Armour Inc - Class A (a)	514	11	FMC Corp	182	14
Under Armour Inc - Class C (a)	549	10	International Flavors & Fragrances Inc	161	21
VF Corp	603	52	Linde PLC	792	139
		1,756	LyondellBasell Industries NV	655	55
Automobile Manufacturers - 0.24%			NewMarket Corp	28	12
PACCAR Inc	10,970	747	PPG Industries Inc	155	17
Tesla Inc (a)	332	93	RPM International Inc	104	6
		840	Sherwin-Williams Co/The	11,586	4,990
			Versum Materials Inc	416	21
Automobile Parts & Equipment - 0.57%			Westlake Chemical Corp	130	9
Allison Transmission Holdings Inc	464	21	WR Grace & Co	167	13
Aptiv PLC	24,756	1,968			5,355
Lear Corp	51	7
Visteon Corp (a)	83	6	Commercial Services - 5.30%
WABCO Holdings Inc (a)	193	25	Automatic Data Processing Inc	2,009	321
		2,027	Booz Allen Hamilton Holding Corp	541	31
			Bright Horizons Family Solutions Inc (a)	177	23
Banks - 0.30%			Cintas Corp	22,056	4,458
BOK Financial Corp	24	2	CoreLogic Inc/United States (a)	255	10
Comerica Inc	47	3	CoStar Group Inc (a)	126	59
East West Bancorp Inc	54	3	Ecolab Inc	437	77
Morgan Stanley	22,763	961	Euronet Worldwide Inc (a)	123	18
Northern Trust Corp	194	17	FleetCor Technologies Inc (a)	9,339	2,303
Pinnacle Financial Partners Inc	128	7	Gartner Inc (a)	324	49
Signature Bank/New York NY	115	15	Global Payments Inc	14,210	1,940
State Street Corp	54	4	Grand Canyon Education Inc (a)	170	19
SVB Financial Group (a)	137	30	H&R Block Inc	286	7
Synovus Financial Corp	202	7	Moody's Corp	404	73
Texas Capital Bancshares Inc (a)	135	7	Morningstar Inc	72	9
Western Alliance Bancorp (a)	218	9	PayPal Holdings Inc (a)	85,484	8,877
		1,065	Robert Half International Inc	435	28
Beverages - 1.26%			Rollins Inc	567	24
Brown-Forman Corp - A Shares	176	9	S&P Global Inc	610	128
Brown-Forman Corp - B Shares	62,226	3,284	Sabre Corp	901	19
Coca-Cola Co/The	10,582	496	Service Corp International/US	332	13
Constellation Brands Inc	378	66	ServiceMaster Global Holdings Inc (a)	483	23
Keurig Dr Pepper Inc	597	17	Square Inc (a)	1,002	75
Monster Beverage Corp (a)	970	53	Total System Services Inc	641	61
PepsiCo Inc	4,455	546	TransUnion	664	44
		4,471	Verisk Analytics Inc	560	74

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electrical Components & Equipment (continued)
WEX Inc (a)	156	$30	Hubbell Inc	155	$18
Worldpay Inc (a)	69	8	Littelfuse Inc	77	14
		18,801			202
Computers - 2.94%			Electronics - 3.28%
Accenture PLC - Class A	2,621	461	Allegion PLC	309	28
Apple Inc	28,902	5,490	Amphenol Corp	46,714	4,412
Cognizant Technology Solutions Corp	1,278	93	Coherent Inc (a)	78	11
Dell Technologies Inc (a)	145	9	FLIR Systems Inc	141	7
EPAM Systems Inc (a)	198	33	Fortive Corp	70,942	5,951
Fortinet Inc (a)	530	44	Gentex Corp	777	16
Genpact Ltd	113,211	3,983	Honeywell International Inc	6,668	1,060
International Business Machines Corp	1,606	227	Mettler-Toledo International Inc (a)	85	61
NCR Corp (a)	479	13	National Instruments Corp	362	16
NetApp Inc	949	66	Waters Corp (a)	239	60
		10,419			11,622
Consumer Products - 0.09%			Engineering & Construction - 0.00%
Avery Dennison Corp	291	33	frontdoor Inc (a)	279	10
Church & Dwight Co Inc	685	49	Entertainment - 0.01%
Clorox Co/The	368	59	International Game Technology PLC	136	2
Kimberly-Clark Corp	1,322	164	Lions Gate Entertainment Corp - A shares	36	1
		305	Lions Gate Entertainment Corp - B shares	79	1
Cosmetics & Personal Care - 1.32%			Live Nation Entertainment Inc (a)	463	29
Colgate-Palmolive Co	385	26	Madison Square Garden Co/The (a)	7	2
Estee Lauder Cos Inc/The	28,208	4,670			35
		4,696	Environmental Control - 0.39%
Distribution & Wholesale - 0.07%			Republic Services Inc	106	9
Copart Inc (a)	723	44	Waste Connections Inc	13,646	1,209
Fastenal Co	1,001	64	Waste Management Inc	1,679	174
HD Supply Holdings Inc (a)	282	12			1,392
KAR Auction Services Inc	498	26	Food - 0.07%
LKQ Corp (a)	277	8	Campbell Soup Co	410	15
Pool Corp	144	24	General Mills Inc	906	47
Watsco Inc	106	15	Hershey Co/The	424	49
WW Grainger Inc	159	48	Kellogg Co	414	24
		241	McCormick & Co Inc/MD	25	4
Diversified Financial Services - 5.83%			Post Holdings Inc (a)	127	14
American Express Co	1,747	191	Sprouts Farmers Market Inc (a)	420	9
Ameriprise Financial Inc	91	12	Sysco Corp	1,158	77
Capital One Financial Corp	367	30	US Foods Holding Corp (a)	49	2
Cboe Global Markets Inc	351	33			241
Charles Schwab Corp/The	55,678	2,381	Forest Products & Paper - 0.00%
CME Group Inc	101	17	International Paper Co	180	8
Credit Acceptance Corp (a)	36	16	Hand & Machine Tools - 0.01%
Discover Financial Services	527	38	Lincoln Electric Holdings Inc	246	21
E*TRADE Financial Corp	213	10	Healthcare - Products - 9.10%
Eaton Vance Corp	395	16	ABIOMED Inc (a)	142	41
Evercore Inc - Class A	146	13	Baxter International Inc	664	54
Intercontinental Exchange Inc	17,119	1,303	Becton Dickinson and Co	11,643	2,907
Lazard Ltd	389	14	Bio-Techne Corp	130	26
LPL Financial Holdings Inc	300	21	Boston Scientific Corp (a)	2,573	99
Mastercard Inc	3,367	793	Bruker Corp	223	9
OneMain Holdings Inc	61	2	Cantel Medical Corp	142	9
Raymond James Financial Inc	147	12	Cooper Cos Inc/The	34	10
Santander Consumer USA Holdings Inc	116	2	Danaher Corp	40,825	5,390
SEI Investments Co	439	23	Edwards Lifesciences Corp (a)	22,325	4,271
Synchrony Financial	1,453	46	Henry Schein Inc (a)	140	8
T Rowe Price Group Inc	727	73	Hill-Rom Holdings Inc	172	18
TD Ameritrade Holding Corp	20,117	1,005	ICU Medical Inc (a)	62	15
Virtu Financial Inc	193	5	IDEXX Laboratories Inc (a)	292	65
Visa Inc	93,589	14,618	Integra LifeSciences Holdings Corp (a)	222	12
Western Union Co/The	645	12	Intuitive Surgical Inc (a)	16,746	9,555
		20,686	Masimo Corp (a)	171	24
Electric - 0.28%			ResMed Inc	482	50
Sempra Energy	7,765	977	Stryker Corp	18,315	3,618
Electrical Components & Equipment - 0.06%			Teleflex Inc	34	10
AMETEK Inc	201	17	Thermo Fisher Scientific Inc	22,018	6,027
Emerson Electric Co	2,154	147	Varian Medical Systems Inc (a)	322	46
Energizer Holdings Inc	125	6

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet (continued)
West Pharmaceutical Services Inc	85	$9	VeriSign Inc (a)	376	$68
		32,273	Zendesk Inc (a)	386	33
Healthcare - Services - 3.38%					68,627
Anthem Inc	6,738	1,934	Iron & Steel - 0.00%
Catalent Inc (a)	170	7	Steel Dynamics Inc	141	5
Centene Corp (a)	14,958	794	Leisure Products & Services - 0.01%
Charles River Laboratories International Inc (a)	132	19	Brunswick Corp/DE	76	4
Chemed Corp	59	19	Polaris Industries Inc	214	18
DaVita Inc (a)	265	14			22
Encompass Health Corp	380	22	Lodging - 0.70%
HCA Healthcare Inc	17,734	2,312	Choice Hotels International Inc	137	11
Humana Inc	4,436	1,180	Extended Stay America Inc	546	10
Laboratory Corp of America Holdings (a)	46	7	Hilton Grand Vacations Inc (a)	361	11
Molina Healthcare Inc (a)	196	28	Hilton Worldwide Holdings Inc	17,159	1,426
UnitedHealth Group Inc	19,157	4,737	Las Vegas Sands Corp	15,008	915
WellCare Health Plans Inc (a)	3,381	912	Marriott International Inc/MD	687	86
		11,985	Wyndham Destinations Inc	389	16
Home Builders - 0.04%			Wyndham Hotels & Resorts Inc	345	17
DR Horton Inc	742	31			2,492
Lennar Corp - A Shares	575	28	Machinery - Construction & Mining - 0.85%
Lennar Corp - B Shares	134	5	BWX Technologies Inc	57,092	2,831
NVR Inc (a)	11	30	Caterpillar Inc	1,280	173
PulteGroup Inc	400	11			3,004
Thor Industries Inc	189	12	Machinery - Diversified - 1.81%
Toll Brothers Inc	328	12	Cummins Inc	201	32
		129	Curtiss-Wright Corp	49	6
Housewares - 0.01%			Deere & Co	786	126
Scotts Miracle-Gro Co/The	73	6	Gardner Denver Holdings Inc (a)	271	7
Toro Co/The	395	27	Graco Inc	637	32
		33	IDEX Corp	265	40
Insurance - 0.18%			Middleby Corp/The (a)	134	17
Alleghany Corp (a)	7	4	Nordson Corp	205	27
American International Group Inc	314	14	Rockwell Automation Inc	419	73
Aon PLC	869	148	Roper Technologies Inc	17,616	6,024
Arch Capital Group Ltd (a)	264	9	Xylem Inc/NY	364	29
Axis Capital Holdings Ltd	53	3			6,413
Berkshire Hathaway Inc - Class B (a)	892	179	Media - 0.23%
Brown & Brown Inc	71	2	AMC Networks Inc (a)	167	9
Erie Indemnity Co	67	12	Cable One Inc	15	15
Everest Re Group Ltd	59	13	CBS Corp	1,097	52
Markel Corp (a)	5	5	Charter Communications Inc (a)	297	103
Marsh & McLennan Cos Inc	577	54	FactSet Research Systems Inc	124	31
Progressive Corp/The	2,181	157	Sirius XM Holdings Inc	5,557	31
RenaissanceRe Holdings Ltd	19	3	Walt Disney Co/The	5,184	576
Travelers Cos Inc/The	327	45			817
Voya Financial Inc	62	3	Mining - 0.00%
		651	Livent Corp (a)	153	2
Internet - 19.35%			Southern Copper Corp	289	11
Alibaba Group Holding Ltd ADR(a)	34,659	6,324			13
Alphabet Inc - A Shares (a)	7,142	8,406	Miscellaneous Manufacturers - 0.14%
Alphabet Inc - C Shares (a)	8,715	10,226	3M Co	1,156	240
Amazon.com Inc (a)	12,305	21,912	AO Smith Corp	536	29
Booking Holdings Inc (a)	3,403	5,938	Hexcel Corp	127	9
CDW Corp/DE	543	52	Illinois Tool Works Inc	804	115
eBay Inc	480	18	Ingersoll-Rand PLC	875	94
Expedia Group Inc	413	49	Parker-Hannifin Corp	102	18
F5 Networks Inc (a)	233	36	Textron Inc	189	10
Facebook Inc (a)	50,581	8,431			515
GoDaddy Inc (a)	598	45
IAC/InterActiveCorp (a)	5,247	1,103	Office & Business Equipment - 0.01%
Match Group Inc	203	11	Zebra Technologies Corp (a)	201	42
Netflix Inc (a)	6,266	2,234	Oil & Gas - 0.05%
Okta Inc (a)	325	27	Anadarko Petroleum Corp	570	26
Palo Alto Networks Inc (a)	317	77	Apache Corp	90	3
RingCentral Inc (a)	262	28	Cabot Oil & Gas Corp	1,080	28
Tencent Holdings Ltd ADR	76,274	3,507	Cimarex Energy Co	46	3
TripAdvisor Inc (a)	370	19	Concho Resources Inc	88	10
Twitter Inc (a)	2,357	77	Continental Resources Inc/OK (a)	167	8
Uber Technologies Inc - Class A (a),(b),(c),(d)	116	6	Diamondback Energy Inc	90	9

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			Retail (continued)
EOG Resources Inc	320	$30	Chipotle Mexican Grill Inc (a)	82	$58
Parsley Energy Inc (a)	636	12	Costco Wholesale Corp	16,356	3,960
Pioneer Natural Resources Co	227	35	Darden Restaurants Inc	236	29
		164	Dollar General Corp	15,775	1,882
Oil & Gas Services - 0.03%			Dollar Tree Inc (a)	161	17
Halliburton Co	3,212	94	Domino's Pizza Inc	140	36
RPC Inc	137	2	Dunkin' Brands Group Inc	296	22
		96	Gap Inc/The	145	4
Packaging & Containers - 0.02%			Home Depot Inc/The	4,144	795
Berry Global Group Inc (a)	230	12	L Brands Inc	275	8
Crown Holdings Inc (a)	429	24	Lowe's Cos Inc	3,308	362
Graphic Packaging Holding Co	203	3	Lululemon Athletica Inc (a)	324	53
Packaging Corp of America	315	31	McDonald's Corp	4,924	935
Sealed Air Corp	286	13	Michaels Cos Inc/The (a)	275	3
Silgan Holdings Inc	104	3	MSC Industrial Direct Co Inc	124	10
		86	Nordstrom Inc	464	21
Pharmaceuticals - 4.78%			Nu Skin Enterprises Inc	57	3
AbbVie Inc	4,977	401	O'Reilly Automotive Inc (a)	191	74
Agios Pharmaceuticals Inc (a)	155	10	Restaurant Brands International Inc	15,145	986
Alkermes PLC (a)	504	18	Ross Stores Inc	18,601	1,731
AmerisourceBergen Corp	562	45	Starbucks Corp	4,899	364
Bristol-Myers Squibb Co	3,497	167	Tapestry Inc	264	9
Cigna Corp	20,613	3,315	Tiffany & Co	92	10
CVS Health Corp	962	52	TJX Cos Inc/The	83,875	4,463
DexCom Inc (a)	32,383	3,857	Tractor Supply Co	435	43
Elanco Animal Health Inc (a)	182	6	Ulta Beauty Inc (a)	192	67
Eli Lilly & Co	13,316	1,728	Urban Outfitters Inc (a)	361	11
Herbalife Nutrition Ltd (a)	66	3	Wendy's Co/The	760	14
Jazz Pharmaceuticals PLC (a)	199	28	Williams-Sonoma Inc	128	7
Johnson & Johnson	1,855	259	Yum China Holdings Inc	196	9
McKesson Corp	109	13	Yum! Brands Inc	223	22
Merck & Co Inc	1,001	83			16,184
Nektar Therapeutics (a)	566	19	Semiconductors - 1.86%
Neurocrine Biosciences Inc (a)	292	26	Advanced Micro Devices Inc (a)	3,145	80
PRA Health Sciences Inc (a)	215	24	Analog Devices Inc	142	15
Premier Inc (a)	162	6	Applied Materials Inc	2,388	95
Sarepta Therapeutics Inc (a)	218	26	ASML Holding NV - NY Reg Shares	5,694	1,071
Zoetis Inc	68,263	6,872	Broadcom Inc	1,159	348
		16,958	Cypress Semiconductor Corp	1,084	16
Pipelines - 0.02%			KLA-Tencor Corp	581	69
Cheniere Energy Inc (a)	532	36	Lam Research Corp	1,045	187
ONEOK Inc	413	29	Maxim Integrated Products Inc	15,214	809
		65	Microchip Technology Inc	773	64
			Micron Technology Inc (a)	2,155	89
Real Estate - 0.01%			MKS Instruments Inc	230	21
CBRE Group Inc (a)	519	26	Monolithic Power Systems Inc	143	19
REITs - 1.93%			NVIDIA Corp	1,413	254
Alexandria Real Estate Equities Inc	41	6	NXP Semiconductors NV	34,361	3,038
American Tower Corp	1,685	332	ON Semiconductor Corp (a)	1,590	33
CoreSite Realty Corp	132	14	Skyworks Solutions Inc	471	39
Crown Castle International Corp	759	97	Teradyne Inc	171	7
Equinix Inc	194	88	Texas Instruments Inc	2,336	248
Equity LifeStyle Properties Inc	298	34	Xilinx Inc	619	78
Extra Space Storage Inc	367	37			6,580
Gaming and Leisure Properties Inc	293	11	Shipbuilding - 0.01%
Hudson Pacific Properties Inc	90	3	Huntington Ingalls Industries Inc	136	28
Lamar Advertising Co	271	22
Life Storage Inc	26	3	Software - 17.58%
Omega Healthcare Investors Inc	91	3	Activision Blizzard Inc	1,829	83
Public Storage	361	79	Adobe Inc (a)	17,880	4,765
SBA Communications Corp (a)	29,605	5,911	Akamai Technologies Inc (a)	535	38
Simon Property Group Inc	1,176	214	ANSYS Inc (a)	292	53
		6,854	Aspen Technology Inc (a)	254	27
			Atlassian Corp PLC (a)	376	42
Retail - 4.56%			Autodesk Inc (a)	28,209	4,396
Advance Auto Parts Inc	89	15	Black Knight Inc (a)	537	29
AutoZone Inc (a)	77	79	Broadridge Financial Solutions Inc	427	44
Best Buy Co Inc	251	18	Cadence Design Systems Inc (a)	1,013	64
Burlington Stores Inc (a)	238	37	CDK Global Inc	498	29
CarMax Inc (a)	383	27	Ceridian HCM Holding Inc (a)	189	10

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES (continued)	Shares Held Value (000’s)
Software (continued)			Principal Exchange-Traded Funds (continued)
Cerner Corp (a)	518	$30	Principal U.S. Mega-Cap Multi-Factor Index	5,280	$148
Citrix Systems Inc	494	49	ETF (e)
Covetrus Inc (a)	94	3			405
DocuSign Inc (a)	284	15	TOTAL INVESTMENT COMPANIES		14,686
Electronic Arts Inc (a)	55,575	5,648	CONVERTIBLE PREFERRED STOCKS
Fair Isaac Corp (a)	114	31	- 0.29%	Shares Held Value (000's)
Fidelity National Information Services Inc	5,204	588	Internet - 0.29%
First Data Corp (a)	1,996	52	Airbnb Inc - Series D 0.00% (a),(b),(c),(d)	3,936	$457
Fiserv Inc (a)	2,240	198	Airbnb Inc - Series E 0.00% (a),(b),(c),(d)	1,119	130
Intuit Inc	37,579	9,824	Uber Technologies Inc - Series A 0.00% (a),(b),(c),(d)	16	1
Jack Henry & Associates Inc	288	40	Uber Technologies Inc - Series B 0.00% (a),(b),(c),(d)	44	2
Manhattan Associates Inc (a)	316	17	Uber Technologies Inc - Series C-1 0.00%	12	1
Microsoft Corp	154,908	18,270	(a),(b),(c),(d)
MSCI Inc	285	57	Uber Technologies Inc - Series C-2 0.00%	9	—
Oracle Corp	2,382	128	(a),(b),(c),(d)
Paychex Inc	2,175	174	Uber Technologies Inc - Series C-3 0.00%	1	—
Paycom Software Inc (a)	189	36	(a),(b),(c),(d)
Pluralsight Inc (a)	156	5	Uber Technologies Inc - Series D 0.00% (a),(b),(c),(d)	10	1
Red Hat Inc (a)	16,437	3,003	Uber Technologies Inc - Series E 0.00% (a),(b),(c),(d)	5,745	280
salesforce.com Inc (a)	45,462	7,200	Uber Technologies Inc - Series G 0.00% (a),(b),(c),(d)	3,311	161
ServiceNow Inc (a)	5,697	1,404	Uber Technologies Inc - Series G-1 0.00%	25	1
Splunk Inc (a)	12,279	1,530	(a),(b),(c),(d)
SS&C Technologies Holdings Inc	716	46	Uber Technologies Inc - Series Seed 0.00%	42	2
Synopsys Inc (a)	94	11	(a),(b),(c),(d)
Tableau Software Inc (a)	275	35			1,036
Take-Two Interactive Software Inc (a)	234	22	TOTAL CONVERTIBLE PREFERRED STOCKS		1,036
Teradata Corp (a)	387	17	PREFERRED STOCKS - 0.09%	Shares Held Value (000's)
Tyler Technologies Inc (a)	136	28	Software - 0.06%
Ultimate Software Group Inc/The (a)	110	36	Magic Leap Inc - Series C 0.00% (a),(b),(c),(d)	5,653	154
Veeva Systems Inc (a)	414	53	Magic Leap Inc - Series D 0.00% (a),(c),(d)	1,903	51
VMware Inc	15,554	2,808			205
Workday Inc (a)	7,306	1,409	Telecommunications - 0.03%
		62,347	Aurora Innovation 0.00% (a),(c),(d)	1,292	119
Telecommunications - 0.05%			TOTAL PREFERRED STOCKS		324
Arista Networks Inc (a)	194	61	Total Investments		$359,549
LogMeIn Inc	147	12	Other Assets and Liabilities - (1.39)%		(4,937)
Motorola Solutions Inc	81	11	TOTAL NET ASSETS - 100.00%		$354,612
T-Mobile US Inc (a)	673	46
Ubiquiti Networks Inc	68	10
Zayo Group Holdings Inc (a)	761	22	(a) Non-income producing security
		162	(b)	The value of these investments was determined using significant unobservable
Toys, Games & Hobbies - 0.01%			inputs.
Hasbro Inc	323	27	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Transportation - 0.46%			information.
CH Robinson Worldwide Inc	493	43	(d)	Fair value of these investments is determined in good faith by the Manager
CSX Corp	1,906	143	under procedures established and periodically reviewed by the Board of
Expeditors International of Washington Inc	624	47	Directors. Certain inputs used in the valuation may be unobservable; however,
FedEx Corp	593	107	each security is evaluated individually for purposes of ASC 820 which results
Genesee & Wyoming Inc (a)	86	7	in not all securities being identified as Level 3 of the fair value hierarchy. At
JB Hunt Transport Services Inc	6,220	630	the end of the period, the fair value of these securities totaled $1,366 or 0.39%
Landstar System Inc	171	19	of net assets.
Old Dominion Freight Line Inc	240	35	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Union Pacific Corp	2,526	422	Investment Company Act of 1940) or an affiliate as defined by the Investment
United Parcel Service Inc	1,680	188	Company Act of 1940 (controls 5.0% or more of the outstanding voting
		1,641	shares of the security). Please see affiliated sub-schedule for transactional
			information.
Water - 0.20%			(f) Current yield shown is as of period end.
American Water Works Co Inc	6,675	696
TOTAL COMMON STOCKS		$343,503
INVESTMENT COMPANIES - 4.14%	Shares Held Value (000's)
Money Market Funds - 4.03%
Principal Government Money Market Fund	14,281,247	14,281
2.33%(e),(f)
Principal Exchange-Traded Funds - 0.11%
Principal Millennials Index ETF (e)	4,789	178
Principal Price Setters Index ETF (e)	1,616	58
Principal Sustainable Momentum Index ETF (e)	749	21

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	27.40%
Technology	22.45%
Communications	19.96%
Industrial	10.35%
Financial	8.25%
Consumer, Cyclical	6.75%
Investment Companies	4.03%
Basic Materials	1.51%
Utilities	0.48%
Domestic Equity Funds	0.11%
Energy	0.10%
Other Assets and Liabilities	(1.39)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018	Purchases	Sales	March 31, 2019
Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$6,022	$	32,176	$23,917	$14,281
Principal Millennials Index ETF	150	—	—	178
Principal Price Setters Index ETF	50	—	—	58
Principal Sustainable Momentum Index ETF	18	—	—	21
Principal U.S. Mega-Cap Multi-Factor Index ETF	132	—	—	148
$6,372	$	32,176	$23,917	$14,686

Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.33%	$42	$	— $	— $	—
Principal Millennials Index ETF	—	—	—	28
Principal Price Setters Index ETF	—	—	—	8
Principal Sustainable Momentum Index ETF	—	—	—	3
Principal U.S. Mega-Cap Multi-Factor Index ETF	—	—	—	16
$42	$	— $	— $	55
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Airbnb Inc - Series D - 0.00%	04/16/2014	$160	$457	0.13%
Airbnb Inc - Series E - 0.00%	07/14/2015	104	130	0.04%
Aurora Innovation - 0.00%	03/01/2019	119	119	0.03%
Magic Leap Inc - Series C - 0.00%	01/20/2016	130	154	0.05%
Magic Leap Inc - Series D - 0.00%	10/12/2017	51	51	0.01%
Uber Technologies Inc - Class A	01/16/2018	4	6	0.00%
Uber Technologies Inc - Series A - 0.00%	01/16/2018	1	1	0.00%
Uber Technologies Inc - Series B - 0.00%	01/16/2018	2	2	0.00%
Uber Technologies Inc - Series C-1 - 0.00%	01/16/2018	—	1	0.00%
Uber Technologies Inc - Series C-2 - 0.00%	01/16/2018	—	—	0.00%
Uber Technologies Inc - Series C-3 - 0.00%	01/16/2018	—	—	0.00%
Uber Technologies Inc - Series D - 0.00%	01/16/2018	—	1	0.00%
Uber Technologies Inc - Series E - 0.00%	12/05/2014-1/16/2018	192	280	0.08%
Uber Technologies Inc - Series G - 0.00%	12/03/2015	162	161	0.04%
Uber Technologies Inc - Series G-1 - 0.00%	01/16/2018	1	1	0.00%
Uber Technologies Inc - Series Seed - 0.00%	01/16/2018	1	2	0.00%
Total	$1,366	0.38%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2019	Long	25	$3,547	$	32
Total	$	32

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2019 (unaudited)

COMMON STOCKS - 99.07%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.10%			Banks (continued)
Interpublic Group of Cos Inc/The	41,159	$865	Wells Fargo & Co	437,828	$21,156
Omnicom Group Inc	23,919	1,746	Zions Bancorp NA	19,907	904
		$2,611			157,293
Aerospace & Defense - 2.46%			Beverages - 1.77%
Arconic Inc	46,151	882	Brown-Forman Corp - B Shares	17,781	938
Boeing Co/The	56,185	21,430	Coca-Cola Co/The	411,450	19,281
General Dynamics Corp	28,973	4,905	Constellation Brands Inc	17,809	3,122
Harris Corp	12,613	2,014	Molson Coors Brewing Co	20,066	1,197
L3 Technologies Inc	8,481	1,750	Monster Beverage Corp (a)	41,818	2,282
Lockheed Martin Corp	26,287	7,890	PepsiCo Inc	150,204	18,408
Northrop Grumman Corp	18,151	4,894			45,228
Raytheon Co	30,181	5,495	Biotechnology - 2.03%
TransDigm Group Inc (a)	5,203	2,362	Alexion Pharmaceuticals Inc (a)	23,895	3,230
United Technologies Corp	86,677	11,172	Amgen Inc	66,541	12,642
		62,794	Biogen Inc (a)	21,035	4,972
Agriculture - 1.13%			Celgene Corp (a)	75,103	7,085
Altria Group Inc	200,435	11,511	Gilead Sciences Inc	136,392	8,867
Archer-Daniels-Midland Co	59,891	2,583	Illumina Inc (a)	15,718	4,883
Philip Morris International Inc	166,227	14,693	Incyte Corp (a)	18,997	1,634
		28,787	Regeneron Pharmaceuticals Inc (a)	8,380	3,441
Airlines - 0.40%			Vertex Pharmaceuticals Inc (a)	27,337	5,029
Alaska Air Group Inc	13,164	739			51,783
American Airlines Group Inc	42,737	1,357	Building Materials - 0.34%
Delta Air Lines Inc	66,067	3,412	Fortune Brands Home & Security Inc	15,029	716
Southwest Airlines Co	53,190	2,761	Johnson Controls International plc	97,598	3,605
United Continental Holdings Inc (a)	23,959	1,912	Martin Marietta Materials Inc	6,675	1,343
		10,181	Masco Corp	31,491	1,238
Apparel - 0.72%			Vulcan Materials Co	14,096	1,669
Capri Holdings Ltd (a)	16,320	747			8,571
Hanesbrands Inc	38,647	691	Chemicals - 1.76%
NIKE Inc	134,603	11,335	Air Products & Chemicals Inc	23,485	4,485
PVH Corp	8,098	988	Albemarle Corp	11,308	927
Ralph Lauren Corp	5,640	731	Celanese Corp	13,698	1,351
Under Armour Inc - Class A (a)	20,080	424	CF Industries Holdings Inc	23,835	974
Under Armour Inc - Class C (a)	20,588	388	DowDuPont Inc	241,105	12,853
VF Corp	34,688	3,015	Eastman Chemical Co	14,946	1,134
		18,319	FMC Corp	14,399	1,106
Automobile Manufacturers - 0.45%			International Flavors & Fragrances Inc	10,832	1,395
Ford Motor Co	417,855	3,669	Linde PLC	58,924	10,367
General Motors Co	140,167	5,200	LyondellBasell Industries NV	32,545	2,736
PACCAR Inc	37,075	2,526	Mosaic Co/The	37,921	1,036
		11,395	PPG Industries Inc	25,225	2,847
Automobile Parts & Equipment - 0.12%			Sherwin-Williams Co/The	8,725	3,758
Aptiv PLC	27,806	2,210			44,969
BorgWarner Inc	22,209	853	Commercial Services - 2.12%
		3,063	Automatic Data Processing Inc	46,582	7,441
Banks - 6.17%			Cintas Corp	9,056	1,830
Bank of America Corp	960,526	26,501	Ecolab Inc	27,086	4,782
Bank of New York Mellon Corp/The	93,935	4,737	Equifax Inc	12,906	1,529
BB&T Corp	81,659	3,800	FleetCor Technologies Inc (a)	9,181	2,264
Citigroup Inc	251,452	15,645	Gartner Inc (a)	9,594	1,455
Citizens Financial Group Inc	49,231	1,600	Global Payments Inc	16,852	2,301
Comerica Inc	17,003	1,247	H&R Block Inc	21,977	526
Fifth Third Bancorp	82,296	2,076	IHS Markit Ltd (a)	38,865	2,113
First Republic Bank/CA	17,620	1,770	Moody's Corp	17,768	3,218
Goldman Sachs Group Inc/The	36,624	7,031	Nielsen Holdings PLC	38,008	900
Huntington Bancshares Inc/OH	111,937	1,419	PayPal Holdings Inc (a)	125,452	13,027
JPMorgan Chase & Co	350,119	35,443	Quanta Services Inc	15,116	570
KeyCorp	107,871	1,699	Robert Half International Inc	12,734	830
M&T Bank Corp	14,813	2,326	Rollins Inc	15,760	656
Morgan Stanley	138,870	5,860	S&P Global Inc	26,584	5,597
Northern Trust Corp	23,356	2,112	Total System Services Inc	17,405	1,654
PNC Financial Services Group Inc/The	48,506	5,950	United Rentals Inc (a)	8,511	972
Regions Financial Corp	108,826	1,540	Verisk Analytics Inc	17,485	2,326
State Street Corp	40,490	2,665			53,991
SunTrust Banks Inc	47,398	2,808
SVB Financial Group (a)	5,628	1,251
US Bancorp	160,888	7,753

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 5.26%			Electric (continued)
Accenture PLC - Class A	68,163	$11,998	Exelon Corp	103,696	$5,198
Apple Inc	479,000	90,986	FirstEnergy Corp	53,855	2,241
Cognizant Technology Solutions Corp	61,497	4,456	NextEra Energy Inc	51,131	9,885
DXC Technology Co	28,687	1,845	NRG Energy Inc	30,048	1,276
Fortinet Inc (a)	15,509	1,302	Pinnacle West Capital Corp	11,992	1,146
Hewlett Packard Enterprise Co	147,241	2,272	PPL Corp	77,090	2,447
HP Inc	163,980	3,186	Public Service Enterprise Group Inc	54,048	3,211
International Business Machines Corp	95,155	13,426	Sempra Energy	29,303	3,688
NetApp Inc	26,410	1,831	Southern Co/The	110,627	5,717
Seagate Technology PLC	27,416	1,313	WEC Energy Group Inc	33,731	2,667
Western Digital Corp	31,101	1,495	Xcel Energy Inc	54,985	3,091
		134,110			79,676
Consumer Products - 0.38%			Electrical Components & Equipment - 0.26%
Avery Dennison Corp	8,981	1,015	AMETEK Inc	24,288	2,015
Church & Dwight Co Inc	26,294	1,873	Emerson Electric Co	65,723	4,500
Clorox Co/The	13,704	2,199			6,515
Kimberly-Clark Corp	36,830	4,563	Electronics - 1.30%
		9,650	Agilent Technologies Inc	33,963	2,730
Cosmetics & Personal Care - 1.51%			Allegion PLC	10,100	916
Colgate-Palmolive Co	92,140	6,315	Amphenol Corp	31,875	3,010
Coty Inc	48,199	554	FLIR Systems Inc	14,486	689
Estee Lauder Cos Inc/The	23,339	3,864	Fortive Corp	31,488	2,642
Procter & Gamble Co/The (b)	267,497	27,833	Garmin Ltd	12,965	1,119
		38,566	Honeywell International Inc	77,963	12,390
Distribution & Wholesale - 0.22%			Keysight Technologies Inc (a)	20,075	1,751
Copart Inc (a)	21,475	1,301	Mettler-Toledo International Inc (a)	2,652	1,917
Fastenal Co	30,599	1,968	PerkinElmer Inc	11,847	1,142
LKQ Corp (a)	33,660	955	TE Connectivity Ltd	36,235	2,926
WW Grainger Inc	4,823	1,452	Waters Corp (a)	7,647	1,925
		5,676			33,157
Diversified Financial Services - 4.09%			Engineering & Construction - 0.06%
Affiliated Managers Group Inc	5,566	596	Fluor Corp	14,926	549
Alliance Data Systems Corp	4,874	853	Jacobs Engineering Group Inc	12,532	943
American Express Co	73,950	8,083			1,492
Ameriprise Financial Inc	14,489	1,856	Environmental Control - 0.27%
BlackRock Inc	13,011	5,561	Pentair PLC	16,859	750
Capital One Financial Corp	50,032	4,087	Republic Services Inc	23,042	1,852
Cboe Global Markets Inc	11,997	1,145	Waste Management Inc	41,690	4,332
Charles Schwab Corp/The	126,850	5,424			6,934
CME Group Inc	38,257	6,296	Food - 1.26%
Discover Financial Services	35,115	2,499	Campbell Soup Co	20,601	786
E*TRADE Financial Corp	26,339	1,223	Conagra Brands Inc	51,927	1,441
Franklin Resources Inc	31,600	1,047	General Mills Inc	63,811	3,302
Intercontinental Exchange Inc	60,790	4,629	Hershey Co/The	14,867	1,707
Invesco Ltd	42,460	820	Hormel Foods Corp	29,154	1,305
Jefferies Financial Group Inc	28,123	528	JM Smucker Co/The	12,164	1,417
Mastercard Inc	96,524	22,727	Kellogg Co	26,845	1,540
Nasdaq Inc	12,381	1,083	Kraft Heinz Co/The	66,501	2,171
Raymond James Financial Inc	13,574	1,091	Kroger Co/The	85,303	2,098
Synchrony Financial	69,834	2,228	Lamb Weston Holdings Inc	15,664	1,174
T Rowe Price Group Inc	25,264	2,529	McCormick & Co Inc/MD	13,110	1,975
Visa Inc	187,148	29,231	Mondelez International Inc	154,427	7,709
Western Union Co/The	46,611	861	Sysco Corp	50,513	3,372
		104,397	Tyson Foods Inc	31,572	2,192
Electric - 3.13%					32,189
AES Corp/VA	70,820	1,280	Forest Products & Paper - 0.08%
Alliant Energy Corp	25,243	1,190	International Paper Co	42,798	1,980
Ameren Corp	26,159	1,924	Gas - 0.09%
American Electric Power Co Inc	52,747	4,417	Atmos Energy Corp	12,499	1,286
CenterPoint Energy Inc	53,592	1,645	NiSource Inc	39,831	1,142
CMS Energy Corp	30,304	1,683			2,428
Consolidated Edison Inc	34,333	2,912	Hand & Machine Tools - 0.12%
Dominion Energy Inc	85,471	6,552	Snap-on Inc	5,947	931
DTE Energy Co	19,453	2,427	Stanley Black & Decker Inc	16,184	2,204
Duke Energy Corp	77,740	6,997			3,135
Edison International	34,839	2,157
Entergy Corp	20,272	1,939
Evergy Inc	27,228	1,581
Eversource Energy	33,895	2,405

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products - 3.98%			Insurance (continued)
Abbott Laboratories	187,806	$15,013	Willis Towers Watson PLC	13,806	$2,425
ABIOMED Inc (a)	4,821	1,377			101,112
Align Technology Inc (a)	7,783	2,213	Internet - 9.22%
Baxter International Inc	50,970	4,144	Alphabet Inc - A Shares (a)	32,010	37,672
Becton Dickinson and Co	28,771	7,185	Alphabet Inc - C Shares (a)	32,868	38,564
Boston Scientific Corp (a)	148,202	5,688	Amazon.com Inc (a)	44,120	78,567
Cooper Cos Inc/The	5,275	1,562	Booking Holdings Inc (a)	4,814	8,400
Danaher Corp	67,184	8,870	eBay Inc	91,960	3,415
DENTSPLY SIRONA Inc	23,797	1,180	Expedia Group Inc	12,503	1,488
Edwards Lifesciences Corp (a)	22,216	4,251	F5 Networks Inc (a)	6,357	998
Henry Schein Inc (a)	16,190	973	Facebook Inc (a)	255,089	42,521
Hologic Inc (a)	28,635	1,386	Netflix Inc (a)	46,686	16,646
IDEXX Laboratories Inc (a)	9,196	2,056	Symantec Corp	68,352	1,572
Intuitive Surgical Inc (a)	12,242	6,985	TripAdvisor Inc (a)	10,989	565
Medtronic PLC	143,410	13,062	Twitter Inc (a)	77,897	2,561
ResMed Inc	15,323	1,593	VeriSign Inc (a)	11,266	2,046
Stryker Corp	33,075	6,533			235,015
Teleflex Inc	4,920	1,487	Iron & Steel - 0.07%
Thermo Fisher Scientific Inc	43,047	11,783	Nucor Corp	32,655	1,905
Varian Medical Systems Inc (a)	9,707	1,376	Leisure Products & Services - 0.24%
Zimmer Biomet Holdings Inc	21,860	2,791	Carnival Corp	42,815	2,172
		101,508	Harley-Davidson Inc	17,061	608
Healthcare - Services - 2.04%			Norwegian Cruise Line Holdings Ltd (a)	23,274	1,279
Anthem Inc	27,482	7,887	Royal Caribbean Cruises Ltd	18,342	2,102
Centene Corp (a)	44,180	2,346			6,161
DaVita Inc (a)	13,522	734	Lodging - 0.35%
HCA Healthcare Inc	28,556	3,723	Hilton Worldwide Holdings Inc	31,315	2,603
Humana Inc	14,497	3,856	Marriott International Inc/MD	30,146	3,771
IQVIA Holdings Inc (a)	16,920	2,434	MGM Resorts International	54,542	1,399
Laboratory Corp of America Holdings (a)	10,544	1,613	Wynn Resorts Ltd	10,359	1,236
Quest Diagnostics Inc	14,357	1,291			9,009
UnitedHealth Group Inc	102,604	25,370
Universal Health Services Inc	8,932	1,195	Machinery - Construction & Mining - 0.33%
WellCare Health Plans Inc (a)	5,345	1,442	Caterpillar Inc	61,544	8,339
		51,891	Machinery - Diversified - 0.73%
Home Builders - 0.15%			Cummins Inc	15,479	2,444
DR Horton Inc	36,337	1,504	Deere & Co	34,057	5,444
Lennar Corp - A Shares	30,578	1,501	Dover Corp	15,499	1,454
PulteGroup Inc	27,265	762	Flowserve Corp	14,006	632
		3,767	Rockwell Automation Inc	12,783	2,243
			Roper Technologies Inc	11,078	3,788
Home Furnishings - 0.06%			Wabtec Corp	14,257	1,051
Leggett & Platt Inc	14,015	592	Xylem Inc/NY	19,199	1,517
Whirlpool Corp	6,803	904			18,573
		1,496
Housewares - 0.02%			Media - 2.13%
			CBS Corp	37,177	1,767
Newell Brands Inc	41,594	638	Charter Communications Inc (a)	18,555	6,437
Insurance - 3.97%			Comcast Corp - Class A	482,956	19,309
Aflac Inc	80,234	4,012	Discovery Inc - A Shares (a)	16,790	454
Allstate Corp/The	35,498	3,343	Discovery Inc - C Shares (a)	38,542	980
American International Group Inc	92,976	4,003	DISH Network Corp (a)	24,535	777
Aon PLC	25,663	4,381	Fox Corp - A Shares (a)	37,724	1,385
Arthur J Gallagher & Co	19,681	1,537	Fox Corp - B Shares (a)	17,361	623
Assurant Inc	5,541	526	News Corp - A Shares	41,203	512
Berkshire Hathaway Inc - Class B (a)	207,933	41,772	News Corp - B Shares	13,234	165
Brighthouse Financial Inc (a)	12,476	453	Viacom Inc - B Shares	37,815	1,061
Chubb Ltd	49,015	6,866	Walt Disney Co/The	186,947	20,757
Cincinnati Financial Corp	16,203	1,392			54,227
Everest Re Group Ltd	4,349	939	Mining - 0.16%
Hartford Financial Services Group Inc/The	38,438	1,911	Freeport-McMoRan Inc	154,946	1,997
Lincoln National Corp	21,846	1,282	Newmont Mining Corp	56,957	2,038
Loews Corp	29,294	1,404			4,035
Marsh & McLennan Cos Inc	54,011	5,072
MetLife Inc	102,363	4,358	Miscellaneous Manufacturers - 1.48%
Principal Financial Group Inc	27,678	1,389	3M Co	61,571	12,793
Progressive Corp/The	62,436	4,501	AO Smith Corp	15,164	809
Prudential Financial Inc	43,735	4,018	Eaton Corp PLC	45,297	3,649
Torchmark Corp	10,845	889	General Electric Co	930,844	9,299
Travelers Cos Inc/The	28,164	3,863	Illinois Tool Works Inc	32,279	4,633
Unum Group	22,951	776	Ingersoll-Rand PLC	25,896	2,796

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)			REITs - 3.00%
Parker-Hannifin Corp	13,834	$2,374	Alexandria Real Estate Equities Inc	12,054	$1,718
Textron Inc	25,095	1,271	American Tower Corp	47,171	9,295
		37,624	Apartment Investment & Management Co	16,139	812
Office & Business Equipment - 0.03%			AvalonBay Communities Inc	14,810	2,973
Xerox Corp	21,372	683	Boston Properties Inc	16,521	2,212
Oil & Gas - 4.44%			Crown Castle International Corp	44,437	5,688
Anadarko Petroleum Corp	53,421	2,430	Digital Realty Trust Inc	22,222	2,644
Apache Corp	40,143	1,391	Duke Realty Corp	38,414	1,175
Cabot Oil & Gas Corp	45,272	1,182	Equinix Inc	8,909	4,037
Chevron Corp	203,176	25,027	Equity Residential	39,557	2,979
Cimarex Energy Co	10,848	758	Essex Property Trust Inc	7,024	2,032
Concho Resources Inc	21,449	2,380	Extra Space Storage Inc	13,612	1,387
ConocoPhillips	121,304	8,096	Federal Realty Investment Trust	7,952	1,096
Devon Energy Corp	46,868	1,479	HCP Inc	51,088	1,599
Diamondback Energy Inc	16,522	1,677	Host Hotels & Resorts Inc	79,179	1,496
EOG Resources Inc	62,025	5,904	Iron Mountain Inc	30,621	1,086
Exxon Mobil Corp	453,067	36,608	Kimco Realty Corp	45,059	834
Helmerich & Payne Inc	11,698	650	Macerich Co/The	11,320	491
Hess Corp	27,219	1,639	Mid-America Apartment Communities Inc	12,178	1,331
HollyFrontier Corp	16,800	828	Prologis Inc	67,404	4,850
Marathon Oil Corp	87,524	1,462	Public Storage	16,047	3,495
Marathon Petroleum Corp	72,031	4,311	Realty Income Corp	32,484	2,389
Noble Energy Inc	51,710	1,279	Regency Centers Corp	17,912	1,209
Occidental Petroleum Corp	80,150	5,306	SBA Communications Corp (a)	12,040	2,404
Phillips 66	44,860	4,269	Simon Property Group Inc	33,037	6,020
Pioneer Natural Resources Co	18,005	2,742	SL Green Realty Corp	8,949	805
Valero Energy Corp	44,656	3,788	UDR Inc	29,471	1,340
		113,206	Ventas Inc	38,087	2,430
Oil & Gas Services - 0.50%			Vornado Realty Trust	18,540	1,250
Baker Hughes a GE Co	54,897	1,522	Welltower Inc	41,314	3,206
Halliburton Co	93,302	2,734	Weyerhaeuser Co	79,826	2,103
National Oilwell Varco Inc	41,000	1,092			76,386
Schlumberger Ltd	148,203	6,457	Retail - 5.49%
TechnipFMC PLC	45,496	1,070	Advance Auto Parts Inc	7,664	1,307
		12,875	AutoZone Inc (a)	2,669	2,733
Packaging & Containers - 0.19%			Best Buy Co Inc	25,034	1,779
Ball Corp	35,752	2,069	CarMax Inc (a)	18,188	1,270
Packaging Corp of America	10,104	1,004	Chipotle Mexican Grill Inc (a)	2,602	1,848
Sealed Air Corp	16,643	767	Costco Wholesale Corp	47,102	11,405
Westrock Co	27,307	1,047	Darden Restaurants Inc	13,206	1,604
		4,887	Dollar General Corp	28,110	3,354
			Dollar Tree Inc (a)	25,446	2,673
Pharmaceuticals - 6.01%			Foot Locker Inc	12,072	732
AbbVie Inc	157,733	12,712	Gap Inc/The	22,840	598
Allergan PLC	33,433	4,895	Genuine Parts Co	15,605	1,748
AmerisourceBergen Corp	16,703	1,328	Home Depot Inc/The	120,781	23,177
Bristol-Myers Squibb Co	174,584	8,329	Kohl's Corp	17,657	1,214
Cardinal Health Inc	31,867	1,534	L Brands Inc	24,418	674
Cigna Corp	40,640	6,536	Lowe's Cos Inc	85,651	9,376
CVS Health Corp	138,698	7,480	Macy's Inc	32,881	790
Eli Lilly & Co	92,378	11,987	McDonald's Corp	81,837	15,541
Johnson & Johnson	284,773	39,808	Nordstrom Inc	12,143	539
McKesson Corp	20,513	2,401	O'Reilly Automotive Inc (a)	8,381	3,254
Merck & Co Inc	276,014	22,956	Ross Stores Inc	39,628	3,689
Mylan NV (a)	55,137	1,563	Starbucks Corp	132,979	9,886
Nektar Therapeutics (a)	18,617	626	Tapestry Inc	31,007	1,007
Perrigo Co PLC	13,366	644	Target Corp	55,800	4,479
Pfizer Inc	593,662	25,213	Tiffany & Co	11,600	1,224
Zoetis Inc	51,195	5,154	TJX Cos Inc/The	132,330	7,041
		153,166	Tractor Supply Co	12,968	1,268
Pipelines - 0.43%			Ulta Beauty Inc (a)	6,025	2,101
Kinder Morgan Inc/DE	208,167	4,165	Walgreens Boots Alliance Inc	85,751	5,426
ONEOK Inc	44,014	3,074	Walmart Inc	152,224	14,846
Williams Cos Inc/The	129,491	3,719	Yum! Brands Inc	32,766	3,270
		10,958			139,853
Real Estate - 0.06%			Savings & Loans - 0.03%
CBRE Group Inc (a)	33,398	1,652	People's United Financial Inc	40,379	664

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors - 3.88%			Transportation (continued)
Advanced Micro Devices Inc (a)	94,207	$2,404	Norfolk Southern Corp	28,600	$5,345
Analog Devices Inc	39,384	4,146	Union Pacific Corp	77,299	12,925
Applied Materials Inc	101,520	4,026	United Parcel Service Inc	74,422	8,316
Broadcom Inc	42,356	12,737			42,304
Intel Corp	480,870	25,823	Water - 0.08%
IPG Photonics Corp (a)	3,795	576	American Water Works Co Inc	19,328	2,015
KLA-Tencor Corp	17,665	2,109	TOTAL COMMON STOCKS		$2,525,441
Lam Research Corp	16,317	2,921	INVESTMENT COMPANIES - 0.89%	Shares Held Value (000's)
Maxim Integrated Products Inc	29,235	1,555	Exchange-Traded Funds - 0.17%
Microchip Technology Inc	25,339	2,102	iShares Core S&P 500 ETF	15,016	4,273
Micron Technology Inc (a)	119,874	4,954	Money Market Funds - 0.72%
NVIDIA Corp	64,801	11,636	Principal Government Money Market Fund	18,460,120	18,460
Qorvo Inc (a)	13,130	942	2.33%(c),(d)
QUALCOMM Inc	129,419	7,381	TOTAL INVESTMENT COMPANIES		22,733
Skyworks Solutions Inc	18,613	1,535	Total Investments		$2,548,174
Texas Instruments Inc	100,354	10,645	Other Assets and Liabilities - 0.04%		1,059
Xilinx Inc	27,071	3,432	TOTAL NET ASSETS - 100.00%		$2,549,233
		98,924
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc	4,441	920	(a) Non-income producing security
Software - 7.27%			(b)	Security or a portion of the security was pledged to cover margin requirements
Activision Blizzard Inc	81,677	3,719	for futures contracts. At the end of the period, the value of these securities
Adobe Inc (a)	52,153	13,898	totaled $3,527 or 0.14% of net assets.
Akamai Technologies Inc (a)	17,452	1,251	(c)	Affiliated Security. Security is either an affiliate (and registered under the
ANSYS Inc (a)	8,957	1,636	Investment Company Act of 1940) or an affiliate as defined by the Investment
Autodesk Inc (a)	23,418	3,649	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Broadridge Financial Solutions Inc	12,370	1,283	shares of the security). Please see affiliated sub-schedule for transactional
Cadence Design Systems Inc (a)	29,981	1,904	information.
Cerner Corp (a)	34,685	1,984	(d) Current yield shown is as of period end.
Citrix Systems Inc	13,382	1,334
Covetrus Inc (a)	1	—	Portfolio Summary (unaudited)
Electronic Arts Inc (a)	32,037	3,256	Sector		Percent
Fidelity National Information Services Inc	34,531	3,905	Consumer, Non-cyclical		22.23%
Fiserv Inc (a)	41,873	3,696	Financial		17.32%
Intuit Inc	27,702	7,242	Technology		16.44%
Jack Henry & Associates Inc	8,252	1,145	Communications		14.79%
Microsoft Corp	820,400	96,758	Industrial		9.24%
MSCI Inc	9,017	1,793	Consumer, Cyclical		8.31%
Oracle Corp	272,474	14,635	Energy		5.37%
Paychex Inc	34,173	2,741	Utilities		3.30%
Red Hat Inc (a)	18,901	3,453	Basic Materials		2.07%
salesforce.com Inc (a)	81,802	12,955	Investment Companies		0.89%
Synopsys Inc (a)	16,005	1,843	Other Assets and Liabilities		0.04%
Take-Two Interactive Software Inc (a)	12,100	1,142	TOTAL NET ASSETS		100.00%
		185,222
Telecommunications - 3.34%
Arista Networks Inc (a)	5,587	1,757
AT&T Inc	778,950	24,428
CenturyLink Inc	101,689	1,219
Cisco Systems Inc	470,715	25,414
Corning Inc	84,130	2,785
Juniper Networks Inc	37,203	985
Motorola Solutions Inc	17,522	2,460
Verizon Communications Inc	441,841	26,126
		85,174
Textiles - 0.03%
Mohawk Industries Inc (a)	6,573	829
Toys, Games & Hobbies - 0.06%
Hasbro Inc	12,379	1,053
Mattel Inc (a)	36,933	480
		1,533
Transportation - 1.66%
CH Robinson Worldwide Inc	14,633	1,273
CSX Corp	82,856	6,199
Expeditors International of Washington Inc	18,356	1,393
FedEx Corp	25,681	4,659
JB Hunt Transport Services Inc	9,302	942
Kansas City Southern	10,794	1,252

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2019 (unaudited)

Affiliated Securities	December 31, 2018		Purchases			Sales	March 31, 2019
	Value				Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$56,593	$			125,320	$163,453	$18,460
	$56,593	$			125,320	$163,453	$18,460

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$186	$		— $		— $	—
	$186	$		— $		— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2019	Long		131		$18,588		$381
Total							$381

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2019 (unaudited)

COMMON STOCKS - 94.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.10%			Banks (continued)
Interpublic Group of Cos Inc/The	3,349	$70	Wells Fargo & Co	35,632	$1,722
Omnicom Group Inc	1,946	142	Zions Bancorp NA	1,621	74
		$212			12,802
Aerospace & Defense - 2.35%			Beverages - 1.69%
Arconic Inc	3,755	72	Brown-Forman Corp - B Shares	1,447	76
Boeing Co/The	4,572	1,744	Coca-Cola Co/The	33,485	1,569
General Dynamics Corp	2,358	399	Constellation Brands Inc	1,449	254
Harris Corp	1,026	164	Molson Coors Brewing Co	1,633	98
L3 Technologies Inc	690	142	Monster Beverage Corp (a)	3,404	186
Lockheed Martin Corp	2,139	642	PepsiCo Inc	12,224	1,498
Northrop Grumman Corp	1,478	399			3,681
Raytheon Co	2,457	447	Biotechnology - 1.93%
TransDigm Group Inc (a)	423	192	Alexion Pharmaceuticals Inc (a)	1,944	263
United Technologies Corp	7,054	909	Amgen Inc	5,416	1,029
		5,110	Biogen Inc (a)	1,712	405
Agriculture - 1.08%			Celgene Corp (a)	6,112	576
Altria Group Inc	16,312	937	Gilead Sciences Inc	11,100	722
Archer-Daniels-Midland Co	4,874	210	Illumina Inc (a)	1,279	397
Philip Morris International Inc	13,528	1,196	Incyte Corp (a)	1,546	133
		2,343	Regeneron Pharmaceuticals Inc (a)	682	280
Airlines - 0.38%			Vertex Pharmaceuticals Inc (a)	2,224	409
Alaska Air Group Inc	1,071	60			4,214
American Airlines Group Inc	3,478	110	Building Materials - 0.32%
Delta Air Lines Inc	5,377	278	Fortune Brands Home & Security Inc	1,224	58
Southwest Airlines Co	4,329	225	Johnson Controls International plc	7,943	293
United Continental Holdings Inc (a)	1,950	156	Martin Marietta Materials Inc	543	109
		829	Masco Corp	2,563	101
Apparel - 0.68%			Vulcan Materials Co	1,147	136
Capri Holdings Ltd (a)	1,328	61			697
Hanesbrands Inc	3,145	56	Chemicals - 1.68%
NIKE Inc	10,955	922	Air Products & Chemicals Inc	1,911	365
PVH Corp	659	80	Albemarle Corp	920	75
Ralph Lauren Corp	459	60	Celanese Corp	1,115	110
Under Armour Inc - Class A (a)	1,634	35	CF Industries Holdings Inc	1,940	79
Under Armour Inc - Class C (a)	1,675	32	DowDuPont Inc	19,622	1,046
VF Corp	2,823	245	Eastman Chemical Co	1,216	92
		1,491	FMC Corp	1,171	90
Automobile Manufacturers - 0.43%			International Flavors & Fragrances Inc	881	114
Ford Motor Co	34,006	298	Linde PLC	4,795	844
General Motors Co	11,407	423	LyondellBasell Industries NV	2,649	223
PACCAR Inc	3,018	206	Mosaic Co/The	3,086	84
		927	PPG Industries Inc	2,053	232
Automobile Parts & Equipment - 0.11%			Sherwin-Williams Co/The	711	306
Aptiv PLC	2,263	180			3,660
BorgWarner Inc	1,807	69	Commercial Services - 2.02%
		249	Automatic Data Processing Inc	3,791	606
Banks - 5.88%			Cintas Corp	737	149
Bank of America Corp	78,171	2,157	Ecolab Inc	2,204	389
Bank of New York Mellon Corp/The	7,645	386	Equifax Inc	1,050	124
BB&T Corp	6,646	309	FleetCor Technologies Inc (a)	748	184
Citigroup Inc	20,464	1,273	Gartner Inc (a)	781	119
Citizens Financial Group Inc	4,007	130	Global Payments Inc	1,371	187
Comerica Inc	1,384	102	H&R Block Inc	1,788	43
Fifth Third Bancorp	6,697	169	IHS Markit Ltd (a)	3,162	172
First Republic Bank/CA	1,433	144	Moody's Corp	1,446	262
Goldman Sachs Group Inc/The	2,981	572	Nielsen Holdings PLC	3,093	73
Huntington Bancshares Inc/OH	9,110	116	PayPal Holdings Inc (a)	10,209	1,060
JPMorgan Chase & Co	28,494	2,884	Quanta Services Inc	1,231	46
KeyCorp	8,779	138	Robert Half International Inc	1,037	68
M&T Bank Corp	1,206	189	Rollins Inc	1,282	53
Morgan Stanley	11,302	477	S&P Global Inc	2,164	456
Northern Trust Corp	1,901	172	Total System Services Inc	1,417	135
PNC Financial Services Group Inc/The	3,948	484	United Rentals Inc (a)	693	79
Regions Financial Corp	8,857	125	Verisk Analytics Inc	1,423	189
State Street Corp	3,295	217			4,394
SunTrust Banks Inc	3,858	229
SVB Financial Group (a)	459	102
US Bancorp	13,094	631

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 5.01%			Electric (continued)
Accenture PLC - Class A	5,547	$976	Exelon Corp	8,439	$423
Apple Inc	38,982	7,405	FirstEnergy Corp	4,382	182
Cognizant Technology Solutions Corp	5,004	362	NextEra Energy Inc	4,161	804
DXC Technology Co	2,335	150	NRG Energy Inc	2,446	104
Fortinet Inc (a)	1,262	106	Pinnacle West Capital Corp	975	93
Hewlett Packard Enterprise Co	11,983	185	PPL Corp	6,273	199
HP Inc	13,346	259	Public Service Enterprise Group Inc	4,398	261
International Business Machines Corp	7,744	1,093	Sempra Energy	2,384	300
NetApp Inc	2,150	149	Southern Co/The	9,003	465
Seagate Technology PLC	2,232	107	WEC Energy Group Inc	2,745	217
Western Digital Corp	2,531	122	Xcel Energy Inc	4,474	252
		10,914			6,483
Consumer Products - 0.36%			Electrical Components & Equipment - 0.24%
Avery Dennison Corp	731	83	AMETEK Inc	1,977	164
Church & Dwight Co Inc	2,139	152	Emerson Electric Co	5,349	366
Clorox Co/The	1,115	179			530
Kimberly-Clark Corp	2,997	371	Electronics - 1.24%
		785	Agilent Technologies Inc	2,764	222
Cosmetics & Personal Care - 1.44%			Allegion PLC	822	75
Colgate-Palmolive Co	7,498	514	Amphenol Corp	2,595	245
Coty Inc	3,922	45	FLIR Systems Inc	1,179	56
Estee Lauder Cos Inc/The	1,900	315	Fortive Corp	2,562	215
Procter & Gamble Co/The	21,769	2,265	Garmin Ltd	1,055	91
		3,139	Honeywell International Inc	6,345	1,008
Distribution & Wholesale - 0.21%			Keysight Technologies Inc (a)	1,633	143
Copart Inc (a)	1,748	106	Mettler-Toledo International Inc (a)	216	156
Fastenal Co	2,490	160	PerkinElmer Inc	964	93
LKQ Corp (a)	2,740	78	TE Connectivity Ltd	2,949	238
WW Grainger Inc	393	118	Waters Corp (a)	623	157
		462			2,699
Diversified Financial Services - 3.90%			Engineering & Construction - 0.06%
Affiliated Managers Group Inc	453	49	Fluor Corp	1,215	45
Alliance Data Systems Corp	397	70	Jacobs Engineering Group Inc	1,020	76
American Express Co	6,019	658			121
Ameriprise Financial Inc	1,180	151	Environmental Control - 0.26%
BlackRock Inc	1,058	452	Pentair PLC	1,372	61
Capital One Financial Corp	4,072	333	Republic Services Inc	1,876	151
Cboe Global Markets Inc	976	93	Waste Management Inc	3,392	352
Charles Schwab Corp/The	10,324	441			564
CME Group Inc	3,113	512	Food - 1.20%
Discover Financial Services	2,858	203	Campbell Soup Co	1,676	64
E*TRADE Financial Corp	2,144	100	Conagra Brands Inc	4,225	117
Franklin Resources Inc	2,572	85	General Mills Inc	5,193	269
Intercontinental Exchange Inc	4,947	377	Hershey Co/The	1,210	139
Invesco Ltd	3,456	67	Hormel Foods Corp	2,372	106
Jefferies Financial Group Inc	2,289	43	JM Smucker Co/The	989	115
Mastercard Inc	7,855	1,849	Kellogg Co	2,185	125
Nasdaq Inc	1,007	88	Kraft Heinz Co/The	5,412	177
Raymond James Financial Inc	1,105	89	Kroger Co/The	6,942	171
Synchrony Financial	5,684	181	Lamb Weston Holdings Inc	1,274	96
T Rowe Price Group Inc	2,057	206	McCormick & Co Inc/MD	1,066	161
Visa Inc	15,230	2,379	Mondelez International Inc	12,568	627
Western Union Co/The	3,794	70	Sysco Corp	4,111	274
		8,496	Tyson Foods Inc	2,569	178
Electric - 2.98%					2,619
AES Corp/VA	5,763	104	Forest Products & Paper - 0.07%
Alliant Energy Corp	2,054	97	International Paper Co	3,484	161
Ameren Corp	2,128	157	Gas - 0.09%
American Electric Power Co Inc	4,292	359	Atmos Energy Corp	1,017	105
CenterPoint Energy Inc	4,361	134	NiSource Inc	3,241	93
CMS Energy Corp	2,466	137			198
Consolidated Edison Inc	2,794	237	Hand & Machine Tools - 0.12%
Dominion Energy Inc	6,955	533	Snap-on Inc	484	76
DTE Energy Co	1,583	197	Stanley Black & Decker Inc	1,317	179
Duke Energy Corp	6,326	569			255
Edison International	2,835	176
Entergy Corp	1,649	158
Evergy Inc	2,216	129
Eversource Energy	2,758	196

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products - 3.79%			Insurance (continued)
Abbott Laboratories	15,284	$1,222	Willis Towers Watson PLC	1,124	$198
ABIOMED Inc (a)	392	112			8,229
Align Technology Inc (a)	633	180	Internet - 8.78%
Baxter International Inc	4,149	337	Alphabet Inc - A Shares (a)	2,605	3,066
Becton Dickinson and Co	2,341	585	Alphabet Inc - C Shares (a)	2,675	3,139
Boston Scientific Corp (a)	12,061	463	Amazon.com Inc (a)	3,591	6,395
Cooper Cos Inc/The	429	127	Booking Holdings Inc (a)	392	684
Danaher Corp	5,467	722	eBay Inc	7,484	278
DENTSPLY SIRONA Inc	1,936	96	Expedia Group Inc	1,018	121
Edwards Lifesciences Corp (a)	1,808	346	F5 Networks Inc (a)	518	81
Henry Schein Inc (a)	1,318	79	Facebook Inc (a)	20,760	3,460
Hologic Inc (a)	2,330	113	Netflix Inc (a)	3,799	1,355
IDEXX Laboratories Inc (a)	748	167	Symantec Corp	5,562	128
Intuitive Surgical Inc (a)	996	568	TripAdvisor Inc (a)	894	46
Medtronic PLC	11,671	1,063	Twitter Inc (a)	6,339	208
ResMed Inc	1,247	130	VeriSign Inc (a)	917	166
Stryker Corp	2,691	531			19,127
Teleflex Inc	400	121	Iron & Steel - 0.07%
Thermo Fisher Scientific Inc	3,503	959	Nucor Corp	2,658	155
Varian Medical Systems Inc (a)	789	112	Leisure Products & Services - 0.23%
Zimmer Biomet Holdings Inc	1,779	227	Carnival Corp	3,484	177
		8,260	Harley-Davidson Inc	1,389	49
Healthcare - Services - 1.94%			Norwegian Cruise Line Holdings Ltd (a)	1,895	104
Anthem Inc	2,236	642	Royal Caribbean Cruises Ltd	1,492	171
Centene Corp (a)	3,596	191			501
DaVita Inc (a)	1,100	60	Lodging - 0.34%
HCA Healthcare Inc	2,324	303	Hilton Worldwide Holdings Inc	2,549	212
Humana Inc	1,180	314	Marriott International Inc/MD	2,453	307
IQVIA Holdings Inc (a)	1,377	198	MGM Resorts International	4,438	114
Laboratory Corp of America Holdings (a)	859	131	Wynn Resorts Ltd	844	100
Quest Diagnostics Inc	1,169	105			733
UnitedHealth Group Inc	8,350	2,065
Universal Health Services Inc	727	97	Machinery - Construction & Mining - 0.31%
WellCare Health Plans Inc (a)	435	117	Caterpillar Inc	5,009	679
		4,223	Machinery - Diversified - 0.69%
Home Builders - 0.14%			Cummins Inc	1,260	199
DR Horton Inc	2,958	123	Deere & Co	2,772	443
Lennar Corp - A Shares	2,489	122	Dover Corp	1,262	118
PulteGroup Inc	2,219	62	Flowserve Corp	1,139	51
		307	Rockwell Automation Inc	1,041	183
			Roper Technologies Inc	901	308
Home Furnishings - 0.06%			Wabtec Corp	1,160	86
Leggett & Platt Inc	1,140	48	Xylem Inc/NY	1,562	124
Whirlpool Corp	553	74			1,512
		122
Housewares - 0.02%			Media - 2.03%
			CBS Corp	3,025	144
Newell Brands Inc	3,386	52	Charter Communications Inc (a)	1,511	524
Insurance - 3.78%			Comcast Corp - Class A	39,304	1,571
Aflac Inc	6,530	327	Discovery Inc - A Shares (a)	1,366	37
Allstate Corp/The	2,889	272	Discovery Inc - C Shares (a)	3,136	80
American International Group Inc	7,567	326	DISH Network Corp (a)	1,996	63
Aon PLC	2,088	356	Fox Corp - A Shares (a)	3,069	113
Arthur J Gallagher & Co	1,601	125	Fox Corp - B Shares (a)	1,412	51
Assurant Inc	451	43	News Corp - A Shares	3,353	42
Berkshire Hathaway Inc - Class B (a)	16,922	3,400	News Corp - B Shares	1,077	13
Brighthouse Financial Inc (a)	1,016	37	Viacom Inc - B Shares	3,077	86
Chubb Ltd	3,989	559	Walt Disney Co/The	15,215	1,689
Cincinnati Financial Corp	1,318	113			4,413
Everest Re Group Ltd	353	76	Mining - 0.15%
Hartford Financial Services Group Inc/The	3,128	156	Freeport-McMoRan Inc	12,610	162
Lincoln National Corp	1,778	104	Newmont Mining Corp	4,635	166
Loews Corp	2,384	114			328
Marsh & McLennan Cos Inc	4,395	413
MetLife Inc	8,331	355	Miscellaneous Manufacturers - 1.41%
Principal Financial Group Inc	2,253	113	3M Co	5,011	1,041
Progressive Corp/The	5,081	366	AO Smith Corp	1,235	66
Prudential Financial Inc	3,560	327	Eaton Corp PLC	3,687	297
Torchmark Corp	883	72	General Electric Co	75,754	757
Travelers Cos Inc/The	2,292	314	Illinois Tool Works Inc	2,627	377
Unum Group	1,868	63	Ingersoll-Rand PLC	2,108	228

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)			REITs - 2.85%
Parker-Hannifin Corp	1,126	$193	Alexandria Real Estate Equities Inc	981	$140
Textron Inc	2,043	103	American Tower Corp	3,838	756
		3,062	Apartment Investment & Management Co	1,313	66
Office & Business Equipment - 0.03%			AvalonBay Communities Inc	1,205	242
Xerox Corp	1,740	56	Boston Properties Inc	1,344	180
Oil & Gas - 4.23%			Crown Castle International Corp	3,616	463
Anadarko Petroleum Corp	4,348	198	Digital Realty Trust Inc	1,808	215
Apache Corp	3,267	113	Duke Realty Corp	3,126	96
Cabot Oil & Gas Corp	3,685	96	Equinix Inc	725	328
Chevron Corp	16,535	2,037	Equity Residential	3,219	242
Cimarex Energy Co	882	62	Essex Property Trust Inc	571	165
Concho Resources Inc	1,745	194	Extra Space Storage Inc	1,107	113
ConocoPhillips	9,873	659	Federal Realty Investment Trust	647	89
Devon Energy Corp	3,815	120	HCP Inc	4,157	130
Diamondback Energy Inc	1,344	137	Host Hotels & Resorts Inc	6,443	122
EOG Resources Inc	5,047	480	Iron Mountain Inc	2,492	88
Exxon Mobil Corp (b)	36,871	2,979	Kimco Realty Corp	3,667	68
Helmerich & Payne Inc	952	53	Macerich Co/The	921	40
Hess Corp	2,215	133	Mid-America Apartment Communities Inc	991	108
HollyFrontier Corp	1,368	67	Prologis Inc	5,485	395
Marathon Oil Corp	7,123	119	Public Storage	1,305	284
Marathon Petroleum Corp	5,863	351	Realty Income Corp	2,643	194
Noble Energy Inc	4,208	104	Regency Centers Corp	1,458	98
Occidental Petroleum Corp	6,523	432	SBA Communications Corp (a)	980	196
Phillips 66	3,651	348	Simon Property Group Inc	2,688	490
Pioneer Natural Resources Co	1,466	223	SL Green Realty Corp	729	66
Valero Energy Corp	3,635	308	UDR Inc	2,398	109
		9,213	Ventas Inc	3,099	198
Oil & Gas Services - 0.48%			Vornado Realty Trust	1,508	102
Baker Hughes a GE Co	4,467	124	Welltower Inc	3,362	261
Halliburton Co	7,593	222	Weyerhaeuser Co	6,496	171
National Oilwell Varco Inc	3,336	89			6,215
Schlumberger Ltd	12,061	526	Retail - 5.23%
TechnipFMC PLC	3,702	87	Advance Auto Parts Inc	624	106
		1,048	AutoZone Inc (a)	218	223
Packaging & Containers - 0.18%			Best Buy Co Inc	2,037	145
Ball Corp	2,910	168	CarMax Inc (a)	1,481	103
Packaging Corp of America	822	82	Chipotle Mexican Grill Inc (a)	212	151
Sealed Air Corp	1,355	63	Costco Wholesale Corp	3,833	928
Westrock Co	2,222	85	Darden Restaurants Inc	1,074	130
		398	Dollar General Corp	2,287	273
			Dollar Tree Inc (a)	2,070	217
Pharmaceuticals - 5.72%			Foot Locker Inc	983	60
AbbVie Inc	12,837	1,035	Gap Inc/The	1,858	49
Allergan PLC	2,721	398	Genuine Parts Co	1,270	142
AmerisourceBergen Corp	1,359	108	Home Depot Inc/The	9,829	1,886
Bristol-Myers Squibb Co	14,208	678	Kohl's Corp	1,437	99
Cardinal Health Inc	2,593	125	L Brands Inc	1,987	55
Cigna Corp	3,307	532	Lowe's Cos Inc	6,970	763
CVS Health Corp	11,287	609	Macy's Inc	2,675	64
Eli Lilly & Co	7,518	976	McDonald's Corp	6,661	1,265
Johnson & Johnson	23,176	3,240	Nordstrom Inc	988	44
McKesson Corp	1,670	195	O'Reilly Automotive Inc (a)	683	265
Merck & Co Inc	22,463	1,868	Ross Stores Inc	3,226	300
Mylan NV (a)	4,487	127	Starbucks Corp	10,822	805
Nektar Therapeutics (a)	1,515	51	Tapestry Inc	2,523	82
Perrigo Co PLC	1,087	52	Target Corp	4,541	365
Pfizer Inc	48,314	2,052	Tiffany & Co	944	100
Zoetis Inc	4,166	419	TJX Cos Inc/The	10,769	573
		12,465	Tractor Supply Co	1,055	103
Pipelines - 0.41%			Ulta Beauty Inc (a)	490	171
Kinder Morgan Inc/DE	16,941	339	Walgreens Boots Alliance Inc	6,978	442
ONEOK Inc	3,581	250	Walmart Inc	12,388	1,208
Williams Cos Inc/The	10,538	303	Yum! Brands Inc	2,667	266
		892			11,383
Real Estate - 0.06%			Savings & Loans - 0.02%
CBRE Group Inc (a)	2,718	134	People's United Financial Inc	3,286	54

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors - 3.70%			Transportation (continued)
Advanced Micro Devices Inc (a)	7,666	$196	Norfolk Southern Corp	2,328	$435
Analog Devices Inc	3,205	337	Union Pacific Corp	6,291	1,052
Applied Materials Inc	8,262	328	United Parcel Service Inc	6,056	677
Broadcom Inc	3,448	1,037			3,443
Intel Corp	39,135	2,101	Water - 0.08%
IPG Photonics Corp (a)	309	47	American Water Works Co Inc	1,572	164
KLA-Tencor Corp	1,437	172	TOTAL COMMON STOCKS		$205,526
Lam Research Corp	1,328	238	INVESTMENT COMPANIES - 5.50%	Shares Held Value (000's)
Maxim Integrated Products Inc	2,380	126	Exchange-Traded Funds - 0.41%
Microchip Technology Inc	2,062	171	iShares Core S&P 500 ETF	3,138	893
Micron Technology Inc (a)	9,755	403	Money Market Funds - 5.09%
NVIDIA Corp	5,273	947	Principal Government Money Market Fund	11,085,557	11,086
Qorvo Inc (a)	1,069	77	2.33%(c),(d)
QUALCOMM Inc	10,532	601	TOTAL INVESTMENT COMPANIES		11,979
Skyworks Solutions Inc	1,515	125	TOTAL PURCHASED OPTIONS - 0.20%		$425
Texas Instruments Inc	8,168	866	Total Investments		$217,930
Xilinx Inc	2,203	279	Other Assets and Liabilities - (0.06)%		(125)
		8,051	TOTAL NET ASSETS - 100.00%		$217,805
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc	362	75
Software - 6.92%			(a) Non-income producing security
Activision Blizzard Inc	6,647	303	(b)	Security or a portion of the security was pledged to cover margin requirements
Adobe Inc (a)	4,244	1,131	for futures contracts. At the end of the period, the value of these securities
Akamai Technologies Inc (a)	1,420	102	totaled $1,602 or 0.74% of net assets.
ANSYS Inc (a)	729	133	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Autodesk Inc (a)	1,905	297	Investment Company Act of 1940) or an affiliate as defined by the Investment
Broadridge Financial Solutions Inc	1,007	104	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Cadence Design Systems Inc (a)	2,440	155	shares of the security). Please see affiliated sub-schedule for transactional
Cerner Corp (a)	2,823	162	information.
Citrix Systems Inc	1,090	109	(d) Current yield shown is as of period end.
Covetrus Inc (a)	1	—
Electronic Arts Inc (a)	2,608	265	Portfolio Summary (unaudited)
Fidelity National Information Services Inc	2,811	318	Sector		Percent
Fiserv Inc (a)	3,408	301	Consumer, Non-cyclical		21.17%
Intuit Inc	2,254	589	Financial		16.49%
Jack Henry & Associates Inc	671	93	Technology		15.66%
Microsoft Corp (b)	66,767	7,874	Communications		14.09%
MSCI Inc	734	146	Industrial		8.79%
Oracle Corp	22,174	1,191	Consumer, Cyclical		7.92%
Paychex Inc	2,781	223	Investment Companies		5.50%
Red Hat Inc (a)	1,538	281	Energy		5.12%
salesforce.com Inc (a)	6,657	1,054	Utilities		3.15%
Synopsys Inc (a)	1,302	150	Basic Materials		1.97%
Take-Two Interactive Software Inc (a)	984	93	Purchased Options		0.20%
		15,074	Other Assets and Liabilities		(0.06)%
Telecommunications - 3.18%			TOTAL NET ASSETS		100.00%
Arista Networks Inc (a)	454	143
AT&T Inc	63,393	1,988
CenturyLink Inc	8,275	99
Cisco Systems Inc	38,309	2,068
Corning Inc	6,847	227
Juniper Networks Inc	3,027	80
Motorola Solutions Inc	1,426	200
Verizon Communications Inc	35,958	2,126
		6,931
Textiles - 0.03%
Mohawk Industries Inc (a)	535	67
Toys, Games & Hobbies - 0.06%
Hasbro Inc	1,007	86
Mattel Inc (a)	3,005	39
		125
Transportation - 1.58%
CH Robinson Worldwide Inc	1,190	103
CSX Corp	6,744	505
Expeditors International of Washington Inc	1,493	113
FedEx Corp	2,090	379
JB Hunt Transport Services Inc	757	77
Kansas City Southern	878	102

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018				Purchases	Sales		March 31, 2019
					Value		Cost	Proceeds		Value
Principal Government Money Market Fund 2.33%		$			16,994	$9,965		$15,873				$11,086
		$			16,994	$9,965		$15,873				$11,086

					Realized Gain/Loss		Realized Gain from			Change in Unrealized
			Income		on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.33%			$76	$		— $		— $				—
			$76	$		— $		— $				—
Amounts in thousands

Options

								Upfront				Unrealized
			Contracts/					Payments/		Appreciation/
Purchased Options Outstanding	Counterparty		Shares	Notional Amount		Exercise Price	Expiration Date	(Premiums)		Fair Value		(Depreciation)
Call - S&P 500 Index	N/A		125		$13	$2,870.00	04/22/2019	$154		$160		$6
Put - S&P 500 Index	N/A		250		$25	$2,760.00	04/22/2019	473		265		(208)
Total								$627		$425		$(202)
								Upfront				Unrealized
			Contracts/					Payments/		Appreciation/
Written Options Outstanding	Counterparty		Shares	Notional Amount		Exercise Price	Expiration Date	(Premiums)		Fair Value		(Depreciation)
Call - S&P 500 Index	N/A		125		$13	$2,880.00	04/22/2019	$(119	)$	(119	)$	—
Put - S&P 500 Index	N/A		250		$25	$2,720.00	04/22/2019	(313)		(153)		160
Total								$(432	)$	(272	)$	160
Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date			Type		Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2019			Long		7		$993 $					6
Total							$					6

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Account March 31, 2019 (unaudited)

COMMON STOCKS - 100.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.87%			Machinery - Diversified - 1.82%
HEICO Corp - Class A	17,141	$1,441	Cognex Corp	4,776	$243
TransDigm Group Inc (a)	57,525	26,116	Roper Technologies Inc	29,412	10,058
		$27,557			10,301
Banks - 2.51%			Media - 4.64%
First Republic Bank/CA	108,763	10,926	Liberty Broadband Corp - A Shares (a)	24,858	2,278
M&T Bank Corp	21,034	3,303	Liberty Broadband Corp - C Shares (a)	48,028	4,406
		14,229	Liberty Global PLC - A Shares (a)	17,556	438
Beverages - 0.55%			Liberty Global PLC - C Shares (a)	216,576	5,243
Brown-Forman Corp - B Shares	58,759	3,101	Liberty Media Corp-Liberty Braves - A Shares (a)	6,136	172
Building Materials - 3.90%			Liberty Media Corp-Liberty Braves - C Shares (a)	22,134	615
Martin Marietta Materials Inc	43,184	8,688	Liberty Media Corp-Liberty Formula One - A	20,688	704
Summit Materials Inc (a)	127,833	2,029	Shares (a)
Vulcan Materials Co	95,678	11,328	Liberty Media Corp-Liberty Formula One - C	180,233	6,317
		22,045	Shares (a)
Chemicals - 1.15%			Liberty Media Corp-Liberty SiriusXM - A Shares	37,270	1,423
			(a)
Air Products & Chemicals Inc	34,028	6,498	Liberty Media Corp-Liberty SiriusXM - C Shares	122,236	4,674
Commercial Services - 11.62%			(a)
AMERCO	11,238	4,175			26,270
Gartner Inc (a)	114,571	17,378
IHS Markit Ltd (a)	191,859	10,433	Pharmaceuticals - 0.04%
Moody's Corp	32,399	5,867	Elanco Animal Health Inc (a)	6,823	219
S&P Global Inc	25,855	5,444	Private Equity - 7.47%
TransUnion	157,848	10,551	Brookfield Asset Management Inc	513,375	23,949
Verisk Analytics Inc	89,253	11,871	Kennedy-Wilson Holdings Inc	223,963	4,790
		65,719	KKR & Co Inc	308,846	7,255
Distribution & Wholesale - 2.75%			Onex Corp	110,144	6,266
Copart Inc (a)	197,311	11,955			42,260
Fastenal Co	56,288	3,620	Real Estate - 3.74%
		15,575	Brookfield Business Partners LP	17,461	691
Electric - 2.05%			Brookfield Property Partners LP	103,617	2,131
Brookfield Infrastructure Partners LP	215,328	9,016	CBRE Group Inc (a)	235,921	11,666
Brookfield Renewable Partners LP	80,082	2,558	Howard Hughes Corp/The (a)	60,526	6,658
		11,574			21,146
Electronics - 1.53%			REITs - 5.25%
Mettler-Toledo International Inc (a)	11,942	8,634	Equinix Inc	14,375	6,514
			SBA Communications Corp (a)	112,380	22,438
Entertainment - 2.88%			Vornado Realty Trust	11,256	759
Live Nation Entertainment Inc (a)	113,229	7,195			29,711
Vail Resorts Inc	41,823	9,088
		16,283	Retail - 10.96%
			CarMax Inc (a)	220,490	15,390
Hand & Machine Tools - 1.06%			Dollar General Corp	50,987	6,083
Colfax Corp (a)	202,195	6,001	Domino's Pizza Inc	19,625	5,065
Healthcare - Products - 0.86%			O'Reilly Automotive Inc (a)	46,930	18,223
IDEXX Laboratories Inc (a)	21,825	4,880	Restaurant Brands International Inc	255,668	16,646
Home Builders - 1.41%			Ross Stores Inc	6,399	596
Lennar Corp - A Shares	101,516	4,983			62,003
Lennar Corp - B Shares	1,475	58	Semiconductors - 1.48%
NVR Inc (a)	1,060	2,933	Microchip Technology Inc	100,941	8,374
		7,974	Software - 8.04%
Insurance - 9.87%			ANSYS Inc (a)	54,520	9,961
Aon PLC	30,257	5,165	Autodesk Inc (a)	52,893	8,242
Arch Capital Group Ltd (a)	277,128	8,957	Black Knight Inc (a)	226,636	12,352
Brown & Brown Inc	247,809	7,313	Guidewire Software Inc (a)	53,254	5,174
Fidelity National Financial Inc	321,354	11,745	MSCI Inc	24,414	4,854
Markel Corp (a)	16,881	16,818	RealPage Inc (a)	81,002	4,916
Progressive Corp/The	79,768	5,750			45,499
Trisura Group Ltd (a)	4,276	96	Telecommunications - 1.70%
		55,844	EchoStar Corp (a)	22,033	803
Internet - 4.46%			GCI Liberty Inc (a)	87,253	4,852
Liberty Expedia Holdings Inc (a)	37,692	1,613	Motorola Solutions Inc	28,105	3,947
Shopify Inc (a)	8,852	1,829			9,602
VeriSign Inc (a)	75,046	13,625	Textiles - 0.39%
Wix.com Ltd (a)	67,665	8,176	Mohawk Industries Inc (a)	17,436	2,200
		25,243	TOTAL COMMON STOCKS		$566,411
Lodging - 3.12%
Hilton Worldwide Holdings Inc	155,087	12,889
Hyatt Hotels Corp	65,864	4,780
		17,669

See accompanying notes.

Schedule of Investments MidCap Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.13%	Shares Held Value (000's)
Money Market Funds - 0.13%
Principal Government Money Market Fund	711,631	$712
2.33%(b),(c)
TOTAL INVESTMENT COMPANIES		712
Total Investments		$567,123
Other Assets and Liabilities - (0.25)%		(1,427)
TOTAL NET ASSETS - 100.00%		$565,696

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.84%
Consumer, Cyclical	21.51%
Industrial	13.18%
Consumer, Non-cyclical	13.07%
Communications	10.80%
Technology	9.52%
Utilities	2.05%
Basic Materials	1.15%
Investment Companies	0.13%
Other Assets and Liabilities	(0.25)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$4,942			$12,685	$16,915	$712
	$4,942			$12,685	$16,915	$712

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$5	$	— $		— $	—
	$5	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Multi-Asset Income Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES – 101.06%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 79.20%
Global Diversified Income Fund (a)	13,480	$180,626
Global Real Estate Securities Fund (a)	2,711	27,544
International Fund I (a)	1,740	24,129
Preferred Securities Fund (a)	6,198	61,171
Real Estate Debt Income Fund (a)	2,965	28,548
		$322,018
Principal Funds, Inc. Institutional Class - 21.86%
Equity Income Fund (a)	891	27,284
High Yield Fund I (a)	6,496	61,586
		88,870
TOTAL INVESTMENT COMPANIES		$410,888
Total Investments		$410,888
Other Assets and Liabilities - (1.06)%		(4,290)
TOTAL NET ASSETS - 100.00%		$406,598

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Specialty Funds	44.43%
Fixed Income Funds	37.21%
International Equity Funds	12.71%
Domestic Equity Funds	6.71%
Other Assets and Liabilities	(1.06)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value		Cost		Proceeds	Value
Equity Income Fund		$24,829		$2,428	$2,565	$27,284
Global Diversified Income Fund		171,467		18,543	18,366	180,626
Global Real Estate Securities Fund		24,140		2,311	2,482	27,544
High Yield Fund I		58,411		6,501	6,205	61,586
International Fund I		21,202		2,341	2,647	24,129
Preferred Securities Fund		58,094		6,267	6,205	61,171
Real Estate Debt Income Fund		27,821		2,842	2,895	28,548
		$385,964		$41,233	$41,365	$410,888

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Equity Income Fund	$160		$(16	) $	— $	2,608
Global Diversified Income Fund	2,302		25		—	8,957
Global Real Estate Securities Fund	116		29		—	3,546
High Yield Fund I	1,014		25		—	2,854
International Fund I	—		(32)		—	3,265
Preferred Securities Fund	780		4		—	3,011
Real Estate Debt Income Fund	282		(1)		—	781
	$4,654		$34	$	— $	25,022
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account March 31, 2019 (unaudited)

COMMON STOCKS - 97.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.38%			Healthcare - Products (continued)
Boeing Co/The	2,861	$1,091	Thermo Fisher Scientific Inc	7,368	$2,017
Northrop Grumman Corp	7,030	1,895	Varian Medical Systems Inc (a)	3,892	552
Teledyne Technologies Inc (a)	2,537	602			9,368
		$3,588	Healthcare - Services - 2.10%
Airlines - 1.30%			UnitedHealth Group Inc	7,558	1,869
Alaska Air Group Inc	9,453	530	Universal Health Services Inc	9,702	1,298
Delta Air Lines Inc	27,817	1,437			3,167
		1,967	Home Builders - 0.46%
Apparel - 1.32%			Thor Industries Inc	11,108	693
Deckers Outdoor Corp (a)	8,844	1,300	Insurance - 3.07%
NIKE Inc	8,151	686	Chubb Ltd	10,358	1,451
		1,986	Fidelity National Financial Inc	51,180	1,871
Automobile Manufacturers - 0.70%			Marsh & McLennan Cos Inc	13,995	1,314
PACCAR Inc	15,457	1,053			4,636
Banks - 6.38%			Internet - 8.16%
East West Bancorp Inc	27,149	1,302	Alibaba Group Holding Ltd ADR(a)	5,436	992
JPMorgan Chase & Co	46,860	4,744	Alphabet Inc - A Shares (a)	3,430	4,037
PNC Financial Services Group Inc/The	16,125	1,978	Amazon.com Inc (a)	2,091	3,723
US Bancorp	33,430	1,611	Booking Holdings Inc (a)	342	597
		9,635	Facebook Inc (a)	11,380	1,897
Beverages - 1.99%			Palo Alto Networks Inc (a)	4,407	1,070
Keurig Dr Pepper Inc	26,503	741			12,316
PepsiCo Inc	18,478	2,265	Machinery - Diversified - 0.95%
		3,006	Deere & Co	8,942	1,429
Biotechnology - 0.37%			Media - 2.96%
Biogen Inc (a)	2,350	556	Comcast Corp - Class A	39,190	1,567
Chemicals - 2.90%			Nexstar Media Group Inc	11,412	1,237
Albemarle Corp	9,058	743	Walt Disney Co/The	15,038	1,669
DowDuPont Inc	23,321	1,243			4,473
FMC Corp	20,048	1,540	Miscellaneous Manufacturers - 0.40%
HB Fuller Co	17,519	852	3M Co	2,887	600
		4,378	Oil & Gas - 5.18%
Commercial Services - 1.90%			Chevron Corp	21,734	2,677
Aaron's Inc	33,108	1,742	Cimarex Energy Co	4,256	298
PayPal Holdings Inc (a)	10,838	1,125	Royal Dutch Shell PLC - B shares ADR	48,473	3,100
		2,867	Valero Energy Corp	20,634	1,750
Computers - 4.17%					7,825
Apple Inc	33,127	6,292	Pharmaceuticals - 5.28%
Consumer Products - 0.98%			Bristol-Myers Squibb Co	22,841	1,090
Church & Dwight Co Inc	20,860	1,486	Johnson & Johnson	17,291	2,417
Distribution & Wholesale - 1.35%			Merck & Co Inc	27,246	2,266
KAR Auction Services Inc	39,611	2,032	Pfizer Inc	51,780	2,199
Diversified Financial Services - 4.80%					7,972
Ameriprise Financial Inc	11,575	1,483	REITs - 4.09%
Charles Schwab Corp/The	29,288	1,252	Alexandria Real Estate Equities Inc	21,632	3,084
Discover Financial Services	36,865	2,623	American Tower Corp	6,159	1,214
Visa Inc	12,129	1,895	Simon Property Group Inc	10,330	1,882
		7,253			6,180
Electric - 3.25%			Retail - 2.89%
NextEra Energy Inc	14,118	2,729	Costco Wholesale Corp	6,987	1,692
Xcel Energy Inc	38,789	2,181	Home Depot Inc/The	6,326	1,214
		4,910	Lululemon Athletica Inc (a)	5,375	881
Electronics - 0.71%			Starbucks Corp	7,656	569
Honeywell International Inc	6,775	1,077			4,356
Environmental Control - 0.26%			Semiconductors - 3.35%
Waste Connections Inc	4,487	398	Broadcom Inc	4,688	1,410
			Lam Research Corp	7,683	1,375
Food - 1.43%			Microchip Technology Inc	15,807	1,311
McCormick & Co Inc/MD	9,387	1,414	NVIDIA Corp	2,944	529
Tyson Foods Inc	10,708	743	ON Semiconductor Corp (a)	20,758	427
		2,157			5,052
Hand & Machine Tools - 0.53%			Software - 7.98%
Snap-on Inc	5,146	805	Adobe Inc (a)	5,704	1,520
Healthcare - Products - 6.20%			Fair Isaac Corp (a)	4,852	1,318
Abbott Laboratories	18,992	1,518	Fidelity National Information Services Inc	5,608	634
Becton Dickinson and Co	6,843	1,709	Microsoft Corp	56,118	6,619
Edwards Lifesciences Corp (a)	8,349	1,597	Omnicell Inc (a)	11,096	897
Medtronic PLC	21,689	1,975

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)
Software (continued)
ServiceNow Inc (a)	4,317	$1,064
		12,052
Telecommunications - 5.22%
Arista Networks Inc (a)	3,075	967
Cisco Systems Inc	56,256	3,037
T-Mobile US Inc (a)	21,352	1,475
Verizon Communications Inc	40,647	2,404
		7,883
Toys, Games & Hobbies - 1.09%
Hasbro Inc	19,402	1,650
Transportation - 1.26%
Expeditors International of Washington Inc	14,120	1,072
Union Pacific Corp	4,991	834
		1,906
TOTAL COMMON STOCKS		$147,004
INVESTMENT COMPANIES - 2.60%	Shares Held Value (000's)
Money Market Funds - 2.60%
Principal Government Money Market Fund	3,932,332	3,932
2.33%(b),(c)
TOTAL INVESTMENT COMPANIES		3,932
Total Investments		$150,936
Other Assets and Liabilities - 0.04%		60
TOTAL NET ASSETS - 100.00%		$150,996

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	20.25%
Financial	18.34%
Communications	16.34%
Technology	15.50%
Consumer, Cyclical	9.11%
Industrial	6.49%
Energy	5.18%
Utilities	3.25%
Basic Materials	2.90%
Investment Companies	2.60%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 2.33%	$2,989			$9,474	$8,531	$3,932
	$2,989			$9,474	$8,531	$3,932

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$19	$	— $		— $	—
	$19	$	— $		— $	—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2010 Account
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.85%
Blue Chip Fund (a)	43,494	$1,035
Diversified International Fund (a)	107,877	1,282
Diversified Real Asset Fund (a)	51,799	583
Global Multi-Strategy Fund (a)	181,630	1,902
International Small Company Fund (a)	38,951	405
LargeCap Growth Fund I (a)	67,461	1,017
MidCap Fund (a)	31,822	860
MidCap Value Fund III (a)	26,714	470
SmallCap Growth Fund I (a)	21,264	281
SmallCap Value Fund II (a)	23,515	239
		$8,074
Principal Funds, Inc. Institutional Class - 38.14%
Bond Market Index Fund (a)	281,084	3,078
Equity Income Fund (a)	25,055	767
High Yield Fund I (a)	312,032	2,958
Inflation Protection Fund (a)	208,205	1,751
LargeCap S&P 500 Index Fund (a)	100,161	1,769
LargeCap Value Fund III (a)	49,889	790
Overseas Fund (a)	136,075	1,278
		12,391
Principal Variable Contracts Funds, Inc. Class 1 - 37.02%
Core Plus Bond Account (a)	540,129	6,055
Short-Term Income Account (a)	2,332,454	5,971
		12,026
TOTAL INVESTMENT COMPANIES		$32,491
Total Investments		$32,491
Other Assets and Liabilities - (0.01)%		(3)
TOTAL NET ASSETS - 100.00%		$32,488

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.94%
Domestic Equity Funds	22.25%
Specialty Funds	7.64%
International Equity Funds	5.18%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$909	$30		$63	$1,035
Bond Market Index Fund			3,138	137		285	3,078
Core Plus Bond Account			6,111	253		529	6,055
Diversified International Fund	Class R-6		—	1,639		35	1,282
Diversified International Fund	Institutional Class		1,214	31		1,698	—
Diversified Real Asset Fund			570	33		68	583
Equity Income Fund			722	34		62	767
Global Multi-Strategy Fund			1,925	78		163	1,902
High Yield Fund I			2,900	166		248	2,958
Inflation Protection Fund			1,777	75		156	1,751
International Small Company Fund			380	19		40	405
LargeCap Growth Fund I			898	30		63	1,017
LargeCap S&P 500 Index Fund			1,617	60		126	1,769
LargeCap Value Fund III			746	30		63	790
MidCap Fund			748	29		60	860
MidCap Value Fund III			430	21		45	470
Overseas Fund			1,220	58		121	1,278
Short-Term Income Account			6,128	231		484	5,971
SmallCap Growth Fund I			240	9		19	281
SmallCap Value Fund II			220	9		18	239
			$31,893	$2,972		$4,346	$32,491

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	2	$	— $	157
Bond Market Index Fund			—	1		—	87
Core Plus Bond Account			—		(3)	—	223
Diversified International Fund	Class R-6		—	2		—	(324)
Diversified International Fund	Institutional Class		—	3		—	450
Diversified Real Asset Fund			—	3		—	45
Equity Income Fund			4	3		—	70
Global Multi-Strategy Fund			—	1		—	61
High Yield Fund I			48		(2)	—	142
Inflation Protection Fund			—	1		—	54
International Small Company Fund			—	—		—	46
LargeCap Growth Fund I			—	4		—	148
LargeCap S&P 500 Index Fund			—	6		—	212
LargeCap Value Fund III			—	2		—	75
MidCap Fund			—	4		—	139
MidCap Value Fund III			—	—		—	64
Overseas Fund			—	3		—	118
Short-Term Income Account			—	—		—	96
SmallCap Growth Fund I			—	2		—	49
SmallCap Value Fund II			—	1		—	27
			$52	$33	$	— $	1,939
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Account
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.55%
Blue Chip Fund (a)	363,750	$8,654
Diversified International Fund (a)	1,022,088	12,142
Diversified Real Asset Fund (a)	309,642	3,487
Global Multi-Strategy Fund (a)	849,180	8,891
International Small Company Fund (a)	362,097	3,766
LargeCap Growth Fund I (a)	583,658	8,801
MidCap Fund (a)	272,301	7,355
MidCap Value Fund III (a)	262,040	4,614
SmallCap Growth Fund I (a)	196,577	2,597
SmallCap Value Fund II (a)	219,980	2,239
		$62,546
Principal Funds, Inc. Institutional Class - 41.63%
Bond Market Index Fund (a)	1,382,433	15,138
Equity Income Fund (a)	229,362	7,021
High Yield Fund I (a)	1,469,292	13,929
Inflation Protection Fund (a)	839,375	7,059
LargeCap S&P 500 Index Fund (a)	863,768	15,254
LargeCap Value Fund III (a)	448,279	7,105
Overseas Fund (a)	1,287,053	12,085
		77,591
Principal Variable Contracts Funds, Inc. Class 1 - 24.82%
Core Plus Bond Account (a)	2,686,342	30,114
Short-Term Income Account (a)	6,309,695	16,153
		46,267
TOTAL INVESTMENT COMPANIES		$186,404
Total Investments		$186,404
Other Assets and Liabilities - 0.00%		(4)
TOTAL NET ASSETS - 100.00%		$186,400

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.71%
Domestic Equity Funds	34.15%
International Equity Funds	8.50%
Specialty Funds	6.64%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$7,401	$162		$223	$8,654
Bond Market Index Fund			14,856	396		546	15,138
Core Plus Bond Account			29,308	735		1,013	30,114
Diversified International Fund	Class R-6		—	15,669		194	12,142
Diversified International Fund	Institutional Class		11,047	232		15,825	—
Diversified Real Asset Fund			3,245	109		150	3,487
Equity Income Fund			6,379	202		224	7,021
Global Multi-Strategy Fund			8,687	210		290	8,891
High Yield Fund I			13,182	545		444	13,929
Inflation Protection Fund			6,906	175		242	7,059
International Small Company Fund			3,385	98		135	3,766
LargeCap Growth Fund I			7,561	162		224	8,801
LargeCap S&P 500 Index Fund			13,526	324		447	15,254
LargeCap Value Fund III			6,481	162		223	7,105
MidCap Fund			6,207	151		208	7,355
MidCap Value Fund III			4,052	116		160	4,614
Overseas Fund			11,082	313		432	12,085
Short-Term Income Account			16,035	361		498	16,153
SmallCap Growth Fund I			2,156	53		73	2,597
SmallCap Value Fund II			1,994	53		73	2,239
			$173,490	$20,228		$21,624	$186,404

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$	— $	12	$	— $	1,302
Bond Market Index Fund			—	2		—	430
Core Plus Bond Account			—	4		—	1,080
Diversified International Fund	Class R-6		—	7		—	(3,340)
Diversified International Fund	Institutional Class		—	4		—	4,542
Diversified Real Asset Fund			—		(1)	—	284
Equity Income Fund			40	8		—	656
Global Multi-Strategy Fund			—	1		—	283
High Yield Fund I			223	2		—	644
Inflation Protection Fund			—	—		—	220
International Small Company Fund			—	—		—	418
LargeCap Growth Fund I			—	—		—	1,302
LargeCap S&P 500 Index Fund			—		(4)	—	1,855
LargeCap Value Fund III			—	7		—	678
MidCap Fund			—	9		—	1,196
MidCap Value Fund III			—	6		—	600
Overseas Fund			—	—		—	1,122
Short-Term Income Account			—	—		—	255
SmallCap Growth Fund I			—	5		—	456
SmallCap Value Fund II			—	3		—	262
			$263	$65	$	— $	14,245
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Account
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 43.38%
Blue Chip Fund (a)	210,575	$5,010
Diversified International Fund (a)	1,104,880	13,126
Diversified Real Asset Fund (a)	273,626	3,081
Global Multi-Strategy Fund (a)	632,577	6,623
International Emerging Markets Fund (a)	62,707	1,552
International Small Company Fund (a)	422,772	4,397
LargeCap Growth Fund I (a)	974,751	14,699
MidCap Fund (a)	317,956	8,588
MidCap Value Fund III (a)	317,685	5,595
Origin Emerging Markets Fund (a)	148,263	1,564
SmallCap Growth Fund I (a)	230,536	3,045
SmallCap Value Fund II (a)	258,542	2,632
		$69,912
Principal Funds, Inc. Institutional Class - 43.57%
Bond Market Index Fund (a)	943,938	10,336
Equity Income Fund (a)	142,213	4,353
High Yield Fund I (a)	915,275	8,677
Inflation Protection Fund (a)	395,859	3,329
LargeCap S&P 500 Index Fund (a)	1,019,314	18,001
LargeCap Value Fund III (a)	786,469	12,465
Overseas Fund (a)	1,390,377	13,056
		70,217
Principal Variable Contracts Funds, Inc. Class 1 - 13.05%
Core Plus Bond Account (a)	1,875,440	21,024
TOTAL INVESTMENT COMPANIES		$161,153
Total Investments		$161,153
Other Assets and Liabilities - 0.00%		(4)
TOTAL NET ASSETS - 100.00%		$161,149

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.16%
Fixed Income Funds	35.06%
International Equity Funds	12.76%
Specialty Funds	6.02%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$4,165	$200		$101	$5,010
Bond Market Index Fund			9,760	581		296	10,336
Core Plus Bond Account			19,749	1,080		549	21,024
Diversified International Fund	Class R-6		—	13,633		181	13,126
Diversified International Fund	Institutional Class		11,512	407		13,519	—
Diversified Real Asset Fund			2,743	196		100	3,081
Equity Income Fund			3,830	225		103	4,353
Global Multi-Strategy Fund			6,259	322		164	6,623
High Yield Fund I			7,946	549		209	8,677
Inflation Protection Fund			3,142	173		88	3,329
International Emerging Markets Fund			1,385	79		41	1,552
International Small Company Fund			3,807	236		119	4,397
LargeCap Growth Fund I			12,275	597		304	14,699
LargeCap S&P 500 Index Fund			15,471	805		410	18,001
LargeCap Value Fund III			11,001	597		304	12,465
MidCap Fund			7,031	365		186	8,588
MidCap Value Fund III			4,740	290		146	5,595
Origin Emerging Markets Fund			1,340	79		41	1,564
Overseas Fund			11,543	691		352	13,056
SmallCap Growth Fund I			2,454	130		67	3,045
SmallCap Value Fund II			2,267	130		67	2,632
			$142,420	$21,365		$17,347	$161,153

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	— $		— $	746
Bond Market Index Fund			—	—		—	291
Core Plus Bond Account			—	—		—	744
Diversified International Fund	Class R-6		—	—		—	(326)
Diversified International Fund	Institutional Class		—	—		—	1,600
Diversified Real Asset Fund			—	—		—	242
Equity Income Fund			25	—		—	401
Global Multi-Strategy Fund			—	—		—	206
High Yield Fund I			137	—		—	391
Inflation Protection Fund			—	—		—	102
International Emerging Markets Fund			—	—		—	129
International Small Company Fund			—	—		—	473
LargeCap Growth Fund I			—		(1)	—	2,132
LargeCap S&P 500 Index Fund			—		(1)	—	2,136
LargeCap Value Fund III			—		(1)	—	1,172
MidCap Fund			—		(1)	—	1,379
MidCap Value Fund III			—		(1)	—	712
Origin Emerging Markets Fund			—	—		—	186
Overseas Fund			—	—		—	1,174
SmallCap Growth Fund I			—	—		—	528
SmallCap Value Fund II			—	—		—	302
			$162	$(5	) $	— $	14,720
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Account
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 41.35%
Blue Chip Fund (a)	112,762	$2,683
Diversified International Fund (a)	605,460	7,193
International Emerging Markets Fund (a)	41,443	1,026
International Small Company Fund (a)	218,446	2,272
LargeCap Growth Fund I (a)	522,399	7,878
MidCap Value Fund III (a)	196,168	3,454
Origin Emerging Markets Fund (a)	97,631	1,030
Real Estate Securities Fund (a)	62,204	1,588
SmallCap Growth Fund I (a)	123,209	1,627
SmallCap Value Fund II (a)	141,656	1,442
		$30,193
Principal Funds, Inc. Institutional Class - 49.03%
Bond Market Index Fund (a)	302,214	3,309
Equity Income Fund (a)	76,711	2,348
High Yield Fund I (a)	269,862	2,558
LargeCap S&P 500 Index Fund (a)	546,348	9,649
LargeCap Value Fund III (a)	429,585	6,809
MidCap Growth Fund III (a)	354,389	3,969
Overseas Fund (a)	761,929	7,155
		35,797
Principal Variable Contracts Funds, Inc. Class 1 - 9.63%
Core Plus Bond Account (a)	627,126	7,030
TOTAL INVESTMENT COMPANIES		$73,020
Total Investments		$73,020
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$73,016

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.77%
Fixed Income Funds	27.51%
International Equity Funds	15.73%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$2,222	$145		$79	$2,683
Bond Market Index Fund			3,098	266		147	3,309
Core Plus Bond Account			6,561	496		273	7,030
Diversified International Fund	Class R-6		—	7,401		9	7,193
Diversified International Fund	Institutional Class		6,277	284		7,450	—
Equity Income Fund			2,056	158		80	2,348
High Yield Fund I			2,331	201		88	2,558
International Emerging Markets Fund			911	69		38	1,026
International Small Company Fund			1,957	161		88	2,272
LargeCap Growth Fund I			6,553	434		238	7,878
LargeCap S&P 500 Index Fund			8,255	582		319	9,649
LargeCap Value Fund III			5,981	434		238	6,809
MidCap Growth Fund III			3,267	237		130	3,969
MidCap Value Fund III			2,913	237		130	3,454
Origin Emerging Markets Fund			878	69		38	1,030
Overseas Fund			6,294	501		275	7,155
Real Estate Securities Fund			1,306	126		66	1,588
SmallCap Growth Fund I			1,306	95		53	1,627
SmallCap Value Fund II			1,236	95		53	1,442
			$63,402	$11,991		$9,792	$73,020

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	— $		— $	395
Bond Market Index Fund			—	—		—	92
Core Plus Bond Account			—	1		—	245
Diversified International Fund	Class R-6		—	—		—	(199)
Diversified International Fund	Institutional Class		—		(1)	—	890
Equity Income Fund			13	—		—	214
High Yield Fund I			40	—		—	114
International Emerging Markets Fund			—	—		—	84
International Small Company Fund			—	—		—	242
LargeCap Growth Fund I			—		(2)	—	1,131
LargeCap S&P 500 Index Fund			—		(1)	—	1,132
LargeCap Value Fund III			—		(1)	—	633
MidCap Growth Fund III			—	—		—	595
MidCap Value Fund III			—	—		—	434
Origin Emerging Markets Fund			—	—		—	121
Overseas Fund			—	—		—	635
Real Estate Securities Fund			7	1		—	221
SmallCap Growth Fund I			—	—		—	279
SmallCap Value Fund II			—	—		—	164
			$60	$(3	) $	— $	7,422
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Account
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 45.62%
Blue Chip Fund (a)	59,390	$1,413
Diversified International Fund (a)	320,295	3,805
International Emerging Markets Fund (a)	22,534	558
International Small Company Fund (a)	113,235	1,178
LargeCap Growth Fund I (a)	277,480	4,184
MidCap Value Fund III (a)	104,164	1,834
Origin Emerging Markets Fund (a)	53,089	560
Real Estate Securities Fund (a)	29,849	762
SmallCap Growth Fund I (a)	67,587	893
SmallCap Value Fund II (a)	78,118	795
		$15,982
Principal Funds, Inc. Institutional Class - 49.52%
Bond Market Index Fund (a)	62,257	682
Equity Income Fund (a)	40,575	1,242
High Yield Fund I (a)	78,618	745
LargeCap S&P 500 Index Fund (a)	289,246	5,108
LargeCap Value Fund III (a)	229,449	3,637
MidCap Growth Fund III (a)	191,859	2,149
Overseas Fund (a)	403,075	3,785
		17,348
Principal Variable Contracts Funds, Inc. Class 1 - 4.87%
Core Plus Bond Account (a)	152,015	1,704
TOTAL INVESTMENT COMPANIES		$35,034
Total Investments		$35,034
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$35,030

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.85%
Fixed Income Funds	19.81%
International Equity Funds	17.35%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)			Sales(a)	March 31, 2019
			Value			Cost	Proceeds	Value
Blue Chip Fund			$1,206			$40	$47	$1,413
Bond Market Index Fund			669			37	44	682
Core Plus Bond Account			1,656			70	83	1,704
Diversified International Fund	Class R-6		—			4,033	101	3,805
Diversified International Fund	Institutional Class		3,451			94	4,050	—
Equity Income Fund			1,125			47	47	1,242
High Yield Fund I			703			36	28	745
International Emerging Markets Fund			514			20	23	558
International Small Company Fund			1,055			44	51	1,178
LargeCap Growth Fund I			3,589			121	143	4,184
LargeCap S&P 500 Index Fund			4,520			162	192	5,108
LargeCap Value Fund III			3,309			121	142	3,637
MidCap Growth Fund III			1,828			66	77	2,149
MidCap Value Fund III			1,606			66	78	1,834
Origin Emerging Markets Fund			496			20	24	560
Overseas Fund			3,459			139	164	3,785
Real Estate Securities Fund			653			33	34	762
SmallCap Growth Fund I			739			27	31	893
SmallCap Value Fund II			706			27	33	795
			$31,284			$5,203	$5,392	$35,034

			Realized Gain/Loss				Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$	— $	— $			— $	214
Bond Market Index Fund			—	—			—	20
Core Plus Bond Account			—	—			—	61
Diversified International Fund	Class R-6		—	—			—	(127)
Diversified International Fund	Institutional Class		—	—			—	505
Equity Income Fund			7	—			—	117
High Yield Fund I			12	—			—	34
International Emerging Markets Fund			—	—			—	47
International Small Company Fund			—	—			—	130
LargeCap Growth Fund I			—	—			—	617
LargeCap S&P 500 Index Fund			—	1			—	617
LargeCap Value Fund III			—	—			—	349
MidCap Growth Fund III			—	—			—	332
MidCap Value Fund III			—	—			—	240
Origin Emerging Markets Fund			—	—			—	68
Overseas Fund			—	—			—	351
Real Estate Securities Fund			3	—			—	110
SmallCap Growth Fund I			—	—			—	158
SmallCap Value Fund II			—	—			—	95
			$22	$1	$		— $	3,938
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Account
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 47.88%
Blue Chip Fund (a)	10,728	$255
Diversified International Fund (a)	60,599	720
International Emerging Markets Fund (a)	4,581	113
International Small Company Fund (a)	20,700	215
LargeCap Growth Fund I (a)	49,976	754
MidCap Value Fund III (a)	19,981	352
Origin Emerging Markets Fund (a)	10,853	115
Real Estate Securities Fund (a)	5,497	140
SmallCap Growth Fund I (a)	12,721	168
SmallCap Value Fund II (a)	14,715	150
		$2,982
Principal Funds, Inc. Institutional Class - 49.99%
Bond Market Index Fund (a)	4,081	45
Equity Income Fund (a)	7,464	228
High Yield Fund I (a)	13,513	128
LargeCap S&P 500 Index Fund (a)	52,811	933
LargeCap Value Fund III (a)	42,076	667
MidCap Growth Fund III (a)	35,418	397
Overseas Fund (a)	76,157	715
		3,113
Principal Variable Contracts Funds, Inc. Class 1 - 2.18%
Core Plus Bond Account (a)	12,153	136
TOTAL INVESTMENT COMPANIES		$6,231
Total Investments		$6,231
Other Assets and Liabilities - (0.05)%		(3)
TOTAL NET ASSETS - 100.00%		$6,228

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.94%
International Equity Funds	18.59%
Fixed Income Funds	16.52%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$187	$51		$19	$255
Bond Market Index Fund			27	26		9	45
Core Plus Bond Account			103	46		18	136
Diversified International Fund	Class R-6		—	757		36	720
Diversified International Fund	Institutional Class		543	88		696	—
Equity Income Fund			175	52		18	228
High Yield Fund I			102	31		10	128
International Emerging Markets Fund			87	28		10	113
International Small Company Fund			160	55		21	215
LargeCap Growth Fund I			555	153		55	754
LargeCap S&P 500 Index Fund			700	206		76	933
LargeCap Value Fund III			512	153		55	667
MidCap Growth Fund III			287	85		31	397
MidCap Value Fund III			257	86		31	352
Origin Emerging Markets Fund			84	28		10	115
Overseas Fund			544	178		64	715
Real Estate Securities Fund			99	37		13	140
SmallCap Growth Fund I			119	35		12	168
SmallCap Value Fund II			112	35		12	150
			$4,653	$2,130		$1,196	$6,231

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	1	$	— $	35
Bond Market Index Fund			—	—		—	1
Core Plus Bond Account			—	—		—	5
Diversified International Fund	Class R-6		—	—		—	(1)
Diversified International Fund	Institutional Class		—	—		—	65
Equity Income Fund			1	—		—	19
High Yield Fund I			2	—		—	5
International Emerging Markets Fund			—	—		—	8
International Small Company Fund			—	—		—	21
LargeCap Growth Fund I			—	—		—	101
LargeCap S&P 500 Index Fund			—	1		—	102
LargeCap Value Fund III			—	—		—	57
MidCap Growth Fund III			—	—		—	56
MidCap Value Fund III			—	—		—	40
Origin Emerging Markets Fund			—	—		—	13
Overseas Fund			—	—		—	57
Real Estate Securities Fund			1	—		—	17
SmallCap Growth Fund I			—	—		—	26
SmallCap Value Fund II			—	—		—	15
			$4	$2	$	— $	642
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.02%		Shares Held Value (000's)			(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 20.60%						Investment Company Act of 1940) or an affiliate as defined by the Investment
Blue Chip Fund (a)		40,681	$968			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Diversified International Fund (a)		50,711	602			shares of the security). Please see affiliated sub-schedule for transactional
Diversified Real Asset Fund (a)		37,395	421			information.
Global Multi-Strategy Fund (a)		147,756	1,547
International Small Company Fund (a)		18,618	194			Portfolio Summary (unaudited)
MidCap Fund (a)		24,643	666		Fund Type					Percent
SmallCap Growth Fund I (a)		10,446	138		Fixed Income Funds					72.30%
SmallCap Value Fund II (a)		12,123	123		Domestic Equity Funds					15.50%
			$4,659		Specialty Funds					8.70%
Principal Funds, Inc. Institutional Class - 35.22%					International Equity Funds					3.52%
Bond Market Index Fund (a)		233,803	2,560		Other Assets and Liabilities					(0.02)%
Equity Income Fund (a)		24,828	760		TOTAL NET ASSETS					100.00%
High Yield Fund I (a)		226,357	2,146
Inflation Protection Fund (a)		124,595	1,048
LargeCap S&P 500 Index Fund (a)		48,257	852
Overseas Fund (a)		63,937	601
			7,967
Principal Variable Contracts Funds, Inc. Class 1 - 44.20%
Core Plus Bond Account (a)		444,218	4,980
Short-Term Income Account (a)		1,959,981	5,017
			9,997
TOTAL INVESTMENT COMPANIES			$22,623
Total Investments			$22,623
Other Assets and Liabilities - (0.02)%			(4)
TOTAL NET ASSETS - 100.00%			$22,619

Affiliated Securities		December 31, 2018				Purchases(a)		Sales(a)	March 31, 2019
		Value				Cost		Proceeds		Value
Blue Chip Fund		$			800	$54		$28		$968
Bond Market Index Fund			2,391			206		107		2,560
Core Plus Bond Account			4,624			387		204		4,980
Diversified International Fund	Class R-6				—	700		5		602
Diversified International Fund	Institutional Class				521	20		692		—
Diversified Real Asset Fund					369	43		22		421
Equity Income Fund					662	58		28		760
Global Multi-Strategy Fund			1,443			120		63		1,547
High Yield Fund I			1,941			196		86		2,146
Inflation Protection Fund					976	86		45		1,048
International Small Company Fund					165	17		9		194
LargeCap S&P 500 Index Fund					728	53		27		852
MidCap Fund					540	44		23		666
Overseas Fund					523	52		27		601
Short-Term Income Account			4,766			369		194		5,017
SmallCap Growth Fund I					111	9		5		138
SmallCap Value Fund II					106	9		6		123
			$20,666			$2,423		$1,571		$22,623
			Realized Gain/Loss					Realized Gain from		Change in Unrealized
			Income		on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$	— $			1	$		— $	141
Bond Market Index Fund			—			—			—	70
Core Plus Bond Account			—			—			—	173
Diversified International Fund	Class R-6		—			—			—	(93)
Diversified International Fund	Institutional Class		—			1			—	150
Diversified Real Asset Fund			—			—			—	31
Equity Income Fund			4			1			—	67
Global Multi-Strategy Fund			—			—			—	47
High Yield Fund I			33			(1)			—	96
Inflation Protection Fund			—			—			—	31
International Small Company Fund			—			—			—	21
LargeCap S&P 500 Index Fund			—			—			—	98
MidCap Fund			—			1			—	104
Overseas Fund			—			—			—	53
Short-Term Income Account			—			—			—	76
SmallCap Growth Fund I			—			—			—	23
SmallCap Value Fund II			—			—			—	14
			$37	$		3	$		— $	1,102
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
March 31, 2019 (unaudited)

COMMON STOCKS - 99.23%	Shares Held Value (000's)			(a) Non-income producing security
Lodging - 3.75%				(b)		Affiliated Security. Security is either an affiliate (and registered under the
Extended Stay America Inc	63,023	$1,131		Investment Company Act of 1940) or an affiliate as defined by the Investment
Hilton Grand Vacations Inc (a)	47,823	1,475		Company Act of 1940 (controls 5.0% or more of the outstanding voting
Hilton Worldwide Holdings Inc	39,749	3,304		shares of the security). Please see affiliated sub-schedule for transactional
		$5,910		information.
REITs - 93.23%				(c)	Current yield shown is as of period end.
Alexandria Real Estate Equities Inc	50,308	7,172
American Homes 4 Rent	120,465	2,737			Portfolio Summary (unaudited)
American Tower Corp	7,791	1,535		Sector		Percent
Apartment Investment & Management Co	97,958	4,926		Financial		93.23%
AvalonBay Communities Inc	49,160	9,868		Consumer, Cyclical		3.75%
Boston Properties Inc	35,604	4,767		Technology		2.25%
Corporate Office Properties Trust	42,585	1,163		Investment Companies		1.53%
Crown Castle International Corp	12,441	1,592		Other Assets and Liabilities		(0.76)%
CubeSmart	73,214	2,346		TOTAL NET ASSETS		100.00%
Duke Realty Corp	79,946	2,445
EPR Properties	43,887	3,375
Equinix Inc	20,414	9,251
Equity LifeStyle Properties Inc	22,770	2,603
Equity Residential	22,707	1,710
Essex Property Trust Inc	23,909	6,915
Extra Space Storage Inc	50,550	5,152
First Industrial Realty Trust Inc	38,652	1,367
HCP Inc	58,120	1,819
Healthcare Trust of America Inc	153,826	4,398
Hudson Pacific Properties Inc	56,062	1,930
Invitation Homes Inc	288,396	7,017
Kilroy Realty Corp	46,531	3,534
Physicians Realty Trust	72,741	1,368
Prologis Inc	164,302	11,822
Public Storage	12,272	2,673
Regency Centers Corp	76,141	5,139
Sabra Health Care REIT Inc	34,945	680
Saul Centers Inc	13,644	701
Simon Property Group Inc	42,085	7,668
Spirit Realty Capital Inc	63,566	2,525
STORE Capital Corp	140,365	4,702
Sun Communities Inc	37,470	4,441
Sunstone Hotel Investors Inc	178,533	2,571
Tanger Factory Outlet Centers Inc	45,387	952
Taubman Centers Inc	28,620	1,513
Terreno Realty Corp	34,010	1,430
VICI Properties Inc	87,582	1,916
Welltower Inc	102,615	7,963
Weyerhaeuser Co	37,570	990
		146,676
Software - 2.25%
InterXion Holding NV (a)	53,045	3,540
TOTAL COMMON STOCKS		$156,126
INVESTMENT COMPANIES - 1.53%	Shares Held Value (000's)
Money Market Funds - 1.53%
Principal Government Money Market Fund	2,408,421	2,408
2.33%(b),(c)
TOTAL INVESTMENT COMPANIES		2,408
Total Investments		$158,534
Other Assets and Liabilities - (0.76)%		(1,201)
TOTAL NET ASSETS - 100.00%		$157,333

Affiliated Securities	December 31, 2018			Purchases	Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%		$911		$6,589	$5,092	$2,408
		$911		$6,589	$5,092	$2,408

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.33%		$6	$	— $	— $	—
		$6	$	— $	— $	—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund	2,161,106	$2,161
2.33%(a),(b)
Principal Exchange-Traded Funds - 20.49%
Principal Active Global Dividend Income ETF (a)	1,237,500	33,081
Principal EDGE Active Income ETF (a)	228,100	9,081
Principal Investment Grade Corporate Active	439,000	11,116
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	2,665,200	74,892
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	504,100	15,758
ETF (a)
		$143,928
Principal Funds, Inc. Class R-6 - 41.66%
Blue Chip Fund (a)	2,590,711	61,633
Diversified International Fund (a)	6,655,255	79,064
Diversified Real Asset Fund (a)	2,085,522	23,483
EDGE MidCap Fund (a)	1,975,383	27,260
Global Multi-Strategy Fund (a)	2,488,193	26,051
Global Real Estate Securities Fund (a)	2,159,453	21,940
High Yield Fund (a)	1,457,351	10,304
International Emerging Markets Fund (a)	364,523	9,022
International Small Company Fund (a)	798,911	8,309
Preferred Securities Fund (a)	1,846,584	18,226
Real Estate Debt Income Fund (a)	755,188	7,273
		292,565
Principal Funds, Inc. Institutional Class - 8.47%
Inflation Protection Fund (a)	1,289,460	10,844
Short-Term Income Fund (a)	4,005,558	48,668
		59,512
Principal Variable Contracts Funds, Inc. Class 1 - 29.09%
Equity Income Account (a)	3,425,861	86,914
Government & High Quality Bond Account (a)	4,002,862	38,708
Income Account (a)	7,591,851	78,651
		204,273
TOTAL INVESTMENT COMPANIES		$702,439
Total Investments		$702,439
Other Assets and Liabilities - (0.02)%		(163)
TOTAL NET ASSETS - 100.00%		$702,276

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	44.42%
Domestic Equity Funds	37.95%
International Equity Funds	10.29%
Specialty Funds	7.05%
Investment Companies	0.31%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$54,795	$55		$2,807	$61,633
Diversified International Fund	Class R-6		—	78,107		440	79,064
Diversified International Fund	Institutional Class		71,127	936		78,482	—
Diversified Real Asset Fund			22,409	36		886	23,483
EDGE MidCap Fund			24,457	22		879	27,260
Equity Income Account			80,186	79		2,125	86,914
Global Multi-Strategy Fund			26,336	14		1,142	26,051
Global Real Estate Securities Fund			20,436	103		1,547	21,940
Government & High Quality Bond Account			40,125	60		2,287	38,708
High Yield Fund			10,242	181		676	10,304
Income Account			79,967	75		4,088	78,651
Inflation Protection Fund			11,152	17		669	10,844
International Emerging Markets Fund			8,258	6		—	9,022
International Small Company Fund			7,392	6		—	8,309
Preferred Securities Fund			17,967	247		895	18,226
Principal Active Global Dividend Income ETF			30,012	—		—	33,081
Principal EDGE Active Income ETF			8,651	—		—	9,081
Principal Government Money Market Fund 2.33%			2,067	939		845	2,161
Principal Investment Grade Corporate Active ETF			10,579	—		—	11,116
Principal U.S. Mega-Cap Multi-Factor Index ETF			66,603	—		—	74,892
Principal U.S. Small-Cap Multi-Factor Index ETF			14,004	—		—	15,758
Real Estate Debt Income Fund			7,387	70		383	7,273
Short-Term Income Fund			50,441	393		2,734	48,668
			$664,593	$81,346		$100,885	$702,439

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	(136	) $	— $	9,726
Diversified International Fund	Class R-6		—	(11)		—	1,408
Diversified International Fund	Institutional Class		—	(19)		—	6,438
Diversified Real Asset Fund			—	(1)		—	1,925
EDGE MidCap Fund			—	(4)		—	3,664
Equity Income Account			—	(54)		—	8,828
Global Multi-Strategy Fund			—	(26)		—	869
Global Real Estate Securities Fund			91	18		—	2,930
Government & High Quality Bond Account			—	(74)		—	884
High Yield Fund			158	—		—	557
Income Account			—	104		—	2,593
Inflation Protection Fund			—	(29)		—	373
International Emerging Markets Fund			—	—		—	758
International Small Company Fund			—	—		—	911
Preferred Securities Fund			228	(56)		—	963
Principal Active Global Dividend Income ETF			—	—		—	3,069
Principal EDGE Active Income ETF			73	—		—	430
Principal Government Money Market Fund 2.33%			13	—		—	—
Principal Investment Grade Corporate Active ETF			73	—		—	537
Principal U.S. Mega-Cap Multi-Factor Index ETF			—	—		—	8,289
Principal U.S. Small-Cap Multi-Factor Index ETF			—	—		—	1,754
Real Estate Debt Income Fund			70	(8)		—	207
Short-Term Income Fund			308	(32)		—	600
			$1,014	$(328	) $	— $	57,713
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.51%
Principal Government Money Market Fund	944,908	$945
2.33%(a),(b)
Principal Exchange-Traded Funds - 14.87%
Principal Active Global Dividend Income ETF (a)	133,000	3,555
Principal EDGE Active Income ETF (a)	126,800	5,048
Principal Investment Grade Corporate Active	176,400	4,466
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	431,800	12,134
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	78,200	2,445
ETF (a)
		$27,648
Principal Funds, Inc. Class R-6 - 36.81%
Blue Chip Fund (a)	459,163	10,924
Diversified International Fund (a)	1,185,689	14,086
Diversified Real Asset Fund (a)	485,759	5,470
EDGE MidCap Fund (a)	331,519	4,575
Global Diversified Income Fund (a)	366,207	4,907
Global Multi-Strategy Fund (a)	663,833	6,950
Global Real Estate Securities Fund (a)	443,120	4,502
High Yield Fund (a)	669,726	4,735
International Emerging Markets Fund (a)	60,563	1,499
International Small Company Fund (a)	146,901	1,528
Preferred Securities Fund (a)	771,530	7,615
Real Estate Debt Income Fund (a)	173,122	1,667
		68,458
Principal Funds, Inc. Institutional Class - 13.56%
Inflation Protection Fund (a)	574,999	4,836
Short-Term Income Fund (a)	1,677,975	20,387
		25,223
Principal Variable Contracts Funds, Inc. Class 1 - 34.27%
Equity Income Account (a)	603,537	15,312
Government & High Quality Bond Account (a)	1,848,879	17,878
Income Account (a)	2,947,469	30,536
		63,726
TOTAL INVESTMENT COMPANIES		$186,000
Total Investments		$186,000
Other Assets and Liabilities - (0.02)%		(42)
TOTAL NET ASSETS - 100.00%		$185,958

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	59.81%
Domestic Equity Funds	24.42%
Specialty Funds	9.32%
International Equity Funds	5.96%
Investment Companies	0.51%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$9,319	$337		$410	$10,924
Diversified International Fund	Class R-6		—	13,677		40	14,086
Diversified International Fund	Institutional Class		12,173	563		13,647	—
Diversified Real Asset Fund			5,061	120		151	5,470
EDGE MidCap Fund			3,962	169		161	4,575
Equity Income Account			13,827	411		470	15,312
Global Diversified Income Fund			4,642	187		162	4,907
Global Multi-Strategy Fund			6,969	152		395	6,950
Global Real Estate Securities Fund			3,917	218		216	4,502
Government & High Quality Bond Account			17,903	313		711	17,878
High Yield Fund			4,362	279		151	4,735
Income Account			29,763	643		905	30,536
Inflation Protection Fund			4,746	120		180	4,836
International Emerging Markets Fund			1,347	47		19	1,499
International Small Company Fund			1,335	47		20	1,528
Preferred Securities Fund			7,074	330		153	7,615
Principal Active Global Dividend Income ETF			3,226	—		—	3,555
Principal EDGE Active Income ETF			4,809	—		—	5,048
Principal Government Money Market Fund 2.33%			897	213		165	945
Principal Investment Grade Corporate Active ETF			4,251	—		—	4,466
Principal U.S. Mega-Cap Multi-Factor Index ETF			10,791	—		—	12,134
Principal U.S. Small-Cap Multi-Factor Index ETF			2,172	—		—	2,445
Real Estate Debt Income Fund			1,616	39		33	1,667
Short-Term Income Fund			20,485	532		867	20,387
			$174,647	$18,397		$18,856	$186,000

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	(27	) $	— $	1,705
Diversified International Fund	Class R-6		—	—		—	449
Diversified International Fund	Institutional Class		—	—		—	911
Diversified Real Asset Fund			—	(1)		—	441
EDGE MidCap Fund			—	(1)		—	606
Equity Income Account			—	(11)		—	1,555
Global Diversified Income Fund			61	(9)		—	249
Global Multi-Strategy Fund			—	(19)		—	243
Global Real Estate Securities Fund			19	1		—	582
Government & High Quality Bond Account			—	(39)		—	412
High Yield Fund			71	—		—	245
Income Account			—	—		—	1,035
Inflation Protection Fund			—	(8)		—	158
International Emerging Markets Fund			—	—		—	124
International Small Company Fund			—	(4)		—	170
Preferred Securities Fund			93	(10)		—	374
Principal Active Global Dividend Income ETF			—	—		—	329
Principal EDGE Active Income ETF			41	—		—	239
Principal Government Money Market Fund 2.33%			5	—		—	—
Principal Investment Grade Corporate Active ETF			29	—		—	215
Principal U.S. Mega-Cap Multi-Factor Index ETF			—	—		—	1,343
Principal U.S. Small-Cap Multi-Factor Index ETF			—	—		—	273
Real Estate Debt Income Fund			16	(1)		—	46
Short-Term Income Fund			128	(9)		—	246
			$463	$(138	) $	— $	11,950
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund	823,748	$824
2.33%(a),(b)
Principal Exchange-Traded Funds - 20.61%
Principal Active Global Dividend Income ETF (a)	378,000	10,105
Principal Investment Grade Corporate Active	86,500	2,190
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	1,637,800	46,022
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	333,900	10,438
ETF (a)
		$68,755
Principal Funds, Inc. Class R-6 - 50.39%
Blue Chip Fund (a)	1,704,520	40,551
Diversified International Fund (a)	4,557,814	54,147
Diversified Real Asset Fund (a)	1,085,339	12,221
EDGE MidCap Fund (a)	1,453,342	20,056
Global Multi-Strategy Fund (a)	450,478	4,716
Global Real Estate Securities Fund (a)	1,164,095	11,827
International Small Company Fund (a)	514,923	5,355
Multi-Manager Equity Long/Short Fund (a)	845,362	7,811
Origin Emerging Markets Fund (a)	586,054	6,183
Preferred Securities Fund (a)	528,072	5,212
		168,079
Principal Funds, Inc. Institutional Class - 4.50%
Short-Term Income Fund (a)	1,234,915	15,004
Principal Variable Contracts Funds, Inc. Class 1 - 24.28%
Equity Income Account (a)	2,206,715	55,984
Government & High Quality Bond Account (a)	959,447	9,278
Income Account (a)	1,520,159	15,749
		81,011
TOTAL INVESTMENT COMPANIES		$333,673
Total Investments		$333,673
Other Assets and Liabilities - (0.03)%		(95)
TOTAL NET ASSETS - 100.00%		$333,578

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.87%
Fixed Income Funds	30.45%
International Equity Funds	10.04%
Specialty Funds	7.42%
Investment Companies	0.25%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2019 (unaudited)

Affiliated Securities			December 31, 2018	Purchases(a)		Sales(a)	March 31, 2019
			Value	Cost		Proceeds	Value
Blue Chip Fund			$35,689	$344		$1,738	$40,551
Diversified International Fund	Class R-6		—	53,328		—	54,147
Diversified International Fund	Institutional Class		47,933	839		53,245	—
Diversified Real Asset Fund			11,715	97		598	12,221
EDGE MidCap Fund			17,707	347		668	20,056
Equity Income Account			52,108	403		2,209	55,984
Global Multi-Strategy Fund			5,034	11		488	4,716
Global Real Estate Securities Fund			10,875	64		683	11,827
Government & High Quality Bond Account			9,629	58		603	9,278
Income Account			16,085	55		932	15,749
International Small Company Fund			4,663	113		—	5,355
Multi-Manager Equity Long/Short Fund			7,946	15		562	7,811
Origin Emerging Markets Fund			5,466	83		119	6,183
Preferred Securities Fund			5,137	87		271	5,212
Principal Active Global Dividend Income ETF			9,167	—		—	10,105
Principal Government Money Market Fund 2.33%			797	407		380	824
Principal Investment Grade Corporate Active ETF			2,084	—		—	2,190
Principal U.S. Mega-Cap Multi-Factor Index ETF			40,929	—		—	46,022
Principal U.S. Small-Cap Multi-Factor Index ETF			9,276	—		—	10,438
Short-Term Income Fund			15,424	251		846	15,004
			$307,664	$56,502		$63,342	$333,673

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
			Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$	— $	(136	) $	— $	6,392
Diversified International Fund	Class R-6		—	—		—	819
Diversified International Fund	Institutional Class		—		(2)	—	4,475
Diversified Real Asset Fund			—		(18)	—	1,025
EDGE MidCap Fund			—		(4)	—	2,674
Equity Income Account			—		(124)	—	5,806
Global Multi-Strategy Fund			—	6		—	153
Global Real Estate Securities Fund			49		(1)	—	1,572
Government & High Quality Bond Account			—		(35)	—	229
Income Account			—		(32)	—	573
International Small Company Fund			—	—		—	579
Multi-Manager Equity Long/Short Fund			—		(45)	—	457
Origin Emerging Markets Fund			—	6		—	747
Preferred Securities Fund			65		(12)	—	271
Principal Active Global Dividend Income ETF			—	—		—	938
Principal Government Money Market Fund 2.33%			5	—		—	—
Principal Investment Grade Corporate Active ETF			14	—		—	106
Principal U.S. Mega-Cap Multi-Factor Index ETF			—	—		—	5,093
Principal U.S. Small-Cap Multi-Factor Index ETF			—	—		—	1,162
Short-Term Income Fund			95		(10)	—	185
			$228	$(407	) $	— $	33,256
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
	SAM Flexible Income Portfolio
		March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 1.00%
Principal Government Money Market Fund	1,889,323	$1,889
2.33%(a),(b)
Principal Exchange-Traded Funds - 17.28%
Principal Active Global Dividend Income ETF (a)	505,300	13,508
Principal EDGE Active Income ETF (a)	149,500	5,952
Principal Investment Grade Corporate Active	243,500	6,165
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	253,600	7,126
ETF (a)
		$32,751
Principal Funds, Inc. Class R-6 - 22.70%
Blue Chip Fund (a)	104,531	2,487
EDGE MidCap Fund (a)	203,317	2,806
Global Diversified Income Fund (a)	691,891	9,271
Global Real Estate Securities Fund (a)	722,998	7,346
High Yield Fund (a)	1,131,109	7,997
Preferred Securities Fund (a)	975,513	9,628
Real Estate Debt Income Fund (a)	362,566	3,491
		43,026
Principal Funds, Inc. Institutional Class - 18.71%
Inflation Protection Fund (a)	1,445,149	12,154
Short-Term Income Fund (a)	1,919,454	23,321
		35,475
Principal Variable Contracts Funds, Inc. Class 1 - 40.33%
Equity Income Account (a)	488,521	12,394
Government & High Quality Bond Account (a)	2,165,018	20,936
Income Account (a)	4,162,461	43,123
		76,453
TOTAL INVESTMENT COMPANIES		$189,594
Total Investments		$189,594
Other Assets and Liabilities - (0.02)%		(43)
TOTAL NET ASSETS - 100.00%		$189,551

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.03%
Domestic Equity Funds	13.09%
International Equity Funds	11.01%
Specialty Funds	4.89%
Investment Companies	1.00%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2019 (unaudited)

Affiliated Securities		December 31, 2018	Purchases		Sales	March 31, 2019
		Value	Cost		Proceeds	Value
Blue Chip Fund		$1,887	$316		$74	$2,487
EDGE MidCap Fund		2,515	89		183	2,806
Equity Income Account		11,253	228		331	12,394
Global Diversified Income Fund		8,979	198		368	9,271
Global Real Estate Securities Fund		6,772	79		489	7,346
Government & High Quality Bond Account		21,000	383		881	20,936
High Yield Fund		7,655	396		476	7,997
Income Account		42,682	568		1,593	43,123
Inflation Protection Fund		12,205	112		546	12,154
Preferred Securities Fund		9,184	355		379	9,628
Principal Active Global Dividend Income ETF		12,255	—		—	13,508
Principal EDGE Active Income ETF		5,670	—		—	5,952
Principal Government Money Market Fund 2.33%		1,632	257		—	1,889
Principal Investment Grade Corporate Active ETF		5,868	—		—	6,165
Principal U.S. Mega-Cap Multi-Factor Index ETF		6,337	—		—	7,126
Real Estate Debt Income Fund		3,406	91		99	3,491
Short-Term Income Fund		23,258	498		703	23,321
		$182,558	$3,570		$6,122	$189,594

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	(6	) $	— $	364
EDGE MidCap Fund		—		(3)	—	388
Equity Income Account		—		(1)	—	1,245
Global Diversified Income Fund		115		(4)	—	466
Global Real Estate Securities Fund		31	5		—	979
Government & High Quality Bond Account		—		(42)	—	476
High Yield Fund		122	—		—	422
Income Account		—	7		—	1,459
Inflation Protection Fund		—		(23)	—	406
Preferred Securities Fund		119		(24)	—	492
Principal Active Global Dividend Income ETF		—	—		—	1,253
Principal EDGE Active Income ETF		48	—		—	282
Principal Government Money Market Fund 2.33%		10	—		—	—
Principal Investment Grade Corporate Active ETF		40	—		—	297
Principal U.S. Mega-Cap Multi-Factor Index ETF		—	—		—	789
Real Estate Debt Income Fund		33		(3)	—	96
Short-Term Income Fund		145		(8)	—	276
		$663	$(102	) $	— $	9,690
Amounts in thousands

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%		Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Money Market Funds - 0.31%				Investment Company Act of 1940) or an affiliate as defined by the Investment
Principal Government Money Market Fund		872,555	$873	Company Act of 1940 (controls 5.0% or more of the outstanding voting
2.33%(a),(b)				shares of the security). Please see affiliated sub-schedule for transactional
Principal Exchange-Traded Funds - 27.16%				information.
Principal Active Global Dividend Income ETF (a)		578,000	15,451 (b)	Current yield shown is as of period end.
Principal EDGE Active Income ETF (a)		302,600	12,047
Principal U.S. Mega-Cap Multi-Factor Index		1,356,500	38,118	Portfolio Summary (unaudited)
ETF (a)				Fund Type				Percent
Principal U.S. Small-Cap Multi-Factor Index		374,100	11,694	Domestic Equity Funds				58.11%
ETF (a)				Fixed Income Funds				25.13%
			$77,310	International Equity Funds				16.48%
Principal Funds, Inc. Class R-6 - 52.28%				Investment Companies				0.31%
Blue Chip Fund (a)		1,840,544	43,787	Other Assets and Liabilities				(0.03)%
Diversified International Fund (a)		4,593,866	54,575	TOTAL NET ASSETS				100.00%
EDGE MidCap Fund (a)		1,377,109	19,004
Global Real Estate Securities Fund (a)		1,607,706	16,334
International Small Company Fund (a)		495,846	5,157
Origin Emerging Markets Fund (a)		945,498	9,975
			148,832
Principal Funds, Inc. Institutional Class - 1.73%
Short-Term Income Fund (a)		406,522	4,939
Principal Variable Contracts Funds, Inc. Class 1 - 18.55%
Equity Income Account (a)		2,081,990	52,820
TOTAL INVESTMENT COMPANIES			$284,774
Total Investments			$284,774
Other Assets and Liabilities - (0.03)%			(86)
TOTAL NET ASSETS - 100.00%			$284,688

Affiliated Securities		December 31, 2018		Purchases(a)		Sales(a)	March 31, 2019
		Value		Cost		Proceeds		Value
Blue Chip Fund			$37,817	$399		$1,073		$43,787
Diversified International Fund	Class R-6		—	54,443		120		54,575
Diversified International Fund	Institutional Class		48,705	809		54,608		—
EDGE MidCap Fund			16,394	436		284		19,004
Equity Income Account			48,144	488		1,074		52,820
Global Real Estate Securities Fund			14,841	124		781		16,334
International Small Company Fund			4,479	171		45		5,157
Origin Emerging Markets Fund			8,731	243		188		9,975
Principal Active Global Dividend Income ETF			14,018	—		—		15,451
Principal EDGE Active Income ETF			11,476	—		—		12,047
Principal Government Money Market Fund 2.33%			798	515		440		873
Principal U.S. Mega-Cap Multi-Factor Index ETF			33,899	—		—		38,118
Principal U.S. Small-Cap Multi-Factor Index ETF			10,392	—		—		11,694
Short-Term Income Fund			5,121	92		332		4,939
			$254,815	$57,720		$58,945		$284,774

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
			Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$	— $	(133	) $		— $	6,777
Diversified International Fund	Class R-6		—	(8)			—	260
Diversified International Fund	Institutional Class		—	(42)			—	5,136
EDGE MidCap Fund			—	(32)			—	2,490
Equity Income Account			—	(86)			—	5,348
Global Real Estate Securities Fund			67	(1)			—	2,151
International Small Company Fund			—	(1)			—	553
Origin Emerging Markets Fund			—	(2)			—	1,191
Principal Active Global Dividend Income ETF			—	—			—	1,433
Principal EDGE Active Income ETF			97	—			—	571
Principal Government Money Market Fund 2.33%			5	—			—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF			—	—			—	4,219
Principal U.S. Small-Cap Multi-Factor Index ETF			—	—			—	1,302
Short-Term Income Fund			32	(3)			—	61
			$201 $	(308	) $		— $	31,492
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

INVESTMENT COMPANIES - 1.32%	Shares Held Value (000's)		Principal
Money Market Funds - 1.32%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	2,015,861	$2,016	Automobile Asset Backed Securities (continued)
2.33%(a),(b)			CPS Auto Receivables Trust 2019-A
TOTAL INVESTMENT COMPANIES		$2,016	3.18%, 06/15/2022(c)	$233	$234
	Principal		CPS Auto Trust
BONDS - 96.12%	Amount (000's) Value (000's)		2.87%, 09/15/2021(c)	311	310
Aerospace & Defense - 1.04%			Ford Credit Auto Owner Trust 2015-REV2
General Dynamics Corp			2.44%, 01/15/2027(c)	173	172
2.88%, 05/11/2020	$200	$201	Ford Credit Auto Owner Trust 2016-REV2
3.00%, 05/11/2021	250	252	2.03%, 12/15/2027(c)	750	738
Northrop Grumman Corp			Ford Credit Auto Owner Trust 2017-REV1
2.08%, 10/15/2020	150	149	2.62%, 08/15/2028(c)	500	497
Rockwell Collins Inc			Ford Credit Auto Owner Trust 2019-REV1
3.20%, 03/15/2024	250	249	3.52%, 07/15/2030(c)	300	306
United Technologies Corp			Ford Credit Auto Owner Trust/Ford Credit
1.50%, 11/01/2019	400	397	3.47%, 01/15/2030(c)	400	407
1.90%, 05/04/2020	350	347	Ford Credit Auto Owner Trust/Ford Credit
		$1,595	2014-REV1
Airlines - 0.55%			2.26%, 11/15/2025(c)	173	173
American Airlines 2013-2 Class A Pass Through			OneMain Direct Auto Receivables Trust 2017-2
Trust			2.31%, 12/14/2021(c)	498	496
4.95%, 07/15/2024	260	270	OneMain Direct Auto Receivables Trust 2018-1
Continental Airlines 2009-2 Class A Pass Through			3.43%, 12/16/2024(c)	500	505
Trust			OneMain Direct Auto Receivables Trust 2019-1
7.25%, 05/10/2021	187	191	3.63%, 09/14/2027(c)	750	758
Delta Air Lines 2009-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2015-2
Trust			2.44%, 04/15/2021	2	2
7.75%, 06/17/2021	130	134	Santander Drive Auto Receivables Trust 2018-1
Delta Air Lines 2012-1 Class A Pass Through			2.10%, 11/16/2020	5	5
Trust			Santander Drive Auto Receivables Trust 2018-2
4.75%, 11/07/2021	238	241	2.58%, 10/15/2020	142	142
		836	Santander Drive Auto Receivables Trust 2018-3
Automobile Asset Backed Securities - 8.47%			2.78%, 03/15/2021	210	210
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-4
2015-2			2.73%, 04/15/2021	123	122
3.00%, 06/08/2021	792	792	3.01%, 03/15/2022	200	200
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-5
2017-4			2.97%, 07/15/2021	400	400
1.83%, 05/18/2021	59	59	Santander Drive Auto Receivables Trust 2019-1
Americredit Automobile Receivables Trust 2018-1			2.91%, 01/18/2022	200	200
3.07%, 12/19/2022	250	251	TCF Auto Receivables Owner Trust 2016-PT1
Americredit Automobile Receivables Trust 2018-2			1.93%, 06/15/2022(c)	292	290
3.15%, 03/20/2023	200	202	Westlake Automobile Receivables Trust 2017-2
Americredit Automobile Receivables Trust 2018-3			1.80%, 07/15/2020(c)	26	26
3.11%, 01/18/2022	500	501	Westlake Automobile Receivables Trust 2018-1
Americredit Automobile Receivables Trust 2019-1			2.24%, 12/15/2020(c)	179	178
2.93%, 06/20/2022	300	300	Westlake Automobile Receivables Trust 2018-2
2.97%, 11/20/2023	200	201	2.84%, 09/15/2021(c)	137	137
Bank of The West Auto Trust 2017-1			3.20%, 01/16/2024(c)	200	201
1.78%, 02/15/2021(c)	70	69	Westlake Automobile Receivables Trust 2018-3
Bank of The West Auto Trust 2018-1			2.98%, 01/18/2022(c)	300	300
3.09%, 04/15/2021(c)	400	401	3.32%, 10/16/2023(c)	300	301
Capital Auto Receivables Asset Trust 2017-1			Westlake Automobile Receivables Trust 2019-1
1.76%, 06/22/2020(c)	8	8	3.51%, 05/16/2022(c)	300	301
Capital Auto Receivables Asset Trust 2018-1			3.81%, 10/17/2022(c)	350	351
2.54%, 10/20/2020(c)	288	288	World Omni Select Auto Trust 2018-1
Capital Auto Receivables Asset Trust 2018-2			3.24%, 04/15/2022(c)	300	301
3.02%, 02/22/2021(c)	500	501			12,936
3.27%, 06/20/2023(c)	250	251	Automobile Floor Plan Asset Backed Securities - 1.77%
CPS Auto Receivables Trust 2014-C			Ally Master Owner Trust
3.77%, 08/17/2020(c)	97	97	2.70%, 01/17/2023	500	500
CPS Auto Receivables Trust 2017-D			3.29%, 05/15/2023	500	506
1.87%, 03/15/2021(c)	34	34	BMW Floorplan Master Owner Trust
CPS Auto Receivables Trust 2018-A			2.80%, 05/15/2023(c)	250	250
2.16%, 05/17/2021(c)	81	81	1.00 x 1 Month USD LIBOR + 0.32%
CPS Auto Receivables Trust 2018-B			Ford Credit Floorplan Master Owner Trust A
2.72%, 09/15/2021(c)	192	192	2.88%, 10/15/2023	250	250
CPS Auto Receivables Trust 2018-D			1.00 x 1 Month USD LIBOR + 0.40%
3.06%, 01/18/2022(c)	445	445	2.94%, 11/15/2021	300	300
			1.00 x 1 Month USD LIBOR + 0.46%

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Navistar Financial Dealer Note Master Owner			Fifth Third Bank/Cincinnati OH
Trust II			1.63%, 09/27/2019	$250	$249
3.12%, 09/25/2023(c)	$250	$250	2.25%, 06/14/2021	300	297
1.00 x 1 Month USD LIBOR + 0.63%			Goldman Sachs Group Inc/The
Volvo Financial Equipment Master Owner Trust			2.30%, 12/13/2019	400	399
2.98%, 11/15/2022(c)	250	251	3.00%, 04/26/2022	950	948
1.00 x 1 Month USD LIBOR + 0.50%			3.87%, 04/26/2022	550	553
3.00%, 07/17/2023(c)	400	401	3 Month USD LIBOR + 1.11%
1.00 x 1 Month USD LIBOR + 0.52%			3.93%, 04/23/2020	400	403
		2,708	3 Month USD LIBOR + 1.16%
Automobile Manufacturers - 1.32%			4.42%, 02/25/2021	400	410
Daimler Finance North America LLC			3 Month USD LIBOR + 1.77%
1.75%, 10/30/2019(c)	350	348	HSBC Holdings PLC
Ford Motor Credit Co LLC			3.95%, 05/18/2024(d)	250	255
2.02%, 05/03/2019	400	399	3 Month USD LIBOR + 0.99%
General Motors Financial Co Inc			ING Groep NV
3.65%, 04/09/2021	300	298	3.15%, 03/29/2022	450	450
3 Month USD LIBOR + 0.85%			3.75%, 03/29/2022	250	251
PACCAR Financial Corp			3 Month USD LIBOR + 1.15%
2.20%, 09/15/2019	323	322	JPMorgan Chase & Co
3.10%, 05/10/2021	250	252	2.30%, 08/15/2021	250	247
Toyota Motor Credit Corp			3.67%, 04/25/2023	1,500	1,507
2.60%, 01/11/2022	400	400	3 Month USD LIBOR + 0.90%
		2,019	4.01%, 10/24/2023	500	508
Banks - 19.60%			3 Month USD LIBOR + 1.23%
Bank of America Corp			4.25%, 10/15/2020	750	767
2.50%, 10/21/2022	500	494	KeyBank NA/Cleveland OH
2.63%, 10/19/2020	250	249	2.40%, 06/09/2022	400	396
3.00%, 12/20/2023(d)	430	428	3.30%, 02/01/2022	250	254
3 Month USD LIBOR + 0.79%			KeyCorp
3.92%, 01/20/2023	1,350	1,367	5.10%, 03/24/2021	488	509
3 Month USD LIBOR + 1.16%			Morgan Stanley
4.20%, 08/26/2024	500	518	3.25%, 02/10/2021	300	300
Bank of New York Mellon Corp/The			3 Month USD LIBOR + 0.55%
2.20%, 05/15/2019	673	673	4.10%, 05/22/2023	300	309
2.50%, 04/15/2021	300	299	4.16%, 04/21/2021	800	814
3.80%, 10/30/2023	500	506	3 Month USD LIBOR + 1.40%
3 Month USD LIBOR + 1.05%			4.18%, 10/24/2023	1,400	1,422
BB&T Corp			3 Month USD LIBOR + 1.40%
2.05%, 05/10/2021	200	197	PNC Bank NA
3.45%, 04/01/2022	100	100	2.00%, 05/19/2020	500	497
3 Month USD LIBOR + 0.65%			2.70%, 11/01/2022	600	597
BNP Paribas SA			3.26%, 07/27/2022	400	398
3.50%, 03/01/2023(c)	250	250	3 Month USD LIBOR + 0.50%
Branch Banking & Trust Co			PNC Financial Services Group Inc/The
2.10%, 01/15/2020	600	597	3.90%, 04/29/2024	150	155
2.63%, 01/15/2022	600	600	Royal Bank of Scotland Group PLC
Capital One NA			4.27%, 03/22/2025(d)	250	253
3.37%, 09/13/2019	500	501	3 Month USD LIBOR + 1.76%
3 Month USD LIBOR + 0.77%			State Street Corp
3.90%, 01/30/2023	600	601	3.10%, 05/15/2023	688	698
3 Month USD LIBOR + 1.15%			SunTrust Bank/Atlanta GA
Citigroup Inc			2.25%, 01/31/2020	400	399
2.70%, 03/30/2021	900	899	2.45%, 08/01/2022	600	592
3.50%, 05/15/2023	250	253	3.33%, 08/02/2022	250	248
3.73%, 04/25/2022	200	202	3 Month USD LIBOR + 0.59%
3 Month USD LIBOR + 0.96%			SunTrust Banks Inc
4.00%, 08/05/2024	274	283	2.90%, 03/03/2021	500	501
4.04%, 06/01/2024(d)	250	258	UBS AG/London
3 Month USD LIBOR + 1.02%			2.20%, 06/08/2020(c)	500	497
Credit Suisse Group AG			UBS Group Funding Switzerland AG
4.21%, 06/12/2024(c),(d)	500	512	3.49%, 05/23/2023(c)	300	301
3 Month USD LIBOR + 1.24%			US Bancorp
Fifth Third Bancorp			3.60%, 09/11/2024	350	361
2.60%, 06/15/2022	600	596	US Bank NA/Cincinnati OH
3.65%, 01/25/2024	200	205	2.00%, 01/24/2020	400	398
4.30%, 01/16/2024	400	419	2.05%, 10/23/2020	300	297

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Computers (continued)
Wells Fargo & Co			International Business Machines Corp
3.07%, 01/24/2023	$1,000	$1,001	2.25%, 02/19/2021	$500	$496
Wells Fargo Bank NA					1,094
3.27%, 07/23/2021	500	501	Consumer Products - 0.26%
3 Month USD LIBOR + 0.50%			Reckitt Benckiser Treasury Services PLC
		29,949	3.16%, 06/24/2022(c)	400	397
Beverages - 0.86%			3 Month USD LIBOR + 0.56%
Anheuser-Busch InBev Worldwide Inc			Credit Card Asset Backed Securities - 0.53%
4.15%, 01/23/2025	500	521	Capital One Multi-Asset Execution Trust
Keurig Dr Pepper Inc			2.84%, 12/16/2024	500	504
3.55%, 05/25/2021(c)	250	253	2.99%, 09/16/2024	300	302
PepsiCo Inc			1.00 x 1 Month USD LIBOR + 0.51%
1.35%, 10/04/2019	350	348			806
2.15%, 10/14/2020	200	199	Diversified Financial Services - 1.15%
		1,321	American Express Co
Biotechnology - 1.56%			3.00%, 02/22/2021	250	251
Amgen Inc			3.70%, 11/05/2021	150	154
2.20%, 05/22/2019	373	373	Capital One Financial Corp
2.20%, 05/11/2020	200	199	3.90%, 01/29/2024	100	102
2.65%, 05/11/2022	400	399	GE Capital International Funding Co Unlimited
Biogen Inc			Co
2.90%, 09/15/2020	500	500	2.34%, 11/15/2020	550	543
Celgene Corp			GTP Acquisition Partners I LLC
3.25%, 08/15/2022	250	252	2.35%, 06/15/2045(c)	721	713
3.63%, 05/15/2024	350	355			1,763
Gilead Sciences Inc			Electric - 4.26%
1.85%, 09/20/2019	300	299	Alabama Power Co
		2,377	2.45%, 03/30/2022	250	249
Building Materials - 0.20%			Alliant Energy Finance LLC
Martin Marietta Materials Inc			3.75%, 06/15/2023(c)	150	153
3.13%, 12/20/2019	300	300	Black Hills Corp
3 Month USD LIBOR + 0.50%			4.25%, 11/30/2023	500	518
Chemicals - 0.70%			CenterPoint Energy Inc
Air Liquide Finance SA			3.60%, 11/01/2021	300	305
1.75%, 09/27/2021(c)	250	244	Dominion Energy Inc
Chevron Phillips Chemical Co LLC / Chevron			2.58%, 07/01/2020	200	199
Phillips Chemical Co LP			2.96%, 07/01/2019(f)	650	650
2.45%, 05/01/2020(c)	168	167	Duke Energy Florida LLC
3.30%, 05/01/2023(c)	200	202	1.85%, 01/15/2020	400	397
DowDuPont Inc			3.10%, 08/15/2021	250	252
3.79%, 11/15/2023	250	251	Emera US Finance LP
3 Month USD LIBOR + 1.11%			2.70%, 06/15/2021	300	297
International Flavors & Fragrances Inc			Exelon Corp
3.40%, 09/25/2020	100	101	3.50%, 06/01/2022	500	505
Westlake Chemical Corp			Fortis Inc/Canada
3.60%, 07/15/2022	100	100	2.10%, 10/04/2021	633	619
		1,065	Indiantown Cogeneration LP
Commercial Mortgage Backed Securities - 1.09%			9.77%, 12/15/2020	134	139
Ginnie Mae			LG&E & KU Energy LLC
0.49%, 09/16/2055(e),(f)	2,936	91	4.38%, 10/01/2021	310	318
0.70%, 01/16/2054(e),(f)	2,651	89	NextEra Energy Capital Holdings Inc
0.72%, 10/16/2054(e),(f)	3,420	111	2.90%, 04/01/2022(g)	150	150
0.84%, 02/16/2055(e),(f)	5,420	174	3.15%, 04/01/2024(g)	150	151
0.87%, 01/16/2055(e),(f)	5,567	221	San Diego Gas & Electric Co
1.05%, 06/16/2045(e),(f)	1,345	74	1.91%, 02/01/2022	87	84
1.37%, 12/16/2036(e),(f)	1,997	104	Sempra Energy
GS Mortgage Securities Trust 2017-GS6			2.40%, 02/01/2020	250	249
1.95%, 05/10/2050	466	459	3.29%, 01/15/2021	500	496
JPMDB Commercial Mortgage Securities Trust			3 Month USD LIBOR + 0.50%
2016-C4			Southern California Edison Co
1.54%, 12/15/2049	349	343	1.85%, 02/01/2022	177	171
		1,666	Texas-New Mexico Power Co
Computers - 0.72%			9.50%, 04/01/2019(c)	202	202
Apple Inc			WEC Energy Group Inc
1.90%, 02/07/2020	200	199	3.38%, 06/15/2021	400	405
2.50%, 02/09/2022	400	399			6,509

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electronics - 0.47%			Insurance (continued)
Fortive Corp			MassMutual Global Funding II
1.80%, 06/15/2019	$35	$35	1.55%, 10/11/2019(c)	$350	$348
2.35%, 06/15/2021	300	296	2.00%, 04/15/2021(c)	450	444
Honeywell International Inc			2.35%, 04/09/2019(c)	865	865
1.85%, 11/01/2021	400	393	Metropolitan Life Global Funding I
		724	1.95%, 09/15/2021(c)	470	460
Finance - Mortgage Loan/Banker - 11.41%			2.30%, 04/10/2019(c)	573	573
Fannie Mae			3.00%, 06/12/2020(c)	250	251
1.38%, 10/07/2021	650	636	3 Month USD LIBOR + 0.40%
1.88%, 04/05/2022	3,000	2,967	3.00%, 09/07/2020(c)	250	250
2.00%, 01/05/2022	1,000	992	United States Secured Overnight Financing
2.00%, 10/05/2022	450	446	Rate + 0.57%
2.38%, 01/19/2023	3,500	3,509	New York Life Global Funding
2.50%, 02/05/2024	750	757	1.95%, 02/11/2020(c)	400	398
2.63%, 09/06/2024	1,050	1,065	2.00%, 04/13/2021(c)	400	394
2.75%, 06/22/2021	1,225	1,237	2.15%, 06/18/2019(c)	124	124
2.88%, 10/30/2020	800	807	3.12%, 06/10/2022(c)	1,000	1,002
2.88%, 09/12/2023	1,850	1,893	3 Month USD LIBOR + 0.52%
Freddie Mac					6,653
2.38%, 02/16/2021	500	500	Internet - 0.18%
2.38%, 01/13/2022	1,000	1,003	Amazon.com Inc
2.75%, 06/19/2023	1,600	1,628	2.60%, 12/05/2019	273	273
		17,440	Machinery - Construction & Mining - 0.20%
Food - 1.31%			Caterpillar Financial Services Corp
Conagra Brands Inc			2.55%, 11/29/2022	300	299
3.51%, 10/22/2020	250	250	Machinery - Diversified - 0.23%
3 Month USD LIBOR + 0.75%			John Deere Capital Corp
3.80%, 10/22/2021	100	102	2.05%, 03/10/2020	350	348
Kraft Heinz Foods Co			Media - 0.82%
3.27%, 02/10/2021	400	399	Comcast Corp
3 Month USD LIBOR + 0.57%			3.30%, 10/01/2020	250	252
4.00%, 06/15/2023	150	154	Time Warner Cable LLC
Mondelez International Holdings Netherlands BV			8.25%, 04/01/2019	505	505
1.63%, 10/28/2019(c)	500	496	TWDC Enterprises 18 Corp
Tyson Foods Inc			1.95%, 03/04/2020	500	497
2.25%, 08/23/2021	150	147			1,254
3.08%, 05/30/2019	250	250	Mining - 0.13%
3 Month USD LIBOR + 0.45%			Glencore Funding LLC
3.09%, 08/21/2020	200	200	4.13%, 05/30/2023(c)	200	204
3 Month USD LIBOR + 0.45%
		1,998	Miscellaneous Manufacturers - 0.66%
			General Electric Co
Healthcare - Services - 0.44%			5.50%, 01/08/2020	150	153
Humana Inc			Ingersoll-Rand Global Holding Co Ltd
2.50%, 12/15/2020	100	99	2.90%, 02/21/2021	500	501
Roche Holdings Inc			Siemens Financieringsmaatschappij NV
2.94%, 09/30/2019(c)	323	324	2.20%, 03/16/2020(c)	350	348
3 Month USD LIBOR + 0.34%					1,002
UnitedHealth Group Inc
1.95%, 10/15/2020	250	247	Mortgage Backed Securities - 7.84%
		670	Alternative Loan Trust 2004-J8
			6.00%, 02/25/2017	4	4
Home Equity Asset Backed Securities - 0.00%			CHL Mortgage Pass-Through Trust 2003-46
RASC Series 2005-AHL2 Trust			4.29%, 01/19/2034(f)	34	34
2.84%, 10/25/2035	8	8	CHL Mortgage Pass-Through Trust 2004-J7
1.00 x 1 Month USD LIBOR + 0.35%			5.00%, 09/25/2019	1	1
Housewares - 0.13%			Credit Suisse First Boston Mortgage Securities
Newell Brands Inc			Corp
3.85%, 04/01/2023	200	198	5.00%, 09/25/2019	1	1
Insurance - 4.35%			CSFB Mortgage-Backed Pass-Through
Allstate Corp/The			Certificates Series 2004-AR4
3.23%, 03/29/2023	250	249	3.45%, 05/25/2034	19	19
3 Month USD LIBOR + 0.63%			1.00 x 1 Month USD LIBOR + 0.96%
Berkshire Hathaway Inc			CSFB Mortgage-Backed Trust Series 2004-7
2.75%, 03/15/2023	500	503	5.00%, 10/25/2019	3	3
Five Corners Funding Trust			CSMC 2017-HL1 Trust
4.42%, 11/15/2023(c)	750	792	3.50%, 06/25/2047(c),(f)	526	527
			CSMC 2017-HL2 Trust
			3.50%, 10/25/2047(c),(f)	424	425

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2019-2			Wells Fargo Mortgage Backed Securities 2018-1
4.00%, 08/25/2049(c),(f)	$400	$405	3.50%, 07/25/2047(c),(f)	$386	$387
JP Morgan Mortgage Trust 2004-A3			Wells Fargo Mortgage Backed Securities 2019-1
4.29%, 07/25/2034(f)	21	21	Trust
JP Morgan Mortgage Trust 2004-S1			4.00%, 11/25/2048(c),(f)	488	495
5.00%, 09/25/2034	33	33	4.00%, 11/25/2048(c),(f)	486	493
JP Morgan Mortgage Trust 2016-4					11,983
3.50%, 10/25/2046(c),(f)	576	577	Oil & Gas - 1.06%
JP Morgan Mortgage Trust 2017-2			Chevron Corp
3.50%, 05/25/2047(c),(f)	388	388	2.90%, 03/03/2024	250	253
JP Morgan Mortgage Trust 2017-4			Cimarex Energy Co
3.50%, 11/25/2048(c),(f)	397	397	4.38%, 06/01/2024	250	260
JP Morgan Mortgage Trust 2017-6			Phillips 66
3.50%, 12/25/2048(c),(f)	215	215	3.54%, 04/15/2020(c)	300	300
JP Morgan Mortgage Trust 2018-3			3 Month USD LIBOR + 0.75%
3.50%, 09/25/2048(c),(f)	453	453	Shell International Finance BV
JP Morgan Mortgage Trust 2018-4			2.13%, 05/11/2020	505	502
3.50%, 10/25/2048(c),(f)	269	269	2.38%, 08/21/2022	300	298
JP Morgan Mortgage Trust 2018-6					1,613
3.50%, 12/25/2048(c),(f)	366	366	Oil & Gas Services - 0.16%
MASTR Asset Securitization Trust 2004-9			Baker Hughes a GE Co LLC / Baker Hughes Co-
5.00%, 09/25/2019	1	1	Obligor Inc
PHH Mortgage Trust Series 2008-CIM1			2.77%, 12/15/2022	250	248
5.22%, 06/25/2038	84	82	Other Asset Backed Securities - 6.32%
1.00 x 1 Month USD LIBOR + 2.25%			CCG Receivables Trust 2018-1
Prime Mortgage Trust 2005-2			2.50%, 06/16/2025(c)	79	79
5.25%, 07/25/2020	30	30	CCG Receivables Trust 2018-2
Provident Funding Mortgage Loan Trust 2005-1			3.09%, 12/15/2025(c)	500	501
3.07%, 05/25/2035	88	88	Drug Royalty II LP 2
1.00 x 1 Month USD LIBOR + 0.58%			3.48%, 07/15/2023(c)	145	145
PSMC 2018-1 Trust			Drug Royalty III LP 1
3.50%, 02/25/2048(c),(f)	725	727	3.98%, 04/15/2027(c)	80	80
PSMC 2018-2 Trust			4.27%, 10/15/2031(c)	242	246
3.50%, 06/25/2048(c),(f)	471	473	5.29%, 04/15/2027(c)	146	148
PSMC 2018-3 Trust			1.00 x 3 Month USD LIBOR + 2.50%
4.00%, 08/25/2048(c),(f)	805	815	MMAF Equipment Finance LLC 2018-A
PSMC 2018-4 Trust			2.92%, 07/12/2021(c)	233	233
4.00%, 11/25/2048(c),(f)	706	716	MMAF Equipment Finance LLC 2019-A
RALI Series 2003-QS23 Trust			2.84%, 01/10/2022(c)	400	401
5.00%, 12/26/2018	2	2	MVW Owner Trust 2015-1
RBSSP Resecuritization Trust 2009-7			2.52%, 12/20/2032(c)	231	228
2.89%, 06/26/2037(c)	17	17	MVW Owner Trust 2016-1
1.00 x 1 Month USD LIBOR + 0.40%			2.25%, 12/20/2033(c)	197	193
Sequoia Mortgage Trust 2013-4			MVW Owner Trust 2018-1
1.55%, 04/25/2043(f)	43	40	3.45%, 01/21/2036(c)	443	450
Sequoia Mortgage Trust 2013-8			PFS Financing Corp
2.25%, 06/25/2043(f)	292	287	2.40%, 10/17/2022(c)	300	298
Sequoia Mortgage Trust 2017-1			2.95%, 10/15/2021(c)	200	200
3.50%, 02/25/2047(c),(f)	400	401	1.00 x 1 Month USD LIBOR + 0.47%
Sequoia Mortgage Trust 2017-2			3.08%, 07/15/2022(c)	750	749
3.50%, 02/25/2047(c),(f)	196	196	1.00 x 1 Month USD LIBOR + 0.60%
Sequoia Mortgage Trust 2017-3			3.19%, 04/17/2023(c)	250	251
3.50%, 04/25/2047(c),(f)	349	351	Trafigura Securitisation Finance PLC 2017-1
Sequoia Mortgage Trust 2018-3			3.33%, 12/15/2020(c)	1,000	999
3.50%, 03/25/2048(c),(f)	268	269	1.00 x 1 Month USD LIBOR + 0.85%
Sequoia Mortgage Trust 2018-5			Verizon Owner Trust 2016-1
3.50%, 05/25/2048(c),(f)	459	461	1.42%, 01/20/2021(c)	133	133
Sequoia Mortgage Trust 2018-6			Verizon Owner Trust 2016-2
4.00%, 07/25/2048(c),(f)	187	190	1.68%, 05/20/2021(c)	613	611
Sequoia Mortgage Trust 2018-7			Verizon Owner Trust 2017-1
4.00%, 09/25/2048(c),(f)	230	234	2.06%, 09/20/2021(c)	250	249
Sequoia Mortgage Trust 2018-8			Verizon Owner Trust 2017-2
4.00%, 11/25/2048(c),(f)	691	701	1.92%, 12/20/2021(c)	750	746
Sequoia Mortgage Trust 2018-CH3			Verizon Owner Trust 2017-3
4.00%, 08/25/2048(c),(f)	192	194	2.06%, 04/20/2022(c)	300	298
Sequoia Mortgage Trust 2019-1			Verizon Owner Trust 2018-1
4.00%, 02/25/2049(c),(f)	193	195	2.82%, 09/20/2022(c)	500	501

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			REITs (continued)
Verizon Owner Trust 2018-A			Omega Healthcare Investors Inc
3.23%, 04/20/2023	$600	$607	4.95%, 04/01/2024	$250	$260
Verizon Owner Trust 2019-A			SBA Tower Trust
2.93%, 09/20/2023	500	504	2.88%, 07/15/2046(c)	400	396
Volvo Financial Equipment LLC Series 2018-1			3.17%, 04/09/2047(c)	400	398
2.26%, 09/15/2020(c)	165	165	Welltower Inc
2.76%, 10/17/2022(c)	100	100	3.75%, 03/15/2023	80	82
Volvo Financial Equipment LLC Series 2019-1			4.95%, 01/15/2021	250	258
3.00%, 03/15/2023(c)	300	302			3,128
VSE 2018-A Voi Mortgage LLC			Retail - 0.81%
3.56%, 02/20/2036(c)	239	243	Home Depot Inc/The
		9,660	1.80%, 06/05/2020	500	496
Packaging & Containers - 0.13%			McDonald's Corp
Packaging Corp of America			2.75%, 12/09/2020	500	501
2.45%, 12/15/2020	200	199	Walmart Inc
Pharmaceuticals - 1.73%			1.75%, 10/09/2019	100	99
AbbVie Inc			1.90%, 12/15/2020	150	149
2.30%, 05/14/2021	200	198			1,245
2.50%, 05/14/2020	336	335	Savings & Loans - 0.00%
Bayer US Finance II LLC			Washington Mutual Bank / Henderson NV
3.50%, 06/25/2021(c)	250	251	0.00%, 01/15/2013(h)	200	—
3.62%, 12/15/2023(c)	250	246	Semiconductors - 0.98%
3 Month USD LIBOR + 1.01%			Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 12/15/2023(c)	200	201	2.38%, 01/15/2020	600	597
Cigna Corp			3.00%, 01/15/2022	200	199
3.26%, 09/17/2021(c)	500	500	Broadcom Inc
3 Month USD LIBOR + 0.65%			3.13%, 04/15/2021(c),(g),(i)	250	250
CVS Health Corp			Microchip Technology Inc
3.13%, 03/09/2020	200	200	4.33%, 06/01/2023(c)	200	204
Mead Johnson Nutrition Co			QUALCOMM Inc
3.00%, 11/15/2020	250	251	3.48%, 01/30/2023	250	250
Merck & Co Inc			3 Month USD LIBOR + 0.73%
2.90%, 03/07/2024	200	203			1,500
Pfizer Inc			Software - 1.07%
2.80%, 03/11/2022	250	252	Microsoft Corp
		2,637	1.10%, 08/08/2019	250	249
Pipelines - 2.29%			1.85%, 02/12/2020	400	398
Buckeye Partners LP			Oracle Corp
4.15%, 07/01/2023	400	408	1.90%, 09/15/2021	200	197
Columbia Pipeline Group Inc			2.25%, 10/08/2019	250	249
3.30%, 06/01/2020	168	169	VMware Inc
Enterprise Products Operating LLC			2.95%, 08/21/2022	549	543
3.50%, 02/01/2022	500	509			1,636
Florida Gas Transmission Co LLC			Student Loan Asset Backed Securities - 4.95%
3.88%, 07/15/2022(c)	250	255	Commonbond Student Loan Trust 2018-BGS
7.90%, 05/15/2019(c)	559	562	3.56%, 09/25/2045(c)	350	352
Kinder Morgan Inc/DE			Commonbond Student Loan Trust 2018-C-GS
4.07%, 01/15/2023	500	502	3.87%, 02/25/2046(c)	337	341
3 Month USD LIBOR + 1.28%			Keycorp Student Loan Trust 2000-b
ONEOK Partners LP			3.08%, 07/25/2029	423	420
5.00%, 09/15/2023	325	345	1.00 x 3 Month USD LIBOR + 0.31%
TransCanada PipeLines Ltd			KeyCorp Student Loan Trust 2003-A
4.89%, 05/15/2067	900	752	3.30%, 01/25/2037	653	640
3 Month USD LIBOR + 2.21%			1.00 x 3 Month USD LIBOR + 0.53%
		3,502	KeyCorp Student Loan Trust 2006-A
REITs - 2.05%			2.92%, 09/27/2035	39	39
Alexandria Real Estate Equities Inc			1.00 x 3 Month USD LIBOR + 0.31%
2.75%, 01/15/2020	510	509	Navient Private Education Loan Trust 2014-CT
3.90%, 06/15/2023	250	258	3.18%, 09/16/2024(c)	69	69
CubeSmart LP			1.00 x 1 Month USD LIBOR + 0.70%
4.38%, 12/15/2023	92	96	Navient Private Education Loan Trust 2017-A
Digital Realty Trust LP			2.88%, 12/16/2058(c)	94	94
3.40%, 10/01/2020	300	302	1.00 x 1 Month USD LIBOR + 0.40%
Healthcare Realty Trust Inc			Navient Private Education Loan Trust 2018-B
3.75%, 04/15/2023	365	367	2.83%, 12/15/2059(c)	132	132
Hospitality Properties Trust			1.00 x 1 Month USD LIBOR + 0.35%
4.50%, 06/15/2023	200	202

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)			Telecommunications (continued)
Navient Private Education Refi Loan Trust			Vodafone Group PLC
2018-A			3.75%, 01/16/2024	$550	$554
2.53%, 02/18/2042(c)	$282	$281			3,153
Navient Private Education Refi Loan Trust			Transportation - 0.26%
2018-C			Ryder System Inc
3.01%, 06/16/2042(c)	194	195	2.25%, 09/01/2021	200	197
Navient Private Education Refi Loan Trust			3.75%, 06/09/2023	200	205
2018-D					402
2.78%, 12/15/2059(c)	295	295	TOTAL BONDS		146,886
1.00 x 1 Month USD LIBOR + 0.30%			U.S. GOVERNMENT & GOVERNMENT	Principal
Navient Private Education Refi Loan Trust			AGENCY OBLIGATIONS - 2.41%	Amount (000's) Value (000's)
2019-A			Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.03%, 01/15/2043(c)	100	100	4.57%, 09/01/2035	$11	$12
3.42%, 01/15/2043(c)	100	101	1.00 x US Treasury Yield Curve Rate T
Navient Student Loan Trust 2018-EA			Note Constant Maturity 1 Year + 2.25%
3.43%, 12/15/2059(c)	898	903	Federal National Mortgage Association (FNMA) - 0.07%
Navient Student Loan Trust 2019-B			4.06%, 04/01/2033	27	29
2.89%, 12/15/2059(c)	250	250	1.00 x 6 Month USD LIBOR + 1.51%
1.00 x 1 Month USD LIBOR + 0.40%			4.33%, 08/01/2034	7	7
SLM Private Credit Student Loan Trust 2002-A			1.00 x 12 Month USD LIBOR + 1.63%
3.16%, 12/16/2030	334	334	4.40%, 07/01/2034	17	18
1.00 x 3 Month USD LIBOR + 0.55%			1.00 x 12 Month USD LIBOR + 1.65%
SLM Private Credit Student Loan Trust 2004-A			4.48%, 02/01/2037	21	22
3.01%, 06/15/2033	134	132	1.00 x US Treasury Yield Curve Rate T
1.00 x 3 Month USD LIBOR + 0.40%			Note Constant Maturity 1 Year + 2.10%
SLM Private Credit Student Loan Trust 2004-B			4.77%, 12/01/2032	4	4
2.94%, 03/15/2024	425	421	1.00 x 12 Month USD LIBOR + 1.64%
1.00 x 3 Month USD LIBOR + 0.33%			4.79%, 11/01/2032	3	3
SLM Private Credit Student Loan Trust 2006-A			1.00 x US Treasury Yield Curve Rate T
2.90%, 06/15/2039	809	786	Note Constant Maturity 1 Year + 2.29%
1.00 x 3 Month USD LIBOR + 0.29%			4.87%, 01/01/2035	8	8
SLM Private Credit Student Loan Trust 2006-B			1.00 x 12 Month USD LIBOR + 1.75%
2.81%, 12/15/2039	317	311	4.89%, 02/01/2035	3	3
1.00 x 3 Month USD LIBOR + 0.20%			1.00 x 6 Month USD LIBOR + 2.07%
SLM Private Education Loan Trust 2013-B			5.00%, 12/01/2033	12	12
1.85%, 06/17/2030(c)	81	81	1.00 x 6 Month USD LIBOR + 2.25%
SMB Private Education Loan Trust 2017-B			8.00%, 05/01/2027	6	6
2.75%, 06/17/2024(c)	179	179			$112
1.00 x 1 Month USD LIBOR + 0.27%
SMB Private Education Loan Trust 2018-A			U.S. Treasury - 2.33%
2.83%, 03/16/2026(c)	521	520	1.88%, 08/31/2022	1,000	988
1.00 x 1 Month USD LIBOR + 0.35%			2.63%, 05/15/2021	500	503
SMB Private Education Loan Trust 2018-B			2.63%, 06/15/2021	125	126
2.80%, 12/16/2024(c)	171	171	2.75%, 07/31/2023	700	715
1.00 x 1 Month USD LIBOR + 0.32%			2.88%, 11/15/2021	1,200	1,219
SMB Private Education Loan Trust 2018-C					3,551
2.78%, 09/15/2025(c)	171	171	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
1.00 x 1 Month USD LIBOR + 0.30%			OBLIGATIONS		3,675
SMB Private Education Loan Trust 2019-A			Total Investments		$152,577
2.96%, 02/16/2026(c)	250	250	Other Assets and Liabilities - 0.15%		233
1.00 x 1 Month USD LIBOR + 0.35%			TOTAL NET ASSETS - 100.00%		$152,810
		7,568
Telecommunications - 2.06%			(a)	Affiliated Security. Security is either an affiliate (and registered under the
AT&T Inc			Investment Company Act of 1940) or an affiliate as defined by the Investment
3.58%, 02/15/2023	250	244	Company Act of 1940 (controls 5.0% or more of the outstanding voting
3 Month USD LIBOR + 0.89%			shares of the security). Please see affiliated sub-schedule for transactional
3.60%, 02/17/2023	200	204	information.
Cisco Systems Inc			(b) Current yield shown is as of period end.
2.20%, 02/28/2021	250	248	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Crown Castle Towers LLC			1933. These securities may be resold in transactions exempt from registration,
3.22%, 05/15/2022(c)	272	273	normally to qualified institutional buyers. At the end of the period, the value of
Sprint Spectrum Co LLC / Sprint Spectrum Co II			these securities totaled $51,649 or 33.80% of net assets.
LLC / Sprint Spectrum Co III LLC			(d)	Rate shown is as of period end. The rate may be a variable or floating rate or
3.36%, 03/20/2023(c)	469	468	a fixed rate which may convert to a variable or floating rate in the future.
4.74%, 03/20/2025(c)	950	961	(e) Security is an Interest Only Strip.
Verizon Communications Inc
3.21%, 05/22/2020	200	201
3 Month USD LIBOR + 0.55%

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2019 (unaudited)

(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g)	Security purchased on a when-issued basis.
(h)	Non-income producing security
(i)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $250 or 0.16% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.15%
Asset Backed Securities	22.04%
Government	13.74%
Mortgage Securities	9.01%
Consumer, Non-cyclical	6.16%
Utilities	4.26%
Energy	3.51%
Industrial	3.19%
Communications	3.06%
Consumer, Cyclical	2.81%
Technology	2.77%
Investment Companies	1.32%
Basic Materials	0.83%
Other Assets and Liabilities	0.15%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$4,856			$11,800	$14,640	$2,016
	$4,856			$11,800	$14,640	$2,016

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$12	$	— $		— $	—
	$12	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Account March 31, 2019 (unaudited)

COMMON STOCKS - 98.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 1.35%			Electric - 3.19%
Darling Ingredients Inc (a)	119,500	$2,587	PNM Resources Inc	63,280	$2,996
Automobile Parts & Equipment - 2.18%			Portland General Electric Co	60,000	3,110
Altra Industrial Motion Corp	81,200	2,521			6,106
Modine Manufacturing Co (a)	48,300	670	Electrical Components & Equipment - 1.14%
Visteon Corp (a)	14,700	990	EnerSys	26,200	1,707
		$4,181	nLight Inc (a)	21,290	475
Banks - 9.05%					2,182
BancFirst Corp	10,200	532	Electronics - 3.77%
Cadence BanCorp	32,900	610	Advanced Energy Industries Inc (a)	29,100	1,446
Cathay General Bancorp	67,700	2,296	II-VI Inc (a)	43,800	1,631
CenterState Bank Corp	93,540	2,227	SYNNEX Corp	22,700	2,165
First Interstate BancSystem Inc	29,800	1,187	Vishay Intertechnology Inc	107,600	1,988
First Merchants Corp	32,400	1,194			7,230
Franklin Financial Network Inc	22,700	658	Engineering & Construction - 2.07%
IBERIABANK Corp	14,600	1,047	MasTec Inc (a)	54,700	2,631
Independent Bank Corp/MI	21,600	464	Tutor Perini Corp (a)	77,500	1,327
Lakeland Bancorp Inc	22,750	340			3,958
Popular Inc	34,800	1,814	Entertainment - 3.52%
TCF Financial Corp	107,600	2,226	Eldorado Resorts Inc (a)	54,900	2,563
Union Bankshares Corp	38,000	1,229	Golden Entertainment Inc (a)	49,900	707
United Community Banks Inc/GA	60,700	1,513	Live Nation Entertainment Inc (a)	30,600	1,944
		17,337	Vail Resorts Inc	7,000	1,521
Biotechnology - 4.40%					6,735
Acceleron Pharma Inc (a)	18,600	866	Environmental Control - 2.55%
Allogene Therapeutics Inc (a)	9,800	283	Advanced Disposal Services Inc (a)	89,900	2,517
Bluebird Bio Inc (a)	3,500	551	AquaVenture Holdings Ltd (a)	15,540	301
Denali Therapeutics Inc (a)	30,300	704	Energy Recovery Inc (a)	44,910	392
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—	Tetra Tech Inc	28,100	1,674
Exact Sciences Corp (a)	12,100	1,048			4,884
FibroGen Inc (a)	17,600	957	Gas - 1.39%
Insmed Inc (a)	29,500	858	Southwest Gas Holdings Inc	32,450	2,669
MacroGenics Inc (a)	31,443	565
Magenta Therapeutics Inc (a)	38,100	627	Healthcare - Products - 1.81%
Precision BioSciences Inc (a)	9,700	174	Intersect ENT Inc (a)	25,300	813
Seattle Genetics Inc (a)	11,952	875	Nevro Corp (a)	25,220	1,577
Spark Therapeutics Inc (a)	8,155	929	RA Medical Systems Inc (a)	29,300	100
		8,437	STAAR Surgical Co (a)	28,500	974
Chemicals - 0.72%					3,464
Cabot Corp	33,260	1,385	Healthcare - Services - 4.03%
			Addus HomeCare Corp (a)	19,300	1,227
Commercial Services - 7.42%			Encompass Health Corp	33,600	1,962
AMN Healthcare Services Inc (a)	48,000	2,260	Natera Inc (a)	32,000	660
ASGN Inc (a)	23,940	1,520	Syneos Health Inc (a)	51,000	2,640
BrightView Holdings Inc (a)	41,700	600	Teladoc Health Inc (a)	22,200	1,234
Brink's Co/The	31,000	2,338			7,723
ICF International Inc	23,300	1,773
K12 Inc (a)	56,201	1,918	Home Builders - 0.92%
Korn Ferry	43,270	1,938	William Lyon Homes (a)	114,760	1,764
Medifast Inc	10,560	1,347	Insurance - 4.49%
SP Plus Corp (a)	15,300	522	Hanover Insurance Group Inc/The	20,300	2,318
		14,216	Kemper Corp	36,310	2,764
Computers - 4.07%			MGIC Investment Corp (a)	147,700	1,948
CACI International Inc (a)	15,400	2,803	National General Holdings Corp	66,200	1,571
ExlService Holdings Inc (a)	24,400	1,464			8,601
Perspecta Inc	108,100	2,186	Internet - 0.50%
PlayAGS Inc (a)	40,200	962	Anaplan Inc (a)	11,414	449
Tenable Holdings Inc (a)	11,900	377	Eventbrite Inc (a)	26,700	512
		7,792			961
Consumer Products - 0.53%			Iron & Steel - 0.78%
Central Garden & Pet Co - A Shares (a)	43,720	1,017	Reliance Steel & Aluminum Co	7,910	714
Diversified Financial Services - 3.18%			Steel Dynamics Inc	22,250	785
BGC Partners Inc	111,100	590			1,499
Hamilton Lane Inc	23,546	1,026	Leisure Products & Services - 1.89%
LPL Financial Holdings Inc	17,600	1,226	OneSpaWorld Holdings Ltd (a)	90,600	1,237
Piper Jaffray Cos	18,650	1,358	Planet Fitness Inc (a)	34,600	2,378
Stifel Financial Corp	35,700	1,884			3,615
		6,084	Lodging - 1.17%
			Extended Stay America Inc	125,300	2,249

See accompanying notes.

Schedule of Investments
SmallCap Account
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Diversified - 0.47%			Telecommunications - 1.46%
Columbus McKinnon Corp/NY	26,478	$910	NETGEAR Inc (a)	27,230	$902
Metal Fabrication & Hardware - 1.21%			Plantronics Inc	36,200	1,669
Rexnord Corp (a)	91,980	2,312	Switch Inc	22,410	231
Mining - 0.29%					2,802
Alcoa Corp (a)	19,840	559	TOTAL COMMON STOCKS		$188,132
Miscellaneous Manufacturers - 1.11%			INVESTMENT COMPANIES - 1.09%	Shares Held Value (000's)
Hillenbrand Inc	33,050	1,373	Money Market Funds - 1.09%
Trinseo SA	16,830	762	Principal Government Money Market Fund	2,080,122	2,080
		2,135	2.33%(d),(e)
			TOTAL INVESTMENT COMPANIES		2,080
Oil & Gas - 2.55%			Total Investments		$190,212
Carrizo Oil & Gas Inc (a)	58,000	723	Other Assets and Liabilities - 0.73%		1,395
Delek US Holdings Inc	54,300	1,978	TOTAL NET ASSETS - 100.00%		$191,607
Mammoth Energy Services Inc	49,500	824
Ring Energy Inc (a)	125,300	735
Whiting Petroleum Corp (a)	23,700	620	(a) Non-income producing security
		4,880	(b)	The value of these investments was determined using significant unobservable
Oil & Gas Services - 0.76%			inputs.
Pioneer Energy Services Corp (a)	153,000	271	(c)	Fair value of these investments is determined in good faith by the Manager
Select Energy Services Inc (a)	99,200	1,192	under procedures established and periodically reviewed by the Board of
		1,463	Directors. Certain inputs used in the valuation may be unobservable; however,
Packaging & Containers - 0.67%			each security is evaluated individually for purposes of ASC 820 which results
Graphic Packaging Holding Co	102,100	1,290	in not all securities being identified as Level 3 of the fair value hierarchy. At
Pharmaceuticals - 4.29%			the end of the period, the fair value of these securities totaled $0 or 0.00% of
Array BioPharma Inc (a)	46,200	1,126	net assets.
Bellicum Pharmaceuticals Inc (a)	56,800	191	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Clovis Oncology Inc (a)	11,080	275	Investment Company Act of 1940) or an affiliate as defined by the Investment
DexCom Inc (a)	8,930	1,064	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Horizon Pharma Plc (a)	73,200	1,935	shares of the security). Please see affiliated sub-schedule for transactional
Neurocrine Biosciences Inc (a)	3,100	273	information.
PRA Health Sciences Inc (a)	17,200	1,897	(e) Current yield shown is as of period end.
Prestige Consumer Healthcare Inc (a)	37,400	1,119
Revance Therapeutics Inc (a)	21,400	337	Portfolio Summary (unaudited)
		8,217	Sector		Percent
Real Estate - 0.23%			Financial		24.30%
Newmark Group Inc	52,300	436	Consumer, Non-cyclical		23.83%
REITs - 7.13%			Consumer, Cyclical		14.31%
Agree Realty Corp	39,400	2,732	Industrial		12.99%
Brandywine Realty Trust	158,800	2,519	Technology		11.11%
First Industrial Realty Trust Inc	88,380	3,125	Utilities		4.58%
Pebblebrook Hotel Trust	89,820	2,790	Energy		3.31%
Tier REIT Inc	52,800	1,513	Communications		1.96%
Two Harbors Investment Corp	72,560	982	Basic Materials		1.79%
		13,661	Investment Companies		1.09%
Retail - 4.63%			Other Assets and Liabilities		0.73%
BJ's Wholesale Club Holdings Inc (a)	87,800	2,406	TOTAL NET ASSETS		100.00%
Caleres Inc	80,230	1,981
Carvana Co (a)	43,400	2,520
GMS Inc (a)	60,200	910
Ruth's Hospitality Group Inc	41,240	1,055
		8,872
Savings & Loans - 0.22%
Berkshire Hills Bancorp Inc	15,800	430
Semiconductors - 1.87%
Aquantia Corp (a)	34,530	313
Entegris Inc	91,400	3,262
		3,575
Software - 5.17%
Alteryx Inc (a)	13,190	1,106
Aspen Technology Inc (a)	23,300	2,429
Ceridian HCM Holding Inc (a)	12,819	658
Manhattan Associates Inc (a)	21,940	1,209
Pluralsight Inc (a)	20,400	648
SailPoint Technologies Holding Inc (a)	36,600	1,051
Smartsheet Inc (a)	17,709	722
SolarWinds Corp (a)	107,088	2,091
		9,914

See accompanying notes.

Schedule of Investments
SmallCap Account
March 31, 2019 (unaudited)

Affiliated Securities	December 31, 2018		Purchases		Sales	March 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$1,443			$11,486	$10,849	$2,080
	$1,443			$11,486	$10,849	$2,080

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$18	$	— $		— $	—
	$18	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

March 31, 2019 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.  Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Account’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Accounts’assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities and senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political, and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Accountund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$777,417	$—	$777,417
Investment Companies	129,878	—	—	129,878
Municipal Bonds*	—	18,671	—	18,671
U.S. Government & Government Agency Obligations*	—	1,600,603	—	1,600,603
Total investments in securities $	129,878	$2,396,691	$—	$2,526,569
Short Sales
U.S. Government & Government Agency Obligations	—	(2,291)	—	(2,291)
Total Short Sales $	—	$(2,291)	$—	$(2,291)

Core Plus Bond Account
Bonds*	—	176,355	—	176,355
Common Stocks*	47	—	—	47
Investment Companies	16,918	—	—	16,918
Preferred Stocks
Consumer, Non-cyclical	—	19	—	19
Senior Floating Rate Interests*	—	2,749	—	2,749
U.S. Government & Government Agency Obligations*	—	124,364	—	124,364
Total investments in securities $	16,965	$303,487	$—	$320,452
Assets
Interest Rate Contracts
Futures**	150	—	—	150
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	(78)	—	(78)

Diversified Balanced Account
Bonds*	—	3	—	3
Investment Companies	1,049,469	—	—	1,049,469
Preferred Stocks
Consumer, Non-cyclical	—	1	—	1
Total investments in securities $	1,049,469	$4	$—	$1,049,473

Diversified Balanced Managed Volatility Account
Investment Companies	172,501	—	—	172,501
Total investments in securities $	172,501	$—	$—	$172,501

Diversified Balanced Volatility Control Account
Investment Companies	82,047	—	—	82,047
Total investments in securities $	82,047	$—	$—	$82,047

Diversified Growth Account
Investment Companies	3,738,227	—	—	3,738,227
Total investments in securities $	3,738,227	$—	$—	$3,738,227

Diversified Growth Managed Volatility Account
Investment Companies	348,642	—	—	348,642
Total investments in securities $	348,642	$—	$—	$348,642

Diversified Growth Volatility Control Account
Investment Companies	464,975	—	—	464,975
Total investments in securities $	464,975	$—	$—	$464,975

Diversified Income Account
Investment Companies	256,696	—	—	256,696
Total investments in securities $	256,696	$—	$—	$256,696

Diversified International Account
Common Stocks
Basic Materials	2,457	9,019	—	11,476
Communications	5,022	16,093	—	21,115
Consumer, Cyclical	5,226	36,600	—	41,826

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Accountund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Consumer, Non-cyclical	$3,006	$40,641	$—	$43,647
Energy	3,539	15,666	—	19,205
Financial	12,669	53,646	—	66,315
Industrial	4,373	16,293	—	20,666
Technology	—	21,448	—	21,448
Utilities	—	6,165	—	6,165
Investment Companies	4,215	—	—	4,215
Preferred Stocks	1,069	—	—	1,069
Total investments in securities $	41,576	$215,571	$—	$257,147

Equity Income Account
Common Stocks*	706,366	—	—	706,366
Investment Companies	10,074	—	—	10,074
Total investments in securities $	716,440	$—	$—	$716,440

Government & High Quality Bond Account
Bonds*	—	65,728	—	65,728
Investment Companies	2,562	—	—	2,562
U.S. Government & Government Agency Obligations*	—	152,514	—	152,514
Total investments in securities $	2,562	$218,242	$—	$220,804

Income Account
Bonds*	—	111,085	—	111,085
Common Stocks
Energy	325	—	—	325
Industrial	—	—	4,642	4,642
Utilities	—	—	284	284
Investment Companies	3,818	—	—	3,818
Senior Floating Rate Interests*	—	1,215	—	1,215
U.S. Government & Government Agency Obligations*	—	58,896	—	58,896
Total investments in securities $	4,143	$171,196	$4,926	$180,265

International Emerging Markets Account
Common Stocks
Basic Materials	2,168	2,630	—	4,798
Communications	7,001	9,760	—	16,761
Consumer, Cyclical	2,697	5,870	—	8,567
Consumer, Non-cyclical	2,043	5,250	—	7,293
Energy	361	8,556	—	8,917
Financial	3,833	20,044	—	23,877
Industrial	—	4,076	—	4,076
Technology	588	11,642	—	12,230
Utilities	—	1,940	—	1,940
Investment Companies	1,092	—	—	1,092
Preferred Stocks	1,283	—	—	1,283
Total investments in securities $	21,066	$69,768	$—	$90,834

LargeCap Growth Account
Common Stocks*	113,629	—	—	113,629
Investment Companies	2,099	—	—	2,099
Total investments in securities $	115,728	$—	$—	$115,728

LargeCap Growth Account I
Common Stocks
Basic Materials	5,381	—	—	5,381
Communications	69,640	—	6	69,646
Consumer, Cyclical	23,914	—	—	23,914
Consumer, Non-cyclical	97,181	—	—	97,181
Energy	325	—	—	325
Financial	29,282	—	—	29,282
Industrial	36,713	—	—	36,713
Technology	79,388	—	—	79,388
Utilities	1,673	—	—	1,673

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Accountund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Account I
Convertible Preferred Stocks
Communications		$—	$—	$1,036	$1,036
Investment Companies		14,686	—	—	14,686
Preferred Stocks
Communications		—	119	—	119
Technology		—	51	154	205
	Total investments in securities $	358,183	$170	$1,196	$359,549
Assets
Equity Contracts
Futures**		32	—	—	$32

LargeCap S&P 500 Index Account
Common Stocks*		2,525,441	—	—	2,525,441
Investment Companies		22,733	—	—	22,733
	Total investments in securities $	2,548,174	$—	$—	$2,548,174
Assets
Equity Contracts
Futures**		381	—	—	381

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		205,526	—	—	205,526
Investment Companies		11,979	—	—	11,979
Purchased Options		425	—	—	425
	Total investments in securities $	217,930	$—	$—	$217,930
Assets
Equity Contracts
Futures**		6	—	—	6
Liabilities
Equity Contracts
Written Options		(272)	—	—	(272)

MidCap Account
Common Stocks*		566,411	—	—	566,411
Investment Companies		712	—	—	712
	Total investments in securities $	567,123	$—	$—	$567,123

Multi-Asset Income Account
Investment Companies		411	—	—	411
	Total investments in securities $	411	$—	$—	$411

Principal Capital Appreciation Account
Common Stocks*		147,004	—	—	147,004
Investment Companies		3,932	—	—	3,932
	Total investments in securities $	150,936	$—	$—	$150,936

Principal LifeTime 2010 Account
Investment Companies		32,491	—	—	32,491
	Total investments in securities $	32,491	$—	$—	$32,491

Principal LifeTime 2020 Account
Investment Companies		186,404	—	—	186,404
	Total investments in securities $	186,404	$—	$—	$186,404

Principal LifeTime 2030 Account
Investment Companies		161,153	—	—	161,153
	Total investments in securities $	161,153	$—	$—	$161,153

Principal LifeTime 2040 Account
Investment Companies		73,020	—	—	73,020
	Total investments in securities $	73,020	$—	$—	$73,020

Principal LifeTime 2050 Account
Investment Companies		35,034	—	—	35,034
	Total investments in securities $	35,034	$—	$—	$35,034

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Accountund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2060 Account
Investment Companies	$6,231	$—	$—	$6,231
Total investments in securities $	6,231	$—	$—	$6,231

Principal LifeTime Strategic Income Account
Investment Companies	22,623	—	—	22,623
Total investments in securities $	22,623	$—	$—	$22,623

Real Estate Securities Account
Common Stocks*	156,126	—	—	156,126
Investment Companies	2,408	—	—	2,408
Total investments in securities $	158,534	$—	$—	$158,534

SAM Balanced Portfolio
Investment Companies	702,439	—	—	702,439
Total investments in securities $	702,439	$—	$—	$702,439

SAM Conservative Balanced Portfolio
Investment Companies	186,000	—	—	186,000
Total investments in securities $	186,000	$—	$—	$186,000

SAM Conservative Growth Portfolio
Investment Companies	333,673	—	—	333,673
Total investments in securities $	333,673	$—	$—	$333,673

SAM Flexible Income Portfolio
Investment Companies	189,594	—	—	189,594
Total investments in securities $	189,594	$—	$—	$189,594

SAM Strategic Growth Portfolio
Investment Companies	284,774	—	—	284,774
Total investments in securities $	284,774	$—	$—	$284,774

Short-Term Income Account
Bonds*	—	146,886	—	146,886
Investment Companies	2,016	—	—	2,016
U.S. Government & Government Agency Obligations*	—	3,675	—	3,675
Total investments in securities $	2,016	$150,561	$—	$152,577

SmallCap Account
Common Stocks*	188,132	—	—	188,132
Investment Companies	2,080	—	—	2,080
Total investments in securities $	190,212	$—	$—	$190,212

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for thoseAccounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows

(amounts in thousands):

		Fair Value as of
Account	Asset Type	March 31, 2019	Valuation Technique	Unobservable Input	Input Valuations
Income Account	Common Stock	$ 4,642	Enterprise Valuation Model	EBITDA Multiples	0.95 – 1.15	x
	Common Stock	284	Indicative Market Quotations	Broker Quote	$140.00
		$4,926

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued						Net Change
			Discounts/						in Unrealized
			Premiums						Appreciation/
	Value	Realized	and Change			Transfers	Transfers		(Depreciation) on
	December	Gain/	in Unrealized		Proceeds	into	Out of	Value March	Investments Held at
Account	31, 2018	(Loss)	Gain/ (Loss)	Purchases	from Sales	Level 3*	Level 3**	31, 2019	March 31, 2019
Income Account
Common Stock
Industrial	$4,735	$—	$(93)	$—	$—	$—	$—	$4,642	$(93)
Utilities	284	—	—	—	—	—	—	284	—
Total	$5,019	$—	$(93)	$—	$—	$—	$—	$4,926	$(93)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of March 31, 2019 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.